 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 27, 1998.

                                             1933 ACT REGISTRATION NO. 333-14725
                                             1940 ACT REGISTRATION NO. 811-07873
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                ----------------

                                   FORM N-1A

      REGISTRATION STATEMENT UNDER THE
        SECURITIES ACT OF 1933           [_]
      Pre-Effective Amendment No.        [_]
      Post-Effective Amendment No.  4    [X]

                                     and/or

      REGISTRATION STATEMENT UNDER THE
       INVESTMENT COMPANY ACT OF 1940    [_]
      Amendment No.  4                   [X]

                        (Check appropriate box or boxes)

                                ----------------

                        NUVEEN FLAGSHIP MUNICIPAL TRUST
               (Exact name of Registrant as Specified in Charter)

    333 West Wacker Drive, Chicago,                      60606
                Illinois
(Address of Principal Executive Office)                (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 917-7700

    Gifford R. Zimmerman, Esq.--Vice                With a copy to:
        President and Secretary                     Thomas S. Harman
         333 West Wacker Drive                Morgan, Lewis & Bockius LLP
        Chicago, Illinois 60606                    1800 M Street, NW
(Name and Address of Agent for Service)           Washington, DC 20036


It is proposed that this filing will become effective (check appropriate box):

[_] Immediately upon filing pursuant        [_] on (date) pursuant to
    to paragraph (b)                            paragraph (a)(1)
[X] on August 28, 1998 pursuant to          [_] 75 days after filing pursuant
    paragraph (b)                               to paragraph (a)(2)
[_] 60 days after filing pursuant to        [_] on (date) pursuant to paragraph
    paragraph (a)(1)                            (a)(2) of Rule 485.

If appropriate, check the following box:
[_] This post-effective amendment designates a new effective date for a previ-ously filed post-effective amendment.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               PART A--PROSPECTUS

                        NUVEEN FLAGSHIP MUNICIPAL TRUST

                             333 West Wacker Drive

                            Chicago, Illinois 60606

NUVEEN
Municipal
Bond Funds



August 28, 1998


Prospectus


Dependable, tax-free income
to help you keep more of
what you earn.

[PHOTO APPEARS HERE]

National

National
Insured

All-American

Intermediate

Limited Term

NOT FDIC-May lose value
INSURED  No bank guarantee

Like all mutual fund shares these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


Table of Contents


Section 1  The Funds

This section provides you with an overview of the funds including investment objectives, portfolio holdings and historical performance information.

Introduction                                                          1
Nuveen Municipal Bond Fund                                            2
Nuveen Insured Municipal Bond Fund                                    4
Nuveen Flagship All-American Municipal Bond Fund                      6
Nuveen Flagship Intermediate Municipal Bond Fund                      8
Nuveen Flagship Limited Term Municipal Bond Fund                     10

Section 2  How We Manage Your Money

This section gives you a detailed discussion of our investment and risk management strategies.

Who Manages the Funds                                                12
Management Fees                                                      13
What Securities We Invest In                                         13
How We Select Investments                                            15
What the Risks Are                                                   15
How We Manage Risk                                                   16

Section 3  How You Can Buy and Sell Shares

This section provides the information you need to move money into or out of your account.

How to Choose a Share Class                                          17
How to Reduce Your Sales Charge                                      19
How to Buy Shares                                                    20
Systematic Investing                                                 20
Systematic Withdrawal                                                21
Special Services                                                     22
How to Sell Shares                                                   22

Section 4  General Information

This section summarizes the funds' distribution policies and other general fund information.

Distributions and Taxes                                              24
Distribution and Service Plans                                       25
Net Asset Value                                                      26
Fund Service Providers                                               26

Section 5  Financial Highlights

This section provides the funds' financial performance
for the past 5 years.                                                27

We have used the icons below throughout this prospectus to make it easy for you to find the type of information you need.

Investment Strategy

Risks

Fees, Charges
and Expenses

Shareholder
Instructions

Performance and
Current Portfolio
Information

                                                                 August 28, 1998

Section 1  The Funds

               Nuveen Municipal Bond Fund

               Nuveen Insured Municipal Bond Fund

               Nuveen Flagship All-American Municipal Bond Fund

               Nuveen Flagship Intermediate Municipal Bond Fund

               Nuveen Flagship Limited Term Municipal Bond Fund



Prospectus

This prospectus is intended to provide important information to help you evaluate whether one of the Nuveen Mutual Funds listed above may be right for you. Please read it carefully before investing and keep it for future reference.

To learn more about how Nuveen Mutual Funds can help you achieve your financial goals, talk with your financial adviser. Or call us at (800) 257-8787 for more information.

A Century of Investment Experience

Since our founding in 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. Today we offer a broad range of quality investments designed for individuals seeking to build and maintain wealth.


                                                         Section 1  The Funds  1

Nuveen Municipal Bond Fund

Fund Overview

Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued long-term municipal bonds that offer potentially above-average total return.

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are interest rate risk and credit risk. Interest rate risk is the risk that changes in market interest rates will affect the value of a fund's investment portfolio. In general, the value of a municipal bond falls when interest rates rise, and rises when interest rates fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated municipal bonds may carry a greater degree of credit risk. As with any mutual fund investment, loss of money is a risk of investing.

The fund limits your investment risk generally by restricting the types of municipal bonds it purchases and by diversifying its investment portfolio geographically as well as across different industry sectors.

Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:

 .   Earn regular monthly tax-free dividends;
 .   Preserve investment capital over time;
 .   Reduce taxes on investment income;
 . Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:

 .   Pursue an aggressive, high-growth investment strategy;
 .   Invest through an IRA or 401(k) plan;
 .   Avoid fluctuations in share price.

How the Fund Has Performed

The fund's investment adviser is Nuveen Advisory Corp., Nuveen's Premier Adviser/SM/ for municipal bond investing. The chart and table below illustrate annual fund returns for each of the past ten years as well as annualized fund, peer group and market benchmark returns for the one-, five- and ten-year periods ending December 31, 1997. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).

Total Returns/1/


[BAR CHART APPEARS HERE]

                            Class A Annual Returns

1988            10.4

1989            10.6

1990             6.0

1991            11.1

1992             8.2

1993             8.3

1994            -2.1

1995            15.0

1996             4.0

1997             8.9

During the ten years ending December 31, 1997, the highest and lowest quarterly returns were 5.92% and -3.20%, respectively for the quarters ending 6/30/89 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the 1-, 5- and 10-year average annual return table does.


                      Average Annual Total Returns for
                     the Periods Ending December 31, 1997
                     ------------------------------------

     Class               1 Year    5 Year    10 Year
---------------------------------------------------------
Class A (Offer)           4.24%     5.75%      7.45%
---------------------------------------------------------
Class A (NAV)             8.86%     6.67%      7.92%
---------------------------------------------------------
Class B                   4.20%     5.79%      7.32%
---------------------------------------------------------
Class C                   8.06%     5.88%      7.12%
---------------------------------------------------------
Class R                   9.08%     6.93%      8.18%
---------------------------------------------------------
LB Market Benchmark/2/    9.19%     7.36%      8.58%
---------------------------------------------------------
Lipper Peer Group/3/      9.39%     7.03%      8.35%
---------------------------------------------------------


2  Section 1   The Funds

What are the Costs of Investing?


Shareholder Transaction Expenses/4/

Paid Directly From Your Investment

Share Class                             A            B         C       R/5/
----------------------------------------------------------------------------
Maximum Sales Charge Imposed
on Purchases                           4.20%/6/     None      None     None
 ............................................................................
Maximum Sales Charge Imposed
on Reinvested Dividends                None         None      None     None
 ............................................................................
Exchange Fees                          None         None      None     None
 ............................................................................
Deferred Sales Charge/7/               None/8/        5%/9/     1%/10/ None
 ............................................................................

Annual Fund Operating Expenses/11/

Paid From Fund Assets

Share Class                             A            B         C        R
----------------------------------------------------------------------------
Management Fees                        .45%         .45%      .45%     .45%
 ............................................................................
12b-1 Distribution and Service Fees    .20%         .95%      .75%       -%
 ............................................................................
Other Expenses                         .15%         .16%      .15%     .15%
 ............................................................................
Total Operating Expenses               .80%        1.56%     1.35%     .60%
 ............................................................................

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Your actual returns and costs may be higher or lower.

                         Redemption                       No Redemption
Share Class     A        B        C        R       A        B        C       R
--------------------------------------------------------------------------------
1 Year        $  498   $  554   $  137    $ 61   $  498   $  159   $  137   $ 61
 ................................................................................
3 Years       $  665   $  812   $  428    $192   $  665   $  493   $  428   $192
 ................................................................................
5 Years       $  846   $  965   $  739    $335   $  846   $  850   $  739   $335
 ................................................................................
10 Years      $1,368   $1,652   $1,624    $750   $1,368   $1,652   $1,624   $750
 ................................................................................

How the Fund Is Invested (as of 4/30/98)

Portfolio Statistics

Weighted Average Maturity                      18.7 years
 .........................................................
Weighted Average Duration                       6.8 years
 .........................................................
Weighted Average Credit Quality                        AA
 .........................................................
Number of Issues                                      198
 .........................................................

Credit Quality

AAA                                                 40.3%
 .........................................................
AA                                                  34.9%
 .........................................................
A                                                   18.6%
 .........................................................
BBB                                                  5.9%
 .........................................................
NR/Other                                             0.3%
 .........................................................

Industry Diversification (Top 5)

[PIE CHART APPEARS HERE]

Tax Obligation--Limited         (8%)
Water/Sewer                     (9%)
U.S. Guaranteed                (11%)
Other                          (28%)
Utilities                      (25%)
Health Care                    (19%)

1. Class R total returns reflect actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of Investing?"). The year-to-date return as of 6/30/98 was 2.59%.

2. Market Benchmark returns reflect the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index comprised of a broad range of investment-grade municipal bonds.

3. Peer Group returns reflect the performance of the Lipper National Municipal Debt Index, a managed index that represents the average annualized returns of the 30 largest funds in the Lipper National Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

4. As a percent of offering price unless otherwise noted. Authorized Dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."

6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."

7. As a percentage of lesser of purchase price or redemption proceeds. Conduct Rules.

8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."

9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.

10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.

11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers

                                                         Section 1  The Funds  3

Nuveen Insured Municipal Bond Fund

Fund Overview

Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued long-term, insured municipal bonds that offer potentially above-average total return.

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are interest rate risk and credit risk. Interest rate risk is the risk that changes in market interest rates will affect the value of a fund's investment portfolio. In general, the value of a municipal bond falls when interest rates rise, and rises when interest rates fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated municipal bonds may carry a greater degree of credit risk. As with any mutual fund investment, loss of money is a risk of investing.

The fund limits your investment risk generally by restricting the types of municipal bonds it purchases and by diversifying its investment portfolio geographically as well as across different industry sectors.

Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:

         . Earn regular monthly tax-free dividends;

         . Preserve investment capital over time;

         . Reduce taxes on investment income;

         . Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:

         . Pursue an aggressive, high-growth investment strategy;

         . Invest through an IRA or 401(k) plan;

         . Avoid fluctuations in share price.

How the Fund Has Performed

The fund's investment adviser is Nuveen Advisory Corp., Nuveen's Premier Adviser(SM) for municipal bond investing. The chart and table below illustrate annual fund returns for each of the past ten years as well as annualized fund, peer group and market benchmark returns for the one-, five- and ten-year periods ending December 31, 1997. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).

Total Returns/1/

                           [BAR CHART APPEARS HERE]

Class A Annual Returns
1988             12.6%
1989             10.3
1990              6.5
1991             12.5
1992              9.4
1993             13.2
1994             -6.4
1995             19.0
1996              3.2
1997              8.3

During the ten years ending December 31, 1997, the highest and lowest quarterly returns were 7.71% and -6.39%, respectively for the quarters ending 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the 1-, 5- and 10-year average annual return table does.

                             Average Annual Total Returns for
                           the Periods Ending December 31, 1997
                           ------------------------------------
Class                      1 Year         5 Year        10 Year
---------------------------------------------------------------
Class A (Offer)             3.75%          6.19%          8.18%
---------------------------------------------------------------
Class A (NAV)               8.33%          7.10%          8.64%
---------------------------------------------------------------
Class B                     3.53%          6.13%          8.00%
---------------------------------------------------------------
Class C                     7.73%          6.24%          7.80%
---------------------------------------------------------------
Class R                     8.54%          7.30%          8.88%
---------------------------------------------------------------
LB Market Benchmark/2/      9.19%          7.36%          8.58%
---------------------------------------------------------------
Lipper Peer Group/3/        8.38%          6.68%          8.10%
---------------------------------------------------------------

4  Section 1  The Funds

What are the Costs of Investing?

Shareholder Transaction Expenses/4/

Paid Directly From Your Investment

Share Class                            A            B            C          R/5/
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed
on Purchases                        4.20%/6/     None         None          None
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed
on Reinvested Dividends             None         None         None          None
--------------------------------------------------------------------------------
Exchange Fees                       None         None         None          None
--------------------------------------------------------------------------------
Deferred Sales Charge/7/            None/8/         5%/9/        1%/10/     None
--------------------------------------------------------------------------------

Annual Fund Operating Expenses/11/

Paid From Fund Assets

Share Class                                  A           B         C          R
--------------------------------------------------------------------------------
Management Fees                            .48%        .48%      .48%       .48%
--------------------------------------------------------------------------------
12b-1 Distribution and Service Fees        .20%        .95%      .75%        --%
--------------------------------------------------------------------------------
Other Expenses                             .18%        .18%      .18%       .18%
--------------------------------------------------------------------------------
Total Operating Expenses                   .86%       1.61%     1.41%       .66%
--------------------------------------------------------------------------------

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Your actual returns and costs may be higher or lower.

                           Redemption                      No Redemption
Share Class           A       B       C     R           A       B       C     R
--------------------------------------------------------------------------------
1 Year            $  504  $  559  $  144  $ 67      $  504  $  164  $  144  $ 67
--------------------------------------------------------------------------------
3 Years           $  683  $  827  $  446  $211      $  683  $  508  $  446  $211
--------------------------------------------------------------------------------
5 Years           $  877  $  991  $  771  $368      $  877  $  876  $  771  $368
--------------------------------------------------------------------------------
10 Years          $1,436  $1,710  $1,691  $822      $1,436  $1,710  $1,691  $822
--------------------------------------------------------------------------------

1. Class R total returns reflect actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of Investing?"). The year-to-date return as of 6/30/98 was 2.42%.

2. Market Benchmark returns reflect the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index comprised of a broad range of investment-grade municipal bonds.

3. Peer Group returns reflect the performance of the Lipper Insured National Municipal Debt Index, a managed index that represents the average annualized returns of the 10 largest funds in the Lipper Insured National Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

4. As a percent of offering price unless otherwise noted. Authorized Dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."

6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."

7.  As a percentage of lesser of purchase price or redemption proceeds.

8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."

9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.

10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.

11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

How the Fund Is Invested (as of 4/30/98)

Portfolio Statistics
Weighted Average Maturity                                             19.3 years
--------------------------------------------------------------------------------
Weighted Average Duration                                              6.6 years
--------------------------------------------------------------------------------
Weighted Average Credit Quality                                              AAA
--------------------------------------------------------------------------------
Number of Issues                                                             178
--------------------------------------------------------------------------------

Credit Quality
Insured                                                                      76%
--------------------------------------------------------------------------------

U.S. Guaranteed                                                               24%

--------------------------------------------------------------------------------

Industry Diversification (Top 5)

                           [PIE CHART APPEARS HERE]

Health Care                                                                (16%)

Tax Obligation--Limited                                                     (9%)

U.S. Guaranteed                                                            (27%)

Tax Obligation--General                                                    (14%)

Utilities                                                                   (9%)

Other                                                                      (25%)


                                                         Section 1  The Funds  5

               Nuveen Flagship All-American Municipal Bond Fund

Fund Overview

Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued long-term municipal bonds that offer potentially above-average total return.

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are interest rate risk and credit risk. Interest rate risk is the risk that changes in market interest rates will affect the value of a fund's investment portfolio. In general, the value of a municipal bond falls when interest rates rise, and rises when interest rates fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated municipal bonds may carry a greater degree of credit risk. As with any mutual fund investment, loss of money is a risk of investing.

The fund limits your investment risk generally by restricting the types of municipal bonds it purchases and by diversifying its investment portfolio geographically as well as across different industry sectors.

Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:

     .  Earn regular monthly tax-free dividends;
     .  Preserve investment capital over time;
     .  Reduce taxes on investment income;
     . Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:

     .  Pursue an aggressive, high-growth investment strategy;
     .  Invest through an IRA or 401(k) plan;
     .  Avoid fluctuations in share price.

How the Fund Has Performed

The fund's investment adviser is Nuveen Advisory Corp., Nuveen's Premier Adviser/SM/ for municipal bond investing. The chart and table below illustrate annual fund returns for each of the past nine years as well as annualized fund, peer group and market benchmark returns for the one- and five-year periods ending December 31, 1997. This information is intended to help you assess the variability of fund returns over the past nine years (and consequently, the potential rewards and risks of a fund investment).

Total Returns/1/

[BAR CHART APPEARS HERE]

                            Class A Annual Returns

        1989    1990    1991   1992    1993   1994    1995   1996   1997
        11.6%   5.8%    14.5%  10.5%   14.4%  -5.9%   17.5%  4.8%   10.8%

During the nine years ending December 31, 1997, the highest and lowest quarterly returns were 6.84% and -5.54%, respectively for the quarters ending 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the 1- and 5-year average annual return table does.

                              Average Annual Total Returns for
                           the Periods Ending December 31, 1997
                           ------------------------------------
Class                         1 Year     5 Years    Inception
---------------------------------------------------------------
Class A (Offer)                6.17%     7.06%       8.51%
---------------------------------------------------------------
Class A (NAV)                 10.82%     7.99%       9.01%
---------------------------------------------------------------
Class B                        6.01%     7.21%       8.50%
---------------------------------------------------------------
Class C                       10.24%     7.39%       8.41%
---------------------------------------------------------------
Class R                       11.02%     8.03%       9.03%
---------------------------------------------------------------
LB Market BenchMark/2/         9.19%     7.36%       8.26%
---------------------------------------------------------------
Lipper Peer Group/3/           9.39%     7.03%       7.90%
---------------------------------------------------------------

6 Section 1   The Funds

What are the Costs of Investing?

Shareholder Transaction Expenses/4/

Paid Directly From Your Investment
Share Class                              A        B        C         R/5/
--------------------------------------------------------------------------
Maximum Sales Charge Imposed
on Purchases                           4.20%/6/   None     None      None

Maximum Sales Charge Imposed
on Reinvested Dividends                None       None     None      None

Exchange Fees                          None       None     None      None

Deferred Sales Charge/7/               None/8/       5%/9/    1%/10/ None

Annual Fund Operating Expenses/11/
Paid From Fund Assets

Share Class                              A        B        C        R
--------------------------------------------------------------------------
Management Fees                         .49%       .49%     .49%     .49%
12b-1 Distribution and Service Fees     .20%       .95%     .75%      --%
Other Expenses                          .12%       .12%     .12%     .12%
Total Operating Expenses                .81%      1.56%    1.36%     .61%

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the funds' operating expenses remain the same. Your actual returns and costs may be higher or lower.

                        Redemption                  No Redemption
Share Class     A       B       C      R      A       B       C      R
1 Year         $  499  $  554  $  138  $ 62  $  499  $  159  $  138  $ 62
3 Years        $  668  $  812  $  431  $195  $  668  $  493  $  431  $195
5 Years        $  851  $  965  $  745  $340  $  851  $  850  $  745  $340
10 Years       $1,380  $1,655  $1,635  $762  $1,380  $1,655  $1,635  $762

How the Fund Is Invested (as of 4/30/98)

Portfolio Statistics
Weighted Average Maturity    21.6 years
Weighted Average Duration     7.6 years
Weighted Average Credit Quality       A
Number of Issues                    124

Credit Quality
AAA                                28.9%
AA                                  6.2%
A                                  21.2%
BBB                                33.6%
NR/Other                           10.1%

Industry Diversification (Top 5)

Health Care                         (17%)
Transportation                      (14%)
Utilities                           (13%)
U.S. Guaranteed                     (11%)
Education and Civic Organizations   (10%)
Other                               (35%)

1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted in the case of Classes B and C for the differences in fees between the classes (see "What are the Costs of Investing?"). The year-to-date return as of 6/30/98 was 2.87%.

2. Market Benchmark returns reflect the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index comprised of a broad range of investment-grade municipal bonds.

3. Peer Group returns reflect the performance of the Lipper National Municipal Debt Index, a managed index that represents the average annualized returns of the 30 largest funds in the Lipper National Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

4. As a percent of offering price unless otherwise noted. Authorized Dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."

6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."

7.  As a percentage of lesser of purchase price or redemption proceeds.

8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."

9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.

10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.

11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

Nuveen Flagship Intermediate Municipal Bond Fund

Fund Overview


Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued intermediate-term municipal bonds that offer potentially above-average total return.


What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are interest rate risk and credit risk. Interest rate risk is the risk that changes in market interest rates will affect the value of a fund's investment portfolio. In general, the value of a municipal bond falls when interest rates rise, and rises when interest rates fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated municipal bonds may carry a greater degree of credit risk. As with any mutual fund investment, loss of money is a risk of investing.

The fund limits your investment risk generally by restricting the types and maturities of municipal bonds it purchases and by diversifying its investment portfolio geographically as well as across different industry sectors.


Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:

     .  Earn regular monthly tax-free dividends;
     .  Preserve investment capital over time;
     .  Reduce taxes on investment income;
     .  Set aside money systematically for
        retirement, estate planning or college funding.

You should not invest in this fund if you seek to:

     .  Pursue an aggressive, high-growth investment strategy;
     .  Invest through an IRA or 401(k) plan;
     .  Avoid fluctuations in share price.

How the Fund Has Performed

The fund's investment adviser is Nuveen Advisory Corp., Nuveen's Premier Adviser(SM) for municipal bond investing. The chart and table below illustrate annual fund returns for each of the past five years as well as annualized fund, peer group and market benchmark returns for the one- and five-year periods ending December 31, 1997. This information is intended to help you assess the variability of fund returns over the past five years (and consequently, the potential rewards and risks of a fund investment).


Total Returns/1/



                           [BAR CHART APPEARS HERE]
                            Class A Annual Returns
1993    14.0

1994    -4.8

1995    15.6

1996     4.3

1997     9.6

During the five years ending December 31, 1997, the highest and lowest quarterly returns were 5.36% and -4.26%, respectively for the quarters ending 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the 1- and 5-year average annual return table does.


                      Average Annual Total Returns for
                     the Periods Ending December 31, 1997
                     ------------------------------------

Class                      1 Year    5 Year    Inception
--------------------------------------------------------------------------------
Class A (Offer)             6.30%     6.83%        7.05%
--------------------------------------------------------------------------------
Class A (NAV)               9.62%     7.49%        7.68%
--------------------------------------------------------------------------------
Class C                     8.92%     6.90%        7.08%
--------------------------------------------------------------------------------
Class R                     9.61%     7.49%        7.68%
--------------------------------------------------------------------------------
LB Market Benchmark/2/      7.67%     6.61%        6.62%
--------------------------------------------------------------------------------
Lipper Peer Group/3/        7.40%     5.98%        6.01%
--------------------------------------------------------------------------------

8  Section 1   The Funds

What are the Costs of Investing?


Shareholder Transaction Expenses/4/

Paid Directly From Your Investment


Share Class                              A      C     R/5/
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed
on Purchases                           3.0%/6/ None   None
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed
on Reinvested Dividends                None    None   None
--------------------------------------------------------------------------------
Exchange Fees                          None    None   None
--------------------------------------------------------------------------------
Deferred Sales Charge/7/               None/8/  1%/9/ None
--------------------------------------------------------------------------------


Annual Fund Operating Expenses/10/

Paid From Fund Assets

Share Class                                       A      C      R
--------------------------------------------------------------------------------
Management Fees                                 .50%   .50%   .50%
--------------------------------------------------------------------------------
12b-1 Distribution and Service Fees             .20%   .75%     -%
--------------------------------------------------------------------------------
Other Expenses                                  .33%   .33%   .33%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses--Gross    1.03%  1.58%   .83%
--------------------------------------------------------------------------------

[Effect of Adviser's Voluntary Waivers]


[Effect of Adviser's Voluntary Waivers]
--------------------------------------------------------------------------------
Expense Waivers/Reimbursements                 (.24%)  (.24%)  (.24%)
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses--Net       .79%   1.34%    .59%
--------------------------------------------------------------------------------

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Your actual returns and costs may be higher or lower.


                     Redemption               No Redemption
Share Class        A        C        R          A       C      R
--------------------------------------------------------------------------------
1 Year         $  402    $  161  $   85     $  402    $  161  $   85
--------------------------------------------------------------------------------
3 Years        $  618    $  499  $  265     $  618    $  499  $  265
--------------------------------------------------------------------------------
5 Years        $  852    $  860  $  460     $  852    $  860  $  460
--------------------------------------------------------------------------------
10 Years       $1,522    $1,878  $1,025     $1,522    $1,878  $1,025
--------------------------------------------------------------------------------

How the Fund Is Invested (as of 4/30/98)


Portfolio Statistics
Weighted Average Maturity             8.7 years
--------------------------------------------------------------------------------
Weighted Average Duration             6.8 years
--------------------------------------------------------------------------------
Weighted Average Credit Quality              A+
--------------------------------------------------------------------------------
Number of Issues                             65
--------------------------------------------------------------------------------


Credit Quality

AAA                                       30.7%
--------------------------------------------------------------------------------
AA                                        11.2%
--------------------------------------------------------------------------------
A                                         22.7%
--------------------------------------------------------------------------------
BBB                                       22.9%
--------------------------------------------------------------------------------
NR/Other                                  12.5%
--------------------------------------------------------------------------------

Industry Diversification (Top 5)


[PIE CHART APPEARS HERE]

Transportation                       (12%)
Utilities                             (9%)
Other                                (31%)
Education and Civic Organizations     (9%)
Health Care                          (25%)
Tax Obligation-Limited               (14%)

1. Class A total returns reflect actual performance for all periods; Class C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted in the case of Class C for the differences in fees between the classes (see "What are the Costs of Investing?"). The year-to-date return as of 6/30/98 was 2.24%.

2. Market Benchmark returns reflect the performance of the Lehman Brothers 7 year Municipal Bond Index, an unmanaged index comprised of a broad range of investment-grade municipal bonds.

3. Peer Group returns reflect the performance of the Lipper Intermediate Municipal Debt Index, a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Intermediate Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

4. As a percent of offering price unless otherwise noted. Authorized Dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."

6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."

7.   As a percentage of lesser of purchase price or redemption proceeds.

8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."

9.   Class C shares redeemed within one year of purchase are subject to a 1%
     CDSC.

10. Long-term holders of Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                         Section 1  The Funds  9

Nuveen Flagship Limited Term Municipal Bond Fund

Fund Overview

Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued limited-term municipal bonds that offer potentially above-average total return.

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are interest rate risk and credit risk. Interest rate risk is the risk that changes in market interest rates will affect the value of a fund's investment portfolio. In general, the value of a municipal bond falls when interest rates rise, and rises when interest rates fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated municipal bonds may carry a greater degree of credit risk. As with any mutual fund investment, loss of money is a risk of investing.

The fund limits your investment risk generally by restricting the types and maturities of municipal bonds it purchases and by diversifying its investment portfolio geographically as well as across different industry sectors.

Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:

     .  Earn regular monthly tax-free dividends;
     .  Preserve investment capital over time;
     .  Reduce taxes on investment income;
     .  Set aside money systematically for
        retirement, estate planning or college funding.

You should not invest in this fund if you seek to:

     .  Pursue an aggressive, high-growth
        investment strategy;
     .  Invest through an IRA or 401(k) plan;
     .  Avoid fluctuations in share price.

How the Fund Has Performed

The fund's investment adviser is Nuveen Advisory Corp., Nuveen's Premier Adviser/SM/ for municipal bond investing. The chart and table below illustrate annual fund returns for each of the past ten years as well as annualized fund, peer group and market benchmark returns for the one-, five- and ten-year periods ending December 31, 1997. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).

Total Returns/1/

                           [BAR CHART APPEARS HERE]
                            Class A Annual Returns

1988                    6.4

1989                    8.1

1990                    6.6

1991                   10.0

1992                    8.7

1993                    9.1

1994                   (1.9)

1995                   10.3

1996                    4.1

1997                    6.9

During the ten years ending December 31, 1997, the highest and lowest quarterly returns were 3.83% and -2.34%, respectively for the quarters ending 6/30/89 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the 1-, 5- and 10-year average annual return table does.


                           Average Annual Total Returns for
                          the Periods Ending December 31, 1997
                          ------------------------------------

Class                     1 Year    5 Year    10 Year
--------------------------------------------------------------------------------
Class A (Offer)            4.23%     5.06%      6.50%
--------------------------------------------------------------------------------
Class A (NAV)              6.86%     5.59%      6.77%
--------------------------------------------------------------------------------
Class C                    6.42%     5.25%      6.44%
--------------------------------------------------------------------------------
Class R                    6.84%     5.59%      6.77%
--------------------------------------------------------------------------------
LB Market Benchmark/2/     6.38%     5.85%      7.13%
--------------------------------------------------------------------------------
Lipper Peer Group/3/       5.29%     4.70%      5.91%
--------------------------------------------------------------------------------


10  Section 1   The Funds

What are the Costs of Investing?

Shareholder Transaction Expenses/4/

Paid Directly From Your Investment

Share Class                             A         C       R/5/
--------------------------------------------------------------
Maximum Sales Charge Imposed
on Purchases                           2.5%/6/   None     None
 ..............................................................
Maximum Sales Charge Imposed
on Reinvested Dividends                None      None     None
 ..............................................................
Exchange Fees                          None      None     None
 ..............................................................
Deferred Sales Charge/7/               None/8/    1%/9/   None
 ..............................................................

Annual Fund Operating Expenses/10/

Paid From Fund Assets

Share Class                                A      C        R
--------------------------------------------------------------
Management Fees                           .44%    .44%    .44%
 ..............................................................
12b-1 Distribution and Service Fees       .20%    .55%     --%
 ..............................................................
Other Expenses                            .13%    .13%    .15%
 ..............................................................
Total Operating Expenses                  .77%   1.12%    .59%
 ..............................................................

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Your actual returns and costs may be higher or lower.

                     Redemption             No Redemption
Share Class      A        C       R       A        C       R
--------------------------------------------------------------
1 Year         $  327   $  114   $ 60   $  327   $  114   $ 60
 ..............................................................
3 Years        $  490   $  356   $189   $  490   $  356   $189
 ..............................................................
5 Years        $  667   $  617   $329   $  667   $  617   $329
 ..............................................................
10 Years       $1,180   $1,363   $738   $1,180   $1,363   $738
 ..............................................................

How the Fund Is Invested (as of 4/30/98)

Portfolio Statistics

Weighted Average Maturity                            5.5 years
 ..............................................................
Weighted Average Duration                            4.4 years
 ..............................................................
Weighted Average Credit Quality                             A+
 ..............................................................
Number of Issues                                           277
 ..............................................................

Credit Quality

AAA                                                      36.3%
 ..............................................................
AA                                                        5.8%
 ..............................................................
A                                                        25.5%
 ..............................................................
BBB                                                      24.8%
 ..............................................................
NR/Other                                                  7.6%
 ..............................................................

Industry Diversification (Top 5)

[PIE CHART APPEARS HERE]

Tax Obligation-Limited                                    (9%)
Tax Obligation-General                                   (10%)
Other                                                    (32%)
Education and Civic Organizations                        (12%)
Utilities                                                (14%)
Healthcare                                               (23%)


1. Class A total returns reflect actual performance for all periods; Class C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted in the case of Class C for the differences in fees between the classes (see "What are the Costs of Investing?"). The year-to-date return as of 6/30/98 was 2.08%.

2. Market Benchmark returns reflect the performance of the Lehman Brothers 5 year Municipal Bond Index, an unmanaged index comprised of a broad range of investment-grade municipal bonds.

3. Peer Group returns represent the average annualized returns of the funds in the Lipper National Short Intermediate Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

4. As a percent of offering price unless otherwise noted. Authorized Dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."

6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."

7.  As a percentage of lesser of purchase price or redemption proceeds.

8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."

9.  Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.

10. Long-term holders of Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                         Section 1  The Funds 11

Section 2  How We Manage Your Money

     To help you understand the funds better, this section includes a detailed discussion of our investment and risk management strategies. For a more complete discussion of these matters, please consult the Statement of Additional Information.

Who Manages the Funds

Nuveen Advisory Corp., 333 West Wacker Drive, Chicago, IL 60606, ("Nuveen Advisory"), serves as the investment adviser to the funds. In this capacity, Nuveen Advisory is responsible for the selection and on-going monitoring of the municipal bonds in each fund's investment portfolio, managing the fund's business affairs and providing certain clerical, bookkeeping and other administrative services. Nuveen Advisory serves as investment adviser to investment portfolios with more than $35 billion in municipal assets under management.

Overall investment management strategy and operating policies for the funds are set by the Investment Policy Committee of Nuveen Advisory. The Investment Policy Committee is comprised of the principal executive officers and portfolio managers of Nuveen Advisory and meets regularly to review economic conditions, the outlook for the financial markets in general and the status of the municipal markets in particular. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.

Thomas C. Spalding is the portfolio manager for the Municipal Bond Fund. Mr. Spalding has managed the fund since 1976 and has been a Vice President of Nuveen Advisory since 1978. Steven J. Krupa is the portfolio manager for the Insured Fund. Mr. Krupa has managed the fund since 1994 and has been a Vice President of Nuveen Advisory since 1990. Richard Huber is the portfolio manager for the All-American Fund and the Limited Term Fund. Mr. Huber has managed the funds since 1995 and since 1987, had been an employee of Flagship Financial Inc., the funds' prior investment adviser, until becoming a Vice President of Nuveen Advisory upon the acquisition of Flagship Resources Inc. by The John Nuveen Company in January 1997. Paul Brennan is the portfolio manager for the Intermediate Fund. Mr. Brennan has managed or co-managed the fund since September 1995 and since 1991 had been an employee of Flagship Financial Inc., the fund's prior investment adviser, until becoming an Assistant Vice President of Nuveen Advisory upon the acquisition of Flagship Resources Inc. by The John Nuveen Company in January 1997.



12 Section 2  How We Manage Your Money

Management Fees

For providing these services, Nuveen Advisory is paid an annual management fee. The following schedule applies to each fund described in this prospectus except the Limited Term Fund:

================================================================================
Average Daily Net Asset Value                                     Management Fee
================================================================================

For the first $125 million                                               0.5000%
--------------------------------------------------------------------------------
For the next $125 million                                                0.4875%
--------------------------------------------------------------------------------
For the next $250 million                                                0.4750%
--------------------------------------------------------------------------------
For the next $500 million                                                0.4625%
--------------------------------------------------------------------------------
For the next $1 billion                                                  0.4500%
--------------------------------------------------------------------------------
For assets over $2 billion                                               0.4250%
--------------------------------------------------------------------------------


The following schedule applies to the Limited Term Fund:


================================================================================
Average Daily Net Asset Value                                     Management Fee
================================================================================
For the first $125 million                                               0.4500%
--------------------------------------------------------------------------------
For the next $125 million                                                0.4375%
--------------------------------------------------------------------------------
For the next $250 million                                                0.4250%
--------------------------------------------------------------------------------
For the next $500 million                                                0.4125%
--------------------------------------------------------------------------------
For the next $1 billion                                                  0.4000%
--------------------------------------------------------------------------------
For assets over $2 billion                                               0.3750%
--------------------------------------------------------------------------------


For the most recent fiscal year, the funds paid after expense reimbursements the following management fees to Nuveen Advisory, as a percentage of average net assets:

Municipal Bond Fund                                                         .45%
--------------------------------------------------------------------------------
Insured Fund                                                                .48%
--------------------------------------------------------------------------------
All-American Fund                                                           .49%
--------------------------------------------------------------------------------
Intermediate Fund                                                           .26%
--------------------------------------------------------------------------------
Limited Term Fund                                                           .44%
--------------------------------------------------------------------------------


What Securities We Invest In

Each fund's investment objective may not be changed without shareholder approval. The following investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the Statement of Additional Information.

Municipal Obligations
The funds invest primarily in municipal bonds that pay interest that is exempt from regular federal income tax. Income from these bonds may be subject to the federal alternative minimum tax.

States, local governments and municipalities issue municipal bonds to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating


                                      Section 2  How We Manage Your Money   13
expenses. A municipality may issue general obligation bonds that are payable from the revenues of a particular project or a special excise tax.

The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase these bonds where the issuer has a strong incentive to continue making appropriations until maturity.

Quality Municipal Bonds

The funds purchase only quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by independent rating agencies at the time of purchase or are non-rated but judged to be investment grade by the funds' investment adviser. Each fund except the Insured Municipal Bond Fund will invest at least 80% of its net assets in investment-grade quality municipal bonds. The Insured Municipal Bond Fund will invest at least 65% of its net assets in insured municipal bonds, and will invest at least 80% of its net assets in insured municipal bonds or municipal bonds backed by U.S. Government-backed securities.

Portfolio Maturity

Each fund buys municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average maturity within a defined range. The Limited Term Fund maintains a weighted average portfolio maturity of 1 to 7 years. The Intermediate Fund maintains a weighted average portfolio maturity of 5 to 10 years. All of the other funds described in this prospectus are long-term funds and normally maintain a weighted average portfolio maturity of 15 to 30 years.

Insurance

The Insured Municipal Bond Fund primarily purchases insured municipal bonds. Insured municipal bonds are either covered by individual, permanent insurance policies (obtained either at the time of issuance or subsequently) or covered "while in fund" under a master portfolio insurance policy purchased by a fund. Insurance guarantees only the timely payment of interest and principal on the bonds; it does not guarantee the value of either individual bonds or fund shares.

The Insured Municipal Bond Fund can invest up to 20% of its net assets in uninsured municipal bonds that are backed by an escrow containing sufficient U.S. Government or U.S. Government agency securities to ensure timely payment of principal and interest. Such bonds are normally regarded as having the credit characteristics of the underlying U.S. Government-backed securities.

Short-term Investments

Under normal market conditions, each fund may invest up to 20% of net assets in short-term, high quality municipal bonds. See "How We Manage Risk--Hedging and Other Defensive Investment Strategies." The funds may invest in short-term, high quality taxable securities if suitable short-term municipal bonds are not available at reasonable prices and yields. For more information on eligible short-term investments, see the Statement of Additional Information.



14 Section 2  How We Manage Your Money

Delayed Delivery Transactions

The funds may buy or sell securities on a when-issued or delayed-delivery basis, paying for or taking delivery of the securities at a later date, normally within 15 to 45 days of the trade. Such transactions involve an element of risk because the value of the security to be purchased may decline before the settlement date.

How We Select Investments

Nuveen Advisory selects municipal obligations for the funds based upon its assessment of a bond's relative value in terms of current yield, price, credit quality and future prospects. Nuveen Advisory is supported by Nuveen's award-winning team of specialized research analysts who review municipal securities available for purchase, monitor the continued creditworthiness of each fund's municipal investments, and analyze economic, political and demographic trends affecting the municipal markets. We utilize these resources to identify municipal obligations with favorable characteristics we believe are not yet recognized by the market. We then select those higher-yielding and undervalued municipal obligations that we believe represent the most attractive values.

Portfolio Turnover

A fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities or reduce market risk.

What the Risks Are

Risk is inherent in all investing. Investing in a mutual fund -- even the most conservative -- involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in these funds. Because of these and other risks, you should consider an investment in any of these funds to be a long-term investment.

Interest rate risk: the risk that the value of the fund's portfolio will decline because of rising market interest rates (bond prices move in the opposite direction of interest rates). The longer the average maturity (duration) of a fund's portfolio, the greater its interest rate risk. See "What Securities We Invest In--Portfolio Maturity."

Income risk: the risk that the income from the fund's portfolio will decline because of falling market interest rates. This can result when the fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio's current earnings rate.

Credit risk: the risk that an issuer of a bond is unable to meet its obligation to make interest and principal payments due to changing


                                          Section 2  How We Manage Your Money 15
financial or market conditions. Generally, lower rated bonds provide higher current income but are considered to carry greater credit risk than higher rated bonds. Year 2000 issues may affect the ability of municipal issuers to meet their payment obligations to their bond holders, and may adversely affect their credit ratings.

Inflation risk: the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the fund's assets can decline as can the value of the fund's distributions.

How We Manage Risk

In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of interest rate and credit risk. The funds limit this investment risk generally by restricting the type and maturities of municipal bonds they purchase, and by diversifying their investment portfolios geographically as well as across different industry sectors.

Investment Limitations

The funds have adopted certain investment limitations (based on total assets) that cannot be changed without shareholder approval and are designed to limit your investment risk and maintain portfolio diversification. Each fund may not have more than:

     . 5% in securities in any one issuer (except for U.S. Government securities or for 25% of the fund's total assets).

     .  25% in any one industry such as electric utilities or health care.

     .  10% in borrowings (33% if used to meet redemptions).

Hedging and Other Defensive Investment Strategies

Each fund may invest up to 100% in cash equivalents and short-term investments as a temporary defensive measure in response to adverse market conditions, or to keep cash on hand fully invested. During these periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described under "Portfolio Maturity."

Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in the opinion of the funds' investment adviser, correlate with the prices of the funds' investments. The funds, however, have no present intent to use these strategies.


16 Section 2  How We Manage Your Money

Section 3  How You Can Buy and Sell Shares

You can choose from four classes of fund shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial adviser can help you determine which class is best for you. We offer a number of features for your convenience. Please see the Statement of Additional Information for further details.


                          How to Choose a Share Class

In deciding whether to purchase Class A, Class B, Class C or Class R shares, you should consider:

     .  the amount of your purchase;
     .  any current holdings of fund shares;
     .  how long you expect to hold the shares;
     .  the amount of any up-front sales charge;
     . whether a contingent deferred sales charge (CDSC) would apply upon redemption;
     . the amount of any distribution or service fees that you may incur while you own the shares;
     . whether you will be reinvesting income or capital gain distributions in additional shares;
     .  whether you qualify for a sales charge waiver or reduction.

For a summary of the charges and expenses for each class, please see "What are the Costs of Investing?"


Class A Shares
You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in "How to Reduce Your Sales Charge." Class A shares are also subject to an annual service fee of .20% which compensates your financial adviser for providing ongoing service to you. The up-front Class A sales charge for Municipal Bond Fund, Insured Municipal Bond Fund, and All-American Municipal Bond Fund is as follows:


                                                                                        Authorized Dealer
                                      Sales Charge as % of    Sales Charge as % of      Commission as % of
Amount of Purchase                   Public Offering Price*    Net Amount Invested    Public Offering Price
-----------------------------------------------------------------------------------------------------------
Less than $50,000                             4.20%                  4.38%                   3.70%
-----------------------------------------------------------------------------------------------------------
$50,000 but less than $100,000                4.00%                  4.18%                   3.50%
-----------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000               3.50%                  3.63%                   3.00%
-----------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000               2.50%                  2.56%                   2.00%
-----------------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000             2.00%                  2.04%                   1.50%
-----------------------------------------------------------------------------------------------------------
$1,000,000 and over                             --*                    --                      --(1)
-----------------------------------------------------------------------------------------------------------


                                  Section 3  How You Can Buy and Sell Shares  17

The following Class A sales charges and commissions apply to the Intermediate
Fund:

                                                                                                        Authorized Dealer
                                          Sales Charge as % of          Sales Charge as % of           Commission as % of
Amount of Purchase                       Public Offering Price           Net Amount Invested          Public Offering Price
Less than $50,000                                3.00%                            3.09%                        2.50%
-----------------------------------------------------------------------------------------------------------------------------
$50,000 but less than $100,000                   2.50%                            2.56%                        2.00%
-----------------------------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000                  2.00%                            2.04%                        1.50%
-----------------------------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000                  1.50%                            1.52%                        1.25%
-----------------------------------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000                1.25%                            1.27%                        1.00%
-----------------------------------------------------------------------------------------------------------------------------
$1,000,000 and over                              --(1)                             --                          --(1)
-----------------------------------------------------------------------------------------------------------------------------

The following Class A sales charges and commissions apply to the Limited Term
Fund:
                                                                                                  Authorized Dealer
                                     Sales Charge as % of            Sales Charge as % of         Commission as % of
Amount of Purchase                   Public Offering Price           Net Amount Invested          Public Offering Price

Less than $50,000                                2.50%                      2.56%                         2.00%
------------------------------------------------------------------------------------------------------------------------------
$50,000 but less than $100,000                   2.00%                      2.04%                         1.60%
------------------------------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000                  1.50%                      1.52%                         1.20%
------------------------------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000                  1.25%                      1.27%                         1.00%
------------------------------------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000                0.75%                      0.76%                         0.60%
------------------------------------------------------------------------------------------------------------------------------
$1,000,000 and over                             --(1)                        --                          --(1)
-----------------------------------------------------------------------------------------------------------------------------

(1) You can buy $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays authorized dealers of record on these share purchases a sales commission of 1.00% (0.75% and 0.50%, respectively, for the Intermediate and Limited Term funds) of the first $2.5 million, plus .50% of the next $2.5 million, plus .25% (0.50% for the Intermediate Fund) of the amount over $5.0 million. If you redeem your shares within 18 months of purchase, you may have to pay a CDSC of 1% (0.75% and 0.50%, respectively, for the Intermediate and Limited Term funds) of either your purchase price or your redemption proceeds, whichever is lower. You do not have to pay this CDSC if your financial adviser has made arrangements with Nuveen and agrees to waive the commission.

Class B Shares

You can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .95% of average daily assets. The annual .20% service fee compensates your financial adviser for providing ongoing service to you. The annual .75% distribution fee compensates Nuveen for paying your financial adviser a 4% up-front sales commission, which includes an advance of the first year's service fee. If you sell your shares within six years of purchase, you will have to pay a CDSC based on either your purchase price or what you sell your shares for, whichever amount is lower, according to the following schedule. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends. The Intermediate Fund and the Limited Term Fund do not currently offer B shares.


18 Section 3   How You Can Buy and Sell Shares

Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.

Years Since Purchase  0-1  1-2  2-3  3-4  4-5  5-6
CDSC                  5%   4%    4%   3%   2%   1%
--------------------------------------------------------------------------------

Class C Shares

You can buy Class C shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of 1%. The annual .20% service fee compensates your financial adviser for providing ongoing service to you. The annual .55% (0.35% for the Limited Term Fund) distribution fee reimburses Nuveen for paying your financial adviser an ongoing sales commission. Nuveen advances the first year's service and distribution fees. If you sell your shares within 12 months of purchase, you may have to pay a 1% CDSC based on either your purchase price or what you sell your shares for, whichever amount is lower.

Class R Shares

Under limited circumstances, you may purchase Class R shares at the offering price, which is the net asset value on the day of purchase. In order to qualify, you must be eligible under one of the programs described in "How to Reduce Your Sales Charge" (below) or meet certain other purchase size criteria. Class R shares are not subject to sales charges or ongoing service or distribution fees. Class R shares have lower ongoing expenses than the other classes.

How to Reduce Your Sales Charge

We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares or to qualify to purchase Class R shares.

Class A Sales Charge Reductions

 .Rights of accumulation
 .Letter of intent
 .Group purchase

Class A Sales Charge Waivers

 .Nuveen Defined Portfolio reinvestment
 .Purchases using redemptions from unrelated funds
 .Retirement plans
 .Certain employees and directors of Nuveen or employees of authorized dealers
 .Bank trust departments

Class R Eligibility

 .Certain employees and directors of Nuveen or employees of authorized dealers .Bank trust departments

In addition, Class A shares at net asset value and Class R shares may be purchased through registered investment advisers, certified financial planners and registered broker-dealers who charge asset-based or comprehensive "wrap" fees for their services. Please refer to the Statement of Additional Information for detailed program descriptions and eligibility requirements. Additional information is available from your financial


                                  Section 3  How You Can Buy and Sell Shares  19
adviser or by calling (800) 257-8787. Your financial adviser can also help you prepare any necessary application forms. You or your financial adviser must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.

How to Buy Shares

You may open an account with $3,000 per fund share class ($1,000 for an IRA account) and make additional investments at any time with as little as $50. There is no minimum if you are reinvesting Nuveen Defined Portfolio distributions. The share price you pay will depend on when Nuveen receives your order. Orders received before the close of trading on a business day will receive that day's closing share price, otherwise you will receive the next business day's price. A business day is any day the New York Stock Exchange is open for business and normally ends at 4 P.M. New York time.

Through a Financial Adviser

You may buy shares through your financial adviser, who can handle all the details for you, including opening a new account. Financial advisers can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisers generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an ongoing basis to help assure your investments continue to meet your needs as circumstances change. Financial advisers are paid either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge for ongoing investment advice and services. If you do not have a financial adviser, call (800) 257-8787 and Nuveen can refer you to one in your area.

By Mail

You may open an account and buy shares by mail by completing the enclosed application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 5186, New York, NY 10274-5186.

Systematic Investing

Once you have established a fund account, systematic investing allows you to make regular investments through automatic deductions from your bank account (simply complete the appropriate section of the account application form) or directly from your paycheck. To invest directly from your paycheck, contact your financial adviser or call Nuveen at (800) 257-8787. Systematic investing may also make you eligible for reduced sales charges.



20  Section 3  How You Can Buy and Sell Shares

The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.

[CHART APPEARS HERE]

One of the benefits of systematic investing is dollar cost averaging. Because you regularly invest a fixed amount of money over a period of years regardless of the share price, you buy more shares when the price is low and fewer shares when the price is high. As a result, the average share price you pay should be less than the average share price of fund shares over the same period. To be effective, dollar cost averaging requires that you invest over a long period of time, and does not assure that you will profit.

Systematic Investment Plan
You can make regular investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account. You can stop the withdrawals at any time. There is no charge for this plan.

Payroll Direct Deposit Plan
You can, with your employer's consent, make regular investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct this amount automatically from your paycheck. You can stop the deductions at any time. There is no charge for this plan.

Systematic Withdrawal
If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly


                                 Section 3  How You Can Buy and Sell Shares   21
into your bank account (see "Special Services--Fund Direct" below), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in the fund's systematic withdrawal plan.

You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

Special Services

To help make your investing with us easy and efficient, we offer you the following services at no extra cost.

Exchanging Shares

You may exchange fund shares into an identically registered account at any time for the same class of another Nuveen mutual fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. Because an exchange is treated for tax purposes as a concurrent sale and purchase, and any gain may be subject to tax, you should consult your tax adviser about the tax consequences of any contemplated exchange.

The exchange privilege is not intended to allow you to use a fund for short-term trading. Because excessive exchanges may interfere with portfolio management, raise fund operating expenses or otherwise have an adverse effect on other shareholders, each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange.

Reinstatement Privilege

If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, we will refund your CDSC and reinstate your holding period. You may use this reinstatement privilege only once for any redemption.

Fund Direct

You may link your fund account to your bank account and transfer money electronically between these accounts and perform a variety of account transactions, including buying shares by telephone and investing through a Systematic Investment Plan. You may also have dividends, distributions, redemption payments or Systematic Withdrawal Plan payments sent directly to your bank account.

Your financial adviser can help you complete the forms for these services, or you can call Nuveen at (800) 257-8787 for copies of the necessary forms.

How to Sell Shares

You may use one of the following ways to sell (redeem) your shares on any day the New York Stock Exchange is open. You will receive the share price next determined after Nuveen has received your properly completed redemption request. Your redemption request must be received before the close of trading for you to receive that day's price. While the funds do not charge a redemption fee, you may be assessed a CDSC, if applicable. When


22 Section 3 How You Can Buy and Sell Shares you redeem Class A, Class B, or Class C shares subject to a CDSC, the fund will first redeem any shares that are not subject to a CDSC or that represent an increase in the value of your fund account due to capital appreciation, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins on the first day of the month in which you buy shares. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the statement of additional information.

Through Your Financial Adviser

You may sell your shares through your financial adviser who can prepare the necessary documentation. Your financial adviser may charge for this.

By Telephone

If you have authorized telephone redemption privileges, you can redeem your shares by telephone up to $50,000. You may not redeem by telephone shares held in certificate form. Checks will be issued only to the shareholder of record and mailed to the address of record. If you have established electronic funds transfer privileges, you may have redemption proceeds transferred electronically to your bank account. We will normally mail your check the next business day. Nuveen and Shareholder Services, Inc. will be liable for losses resulting from unauthorized telephone redemptions only if they do not follow reasonable procedures designed to verify the identity of the caller. You should immediately verify your trade confirmations when you receive them.

By Mail

You can sell your shares at any time by sending a written request to the appropriate fund, c/o Nuveen Investor Services, P.O. Box 5186, Bowling Green Station, New York, NY 10274-5186. Your request must include the following information:

     .  The fund's name;

     .  Your name and account number;

     .  The dollar or share amount you wish to redeem;

     . The signature of each owner exactly as it appears on the account;

     . The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

     . The address where you want your redemption proceeds sent (if other than the address of record);

     .  Any certificates you have for the shares; and

     .  Any required signature guarantees.

We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared. Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 60 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by a fund. A notary public cannot provide a signature guarantee.

An Important Note About Involuntary Redemption

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days' written notice if the value of your account falls below an established minimum. The funds presently have set a minimum balance of $100 unless you have an active Nuveen Defined Portfolio reinvestment account. You will not be assessed a CDSC on an involuntary redemption.


                                  Section 3  How You Can Buy and Sell Shares  23

Section 4  General Information

     To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies, as well.

Distributions and Taxes

The funds pay tax-free dividends monthly and any taxable capital gains or other taxable distributions once a year in December. The funds declare dividends monthly to shareholders of record as of the ninth of each month, payable the first business day of the following month.

Payment and Reinvestment Options

The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen mutual fund. For further information, contact your financial adviser or call Nuveen at (800) 257-8787.

Taxes and Tax Reporting

Because the funds invest in municipal bonds, the regular monthly dividends you receive will be exempt from regular federal income tax. All or a portion of these dividends, however, may be subject to state and local taxes or to the federal alternative minimum tax (AMT).

Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of each fund's normal investment activities. Each fund will distribute in December any taxable income or capital gains realized over the preceding year. Net short-term gains are taxable as ordinary income. Net long-term capital gains are taxable as long-term capital gains regardless of how long you have owned your investment. Taxable dividends do not qualify for a dividends received deduction if you are a corporate shareholder.

Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains, including any percentage of your fund dividends attributable to municipal obligations, that you were paid during the prior year. You will receive this statement from the firm where you purchased your fund shares if you hold your investment in street name. Nuveen will send you this statement if you hold your shares in registered form. The tax status of your dividends is not affected by whether you reinvest your dividends or receive them in cash. If you receive social security benefits, you should be aware that any tax-free income is taken into account in calculating the amount of these benefits that may be subject to federal income tax.


24  Section 4  General Information

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law.

Please note that if you do not furnish us with your correct Social Security number or employer identification number, federal law requires us to withhold federal income tax from your distributions and redemption proceeds at a rate of 31%.

Buying or Selling Shares Close to a Record Date
Buying fund shares shortly before the record date for a taxable dividend is commonly known as "buying the dividend." The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income earned but not yet distributed by the fund.

Taxable Equivalent Yields
The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical tax-free yields and tax rates:

Taxable Equivalent Of Tax-Free Yields

                 Tax-Free Yield

Tax Rate    4.00%  4.50%  5.00%  5.50%  6.00%
28.0%       5.56%  6.25%  6.94%  7.64%  8.33%
31.0%       5.80%  6.52%  7.25%  7.97%  8.70%
36.0%       6.25%  7.03%  7.81%  8.59%  9.37%
39.6%       6.62%  7.45%  8.28%  9.11%  9.93%

The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the statement of additional information or consult your tax adviser.

Distribution and Service Plans

John Nuveen & Co. Incorporated serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to Authorized Dealers, each fund has adopted a distribution and service plan under Rule 12b-1 under the Investment Company Act of 1940. (See "How to Choose a Share Class" for a description of the distribution and service fees paid under this plan.)

Nuveen receives the distribution fee for Class B and Class C shares primarily for providing compensation to Authorized Dealers, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for Class A, Class B, and Class C shares to compensate Authorized Dealers, including Nuveen, for providing account services to

                                             Section 4  General Information   25
shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of the funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Net Asset Value

The price you pay for your shares is based on the fund's net asset value per share which is determined as of the close of trading (normally 4:00 p.m. eastern time) on each day the New York Stock Exchange is open for business. Net asset value is calculated for each class by taking the fair value of the class' total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds' Board of Trustees or its delegate.

In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. The prices of municipal bonds are provided by a pricing service and based on the mean between the bid and asked price. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on prices of comparable municipal bonds.

Fund Service Providers

The custodian of the assets of the funds is The Chase Manhattan Bank, 4 New York Plaza, New York, NY 10004-2413. Chase also provides certain accounting services to the funds. The funds' transfer, shareholder services and dividend paying agent, Chase Global Funds Services Company, P.O. Box 5186, New York, NY 10274-5186, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

Nuveen Advisory and Chase Global Funds Services each rely on computer systems to manage the funds' investments, process shareholder transactions and provide shareholder account maintenance. Because of the way computers historically have stored dates, some of these systems currently may not be able to correctly process activity occurring in the year 2000. Nuveen Advisory is working with the trust's service providers to adapt their systems to address this "Year 2000" issue. Nuveen Advisory and the funds expect, but there can be no absolute assurance, that the necessary work will be completed on a timely basis.



26 Section 4  General Information

Section 5  Financial Highlights

     The following tables are intended to help you better understand each fund's recent past performance. The tables are excerpted from each fund's latest financial statements audited by Arthur Andersen LLP. You may obtain the complete statements along with the auditor's report by requesting from Nuveen a free copy of the fund's latest annual shareholder report.


                                            Section 5  Financial Highlights   27

 Nuveen Municipal Bond Fund


                             Investment Operations                   Less Distributions
                          ---------------------------            -------------------------
Class
(Inception
Date)
                                                        Net
                                                   Realized
                                                        and                                          Ending                 Ending
Year                 Beginning            Net    Unrealized                   Net                       Net                    Net
Ending               Net Asset     Investment    Investment            Investment   Capital           Asset       Total     Assets
April 30,                Value      Income(a)   Gain (Loss)    Total       Income     Gains   Total   Value   Return(b)      (000)
-----------------------------------------------------------------------------------------------------------------------------------
Class A (6/95)
          1998         $9.14             $.46        $ .35     $ .81       $(.46)    $(.03)   $(.49)  $9.46     9.00%   $   97,029
          1997(c)       9.24              .08         (.10)     (.02)       (.08)        -     (.08)   9.14     (.23)       70,331
          1997(d)       9.28              .48            -       .48        (.47)     (.05)    (.52)   9.24     5.26        68,204
          1996(e)       9.15              .34          .14       .48        (.32)     (.03)    (.35)   9.28     5.33        37,089
Class B (2/97)
          1998          9.15              .38          .35       .73        (.39)     (.03)    (.42)   9.46     8.09         4,136
          1997(c)       9.24              .09         (.11)     (.02)       (.07)        -     (.07)   9.15     (.25)          468
          1997(e)       9.23              .03          .01       .04        (.03)        -     (.03)   9.24      .47            43
Class C (6/95)
          1998          9.14              .40          .34       .74        (.41)     (.03)    (.44)   9.44     8.20         4,886
          1997(c)       9.23              .07         (.09)     (.02)       (.07)        -     (.07)   9.14     (.21)        5,360
          1997(d)       9.26              .42            -       .42        (.40)     (.05)    (.45)   9.23     4.64         5,039
          1996(e)       9.15              .29          .13       .42        (.28)     (.03)    (.31)   9.26     4.59         1,915
Class R (11/76)
          1998          9.15              .48          .34       .82        (.48)     (.03)    (.51)   9.46     9.09     2,818,442
          1997(c)       9.24              .08         (.09)     (.01)       (.08)        -     (.08)   9.15     (.09)    2,774,648
          1997(d)       9.28              .49          .01       .50        (.49)     (.05)    (.54)   9.24     5.53     2,818,214
          1996(d)       9.00              .51          .31       .82        (.51)     (.03)    (.54)   9.28     9.31     2,878,641
          1995(d)       9.28              .52         (.21)      .31        (.51)     (.08)    (.59)   9.00     3.60     2,741,178
          1994(d)       9.45              .52         (.07)      .45        (.52)     (.10)    (.62)   9.28     4.79     2,700,007
-----------------------------------------------------------------------------------------------------------------------------------

                                 Ratios/Supplemental Data
                                ---------------------------
                                         Ratio of Net
                             Ratio of      Investment
                             Expenses          Income
Year                       to Average      to Average    Portfolio
Ending                            Net             Net     Turnover
April 30,                   Assets(a)       Assets(a)         Rate
-------------------------------------------------------------------
Class A (6/95)
          1998                   .80%            4.83%          10%
          1997(c)                .77*            5.13*           2
          1997(d)                .81             5.11           12
          1996(e)                .83*            5.14*          17
Class B (2/97)
          1998                  1.56             4.05           10
          1997(c)               1.53*            4.39*           2
          1997(e)               1.51*            5.23*          12
Class C (6/95)
          1998                  1.35             4.29           10
          1997(c)               1.32*            4.58*           2
          1997(d)               1.54             4.37           12
          1996(e)               1.58*            4.39*          17
Class R (11/76)
          1998                   .60             5.04           10
          1997(c)                .57*            5.33*           2
          1997(d)                .57             5.35           12
          1996(d)                .59             5.53           17
          1995(d)                .59             5.79           17
          1994(d)                .62             5.49           15
-------------------------------------------------------------------

  *  Annualized.
(a) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory.

(b) Total returns are calculated on net asset value without any sales charge and are not annualized.

(c)  For the two months ended April 30.

(d)  For the fiscal year ending February 28/29.

(e)  From commencement of class operations as noted through February 28/29.



28 Section 5   Financial Highlights

Nuveen Insured Municipal Bond Fund

                        Investment Operations       Less Distributions                                 Ratios/Supplemental Data
                    ---------------------------- ------------------------                           -------------------------------
Class
(Inception
Date)
                                       Net                                                                   Ratio of Net
                                  Realized                                                          Ratio of   Investment
                                       and                                Ending           Ending   Expenses       Income
Year      Beginning        Net  Unrealized              Net                  Net              Net to Average   to Average Portfolio
Ending    Net Asset Investment  Investment       Investment Capital        Asset     Total Assets        Net          Net  Turnover
April 30,     Value  Income(a) Gain (Loss) Total     Income   Gains Total  Value Return(b)  (000)  Assets(a)    Assets(a)      Rate
-----------------------------------------------------------------------------------------------------------------------------------
Class A (9/94)

 1998        $10.66      $.54      $ .41   $ .95      $(.55) $(.03) $(.58) $11.03    9.05% $ 90,459     .86%        4.91%      40%
 1997(c)      10.82       .09       (.16)   (.07)      (.09)    --   (.09)  10.66    (.63)   69,291     .84*        5.12*      12
 1997(d)      10.97       .56       (.13)    .43       (.54)  (.04)  (.58)  10.82    4.04    68,268     .87         5.07       35
 1996(d)      10.40       .54        .57    1.11       (.54)    --   (.54)  10.97   10.90    46,943     .91         5.01       27
 1995(e)      10.31       .26        .12     .38       (.27)  (.02)  (.29)  10.40    3.84    14,097    1.00*        5.55*      25

Class B (2/97)

 1998         10.67       .46        .39     .85       (.46)  (.03)  (.49)  11.03    8.14     4,992    1.61         4.14       40
 1997(c)      10.82       .09       (.16)   (.07)      (.08)    --   (.08)  10.67    (.65)      488    1.59*        4.36*      12
 1997(e)      10.80       .04        .02     .06       (.04)    --   (.04)  10.82     .55       228    1.58*        4.84*      35

Class C (9/94)

 1998         10.56       .48        .39     .87       (.48)  (.03)  (.51)  10.92    8.39     8,037    1.41         4.36       40
 1997(c)      10.72       .08       (.16)   (.08)      (.08)    --   (.08)  10.56    (.73)    5,615    1.39*        4.57*      12
 1997(d)      10.85       .46       (.09)    .37       (.46)  (.04)  (.50)  10.72    3.48     5,448    1.61         4.33       35
 1996(d)      10.31       .46        .54    1.00       (.46)    --   (.46)  10.85    9.88     5,151    1.63         4.34       27
 1995(e)      10.29       .23        .08     .31       (.27)  (.02)  (.29)  10.31    3.09     3,979    1.75*        4.83*      25

Class R (12/86)

 1998         10.62       .56        .39     .95       (.56)  (.03)  (.59)  10.98    9.17   727,068     .66         5.12       40
 1997(c)      10.78       .09       (.15)   (.06)      (.10)    --   (.10)  10.62    (.60)  714,622     .64*        5.31*      12
 1997(d)      10.92       .57       (.11)    .46       (.56)  (.04)  (.60)  10.78    4.38   732,587     .63         5.31       35
 1996(d)      10.38       .57        .54    1.11       (.57)    --   (.57)  10.92   10.94   761,936     .63         5.33       27
 1995(d)      10.81       .57       (.40)    .17       (.58)  (.02)  (.60)  10.38    1.85   736,702     .64         5.67       25
 1994(d)      10.85       .57        .02     .59       (.57)  (.06)  (.63)  10.81    5.47   745,914     .65         5.21       11
-----------------------------------------------------------------------------------------------------------------------------------

  * Annualized.

(a) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory.

(b) Total returns are calculated on net asset value without any sales charge and are not annualized.

(c)  For the two months ended April 30.

(d)  For the fiscal year ending February 28/29.

(e)  From commencement of class operations as noted through February 28.

                                             Section 5   Financial Highlights 29

Nuveen Flagship All-American Municipal Bond Fund++


                                Investment Operations                     Less Distributions
                          ----------------------------------    ---------------------------------------
Class
(Inception
Date)
                                                Net
                                           Realized
                                                and
Year         Beginning           Net     Unrealized                    Net
Ending       Net Asset    Investment     Investment             Investment    Capital
April 30,        Value     Income(a)    Gain (Loss)    Total        Income      Gains             Total
-------------------------------------------------------------------------------------------------------
Class A (10/88)
  1998          $10.90          $.60          $ .51    $1.11        $(.60)     $(.09)            $(.69)
  1997(c)        10.67           .55            .29      .84         (.55)      (.06)             (.61)
  1996(d)        10.79           .61           (.12)     .49         (.61)        --              (.61)
  1995(d)        10.61           .63            .18      .81         (.63)        --              (.63)
  1994(d)        11.07           .65           (.30)     .35         (.65)      (.16)+++          (.81)
Class B (2/97)
  1998           10.91           .51            .51     1.02         (.51)      (.09)             (.60)
  1997(e)        10.98           .12           (.06)     .06         (.13)        --              (.13)
Class C (6/93)
  1998           10.89           .53            .52     1.05         (.54)      (.09)             (.63)
  1997(c)        10.66           .50            .29      .79         (.50)      (.06)             (.56)
  1996(d)        10.78           .55           (.12)     .43         (.55)        --              (.55)
  1995(d)        10.60           .57            .18      .75         (.57)        --              (.57)
  1994(f)        11.09           .57           (.32)     .25         (.57)      (.17)+++          (.74)
Class R (2/97)
  1998           10.91           .61            .51     1.12         (.62)      (.09)             (.71)
  1997(e)        10.99           .15           (.07)     .08         (.16)        --              (.16)
-------------------------------------------------------------------------------------------------------


                               Ratios/Supplemental Data
                            --------------------------------
                                                Ratio of Net
                                     Ratio of     Investment
Ending                   Ending      Expenses         Income
   Net                      Net    to Average     to Average    Portfolio
 Asset       Total       Assets           Net            Net     Turnover
 Value   Return(b)        (000)     Assets(a)      Assets(a)         Rate
-------------------------------------------------------------------------
$11.32      10.32%     $236,691          .81%          5.27%          20%
 10.90       8.02       216,575          .87+          5.54+          39
 10.67       4.64       207,992          .83           5.60           79
 10.79       8.01       185,495          .76           6.02           71
 10.61       2.99       159,867          .62           5.77           81
 11.33       9.51         8,706         1.56           4.47           20
 10.91        .54           711         1.55+          4.83+          39
 11.31       9.75        62,336         1.36           4.72           20
 10.89       7.48        54,850         1.42+          4.99+          39
 10.66       4.07        47,314         1.37           5.05           79
 10.78       7.42        45,242         1.31           5.47           71
 10.60       2.16+       39,997         1.09+          5.16+          81
 11.32      10.45         4,510          .61           5.42           20
 10.91        .69           183          .61+          5.95+          39
-------------------------------------------------------------------------

+    Annualized.
++   Information included prior to the 11 months ending April 30, 1997, reflects
+++  the financial highlights of Flagship All-American.
     The amounts shown include a distribution in excess of capital gains of $.10 per share.
(a) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory or its predecessor Flagship Financial.
(b) Total returns are calculated on net asset value without any sales charge, and are not annualized except where noted.
(c)  For the 11 months ending April 30.
(d)  For the year ending May 31.
(e)  From commencement of class operations as noted through April 30.
(f)  From commencement of class operations as noted through May 31.

     30 Section 5   Financial Highlights

Nuveen Flagship Intermediate Municipal Bond Fund++


                        Investment Operations       Less Distributions                                 Ratios/Supplemental Data
                    ---------------------------- ------------------------                           -------------------------------
Class
(Inception
Date)
                                       Net                                                                   Ratio of Net
                                  Realized                                                          Ratio of   Investment
                                       and                                Ending           Ending   Expenses       Income
Year      Beginning        Net  Unrealized              Net                  Net              Net to Average   to Average Portfolio
Ending    Net Asset Investment  Investment       Investment Capital        Asset     Total Assets        Net          Net  Turnover
April 30,     Value  Income(a) Gain (Loss) Total     Income   Gains Total  Value Return(b)  (000)  Assets(a)    Assets(a)      Rate
-----------------------------------------------------------------------------------------------------------------------------------
Class A (9/92)
 1998        $10.47       $.52    $ .41    $ .93     $ .52  $ --    $(.52) $10.88   8.97%  $42,339      .79%         4.76%       20%
 1997(c)      10.27        .47      .20      .67      (.47)   --     (.47)  10.47   6.64    40,906      .68+         4.96+       26
 1996(d)      10.29        .51     (.02)     .49      (.51)   --     (.51)  10.27   4.84    46,742      .62          4.86        81
 1995(d)      10.16        .51      .13      .64      (.51)   --     (.51)  10.29   6.63    42,069      .54          5.15       102
 1994(d)      10.35        .52     (.13)     .39      (.52) (.06)+++ (.58)  10.16   3.72    35,891      .40          4.93        69

Class C (12/95)

 1998         10.47        .46      .42      .88      (.46)   --     (.46)  10.89   8.47     3,533     1.34          4.20        20
 1997(c)      10.28        .44      .17      .61      (.42)   --     (.42)  10.47   6.00     2,540     1.23+         4.38+       26
 1996(f)      10.57        .23     (.30)    (.07)     (.22)   --     (.22)  10.28  (1.78)+   1,187     1.13+         4.28+       81

Class R (2/97)

 1998         10.45        .54      .41      .95      (.54)   --     (.54)  10.86   9.17       602      .59          4.95        20
 1997(e)      10.60        .13     (.15)    (.02)     (.13)   --     (.13)  10.45   (.15)      469      .40+         5.40+       26
-----------------------------------------------------------------------------------------------------------------------------------

+   Annualized.

++ Information included prior to the 11 months ending April 30, 1997, reflects the financial highlights of Flagship Intermediate.

+++ The amounts shown include a distribution in excess of capital gains of $.01 per share.

(a) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory or its predecessor Flagship Financial.

(b) Total returns are calculated on net asset value without any sales charge and are not annualized except where noted.

(c) For the 11 months ending April 30.

(d) For the year ending May 31.

(e) From commencement of class operations as noted through April 30.

(f) From commencement of class operations as noted through May 31.

                                           Section 5   Financial Highlights  31

Nuveen Flagship Limited Term Municipal Bond Fund++


                        Investment Operations       Less Distributions                                 Ratios/Supplemental Data
                    ---------------------------- ------------------------                           -------------------------------
Class
(Inception
Date)
                                       Net                                                                       Ratio of Net
                                  Realized                                                              Ratio of   Investment
                                       and                                 Ending             Ending    Expenses       Income
Year      Beginning        Net  Unrealized              Net                   Net                Net  to Average   to Average
Ending    Net Asset Investment  Investment       Investment Capital         Asset     Total   Assets         Net          Net
April 30,     Value  Income(a) Gain (Loss) Total     Income   Gains Total   Value Return(b)    (000)   Assets(a)    Assets(a)
-----------------------------------------------------------------------------------------------------------------------------
Class A (10/87)

 1998        $10.61       $.51       $ .19 $ .70     $(.51)   $  -- $(.51) $10.80     6.67% $438,134       .77%         4.70
 1997(c)      10.57        .46         .04   .50      (.46)      --  (.46)  10.61     4.78   425,401       .80+         4.76+
 1996(d)      10.65        .51        (.09)  .42      (.50)      --  (.50)  10.57     4.03   489,157       .79          4.77
 1995(d)      10.60        .51         .04   .55      (.50)      --  (.50)  10.65     5.41   569,196       .74          4.88
 1994(d)      10.74        .52        (.13)  .39      (.52)    (.01) (.53)  10.60     3.58   704,627       .70          4.76

Class C (12/95)

 1998         10.60        .47         .19   .66      (.47)      --  (.47)  10.79     6.33    33,952      1.12          4.35
 1997(c)      10.56        .44         .03   .47      (.43)      --  (.43)  10.60     4.49    23,551      1.11+         4.44+
 1996(f)      10.76        .22        (.19)  .03      (.23)      --  (.23)  10.56      .46+   15,415      1.19+         4.17+

Class R (2/97)

 1998         10.59        .53         .19   .72      (.53)      --  (.53)  10.78      6.87      701       .59          4.86
 1997(e)      10.73        .12        (.13) (.01)     (.13)      --  (.13)  10.59      (.09)      40       .55+         5.07+
------------------------------------------------------------------------------------------------------------------------------------


       Ratios/Supplemental Data
       ------------------------
Year       Portfolio
Ending      Turnover
April 30,       Rate
--------------------
Class A (10/87)

 1998           30%
 1997(c)        29
 1996(d)        39
 1995(d)        20
 1994(d)        22

Class C (12/95)

 1998           30
 1997(c)        29
 1996(f)        39

Class R (2/97)

 1998           30
 1997(e)        29
------------------

(+)     Annualized.

(+)(+) Information included prior to the 11 months ending April 30, 1997, reflects the financial highlights of Flagship Limited Term.

(a) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory or its predecessor Flagship Financial.

(b) Total returns are calculated on net asset value without any sales charge and are not annualized except where noted.

(c)     For the 11 months ending April 30.

(d)     For the year ending May 31.

(e)     From commencement of class operations as noted through April 30.

(f)     From commencement of class operations as noted through May 31.



32  Section 5  Financial Highlights

Nuveen Mutual Funds


Nuveen offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by investment objectives.

Growth

Nuveen Rittenhouse Growth Fund

Growth and Income

European Value Fund
Growth and Income Stock Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund

Tax-Free Income

National Municipal Bond Funds

Long-term
Insured Long-term
Intermediate-term
Limited-term

State Municipal Bond Funds

Arizona
California/1/
Colorado
Connecticut
Florida
Georgia
Kansas
Kentucky/2/
Louisiana
Maryland
Massachusetts/1/
Michigan
Missouri
New Jersey
New Mexico
New York/1/
North Carolina
Ohio
Pennsylvania
Tennessee
Virginia
Wisconsin

Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated by reference into this prospectus, contains detailed information on fund policies and operation. Shareholder reports contain management's discussion of market conditions, investment strategies and performance results as of the fund's latest semi-annual or annual fiscal year end. Call Nuveen at (800) 257-8787 to request a free copy of any of these materials or other fund information.

You may also obtain this and other fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (800) SEC-0330 for room hours and operation. You may also request fund information by writing to the SEC's Public Reference Section, Washington, D.C. 20549. The funds' Investment Company file number is 811-07873.


1.  Long-term and insured long-term portfolios.
2.  Long-term and limited-term portfolios.


NUVEEN
John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286

(800)257-8787
www.nuveen.com

VPR-NAT-NA 8-98

                                                                 AUGUST 28, 1998

NUVEEN FLAGSHIP MUNICIPAL TRUST

NUVEEN MUNICIPAL BOND FUND

NUVEEN INSURED MUNICIPAL BOND FUND

NUVEEN FLAGSHIP ALL-AMERICAN MUNICIPAL BOND FUND

NUVEEN FLAGSHIP INTERMEDIATE MUNICIPAL BOND FUND

NUVEEN FLAGSHIP LIMITED TERM MUNICIPAL BOND FUND

STATEMENT OF ADDITIONAL INFORMATION

  This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Nuveen Flagship Municipal Trust dated August 28, 1998. The Prospectus may be obtained without charge from certain securities representatives, banks, and other financial institutions that have entered into sales agreements with John Nuveen & Co. Incorporated, or from the Funds, by mailing a written request to the Funds, c/o John Nuveen & Co. Incorporated, 333 West Wacker Drive, Chicago, Illinois 60606 or by calling (800) 257-8787.

TABLE OF CONTENTS

                                                                            PAGE
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
Investment Policies and Investment Portfolio............................... S-2
Management................................................................. S-18
Investment Adviser and Investment Management Agreement..................... S-26
Portfolio Transactions..................................................... S-27
Net Asset Value............................................................ S-28
Tax Matters................................................................ S-29
Performance Information.................................................... S-33
Additional Information on the Purchase and Redemption of Fund Shares....... S-41
Distribution and Service Plan.............................................. S-50
Independent Public Accountants and Custodian............................... S-51
Financial Statements....................................................... S-51
Appendix A--Ratings of Investments.........................................  A-1
Appendix B--Description of Hedging Techniques..............................  B-1

  The audited financial statements for each Fund's most recent fiscal year appear in the Funds' Annual Reports. The Annual Reports accompany this Statement of Additional Information.

INVESTMENT POLICIES AND INVESTMENT PORTFOLIO

INVESTMENT POLICIES

  The investment objective and certain fundamental investment policies of each Fund are described in the Prospectus. Each of the Funds, as a fundamental policy, may not, without the approval of the holders of a majority of the shares of that Fund:

    (1) Invest in securities other than Municipal Obligations and short-term securities, as described in the Prospectus. Municipal Obligations are municipal bonds that pay interest that is exempt from regular federal income taxes.

    (2) Invest more than 5% of its total assets in securities of any one issuer, except this limitation shall not apply to securities of the United States Government or to the investment of 25% of such Fund's assets.

    (3) Borrow money, except from banks for temporary or emergency purposes and not for investment purposes and then only in an amount not exceeding
  (a) 10% of the value of its total assets at the time of borrowing or (b) one-third of the value of the Fund's total assets including the amount borrowed, in order to meet redemption requests which might otherwise require the untimely disposition of securities. While any such borrowings exceed 5% of such Fund's total assets, no additional purchases of investment securities will be made by such Fund. If due to market fluctuations or other reasons, the value of the Fund's assets falls below 300% of its borrowings, the Fund will reduce its borrowings within 3 business days. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so.

    (4) Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by subparagraph (2) above, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets.

    (5) Issue senior securities as defined in the Investment Company Act of 1940, except to the extent such issuance might be involved with respect to borrowings described under item (3) above or with respect to transactions involving futures contracts or the writing of options within the limits described in the Prospectus and this Statement of Additional Information.

    (6) Underwrite any issue of securities, except to the extent that the purchase or sale of Municipal Obligations in accordance with its investment objective, policies and limitations, may be deemed to be an underwriting.

    (7) Purchase or sell real estate, but this shall not prevent any Fund from investing in Municipal Obligations secured by real estate or interests therein or foreclosing upon and selling such security.

    (8) Purchase or sell commodities or commodities contracts or oil, gas or other mineral exploration or development programs, except for transactions involving futures contracts within the limits described in the Prospectus and this Statement of Additional Information.

    (9) Make loans, other than by entering into repurchase agreements and through the purchase of Municipal Obligations or temporary investments in accordance with its investment objective, policies and limitations.

    (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

    (11) Write or purchase put or call options, except to the extent that the purchase of a stand-by commitment may be considered the purchase of a put, and except for transactions involving options within the limits described in the Prospectus and this Statement of Additional Information.

    (12) Invest more than 25% of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

    (13) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those trustees of the Trust, or those officers and directors of Nuveen Advisory Corp. ("Nuveen Advisory"), who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

  In addition, each Fund, as a non-fundamental policy, may not invest more than 15% of its net assets in "illiquid" securities, including repurchase agreements maturing in more than seven days.

  For the purpose of applying the limitations set forth in paragraph (2) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental entity or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity.

  Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund's assets that may be invested in securities insured by any single insurer.

  The foregoing restrictions and limitations, as well as a Fund's policies as to ratings of portfolio investments, will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

  The foregoing fundamental investment policies, together with the investment objective of each Fund, cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the Investment Company Act of 1940, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

  The Nuveen Flagship Municipal Trust (the "Trust") is an open-end diversified management series investment company organized as a Massachusetts business trust on July 1, 1996. Each of the Funds is an open-end management investment company organized as a series of the Nuveen Flagship Municipal Trust. The Trust is an open-end management series company under SEC Rule 18f-2. Each Fund is a separate series issuing its own shares. The Trust currently has five series: the Nuveen Municipal Bond Fund (originally incorporated in Maryland on October 8, 1976 and reorganized as a Massachusetts business trust on June 12, 1995); the Nuveen Insured Municipal Bond Fund (formerly a series of the Nuveen Insured Tax-Free Bond Fund, Inc., a Minnesota corporation incorporated on July 14,
1986); the Nuveen Flagship All-American Municipal Bond Fund (formerly the Flagship All-American Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Flagship Intermediate Municipal Bond Fund (formerly the Flagship Intermediate Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); and the Nuveen Flagship Limited Term Municipal Bond Fund (formerly the Flagship Limited Term Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust). Certain matters under the Investment Company Act of 1940 which must be submitted to a vote of the holders of the outstanding voting securities of a series company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each Fund affected by such matter.

  The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all loss and expense of any shareholder personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself were unable to meet its obligations. The Trust believes the likelihood of these circumstances is remote.

PORTFOLIO SECURITIES

  As described in the Prospectus, each Fund invests primarily in a diversified portfolio of Municipal Obligations issued within the 50 states and certain U.S. possessions and territories. In general, Municipal Obligations include debt obligations issued by states, cities and local authorities to obtain funds for various public purposes, including construction of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, mass transportation, schools, streets and water and sewer works. Industrial development bonds and pollution control bonds that are issued by or on behalf of public authorities to finance various privately-rated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from federal income tax.

  The investment assets of each Fund will consist of (1) Municipal Obligations which are rated at the time of purchase within the four highest grades (Baa or BBB or better) by Moody's Investors Service, Inc. ("Moody's"), by Standard and Poor's Corporation ("S&P") or by Fitch Investors Service, Inc. ("Fitch"), (2) unrated Municipal Obligations which, in the opinion of Nuveen Advisory, have credit characteristics equivalent to bonds rated within the four highest grades by Moody's, S&P or Fitch, and (3) temporary investments as described below, the income from which may be subject to state income tax or to both federal and state income taxes. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

  As described in the Prospectus, each Fund may invest in Municipal Obligations that constitute participations in a lease obligation or installment purchase contract obligation (hereafter collectively called "lease obligations") of a municipal authority or entity. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although nonappropriation lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. A Fund will seek to minimize the special risks associated with such securities by only investing in those nonappropriation leases where Nuveen Advisory has determined that the issuer has a strong incentive to continue making appropriations and timely payment until the security's maturity. Some lease obligations may be illiquid under certain circumstances. Lease obligations normally provide a premium interest rate which along with regular amortization of the principal may make them attractive for a portion of the assets of the Funds.

  Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.

YEAR 2000 ISSUES

  The "Year 2000" problem refers to the fact that many computer programs use only the last two digits of a year, and do not recognize a year that begins with "20" instead of "19." If this problem is not corrected, computers could function improperly or not at all, which could affect the global economy. The SEC has urged securities issuers to disclose the steps they are taking to correct any Year 2000 problems.

  The Funds invest primarily in municipal securities. If municipal issuers do not correct any Year 2000 problems in a timely manner, they could experience problems in conducting their operations or in making payments on their securities, which could cause the value of these securities to decline. Municipal issuers could experience three types of Year 2000 problems. First, if an issuer's internal computer systems experience Year 2000 problems, this could disrupt an issuer's operations (such as its ability to collect local taxes or fees). Second, an issuer may rely on other parties for the payments that support its debt service, such as servicers that collect mortgage or student loan payments, and those third parties may have Year 2000 problems that interfere with their ability to forward payments to the issuer. Third, an issuer may have mechanical problems in sending payments to its securities holders.

  Nuveen Advisory is obtaining information about the Year 2000 readiness of the issuers of its portfolio securities as part of its ongoing surveillance of the creditworthiness of those issuers.

INSURANCE

  Each insured Municipal Obligation held by the Nuveen Insured Municipal Bond Fund will either be (1) covered by an insurance policy applicable to a specific security and obtained by the issuer of the security or a third party at the time of original issuance ("Original Issue Insurance"), (2) covered by an insurance policy applicable to a specific security and obtained by the Fund or a third party subsequent to the time of original issuance ("Secondary Market Insurance"), or (3) covered by a master municipal insurance policy purchased by the Fund ("Portfolio Insurance"). The Fund currently maintains a policy of Portfolio Insurance with MBIA Insurance Corporation, AMBAC Assurance Corporation, Financial Security Assurance, Inc., and Financial Guaranty Insurance Company, and may in the future obtain other policies of Portfolio Insurance, depending on the availability of such policies on terms favorable to the Fund. However, the Fund may determine not to obtain such policies and to emphasize investments in Municipal Obligations insured under Original Issue Insurance or Secondary Market Insurance. In any event, the Fund will only obtain policies of Portfolio Insurance issued by insurers whose claims-paying ability is rated Aaa by Moody's Investors Service, Inc. ("Moody's") or AAA by Standard & Poor's Corporation ("S&P"). The Fund currently intends to obtain insurance polices only from mono-line insurers specializing in insuring municipal debt. Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance are themselves typically assigned a rating of Aaa or AAA, as the case may be, by virtue of the Aaa or AAA claims-paying ability of the insurer and would generally be assigned a lower rating if the ratings were based primarily upon the credit characteristics of the issuer without regard to the insurance feature. By way or contrast, the ratings, if any, assigned to Municipal Obligations insured under Portfolio Insurance will be based primarily upon the credit characteristics of the issuers without regard to the insurance feature, and will generally carry a rating that is below Aaa or AAA. While in the portfolio of the Fund, however, a Municipal Obligation backed by Portfolio Insurance will effectively be of the same quality as a Municipal Obligation issued by an issuer of comparable credit characteristics that is backed by Original Issue Insurance or Secondary Market Insurance.

  The Fund's policy of investing in Municipal Obligations insured by insurers whose claims-paying ability is rated Aaa or AAA will apply only at the time of the purchase of a security, and a Fund will not be required to dispose of securities in the event Moody's or S&P, as the case may be, downgrades its assessment of the claims-paying ability of a particular insurer or the credit characteristics of a particular issuer. In this connection, it should be noted that in the event Moody's or S&P or both should down-grade its assessment of the claims-paying ability of a particular insurer, it could also be expected to downgrade the ratings assigned to Municipal Obligations insured under Original Issue Insurance or Secondary Market Insurance issued by such insurer, and Municipal Obligations insured under Portfolio Insurance issued by such insurer would also be of reduced quality in the portfolio of the Fund. Moody's and S&P continually assess the claims-paying ability of insurers and the credit characteristics of issuers, and there can be no assurance that they will not downgrade their assessments subsequent to the time the Fund purchases securities.

  In addition to insured Municipal Obligations, the Fund may invest in Municipal Obligations that are entitled to the benefit of an escrow or trust account which contains securities issued or guaranteed by the U.S. Government or U.S. Government agencies, backed by the full faith and credit of the United States, and sufficient in amount to ensure the payment of interest and principal on the original interest payment and maturity dates ("collateralized obligations"). These collateralized obligations generally will not be insured and will include, but are not limited to, Municipal Obligations that have been
(1) advance refunded where the proceeds of the refunding have been used to purchase U.S. Government or U.S. Government agency securities that are placed in escrow and whose interest or maturing principal payments, or both, are sufficient to cover the remaining scheduled debt service on the Municipal Obligations, and (2) issued under state or local housing finance programs which use the issuance proceeds to fund mortgages that are then exchanged for U.S. Government or U.S. Government agency securities and deposited with a trustee as security for the Municipal Obligations. These collateralized obligations are normally regarded as having the credit characteristics of the underlying U.S. Government or U.S. Government agency securities. Collateralized obligations will not constitute more than 20% of the Fund's assets.

  Each insured Municipal Obligation in which the Fund invests will be covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. There is no limitation on the percentage of the Fund's assets that may be invested in Municipal Obligations insured by any given insurer.

  Original Issue Insurance. Original Issue Insurance is purchased with respect to a particular issue of Municipal Obligations by the issuer thereof or a third party in conjunction with the original issuance of such Municipal Obligations. Under such insurance, the insurer unconditionally guarantees to the holder of the Municipal Obligation the timely payment of principal and interest on such obligation when and as such payments shall become due but shall not be paid by the issuer, except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of a mandatory sinking fund payment), default or otherwise, the payments guaranteed may be made in such amounts and at such times as payments of principal would have been due had there not been such acceleration. The insurer is responsible for such payments less any amounts received by the holder from any trustee for the Municipal Obligation issuers or from any other source. Original Issue Insurance does not guarantee payment on an accelerated basis, the payment of any redemption premium (except with respect to certain premium payments in the case of certain small issue industrial development and pollution control Municipal Obligations), the value of the shares of the Fund, the market value of Municipal Obligations, or payments of any tender purchase price upon the tender of the Municipal Obligations. Original Issue Insurance also does not insure against nonpayment of principal of or interest on Municipal Obligations resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for such obligations.

  In the event that interest on or principal of a Municipal Obligation covered by insurance is due for payment but is unpaid by the issuer thereof, the applicable insurer will make payments to its fiscal agent (the "Fiscal Agent") equal to such unpaid amounts of principal and interest not later than one business day after the insurer has been notified that such nonpayment has occurred (but not earlier than the date such payment is due). The Fiscal Agent will disburse to the Fund the amount of principal and interest which is then due for payment but is unpaid upon receipt by the Fiscal Agent of (i) evidence of the Fund's right to receive payment of such principal and interest and (ii) evidence, including any appropriate instruments of assignment, that all of the rights to payment of such principal or interest then due for payment shall thereupon vest in the insurer. Upon payment by the insurer of any principal or interest payments with respect to any Municipal Obligations, the insurer shall succeed to the rights of the Fund with respect to such payment.

  Original Issue Insurance remains in effect as long as the Municipal Obligations covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such Municipal Obligations. Consequently, Original Issue Insurance may be considered to represent an element of market value with respect to the Municipal Obligations so insured, but the exact effect, if any, of this insurance on such market value cannot be estimated.

  Secondary Market Insurance. Subsequent to the time of original issuance of a Municipal Obligation, the Fund or a third party may, upon the payment of a single premium, purchase insurance on such Municipal Obligation. Secondary Market Insurance generally provides the same type of coverage as is provided by Original Issue Insurance and remains in effect as long as the Municipal Obligation covered thereby remain outstanding, the holder of such Municipal Obligation does not voluntarily relinquish the Secondary Market Insurance and the insurer remains in business, regardless of whether the Fund ultimately disposes of such Municipal Obligation.

  One of the purposes of acquiring Secondary Market Insurance with respect to a particular Municipal Obligation would be to enable the Fund to enhance the value of such Municipal Obligation. The Fund, for example, might seek to purchase a particular Municipal Obligation and obtain Secondary Market Insurance with respect thereto if, in the opinion of Nuveen Advisory, the market value of such Municipal Obligation, as insured, would exceed the current value of the Municipal Obligation without insurance plus the cost of the Secondary Market Insurance. Similarly, if the Fund owns but wishes to sell a Municipal Obligation that is then covered by Portfolio Insurance, the Fund might seek to obtain Secondary Market Insurance with respect thereto if, in the opinion of Nuveen Advisory, the net proceeds of a sale by the Fund of such obligation, as insured, would exceed the current value of such obligation plus the cost of the Secondary Market Insurance.

  Portfolio Insurance. Portfolio Insurance guarantees the payment of principal and interest on specified eligible Municipal Obligations purchased by the Fund. Except as described below, Portfolio Insurance generally provides the same type of coverage as is provided by Original Issue Insurance or Secondary Market Insurance. Municipal Obligations insured under one Portfolio Insurance policy would generally not be insured under any other policy purchased by the Fund. A Municipal Obligation is eligible for coverage under a policy if it meets certain requirements of the insurer. Portfolio Insurance is intended to reduce financial risk, but the cost thereof and compliance with investment restrictions imposed under the policy will reduce the yield to shareholders of the Fund.

  If a Municipal Obligation is already covered by Original Issue Insurance or Secondary Market Insurance, then such Municipal Obligation is not required to be additionally insured under any policy of Portfolio Insurance that the Fund may purchase. All premiums respecting Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance are paid in advance by the issuer or other party obtaining the insurance.

  Portfolio Insurance policies are effective only as to Municipal Obligations owned by and held by the Fund, and do not cover Municipal Obligations for which the contract for purchase fails. A "when-issued" Municipal Obligation will be covered under a Portfolio Insurance policy upon the settlement date of the issue of such "when-issued" Municipal Obligation. In determining whether to insure Municipal Obligations held by the Fund, an insurer will apply its own standards, which correspond generally to the standards it has established for determining the insurability of new issues of Municipal Obligations. See "Original Issue Insurance" above.

  Each Portfolio Insurance policy will be noncancellable and will remain in effect so long as the Fund is in existence, the Municipal Obligations covered by the policy continue to be held by the Fund, and the Fund pays the premiums for the policy. Each insurer will generally reserve the right at any time upon 90 days' written notice to the Fund to refuse to insure any additional securities purchased by the Fund after the effective date of such notice. The Board of Trustees will generally reserve the right to terminate each policy upon seven days' written notice to an insurer if it determines that the cost of such policy is not reasonable in relation to the value of the insurance to the Fund.

  Each Portfolio Insurance policy will terminate as to any Municipal Obligation that has been redeemed from or sold by the Fund on the date of such redemption or the settlement date of such sale, and an insurer shall not have any liability thereafter under a policy as to any such Municipal Obligation, except that if the date of such redemption or the settlement date of such sale occurs after a record date and before the related payment date with respect to any such Municipal Obligation, the policy will terminate as to such Municipal Obligation on the business day immediately following such payment date. Each policy will terminate as to all Municipal Obligations covered thereby on the date on which the last of the covered Municipal Obligations mature, are redeemed or are sold by the Fund.

  One or more policies of Portfolio Insurance may provide a Fund, pursuant to an irrevocable commitment of the insurer, with the option to exercise the right to obtain permanent insurance ("Permanent Insurance") with respect to a Municipal Obligation that is to be sold by the Fund. The Fund would exercise the right to obtain Permanent Insurance upon payment of a single, predetermined insurance premium payable from the proceeds of the sale of such Municipal Obligation. It is expected that the Fund will exercise the right to obtain Permanent Insurance for a Municipal Obligation only if, in the opinion of Nuveen Advisory, upon such exercise the net proceeds from the sale by the Fund of such obligation, as insured, would exceed the proceeds from the sale of such obligation without insurance.

  The Permanent Insurance premium with respect to each such obligation is determined based upon the insurability of each such obligation as of the date of purchase by the Fund and will not be increased or decreased for any change in the creditworthiness of such obligation unless such obligation is in default as to payment or principal or interest, or both. In such event, the Permanent Insurance premium shall be subject to an increase predetermined at the date of purchase by the Fund.

  The Fund generally intends to retain any insured securities covered by Portfolio Insurance that are in default or in significant risk of default and to place a value on the insurance, which ordinarily will be the difference between the market value of the defaulted security and the market value of similar securities of minimum investment grade (i.e., rated BBB) that are not in default. In certain circumstances, however, Nuveen Advisory may determine that an alternative value for the insurance, such as the difference between the market value of the defaulted security and either its par value or the market value of securities of a similar nature that are not in default or in significant risk of default, is more appropriate. To the extent that the Fund holds such defaulted securities, it may be limited in its ability to manage its investment portfolio and to purchase other Municipal Obligations. Except as described above with respect to securities covered by Portfolio Insurance that are in default or subject to significant risk of default, the Funds will not place any value on the insurance in valuing the Municipal Obligations that it holds.

  Because each Portfolio Insurance policy will terminate as to Municipal Obligations sold by the Fund on the date of sale, in which event the insurer will be liable only for those payments of principal and interest that are then due and owing (unless Permanent Insurance is obtained by the Fund), the provision for this insurance will not enhance the marketability of securities held by the Fund, whether or not the securities are in default or in significant risk of default. On the other hand, since Original Issue Insurance and Secondary Market Insurance generally will remain in effect as long as Municipal Obligations covered thereby are outstanding, such insurance may enhance the marketability of such securities, even when such securities are in default or in significant risk of default, but the exact effect, if any, on marketability cannot be estimated. Accordingly, the Funds may determine to retain or, alternatively, to sell Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance that are in default or in significant risk of default.

  Premiums for a Portfolio Insurance policy are paid monthly, and are adjusted for purchases and sales of Municipal Obligations covered by the policy during the month. The yield on the Fund is reduced to the extent of the insurance premiums it pays. Depending upon the characteristics of the Municipal Obligations held by the Fund, the annual premium rate for policies of Portfolio Insurance is estimated to range from .15% to .30% of the value of the Municipal Obligations covered under the policy. Because the majority of the Municipal Obligations in the Fund were not covered by policies of Portfolio Insurance during the year ended February 29, 1996, premium expenses as a percentage of the value of Municipal Obligations held by the Fund for such period were .00%.

  Set forth below is information about the various municipal bond insurers with whom the Nuveen Insured Municipal Bond Fund currently maintains policies of Portfolio Insurance.

  AMBAC ASSURANCE CORPORATION ("AMBAC ASSURANCE")

  Ambac Assurance Corporation ("Ambac Assurance") is a Wisconsin-domiciled stock insurance corporation regulated by the Office of the Commissioner of Insurance of the State of Wisconsin and licensed to do business in 50 states, the District of Columbia, the Territory of Guam and the Commonwealth of Puerto Rico, with admitted assets of approximately $2,968,000,000 (unaudited) and statutory capital of approximately $1,715,000,000 (unaudited) as of March 31, 1998. Statutory capital consists of Ambac Assurance's policyholders' surplus and statutory contingency reserve. Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc., Moody's Investors Service and Fitch IBCA, Inc. have assigned a triple-A financial strength rating to Ambac Assurance.

  Ambac Assurance has obtained a ruling from the Internal Revenue Service to the effect that the insuring of an obligation by Ambac Assurance will not affect the treatment for federal income tax purposes of interest on such obligation and that insurance proceeds representing maturing interest paid by Ambac Assurance under policy provisions substantially identical to those contained in its municipal bond insurance policy shall be treated for federal income tax purposes in the same manner as if such payments were made by the issuer of the Bonds.

  Ambac Assurance makes no representation regarding the Bonds or the advisability of investing in the Bonds and makes no representation regarding, nor has it participated in the preparation of, the Official Statement other than the information supplied by Ambac Assurance and presented under the heading "AMBAC Assurance Corporation".

  FINANCIAL SECURITY ASSURANCE INC. ("FINANCIAL SECURITY")

  Financial Security is a monoline insurance company incorporated under the laws of the State of New York. Financial Security is licensed to engage in the financial guaranty insurance business in all 50 states, the District of Columbia and Puerto Rico.

  Financial Security is a wholly owned subsidiary of Financial Security Assurance Holdings Ltd. ("Holdings"), a New York Stock Exchange listed company. Major shareholders of Holdings include Fund American Enterprise Holdings, Inc., U S WEST Capital Corporation and The Tokio Marine and Fire Insurance Co., Ltd. No shareholder is obligated to pay any debts of or any claims against Financial Security. Financial Security is domiciled in the State of New York and is subject to regulation by the State of New York Insurance Department. As of March 31, 1998, the total policyholders' surplus and contingency reserves and the total unearned premium reserve, respectively, of Financial Security and its consolidated subsidiaries were, in accordance with statutory accounting principles, approximately $503,683,000 (unaudited) and $808,603,000 (unaudited), the total shareholders' equity and the total unearned premium reserve, respectively, of Financial Security and its consolidated subsidiaries were, in accordance with generally accepted accounting principles, approximately $923,047,000 (unaudited) and $428,157,000 (unaudited). Copies of Financial Security's financial statements may be obtained by writing to Financial Security at 350 Park Avenue, New York, New York 10022, Attention:
Communications Department. Financial Security's telephone number is (212) 826-0100. Financial Security's financial statements are included as exhibits to the Annual Reports on Form 10-K and Quarterly Reports on Form 10-Q filed with the Securities and Exchange Commission by Holdings and may be reviewed at Holdings' website:www.fsa.com.

  MBIA INSURANCE CORPORATION ("MBIA")

  The Insurer is the principal operating subsidiary of MBIA Inc., a New York Stock Exchange listed company. MBIA Inc. is not obligated to pay the debts of or claims against the Insurer. The Insurer is domiciled in the State of New York and licensed to do business in and subject to regulation under the laws of all 50 states, the District of Columbia, the Commonwealth of Puerto Rico, the Commonwealth of the Northern Mariana Islands, the Virgin Islands of the United States and the Territory of Guam. The Insurer has two European branches, one in the Republic of France and the other in the Kingdom of Spain. New York has laws prescribing minimum capital requirements, limiting classes and concentrations of investments and requiring the approval of policy rates and forms. State laws also regulate the amount of both the aggregate and individual risks that may be insured, the payment of dividends by the Insurer, changes in control and transactions among affiliates. Additionally, the Insurer is required to maintain contingency reserves on its liabilities in certain amounts and for certain periods of time.

  As of December 31, 1997 the Insurer had admitted assets of $5.3 billion (audited), total liabilities of $3.5 billion (audited), and total capital and surplus of $1.8 billion (audited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. As of March 31, 1998, the Insurer had admitted assets of $5.4 billion (unaudited), total liabilities of $3.6 billion (unaudited), and total capital and surplus of $1.8 billion (unaudited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities.

  Furthermore, copies of the Insurer's year end financial statements prepared in accordance with statutory accounting practices are available without charge from the Insurer. A copy of the Annual Report on Form 10-K of MBIA Inc. is available from the Insurer or the Securities and Exchange Commission. The address of the Insurer is 113 King Street, Armonk, New York 10504. The telephone number of the Insurer is (914) 273-4545.

  The Insurer's policy unconditionally and irrevocably guarantees to the Nuveen Insured Municipal Bond Fund the full and complete payment required to be made by or on behalf of the issuer to the applicable paying agent or its successor of an amount equal to (i) the principal of (either at the stated maturity or by advancement of maturity pursuant to a mandatory sinking fund payment) and interest on, the Municipal Obligations as such payments shall become due but shall not be so paid (except that in the event of any acceleration of the due date of such principal by reason of mandatory or optional redemption or acceleration resulting from default or otherwise, other than any advancement of maturity pursuant to a mandatory sinking fund payment, the payments guaranteed by the Insurer's policy shall be made in such amounts and at such times as such payments of principal would have been due had there not been any such acceleration) and (ii) the reimbursement of any such payment which is subsequently recovered from the Fund pursuant to a final judgment by a court of competent jurisdiction that such payment constitutes an avoidable preference to the Fund within the meaning of any applicable bankruptcy law (a "Preference").

  The Insurer's policy does not insure against loss of any prepayment premium which may at any time be payable with respect to any Municipal Obligation. The Insurer's policy does not, under any circumstance, insure against loss relating to: (i) optional or mandatory redemptions (other than mandatory sinking fund redemptions); (ii) any payments to be made on an accelerated basis; (iii) payments of the purchase price of Municipal Obligations upon tender thereof; or
(iv) any Preference relating to (i) through (iii) above. The Insurer's policy also does not insure against nonpayment of principal of or interest on the Municipal Obligations resulting from the insolvency, negligence or any other act or omission of any paying agent for the Municipal Obligations.

  With respect to small issue industrial development bonds and pollution control revenue bonds covered by the policy, the Insurer guarantees the full and complete payments required to be made by or on behalf of an issuer of such bonds if there occurs pursuant to the terms of the bonds an event which results in the loss of the tax-exempt status of interest on such bonds, including principal, interest or premium payments payable thereon, if any, as and when required to be made by or on behalf of the issuer pursuant to the terms of such bonds.

  When the Insurer receives from the paying agent or the Fund, (1) telephonic or telegraphic notice (subsequently confirmed in writing by registered or certified mail), or (2) written notice by registered or certified mail, that a required payment of any insured amount which is then due has not been made, the Insurer on the due date of such payment or within one business day after receipt of notice of such nonpayment, whichever is later, will make a deposit of funds, in an account with State Street Bank and Trust Company, N.A., in New York, New York, or its successor, sufficient for the payment of any such insured amounts which are then due. Upon presentment and surrender of such Municipal Obligations or presentment of such other proof of ownership of the Municipal Obligations, together with any appropriate instruments of assignment to evidence the assignment of the insured amounts due on the Municipal Obligations as are paid by the Insurer, and appropriate instruments to effect the appointment of the Insurer as agent for the Fund in any legal proceeding related to payment of insured amounts on Municipal Obligations, such instruments being in a form satisfactory to State Street Bank and Trust Company, N.A., State Street Bank and Trust Company, N.A. shall disburse to the Fund or the paying agent payment of the insured amounts due on such Municipal Obligations, less any amount held by the paying agent for the payment of such insured amounts and legally available therefor.

  FINANCIAL GUARANTY INSURANCE COMPANY ("FINANCIAL GUARANTY")

  The Portfolio Insurance Policy is non-cancellable except for failure to pay the premium. The premium rate for each purchase of a security covered by the Portfolio Insurance Policy is fixed for the life of the Insured Bond. The insurance premiums are payable monthly by the Fund and are adjusted for purchases, sales and payments prior to maturity of Insured Bonds during the month. In the event of a sale of any Insured Bond by the Fund or payment thereof prior to maturity, the Portfolio Insurance policy terminates as to such Insured Bond.

  Under the provisions of the Portfolio Insurance Policy, Financial Guaranty unconditionally and irrevocably agrees to pay to State Street Bank and Trust Company, or its successor, as its agent (the "Fiscal Agent"), that portion of the principal of and interest on the Insured Bonds which shall become due for payment but shall be unpaid by reason of nonpayment by the issuer of the Insured Bonds. The term "due for payment" means, when referring to the principal of an Insured Bond, its stated maturity date or the date on which it shall have been called for mandatory sinking fund redemption and does not refer to any earlier date on which payment is due by reason of call for redemption (other than by mandatory sinking fund redemption), acceleration or other advancement of maturity and means, when referring to interest on an Insured Bond, the stated date for payment of interest. In addition, the Portfolio Insurance Policy covers nonpayment by the issuer that results from any payment of principal or interest made by such issuer on the Insured Bond to the Fund which has been recovered from the Fund or its shareholders pursuant to the United States Bankruptcy Code by a trustee in bankruptcy in accordance with a final, nonappealable order of a court having competent jurisdiction.

  Financial Guaranty will make such payments to the Fiscal Agent on the date such principal or interest becomes due for payment or on the business day next following the day on which Financial Guaranty shall have received notice of nonpayment, whichever is later. The Fiscal Agent will disburse the Trustee the face amount of principal and interest which is then due for payment but is unpaid by reason of nonpayment by the issuer, but only upon receipt by the Fiscal Agent of (i) evidence of the Trustee's right to receive payment of the principal or interest due for payment and (ii) evidence, including any appropriate instruments of assignment, that all of the rights to payment of such principal or interest due for payment thereupon shall vest in Financial Guaranty. Upon such disbursement, Financial Guaranty shall become the owner of the Insured Bond, appurtenant coupon or right to payment of principal or interest on such Insured Bond and shall be fully subrogated to all of the Trustee's rights thereunder, including the right to payment, thereof.

  In determining whether to insure municipal securities held in the Fund, Financial Guaranty will apply its own standards which are not necessarily the same as the criteria used in regard to the selection of securities by the Fund.

  Certain of the municipal securities insured under the Portfolio Insurance Policy may also be insured under an insurance policy obtained by the issuer of such municipal securities. The premium for any insurance policy or policies obtained by an issuer or Insured Bonds has been paid in advance by such issuer and any such policy or policies are non-cancellable and will continue in force so long as the Insured Bonds so insured are outstanding. Financial Guaranty has also agreed, if requested by the Funds on or before the fifth day preceding the 1st day of any month, to insure to maturity Insured Bonds sold by the Trustee during the month immediately following such request of the Funds. The premium for any such insurance to maturity provided by Financial Guaranty is paid by the Fund and any such insurance is non-cancellable and will continue in force so long as the Bonds so insured are outstanding.

  Financial Guaranty is a wholly-owned subsidiary of FGIC Corporation (the "Corporation"), a Delaware holding company. The Corporation is a subsidiary of General Electric Capital Corporation. Financial Guaranty is a monoline financial guaranty insurer domiciled in the State of New York and subject to regulation by the State of New York Insurance Department. As of March 31, 1998, the total capital and surplus of Financial Guaranty was $1,267,900,134. Financial Guaranty prepares financial statements on the basis of both statutory accounting principles and generally accepted accounting principles. Copies of such financial statements may be obtained by writing to Financial Guaranty at 115 Broadway, New York, New York 10006, Attention: Communications Department (telephone number: (212) 312-3000) or to the New York State Insurance Department at 25 Beaver Street, New York, New York 10004-2319, Attention:
Financial Condition Property/Casualty Bureau (telephone number: (212) 480-
5187).

  The policies of insurance obtained by the Fund from Financial Guaranty and the negotiations in respect thereof represent the only relationship between Financial Guaranty and the Fund. Otherwise neither Financial

Guaranty nor its parent, FGIC Corporation, or any affiliate thereof has any significant relationship, direct or indirect, with the Fund or the Board of Trustees of the Fund.

  The above municipal bond insurers have insurance claims-paying ability ratings of AAA from S&P and Aaa from Moody's. Financial Guaranty also has an insurance claims-paying ability rating of AAA from Fitch.

  An S&P insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with its terms. An insurer with an insurance claims-paying ability rating of AAA has the highest rating assigned by S&P. Capacity to honor insurance contracts is adjudged by S&P to be extremely strong and highly likely to remain so over a long period of time. A Moody's insurance claims-paying ability rating is an opinion of the ability of an insurance company to repay punctually senior policyholder obligations and claims. An insurer with an insurance claims-paying ability rating of Aaa is adjudged by Moody's to be of the best quality. In the opinion of Moody's, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carry the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company's fundamentally strong position.

  An insurance claims-paying ability rating by S&P or Moody's does not constitute an opinion on any specific contract in that such an opinion can only be rendered upon the review of the specific insurance contract. Furthermore, an insurance claims-paying ability rating does not take into account deductibles, surrender or cancellation penalties or the timeliness of payment, nor does it address the ability of a company to meet nonpolicy obligations (i.e., debt contracts).

  The assignment of ratings by S&P or Moody's to debt issues that are fully or partially supported by insurance policies, contracts or guarantees is a separate process form the determination of claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

  S&P's and Moody's ratings are not recommendations to buy, sell or hold the Municipal Obligations insured by policies issued by AMBAC Assurance, Financial Security, MBIA or Financial Guaranty and such ratings may be subject to revision or withdrawal at any time by the rating agencies. Any downward revision or withdrawal of either or both ratings may have an adverse effect on the market price of the Municipal Obligations insured by policies issued by AMBAC Assurance, Financial Security, MBIA or Financial Guaranty.

  S&P's ratings of AMBAC Assurance, Financial Security, MBIA and Financial Guaranty should be evaluated independent of Moody's ratings. Any further explanation as to the significance of the ratings may be obtained only from the applicable rating agency. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

PORTFOLIO TRADING AND TURNOVER

  The Funds will make changes in their investment portfolio from time to time in order to take advantage of opportunities in the municipal market and to limit exposure to market risk. The Funds may also engage to a limited extent in short-term trading consistent with their investment objective. Securities may be sold in anticipation of market decline or purchased in anticipation of market rise and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what Nuveen Advisory believes to be a temporary disparity in the normal yield relationship between the two securities. Each Fund may make changes in its investment portfolio in order to limit its exposure to changing market conditions. Changes in a Fund's investments are known as "portfolio turnover." While it is impossible to predict future portfolio turnover rates, the annual portfolio turnover rate for each of the Funds is generally not expected to exceed 75%. However, each Fund reserves the right to make changes in its investments whenever it deems such action advisable and, therefore, a Fund's annual portfolio turnover rate may exceed 75% in particular years depending upon market conditions.

  The portfolio turnover rates for the Funds, for the 1997 and 1998 fiscal year-end of each Fund as indicated, were

                                                                      FISCAL
                                                                       YEAR
                                                                     -----------
                                                                     1997   1998
                                                                     ----   ----
      Nuveen Municipal Bond Fund.................................... 12%*   10%
      Nuveen Insured Municipal Bond Fund............................ 35%*   40%
      Nuveen Flagship All-American Municipal Bond Fund.............. 39%**  20%
      Nuveen Flagship Intermediate Municipal Bond Fund.............. 26%**  20%
      Nuveen Flagship Limited Term Municipal Bond Fund.............. 29%**  30%

--------
* For the fiscal year ended February 28, 1997. For the period March 1, 1997 to April 30, 1997, the portfolio turnover rate for the Nuveen Municipal Bond Fund was 2% and the rate for the Nuveen Insured Municipal Bond Fund was 12%.
** For the eleven months ended April 30, 1997.

WHEN-ISSUED SECURITIES

  Each Fund may purchase and sell Municipal Obligations on a when-issued or delayed delivery basis. When-issued and delayed delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 15-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time a Fund makes the commitment to purchase a Municipal Obligation on a when-issued or delayed delivery basis, it will record the transaction and reflect the amount due and the value of the security in determining its net asset value. Likewise, at the time a Fund makes the commitment to sell a Municipal Obligation on a delayed delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the Municipal Obligation sold pursuant to a delayed delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Funds will maintain designated readily marketable assets at least equal in value to commitments to purchase when-issued or delayed delivery securities, such assets to be segregated by the Custodian specifically for the settlement of such commitments. The Funds will only make commitments to purchase Municipal Obligations on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Funds reserve the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt. The Funds commonly engage in when-issued transactions in order to purchase or sell newly-issued Municipal Obligations, and may engage in delayed delivery transactions in order to manage its operations more effectively.

HEDGING AND OTHER DEFENSIVE ACTIONS

  Each Fund may periodically engage in hedging transactions. Hedging is a term used for various methods of seeking to preserve portfolio capital value by offsetting price changes in one investment through making another investment whose price should tend to move in the opposite direction. It may be desirable and possible in various market environments to partially hedge the portfolio against fluctuations in market value due to interest rate fluctuations by investment in financial futures and index futures as well as related put and call options on such instruments. Both parties entering into an index or financial futures contract are required to post an initial deposit of 1% to 5% of the total contract price. Typically, option holders enter into offsetting closing transactions to enable settlement in cash rather than take delivery of the position in the future of the underlying security. Each Fund will only sell covered futures contracts, which means that the Fund segregates assets equal to the amount of the obligations.

  These transactions present certain risks. In particular, the imperfect correlation between price movements in the futures contract and price movements in the securities being hedged creates the possibility that losses on the hedge by a Fund may be greater than gains in the value of the securities in such series' portfolio. In addition, futures and options markets may not be liquid in all circumstances. As a result, in volatile markets, a Fund may not be able to close out the transaction without incurring losses substantially greater than the initial deposit. Finally, the potential daily deposit requirements in futures contracts create an ongoing greater potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium. Losses due to hedging transactions will reduce yield. Net gains, if any, from hedging and other portfolio transactions will be distributed as taxable distributions to shareholders.

  No Fund will make any investment (whether an initial premium or deposit or a subsequent deposit) other than as necessary to close a prior investment if, immediately after such investment, the sum of the amount of its premiums and deposits would exceed 5% of such series' net assets. Each series will invest in these instruments only in markets believed by the investment adviser to be active and sufficiently liquid. For further information regarding these investment strategies and risks presented thereby, see Appendix B to this Statement of Additional Information.

  Each Fund reserves the right for liquidity or defensive purposes (such as thinness in the market for municipal securities or an expected substantial decline in value of long-term obligations), to temporarily invest up to 20% of its assets in obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities, including up to 5% in adequately collateralized repurchase agreements relating thereto. Interest on each instrument is taxable for Federal income tax purposes and would reduce the amount of tax-free interest payable to shareholders.

TEMPORARY INVESTMENTS

  The Prospectus discusses briefly the ability of the Funds to invest a portion of their assets in federally tax-exempt or taxable "temporary investments." Temporary investments will not exceed 20% of a Fund's assets except when made for defensive purposes. The Funds will invest only in taxable temporary investments that are either U.S. Government securities or are rated within the highest grade by Moody's, S&P, or Fitch and mature within one year from the date of purchase or carry a variable or floating rate of interest. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

  The Funds may invest in the following federally tax-exempt temporary investments:

    Bond Anticipation Notes (BANs) are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

    Tax Anticipation Notes (TANs) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues.

  Tax anticipation notes are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

    Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

    Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

    Bank Notes are notes issued by local government bodies and agencies as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

    Tax-Exempt Commercial Paper (Municipal Paper) represents very short-term unsecured, negotiable promissory notes, issued by states, municipalities and their agencies. Payment of principal and interest on issues of municipal paper may be made from various sources, to the extent the funds are available therefrom. Maturities of municipal paper generally will be shorter than the maturities of TANs, BANs or RANs. There is a limited secondary market for issues of municipal paper.

  Certain Municipal Obligations may carry variable or floating rates of interest whereby the rate of interest is not fixed, but varies with changes in specified market rates or indices, such as a bank prime rate or a tax-exempt money market index.

  While these various types of notes as a group represent the major portion of the tax-exempt note market, other types of notes are occasionally available in the marketplace and the Fund may invest in such other types of notes to the extent permitted under its investment objective, policies and limitations. Such notes may be issued for different purposes and may be secured differently from those mentioned above.

  The Funds may also invest in the following taxable temporary investments:

    U.S. Government Direct Obligations are issued by the United States Treasury and include bills, notes and bonds.

    --Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.

    --Treasury notes are longer-term interest bearing obligations with original maturities of one to seven years.

    --Treasury bonds are longer-term interest-bearing obligations with original maturities from five to thirty years.

  U.S. Government Agencies Securities--Certain federal agencies have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. These agencies include, but are not limited to, the Bank for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association,

Export-Import Bank of the United States, and Tennessee Valley Authority. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury. There can be no assurance that the United States Government itself will pay interest and principal on securities as to which it is not legally so obligated.

  Certificates of Deposit (CDs)--A certificate of deposit is a negotiable interest bearing instrument with a specific maturity. CDs are issued by banks in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. The Fund will only invest in U.S. dollar denominated CDs issued by U.S. banks with assets of $1 billion or more.

  Commercial Paper--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations. Maturities on these issues vary from a few days to nine months. Commercial paper may be purchased from U.S. corporations.

  Other Corporate Obligations--The Funds may purchase notes, bonds and debentures issued by corporations if at the time of purchase there is less than one year remaining until maturity or if they carry a variable or floating rate of interest.

  Repurchase Agreements--A repurchase agreement is a contractual agreement whereby the seller of securities (U.S. Government or Municipal Obligations) agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during a Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Funds will only enter into repurchase agreements with dealers, domestic banks or recognized financial institutions that in the opinion of Nuveen Advisory present minimal credit risk. The risk to the Funds is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but a Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited. Nuveen Advisory will monitor the value of collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon price. In the event the value of the collateral declined below the repurchase price, Nuveen Advisory will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price. Each of the Funds will not invest more than 10% of its assets in repurchase agreements maturing in more than seven days.

MANAGEMENT

  The management of the Trust, including general supervision of the duties performed for the Funds under the Investment Management Agreement, is the responsibility of its Board of Trustees. The Trust currently has eight trustees, two of whom are "interested persons" (as the term "interested persons" is defined in the Investment Company Act of 1940) and six of whom are "disinterested persons." The names and business addresses of the trustees and officers of the Trust and their principal occupations and other affiliations during the past five years are set forth below, with those trustees who are "interested persons" of the Trust indicated by an asterisk.

--------------------------------------------------------------------------------
                                  POSITIONS AND         PRINCIPAL OCCUPATIONS
 NAME AND ADDRESS             AGE OFFICES WITH TRUST    DURING PAST FIVE YEARS
--------------------------------------------------------------------------------
 Timothy R. Schwertfeger*     49  Chairman of the Board Chairman since July 1,
 333 West Wacker Drive            and Trustee           1996 of The John Nuveen
 Chicago, IL 60606                                      Company, John Nuveen &
                                                        Co. Incorporated, Nuveen
                                                        Advisory Corp. and
                                                        Nuveen Institutional
                                                        Advisory Corp., prior
                                                        thereto Executive Vice
                                                        President and Director
                                                        of The John Nuveen
                                                        Company and John Nuveen
                                                        & Co. Incorporated;
                                                        Director of Nuveen
                                                        Advisory Corp. and
                                                        Nuveen Institutional
                                                        Advisory Corp.; Chairman
                                                        and Director (since
                                                        January 1997) of Nuveen
                                                        Asset Management, Inc.;
                                                        Director (since 1996) of
                                                        Institutional Capital
                                                        Corporation.

--------------------------------------------------------------------------------
 Anthony T. Dean*             53  President and         President since July 1,
 333 West Wacker Drive            Trustee               1996 of The John Nuveen
 Chicago, IL 60606                                      Company, John Nuveen &
                                                        Co. Incorporated, Nuveen
                                                        Advisory Corp. and
                                                        Nuveen Institutional
                                                        Advisory Corp.; prior
                                                        thereto, Executive Vice
                                                        President and
                                                        Director of The John
                                                        Nuveen Company, John
                                                        Nuveen & Co.
                                                        Incorporated, Nuveen
                                                        Advisory Corp. and
                                                        Nuveen Institutional
                                                        Advisory Corp.;
                                                        President and Director
                                                        (since January 1997) of
                                                        Nuveen Asset Management,
                                                        Inc.; Chairman and
                                                        Director (since 1997) of
                                                        Rittenhouse Financial
                                                        Services, Inc.

--------------------------------------------------------------------------------
 Robert P. Bremner            58  Trustee               Private Investor and
 3725 Huntington Street, N.W.                           Management Consultant.
 Washington, D.C. 20015

--------------------------------------------------------------------------------
 Lawrence H. Brown            63  Trustee               Retired (August 1989) as
 201 Michigan Avenue                                    Senior Vice President of
 Highwood, IL 60040                                     The Northern Trust
                                                        Company

--------------------------------------------------------------------------------
 Anne E. Impellizzeri         65  Trustee               Executive Director of
 3 West 29th Street                                     Manitoga, formerly
 New York, NY 10001                                     President and Chief
                                                        Executive Officer of
                                                        Blanton-Peale Institute

-------------------------------------------------------------------------------
                               POSITIONS AND       PRINCIPAL OCCUPATIONS
 NAME AND ADDRESS          AGE OFFICES WITH TRUST  DURING PAST FIVE YEARS
-------------------------------------------------------------------------------
 Peter R. Sawers            65 Trustee             Adjunct Professor of
 22 The Landmark                                   Business and Economics,
 Northfield, IL 60093                              University of Dubuque, Iowa;
                                                   Adjunct Professor, Lake
                                                   Forest Graduate School of
                                                   Management, Lake Forest,
                                                   Illinois.

-------------------------------------------------------------------------------
 William J. Schneider      53  Trustee             Senior Partner, Miller-
 4000 Miller-Valentine Ct.                         Valentine Partners, Vice
 P.O. Box 744                                      President, Miller-Valentine
 Dayton, OH 45401                                  Realty, Inc.

-------------------------------------------------------------------------------
 Judith M. Stockdale       50  Trustee             Executive Director, Gaylord
 35 E. Wacker Drive                                and Dorothy Donnelley
 Suite 2600                                        Foundation (since 1994);
 Chicago, IL 60601                                 prior thereto, Executive
                                                   Director, Great Lakes
                                                   Protection Fund (from 1990
                                                   to 1994).

-------------------------------------------------------------------------------
 Alan G. Berkshire         37  Vice President and  Vice President and General
 333 West Wacker Drive         Assistant Secretary Counsel (since September
 Chicago, IL 60606                                 1997) and Secretary (since
                                                   May 1998) of The John Nuveen
                                                   Company, John Nuveen & Co.
                                                   Incorporated, Nuveen
                                                   Advisory Corp. and Nuveen
                                                   Institutional Advisory
                                                   Corp., prior thereto,
                                                   Partner in the law firm of
                                                   Kirkland & Ellis.

-------------------------------------------------------------------------------
 Michael S. Davern          41 Vice President      Vice President of Nuveen
 333 West Wacker Drive                             Advisory Corp. (since
 Chicago, IL 60606                                 January 1997); prior
                                                   thereto, Vice President and
                                                   Portfolio Manager (since
                                                   September 1991) of Flagship
                                                   Financial.

-------------------------------------------------------------------------------
 Lorna C. Ferguson          53 Vice President      Vice President of John
 333 West Wacker Drive                             Nuveen & Co. Incorporated;
 Chicago, IL 60606                                 Vice President (since
                                                   January 1998) of Nuveen
                                                   Advisory Corp. and Nuveen
                                                   Institutional Advisory Corp.

-------------------------------------------------------------------------------
 William M. Fitzgerald      34 Vice President      Vice President of Nuveen
 333 West Wacker Drive                             Advisory Corp. (since
 Chicago, IL 60606                                 December 1995); Assistant
                                                   Vice President of
                                                   Nuveen Advisory Corp. (from
                                                   September 1992 to December
                                                   1995), prior thereto
                                                   Assistant Portfolio Manager
                                                   of Nuveen Advisory Corp.

-------------------------------------------------------------------------------
 Stephen D. Foy             44 Vice President and  Vice President of John
 333 West Wacker Drive         Controller          Nuveen & Co. Incorporated.
 Chicago, IL 60606

-------------------------------------------------------------------------------
 J. Thomas Futrell          43 Vice President      Vice President of Nuveen
 333 West Wacker Drive                             Advisory Corp.
 Chicago, IL 60606

-------------------------------------------------------------------------------
 Richard A. Huber           35 Vice President      Vice President of Nuveen
 333 West Wacker Drive                             Advisory Corp. (since
 Chicago, IL 60606                                 January 1997); prior
                                                   thereto, Vice President and
                                                   Portfolio Manager of
                                                   Flagship Financial.

-------------------------------------------------------------------------------
                             POSITIONS AND       PRINCIPAL OCCUPATIONS
 NAME AND ADDRESS        AGE OFFICES WITH TRUST  DURING PAST FIVE YEARS
-------------------------------------------------------------------------------
 Steven J. Krupa          41 Vice President      Vice President of Nuveen
 333 West Wacker Drive                           Advisory Corp.
 Chicago, IL 60606

-------------------------------------------------------------------------------
 Larry W. Martin         47  Vice President and  Vice President, Assistant
 333 West Wacker Drive       Assistant Secretary Secretary and Assistant
 Chicago, IL 60606                               General Counsel of John Nuveen
                                                 & Co. Incorporated; Vice
                                                 President (since May 1993) and
                                                 Assistant Secretary of Nuveen
                                                 Advisory Corp.; Vice President
                                                 (since May 1993) and Assistant
                                                 Secretary of Nuveen
                                                 Institutional Advisory Corp.;
                                                 Assistant Secretary of The
                                                 John Nuveen Company.

-------------------------------------------------------------------------------
 Edward F. Neild, IV     33  Vice President      Vice President (since
 333 West Wacker Drive                           September 1996), previously
 Chicago, IL 60606                               Assistant Vice President
                                                 (since December 1993) of
                                                 Nuveen Advisory Corp.,
                                                 Portfolio Manager prior
                                                 thereto; Vice President (since
                                                 September 1996), previously
                                                 Assistant Vice President
                                                 (since May 1995) of Nuveen
                                                 Institutional Advisory Corp.,
                                                 Portfolio Manager prior
                                                 thereto.

-------------------------------------------------------------------------------
 Walter K. Parker        49  Vice President      Vice President of Nuveen
 333 West Wacker Drive                           Advisory Corp. (since January
 Chicago, IL 60606                               1997); prior thereto, Vice
                                                 President and Portfolio
                                                 Manager (since July 1994) of
                                                 Flagship Financial; Portfolio
                                                 Manager and CIO Trust Investor
                                                 for PNC Bank.

-------------------------------------------------------------------------------
 Stephen S. Peterson     40  Vice President      Vice President (since
 333 West Wacker Drive                           September 1997), previously
 Chicago, IL 60606                               Assistant Vice President
                                                 (since September 1996) of
                                                 Nuveen Advisory Corp.,
                                                 Portfolio Manager prior
                                                 thereto.

-------------------------------------------------------------------------------
 Stuart W. Rogers        42  Vice President      Vice President of John Nuveen
 333 West Wacker Drive                           & Co. Incorporated.
 Chicago, IL 60606

-------------------------------------------------------------------------------
 Thomas C. Spalding, Jr. 47  Vice President      Vice President of Nuveen
 333 West Wacker Drive                           Advisory Corp. and Nuveen
 Chicago, IL 60606                               Institutional Advisory Corp.;
                                                 Chartered Financial Analyst.

-------------------------------------------------------------------------------
 H. William Stabenow     64  Vice President and  Vice President and Treasurer
 333 West Wacker Drive       Treasurer           of The John Nuveen Company,
 Chicago, IL 60606                               John Nuveen & Co.
                                                 Incorporated, Nuveen Advisory
                                                 Corp. and Nuveen Institutional
                                                 Advisory Corp.

-------------------------------------------------------------------------------
 William S. Swanson      33  Vice President      Vice President of John Nuveen
 333 West Wacker Drive                           & Co. Incorporated (since
 Chicago, IL 60606                               October 1997), prior thereto,
                                                 Assistant Vice President
                                                 (since September 1996);
                                                 formerly, Associate of John
                                                 Nuveen & Co. Incorporated.

-------------------------------------------------------------------------------
 Gifford R. Zimmerman    41  Vice President and  Vice President, Assistant
 333 West Wacker Drive       Secretary           Secretary and Associate
 Chicago, IL 60606                               General Counsel formerly
                                                 Assistant General Counsel of
                                                 John Nuveen & Co.
                                                 Incorporated; Vice President
                                                 and Assistant Secretary of
                                                 Nuveen Advisory Corp.; Vice
                                                 President and Assistant
                                                 Secretary of Nuveen
                                                 Institutional Advisory Corp.

  Anthony Dean, Timothy Schwertfeger and Peter R. Sawers serve as members of the Executive Committee of the Board of Trustees. The Executive Committee, which meets between regular meetings of the Board of Trustees, is authorized to exercise all of the powers of the Board of Trustees.

  The trustees of the Trust are directors or trustees, as the case may be, of 41 Nuveen open-end funds and 52 Nuveen closed-end funds advised by Nuveen Advisory Corp.

  The following table sets forth compensation paid by the Trust to each of the trustees of the Trust and the total compensation paid to each trustee during the fiscal year ended April 30, 1998. The Trust has no retirement or pension plans. The officers and trustees affiliated with Nuveen serve without any compensation from the Trust.

                                                                     TOTAL
                                                   AGGREGATE      COMPENSATION
                                                 COMPENSATION    FROM TRUST AND
                                                FROM THE SERIES   FUND COMPLEX
      NAME OF TRUSTEE                            OF THIS TRUST  PAID TO TRUSTEES
      ---------------                           --------------- ----------------
      Robert P. Bremner........................     $12,332         $66,446
      Lawrence H. Brown........................     $13,496         $79,000
      Anne E. Impellizzeri.....................     $12,332         $73,000
      Margaret K. Rosenheim....................     $ 5,170(1)      $29,506(2)
      Peter R. Sawers..........................     $12,332         $73,000
      William J. Schneider.....................     $12,332         $66,446
      Judith M. Stockdale......................     $ 8,530(3)      $49,000(3)

--------
(1) Includes $292 in interest accrued on deferred compensation from prior years; former Trustee, retired July 1997.
(2) Includes $1,256 in interest accrued on deferred compensation from prior years.
(3) Elected to the Board in July 1997.

  Each trustee who is not affiliated with Nuveen or Nuveen Advisory receives a fee. The Trust requires no employees other than its officers, all of whom are compensated by Nuveen.

  The officers and directors of each Fund, in the aggregate, own less than 1% of the shares of the Fund.

  The following table sets forth the percentage ownership of each person, who, as of August 14, 1998, owns of record, or is known by Registrant to own of record or beneficially 5% or more of any class of a Fund's shares.

                                                                    PERCENTAGE
      NAME OF FUND AND CLASS          NAME AND ADDRESS OF OWNER    OF OWNERSHIP
      ----------------------          -------------------------    ------------
      Nuveen Municipal Bond Fund
       Class B Shares................ Smith Barney Inc.                6.30%
                                      D015DR81311
                                      388 Greenwich Street
                                      New York, New York 10015
                                      Donaldson Lufkin Jenrette        6.69
                                      Securities Corporation Inc
                                      PO Box 2052
                                      Jersey City NJ 07303-9998

                                                                    PERCENTAGE
      NAME OF FUND AND CLASS          NAME AND ADDRESS OF OWNER    OF OWNERSHIP
      ----------------------          -------------------------    ------------
                                      MLPF&S                          11.59%
                                      For the Benefit of
                                      Its Customers
                                      Attn: Fund Admn/#97NBD
                                      4800 Deer Lake Dr E Fl 3
                                      Jacksonville FL 32246-6484
      Nuveen Municipal Bond Fund
       Class C Shares................ Donaldson Lufkin Jenrette        5.62
                                      Securities Corporation Inc
                                      PO Box 2052
                                      Jersey City NJ 07303-9998
                                      MLPF&S                           5.39
                                      For the Benefit of
                                      Its Customers
                                      Attn: Fund Admn/#97GX9
                                      4800 Deer Lake Dr E Fl 3
                                      Jacksonville FL 32246-6484
                                      David W. Elliott Tr              8.96
                                      U/A 03/03/94
                                      David W. Elliott Rev Trust
                                      1291 Sunniwood Pl
                                      Rochester MI 48306-2474
      Nuveen Insured Municipal Bond
       Fund Class B Shares........... MLPF&S for the Benefit of       13.79
                                      its Customers
                                      Attn: Fund Admn
                                      4800 Deer Lake Dr E FL 5
                                      Jacksonville, FL 32246-
                                      6484
                                      PRUDENTIAL SECURITIES INC.       6.62
                                      FBO
                                      Mr. Joseph J. Gurnaby TTEE
                                      UW James Cozzi Residuary
                                      Trust
                                      % Richard Green
                                      464 N. Lake St
                                      Mundelein, IL 60060-1825

                                                                               PERCENTAGE
      NAME OF FUND AND CLASS          NAME AND ADDRESS OF OWNER               OF OWNERSHIP
      ----------------------          -------------------------               ------------
      Nuveen Insured Municipal Bond
       Fund Class C Shares........... NFSC FEBO #041-686468                       5.05%
                                      Harrie L. Barbara Day Living Trust
                                      Harrie L. Day
                                      UA 091394
                                      23406 Candlewood Way
                                      West Hills, CA 91307
                                      MLPF&S for the Benefit of its Customers    16.43
                                      Attn: Fund Admn/#97 GW6
                                      4800 Deer Lake Dr. E. Fl 3
                                      Jacksonville, FL 32246-6484
      Nuveen Flagship All-American
       Municipal Bond Fund Class A
       Shares........................ Merrill Lynch, Pierce, Fenner              37.60
                                       & Smith for the sole benefit
                                       of its Customers
                                      Attn: Fund Administration
                                      4800 Deer Lake Dr E FL 3
                                      Jacksonville, FL 32246-6484
      Nuveen Flagship All-American
       Municipal Bond Fund Class B
       Shares........................ Merrill Lynch, Pierce, Fenner              37.30
                                       & Smith for the sole benefit
                                       of its Customers
                                      Attn: Fund Administration
                                      4800 Deer Lake Dr E FL 3
                                      Jacksonville, FL 32246-6484
      Nuveen Flagship All-American
       Municipal Bond Fund Class C
       Shares........................ Merrill Lynch, Pierce, Fenner              59.26
                                       & Smith for the sole benefit
                                       of its Customers
                                      Attn: Fund Administration
                                      4800 Deer Lake Dr E FL 3
                                      Jacksonville, FL 32246-6484
      Nuveen Flagship All-American
       Municipal Bond Fund Class R
       Shares........................ Bruce P. Bedford                           60.45
                                      1761 Buttonbush Circle
                                      Palm City, FL 34990-8093

                                                                     PERCENTAGE
      NAME OF FUND AND CLASS          NAME AND ADDRESS OF OWNER     OF OWNERSHIP
      ----------------------          -------------------------     ------------
                                      James R. Williams                 9.99%
                                      Nancy S. Williams JT Wros
                                      3988 Paradise Rd Ctr H
                                      Las Vegas, NV 89109-0930
      Nuveen Flagship Intermediate
       Municipal Bond Fund Class A
       Shares........................ Merrill Lynch, Pierce, Fenner    26.34
                                       & Smith for the sole benefit
                                       of its Customers
                                      Attn: Fund Administration
                                      4800 Deer Lake Dr E FL 3
                                      Jacksonville, FL 32246-6484
      Nuveen Flagship Intermediate
       Municipal Bond Fund Class C
       Shares........................ Merrill Lynch, Pierce, Fenner    56.54
                                       & Smith for the sole benefit
                                       of its Customers
                                      Attn: Fund Administration
                                      4800 Deer Lake Dr E FL 3
                                      Jacksonville, FL 32246-6484
      Nuveen Flagship Intermediate
       Municipal Bond Fund Class R
       Shares........................ Patricia G. Diemer TR            59.67
                                      U/A Jul 26 89
                                      Patricia G. Diemer Trust
                                      950 Hawthorne Ln
                                      Northbrook, IL 60062-3417
                                      Merrill Lynch, Pierce, Fenner     9.65
                                       & Smith for the sole benefit
                                       of its Customers
                                      Attn: Fund Administration
                                      SPC #97805
                                      4800 Deer Lake Dr. E Fl 3
                                      Jacksonville, FL 32246-6484
                                      Dorothy L. Weber                  5.64
                                      Sterling L. Rice JT Wros
                                      230 Willowbrook CT Ste 1
                                      Wilder, KY 41071-3320

                                                                      PERCENTAGE
      NAME OF FUND AND CLASS          NAME AND ADDRESS OF OWNER      OF OWNERSHIP
      ----------------------          -------------------------      ------------
                                      R. G. Van Moppes TTER              8.74%
                                      U/A Dtd Feb 4 85
                                      Russell G. Van Moppes
                                      Living Trust
                                      P.O. Box 97308
                                      Bellevue, WA 98009-9308
      Nuveen Flagship Limited Term
       Municipal Bond Fund Class A
       Shares........................ Merrill Lynch, Pierce, Fenner     27.56
                                       & Smith for the sole benefit
                                       of its Customers
                                      Attn: Fund Administration
                                      4800 Deer Lake Dr E FL 3
                                      Jacksonville, FL 32246-6484
      Nuveen Flagship Limited Term
       Municipal Bond Fund Class C
       Shares........................ Merrill Lynch, Pierce, Fenner     40.66
                                       & Smith for the sole benefit
                                       of its Customers
                                      Attn: Fund Administration
                                      4800 Deer Lake Dr E FL 3
                                      Jacksonville, FL 32246-6484
      Nuveen Flagship Limited Term
       Municipal Bond Fund Class R
       Shares........................ Karen M. Bergan                   15.23
                                      2109 Northwestern Ave.
                                      Ames, IA 50010-4524
                                      Books & Video Productions Inc.    28.38
                                      Karen Bergan VP
                                      2730 Graham St.
                                      Ames IA 50010-7700
                                      Edna Bennett Pierce               23.38
                                      Edna P Bennett Rev Trusts
                                      U/A DTD 1-15-87
                                      1201 Snuff Mill Rd.
                                      Wilmington DE 19807-1043
                                      George A Paulik Jr.               14.15
                                      Janice L Paulik Jt Wros
                                      409 Bonnie Brae Rd.
                                      Hinsdale, IL 60521-2815

INVESTMENT ADVISER AND INVESTMENT MANAGEMENT AGREEMENT

  Nuveen Advisory Corp. acts as investment adviser for and manages the investment and reinvestment of the assets of each of the Funds. Nuveen Advisory also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. See "Fund Service Providers" in the Prospectus.

  Pursuant to an investment management agreement between Nuveen Advisory and the Trust, each of the Funds except the Limited Term Fund has agreed to pay an annual management fee at the rates set forth below:

AVERAGE DAILY NET ASSET VALUE FEE                                 MANAGEMENT FEE
---------------------------------                                 --------------
For the first $125 million.......................................  .5000 of 1%
For the next $125 million........................................  .4875 of 1%
For the next $250 million........................................  .4750 of 1%
For the next $500 million........................................  .4625 of 1%
For the next $1 billion..........................................  .4500 of 1%
For assets over $2 billion.......................................  .4250 of 1%

  The Limited Term Fund has agreed to pay an annual management fee at the rates set forth below:

AVERAGE DAILY NET ASSET VALUE                                     MANAGEMENT FEE
-----------------------------                                     --------------
For the first $125 million.......................................  .4500 of 1%
For the next $125 million........................................  .4375 of 1%
For the next $250 million........................................  .4250 of 1%
For the next $500 million........................................  .4125 of 1%
For the next $1 billion..........................................  .4000 of 1%
For assets over $2 billion.......................................  .3750 of 1%

  Nuveen Advisory has agreed to waive some or all of its fees or reimburse expenses to prevent total operating expenses (not counting distribution and service fees, taxes, interest, fees incurred in acquiring and disposing of portfolio securities and, to the extent permitted, extraordinary expenses) from exceeding 0.75% of the Nuveen Municipal Bond Fund's average daily net assets, and 0.975% of the Nuveen Insured Municipal Bond Fund's average daily net assets.

  For the All-American, Intermediate, and Limited Term Funds, Nuveen Advisory has committed through at least 1998 to continue Flagship's general dividend-setting practices.

  For the last three fiscal years, the Nuveen Municipal Bond Fund and the Nuveen Insured Municipal Bond Fund paid net management fees to Nuveen Advisory as follows:

                           MANAGEMENT FEES NET OF EXPENSE   FEE WAIVERS AND EXPENSE
                            REIMBURSEMENT PAID TO NUVEEN         REIMBURSEMENTS
                             ADVISORY FOR THE YEAR ENDED       FOR THE YEAR ENDED
                          --------------------------------- ------------------------
                            2/29/96    2/28/97*   4/30/98   2/29/96 2/28/97* 4/30/98
                          ----------- ---------- ---------- ------- -------- -------
Nuveen Municipal Bond
 Fund...................  $12,797,372 12,969,912 13,208,603 $4,313      0        0
Nuveen Insured Municipal
 Bond Fund..............    3,756,793  3,795,515  3,921,179  1,303      0        0

--------
   * For the period March 1, 1997 to April 30, 1997, the management fees were $2,148,330 and $631,735, respectively, and the fee waivers were $0 for both funds.

  For the last three fiscal years, the Nuveen Flagship All-American Municipal Bond Fund, the Nuveen Flagship Intermediate Municipal Bond Fund, and the Nuveen Flagship Limited Term Municipal Bond Fund paid net management fees to Flagship Financial, predecessor to Nuveen Advisory, and beginning on 2/1/97, to Nuveen Advisory, as follows:

                       MANAGEMENT FEES NET OF EXPENSE  FEE WAIVERS AND EXPENSE
                       REIMBURSEMENT PAID TO FLAGSHIP      REIMBURSEMENTS
                        FINANCIAL FOR THE YEAR ENDED     FOR THE YEAR ENDED
                       ------------------------------ -------------------------
                        5/31/96   4/30/97*   4/30/98  5/31/96  4/30/97* 4/30/98
                       ---------- --------- --------- -------- -------- -------
All-American Fund..... $  644,844   948,683 1,429,247 $588,351 269,587        0
Intermediate Fund.....          0       781   113,797  269,930 216,714  109,859
Limited Term Fund.....  1,259,810 1,406,439 2,018,209  332,579  75,003        0

--------
   * For the eleven month period ended 4/30/97.

  In addition to the management fee of Nuveen Advisory, each Fund pays all other costs and expenses of its operations and a portion of the Trust's general administrative expenses allocated in proportion to the net assets of each Fund.

  Nuveen Advisory is a wholly owned subsidiary of John Nuveen & Co. Incorporated ("Nuveen"), the Funds' principal underwriter. Nuveen is sponsor of the Nuveen Defined Portfolios, and is the principal underwriter for the Nuveen Mutual Funds, and has served as co-managing underwriter for the shares of the Nuveen Exchange-Traded Funds. Over 1,300,000 individuals have invested to date in Nuveen's funds and Defined Portfolios. Founded in 1898, Nuveen is a subsidiary of The John Nuveen Company which, in turn, is approximately 78% owned by The St. Paul Companies, Inc. ("St. Paul"). St. Paul is located in St. Paul, Minnesota and is principally engaged in providing property-liability insurance through subsidiaries. Effective January 1, 1997, The John Nuveen Company acquired Flagship Resources Inc., and as part of that acquisition, Flagship Financial, the adviser to the Flagship Funds, was merged with Nuveen Advisory.

  The Funds, the other Nuveen funds, Nuveen Advisory, and other related entities have adopted a code of ethics which essentially prohibits all Nuveen fund management personnel, including Nuveen fund portfolio managers, from engaging in personal investments which compete or interfere with, or attempt to take advantage of, a Fund's anticipated or actual portfolio transactions, and is designed to assure that the interests of Fund shareholders are placed before the interests of Nuveen personnel in connection with personal investment transactions.

PORTFOLIO TRANSACTIONS

  Nuveen Advisory, in effecting purchases and sales of portfolio securities for the account of each Fund, will place orders in such manner as, in the opinion of management, will offer the best price and market for the execution of each transaction. Portfolio securities will normally be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Portfolio securities will not be purchased from Nuveen or its affiliates except in compliance with the Investment Company Act of 1940.

  The Funds expect that all portfolio transactions will be effected on a principal (as opposed to an agency) basis and, accordingly, do not expect to pay any brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price. Given the best price and execution obtainable, it will be the practice of the Funds to select dealers which, in addition, furnish research information (primarily credit analyses of issuers and general economic reports) and statistical and other services to Nuveen Advisory. It is not possible to place a dollar value on information and statistical and other services received from dealers. Since it is only supplementary to Nuveen Advisory's own research efforts, the receipt of research information is not expected to reduce significantly Nuveen Advisory's expenses. While Nuveen Advisory will be primarily responsible for the placement of the business of the Funds, the policies and practices of Nuveen Advisory in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Board of Trustees.

  Nuveen Advisory reserves the right to, and does, manage other investment accounts and investment companies for other clients, which may have investment objectives similar to the Funds. Subject to applicable laws and regulations, Nuveen Advisory will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing or selling securities whenever decisions are made to purchase or sell securities by a Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and such other clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Fund and such other clients, the size of investment commitments generally held by the Fund and such other clients and opinions of the persons responsible for recommending investments to the Fund and such other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to a Fund from time to time, it is the opinion of the Board of Trustees that the benefits available from Nuveen Advisory's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

  Under the Investment Company Act of 1940, the Funds may not purchase portfolio securities from any underwriting syndicate of which Nuveen is a member except under certain limited conditions set forth in Rule 10f-3. The Rule sets forth requirements relating to, among other things, the terms of an issue of Municipal Obligations purchased by a Fund, the amount of Municipal Obligations which may be purchased in any one issue and the assets of a Fund which may be invested in a particular issue. In addition, purchases of securities made pursuant to the terms of the Rule must be approved at least quarterly by the Board of Trustees, including a majority of the trustees who are not interested persons of the Trust.

NET ASSET VALUE

  As stated in the Prospectus, the net asset value of the shares of the Funds will be determined separately for each class of the Funds' shares by The Chase Manhattan Bank, the Funds' custodian, as of the close of trading (normally 4:00 p.m. Eastern Time) on each day on which the New York Stock Exchange (the "Exchange") is normally open for trading. The Exchange is not open for trading on New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of a class of shares of a Fund will be computed by dividing the value of the Fund's assets attributable to the class, less the liabilities attributable to the class, by the number of shares of the class outstanding.

  In determining net asset value for the Funds, the Funds' custodian utilizes the valuations of portfolio securities furnished by a pricing service approved by the trustees. Securities for which quotations are not readily available (which constitute a majority of the securities held by the Funds) are valued at fair value as determined by the pricing service using methods which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.

TAX MATTERS

FEDERAL INCOME TAX MATTERS

  The following discussion of federal income tax matters is based upon the advice of Morgan, Lewis & Bockius LLP, counsel to the Trust.

  Each Fund intends to qualify under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") for tax treatment as a regulated investment company. In order to qualify as a regulated investment company, a Fund must satisfy certain requirements relating to the source of its income, diversification of its assets, and distributions of its income to shareholders. First, a Fund must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, foreign currencies or other income (including but not limited to gains from options and futures) derived with respect to its business of investing in such stock or securities (the "90% gross income test"). Second, a Fund must derive less than 30% of its annual gross income from the sale or other disposition of any of the following which was held for less than three months: (i) stock or securities and (ii) certain options, futures, or forward contracts (the "short-short test"). Third, a Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of a Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by a Fund and engaged in the same, similar or related trades or businesses.

  As a regulated investment company, a Fund will not be subject to federal income tax in any taxable year for which it distributes at least 90% of the sum of (i) its "investment company taxable income" (which includes dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of long-term capital loss, and any other taxable income other than "net capital gain" (as defined below) and is reduced by deductible expenses) and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest income over certain disallowed deductions). A Fund may retain for investment its net capital gain (which consists of the excess of its net long-term capital gain over its short-term capital loss). However, if a Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any capital gain, such Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by such Fund against their federal income tax liabilities if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to 65% of the amount of undistributed capital gains included in the shareholder's gross income. Each Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt interest and any investment company taxable income and net capital gain.

  Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, i.e., the excess of net long-term capital gain over net short-term capital loss for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if they had been incurred in the succeeding year.

  Each Fund also intends to satisfy conditions (including requirements as to the proportion of its assets invested in Municipal Obligations) that will enable it to designate distributions from the interest income generated by investments in Municipal Obligations, which is exempt from regular federal income tax when received by such Fund, as exempt-interest dividends. Shareholders receiving exempt-interest dividends will not be subject to regular federal income tax on the amount of such dividends. Insurance proceeds received by a Fund under any insurance policies in respect of scheduled interest payments on defaulted Municipal Obligations will be excludable from federal gross income under Section 103(a) of the Code. In the case of non-appropriation by a political subdivision, however, there can be no assurance that payments made by the insurer representing interest on "non-appropriation" lease obligations will be excludable from gross income for federal income tax purposes. See "Investment Policies and Investment Portfolio; Portfolio Securities."

  Distributions by a Fund of net interest received from certain taxable temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. Government, its agencies and instrumentalities) and net short-term capital gains realized by a Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. If a Fund purchases a Municipal Obligation at a market discount, any gain realized by the Fund upon sale or redemption of the Municipal Obligation will be treated as taxable interest income to the extent such gain does not exceed the market discount, and any gain realized in excess of the market discount will be treated as capital gains. Any net long-term capital gains realized by a Fund and distributed to shareholders in cash or additional shares, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have owned shares of a Fund. Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his or her shares. Any excess will be treated as gain from the sale of his or her shares, as discussed below.

  If a Fund has both tax-exempt and taxable income, it will use the "average annual" method for determining the designated percentage that is taxable income and designate the use of such method within 60 days after the end of the Fund's taxable year. Under this method, one designated percentage is applied uniformly to all distributions made during the Fund's taxable year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

  If a Fund engages in hedging transactions involving financial futures and options, these transactions will be subject to special tax rules, the effect of which may be to accelerate income to a Fund, defer a Fund's losses, cause adjustments in the holding periods of a Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

  Because the taxable portion of a Fund's investment income consists primarily of interest, none of its dividends, whether or not treated as exempt-interest dividends, is expected to qualify under the Internal Revenue Code for the dividends received deductions for corporations.

  Prior to purchasing shares in a Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution.

  Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by a Fund (and received by the shareholders) on December 31.

  The redemption or exchange of the shares of a Fund normally will result in capital gain or loss to the shareholders. Generally, a shareholder's gain or loss will be long-term gain or loss if the shares have been held for more than one year. Present law taxes both long- and short-term capital gains of corporations at the rates applicable to ordinary income. For non-corporate taxpayers, however, net capital gains (i.e., the excess of net long-term capital gain over net short-term capital loss) will be taxed at a maximum marginal rate of 28%, while short-term capital gains and other ordinary income will be taxed at a maximum marginal rate of 39.6%. Because of the limitations on itemized deductions and the deduction for personal exemptions applicable to higher income taxpayers, the effective tax rate may be higher in certain circumstances.

  All or a portion of a sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of a Fund or another fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Any disregarded portion of such charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Moreover, losses recognized by a shareholder on the redemption or exchange of shares of a Fund held for six months or less are disallowed to the extent of any distribution of exempt-interest dividends received with respect to such shares and, if not disallowed, such losses are treated as long-term capital losses to the extent of any distributions of long-term capital gains made with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of a Fund if the shareholder purchases other shares of such Fund (whether through reinvestment of distributions or otherwise) or the shareholder acquires or enters into a contract or option to acquire securities that are substantially identical to shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after such redemption or exchange. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

  It may not be advantageous from a tax perspective for shareholders to redeem or exchange shares after tax-exempt income has accrued but before the record date for the exempt-interest dividend representing the distribution of such income. Because such accrued tax-exempt income is included in the net asset value per share (which equals the redemption or exchange value), such a redemption could result in treatment of the portion of the sales or redemption proceeds equal to the accrued tax-exempt interest as taxable gain (to the extent the redemption or exchange price exceeds the shareholder's tax basis in the shares disposed of) rather than tax-exempt interest.

  In order to avoid a 4% federal excise tax, a Fund must distribute or be deemed to have distributed by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses (generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and the excess of realized capital gains over realized capital losses for the prior year that was not distributed during such year and on which such Fund paid no federal income tax. For purposes of the excise tax, a regulated investment company may reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year. The Funds intend to make timely distributions in compliance with these requirements and consequently it is anticipated that they generally will not be required to pay the excise tax.

  If in any year a Fund should fail to qualify under Subchapter M for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its income for that year (other than interest income from Municipal Obligations), and distributions to its shareholders would be taxable to shareholders as ordinary dividend income for federal income tax purposes to the extent of the Fund's available earnings and profits.

  Among the requirements that a Fund must meet in order to qualify under Subchapter M in any year is that less than 30% of its gross income must be derived from the sale or other disposition of securities and certain other assets held for less than three months.

  Because the Funds may invest in private activity bonds, the interest on which is not federally tax-exempt to persons who are "substantial users" of the facilities financed by such bonds or "related persons" of such "substantial users," the Funds may not be an appropriate investment for shareholders who are considered either a "substantial user" or a "related person" within the meaning of the Code. For additional information, investors should consult their tax advisers before investing in a Fund.

  Federal tax law imposes an alternative minimum tax with respect to both corporations and individuals. Interest on certain Municipal Obligations, such as bonds issued to make loans for housing purposes or to private entities (but not for certain tax-exempt organizations such as universities and non-profit hospitals), is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. To the extent that a Fund receives income from Municipal Obligations subject to the alternative minimum tax, a portion of the dividends paid by it, although otherwise exempt from federal income tax, will be taxable to shareholders to the extent that their tax liability is determined under the alternative minimum tax regime. The Funds will annually supply shareholders with a report indicating the percentage of Fund income attributable to Municipal Obligations subject to the federal alternative minimum tax.

  In addition, the alternative minimum taxable income for corporations is increased by 75% of the difference between an alternative measure of income ("adjusted current earnings") and the amount otherwise determined to be the alternative minimum taxable income. Interest on all Municipal Obligations, and therefore all distributions by the Funds that would otherwise be tax-exempt, is included in calculating a corporation's adjusted current earnings.

  Tax-exempt income, including exempt-interest dividends paid by a Fund, will be added to the taxable income of individuals receiving social security or railroad retirement benefits in determining whether a portion of that benefit will be subject to federal income tax.

  The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of any Fund is not deductible. Under rules used by the IRS for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares of a Fund may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

  The Funds are required in certain circumstances to withhold 31% of taxable dividends and certain other payments paid to non-corporate holders of shares who have not furnished to the Funds their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, or who are otherwise subject to backup withholding.

  The foregoing is a general and abbreviated summary of the provisions of the Code and Treasury Regulations presently in effect as they directly govern the taxation of the Fund and its shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal taxation of the Funds and the income tax consequences to their shareholders.

PERFORMANCE INFORMATION

  The historical investment performance of the Funds may be shown in the form of "yield," "taxable equivalent yield," "average annual total return," "cumulative total return" and "taxable equivalent total return" figures, each of which will be calculated separately for each class of shares.

  In accordance with a standardized method prescribed by rules of the Securities and Exchange Commission ("SEC"), yield is computed by dividing the net investment income per share earned during the specified one month or 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:

                            Yield=2[(a-b +1)/6/ -1]
                                        cd

  In the above formula, a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. In the case of Class A shares, the maximum offering price includes the current maximum front-end sales charge of 4.2% (3.0% for the Intermediate Municipal Bond Fund and 2.5% for the Limited Term Municipal Bond
Fund).

  In computing yield, the Funds follow certain standardized accounting practices specified by SEC rules. These practices are not necessarily consistent with those that the Funds use to prepare their annual and interim financial statements in conformity with generally accepted accounting principles. Thus, yield may not equal the income paid to shareholders or the income reported in a Fund's financial statements.

  Taxable equivalent yield is computed by dividing that portion of the yield which is tax-exempt by the remainder of (1 minus the stated federal income tax rate, taking into account the deductibility of state taxes for federal income tax purposes) and adding the product to that portion, if any, of the yield that is not tax exempt.

  The taxable equivalent yields quoted below are based upon (1) the stated federal income tax rate and (2) the yields for the 30-day period quoted in the right hand column.

                                                    AS OF APRIL 30, 1998
                                              --------------------------------
                                                     FEDERAL      TAXABLE
                                              YIELD TAX RATE* EQUIVALENT YIELD
                                              ----- --------- ----------------
      Nuveen Municipal Bond Fund
        Class A Shares....................... 4.15%   39.6%        6.87%
        Class B Shares....................... 3.57%   39.6%        5.91%
        Class C Shares....................... 3.77%   39.6%        6.24%
        Class R Shares....................... 4.53%   39.6%        7.50%
      Nuveen Insured Municipal Bond Fund
        Class A Shares....................... 3.89%   39.6%        6.44%
        Class B Shares....................... 3.31%   39.6%        5.48%
        Class C Shares....................... 3.51%   39.6%        5.81%
        Class R Shares....................... 4.27%   39.6%        7.07%
      Nuveen Flagship All-American Municipal
       Bond Fund
        Class A Shares....................... 4.33%   39.6%        7.17%
        Class B Shares....................... 3.77%   39.6%        6.24%
        Class C Shares....................... 3.97%   39.6%        6.57%
        Class R Shares....................... 4.73%   39.6%        7.83%
      Nuveen Flagship Intermediate Municipal
       Bond Fund
        Class A Shares....................... 3.90%   39.6%        6.46%
        Class C Shares....................... 3.47%   39.6%        5.75%
        Class R Shares....................... 4.23%   39.6%        7.00%
      Nuveen Flagship Limited Term Municipal
       Bond Fund
        Class A Shares....................... 3.66%   39.6%        6.06%
        Class C Shares....................... 3.41%   39.6%        5.65%
        Class R Shares....................... 3.96%   39.6%        6.56%

--------
*These rates do not reflect the current federal tax limitations on itemized deductions and personal exemptions, which may raise the effective tax rate and taxable equivalent yield for taxpayers above certain income levels.

  For additional information concerning taxable equivalent yields, see the Taxable Equivalent of Tax-Free Yields table in the Prospectus.

  The Funds may from time to time in their advertising and sales materials report a quotation of their current distribution rate. The distribution rate represents a measure of dividends distributed for a specified period. Distribution rate is computed by taking the most recent monthly tax-free income dividend per share, multiplying it by 12 to annualize it, and dividing by the appropriate price per share (e.g., net asset value for purchases to be made without a load such as reinvestments from Nuveen Defined Portfolios, or the maximum public offering price). The distribution rate differs from yield and total return and therefore is not intended to be a complete measure of performance. Distribution rate may sometimes differ from yield because a Fund may be paying out more than it is earning and because it may not include the effect of amortization of bond premiums to the extent such premiums arise after the bonds were purchased.

  The distribution rates as of the period quoted, based on the maximum public offering price then in effect for the Funds, and assuming the imposition of the maximum sales charge for Class A Shares of 4.2% for the Municipal Bond Fund, the Insured Municipal Bond Fund, and the All-American Fund; the maximum sales charge for Class A Shares of 3.0% for the Intermediate Municipal Bond Fund; and the maximum sales charge for Class A Shares of 2.5% for the Limited Term Municipal Bond Fund, were as follows:

                                                        APRIL 30, 1998
                                                      DISTRIBUTION RATES
                                                -------------------------------
                                                CLASS A CLASS B CLASS C CLASS R
                                                ------- ------- ------- -------
      Nuveen Municipal Bond Fund...............  4.56%   4.00%   4.19%   4.95%
      Nuveen Insured Municipal Bond Fund.......  4.64%   4.08%   4.29%   5.03%
      Nuveen Flagship All-American Municipal
       Bond Fund...............................  4.97%   4.45%   4.67%   5.41%
      Nuveen Flagship Intermediate Municipal
       Bond Fund...............................  4.49%     N/A   4.08%   4.81%
      Nuveen Flagship Limited Term Municipal
       Bond Fund...............................  4.60%     N/A   4.39%   4.95%

  Average annual total return quotation is computed in accordance with a standardized method prescribed by SEC rules. The average annual total return for a specific period is found by taking a hypothetical, $1,000 investment ("initial investment") in Fund shares on the first day of the period, reducing the amount to reflect the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains distributions have been reinvested in Fund shares at net asset value on the reinvestment dates during the period.

  Total returns for the oldest class of each fund reflect actual performance for all periods. For other classes, total returns reflect actual performance for periods since class inception, and the oldest class's performance for periods prior to inception, adjusted for the differences in sales charges and fees between the classes.

  The inception dates for each class of the Funds' shares are as follows:

                                                               INCEPTION DATES
                                                              ------------------
      Nuveen Municipal Bond Fund
        Class A Shares.......................................      June 13, 1995
        Class B Shares.......................................   February 1, 1997
        Class C Shares.......................................      June 13, 1995
        Class R Shares.......................................  November 29, 1976
      Nuveen Insured Municipal Bond Fund
        Class A Shares.......................................  September 6, 1994
        Class B Shares.......................................   February 1, 1997
        Class C Shares.......................................  September 6, 1994
        Class R Shares.......................................  December 10, 1986
      Nuveen Flagship All-American Municipal Bond Fund
        Class A Shares.......................................    October 3, 1988
        Class B Shares.......................................   February 1, 1997
        Class C Shares.......................................       June 2, 1993
        Class R Shares.......................................   February 1, 1997
      Nuveen Flagship Intermediate Municipal Bond Fund
        Class A Shares....................................... September 15, 1992
        Class C Shares.......................................   December 1, 1995
        Class R Shares.......................................   February 1, 1997
      Nuveen Flagship Limited Term Municipal Bond Fund
        Class A Shares.......................................   October 19, 1987
        Class C Shares.......................................   December 1, 1995
        Class R Shares.......................................   February 1, 1997

  The Funds' average annual return figures, including the effect of the maximum sales charge for Class A Shares, and applicable CDSC for Class B shares, for the one-year, five-year and ten-year periods ended April 30, 1998, and for the period from inception through April 30, 1998, respectively, were as follows:

                                                 ANNUAL TOTAL RETURN
                                       ---------------------------------------
                                                                       FROM
                                       ONE YEAR            TEN YEARS INCEPTION
                                        ENDED   FIVE YEARS   ENDED    THROUGH
                                       APR. 30, ENDED APR. APR. 30,  APR. 30,
                                         1998    30, 1998    1998      1998
                                       -------- ---------- --------- ---------
      Nuveen Municipal Bond Fund
        Class A Shares................   4.43%    5.16%      7.26%     6.82%
        Class B Shares................   4.09%    5.18%      7.12%     6.76%
        Class C Shares................   8.20%    5.29%      6.93%     6.24%
        Class R Shares................   9.09%    6.31%      7.98%     7.29%
      Nuveen Insured Municipal Bond
       Fund
        Class A Shares................   4.45%    5.17%      7.87%     7.15%
        Class B Shares................   4.14%    5.11%      7.69%     7.02%
        Class C Shares................   8.39%    5.22%      7.49%     6.71%
        Class R Shares................   9.17%    6.25%      8.55%     7.78%
      Nuveen Flagship All-American
       Municipal Bond Fund
        Class A Shares................   5.67%    6.04%        N/A     8.29%
        Class B Shares................   5.51%    6.18%        N/A     8.28%
        Class C Shares................   9.75%    6.35%        N/A     8.17%
        Class R Shares................  10.45%    7.00%        N/A     8.80%
      Nuveen Flagship Intermediate
       Municipal Bond Fund
        Class A Shares................   5.74%    5.59%        N/A     6.67%
        Class C Shares................   8.47%    5.67%        N/A     6.67%
        Class R Shares................   9.17%    6.25%        N/A     7.26%
      Nuveen Flagship Limited Term
       Municipal Bond Fund
        Class A Shares................   4.03%    4.40%      6.23%     6.36%
        Class C Shares................   6.33%    4.59%      6.17%     6.29%
        Class R Shares................   6.87%    4.95%      6.50%     6.63%

  Calculation of cumulative total return is not subject to a prescribed formula. Cumulative total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, deducting (in some cases) the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The cumulative total return percentage is then determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains distributions by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Cumulative total return may also be shown as the increased dollar value of the hypothetical investment over the period. Cumulative total return calculations that do not include the effect of the sales charge would be reduced if such charge were included.

  The Funds' cumulative total return figures, including the effect of the maximum sales charge for the Class A Shares, and applicable CDSC for Class B Shares, for the one-year, five-year, and ten year periods ended April 30, 1998, and for the period since inception through April 30, 1998, respectively, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above were as follows:

                                              CUMULATIVE TOTAL RETURN
                                      ----------------------------------------
                                                                       FROM
                                      ONE YEAR  FIVE YEARS TEN YEARS INCEPTION
                                        ENDED     ENDED      ENDED    THROUGH
                                      APRIL 30, APRIL 30,  APRIL 30, APRIL 30,
                                        1998       1998      1998      1998
                                      --------- ---------- --------- ---------
      Nuveen Municipal Bond Fund
        Class A Shares...............   4.43%     28.58%    101.47%   310.57%
        Class B Shares...............   4.09%     28.71%     98.86%   305.48%
        Class C Shares...............   8.20%     29.41%     95.40%   265.55%
        Class R Shares...............   9.09%     35.80%    115.48%   351.64%
      Nuveen Insured Municipal Bond
       Fund
        Class A Shares...............   4.45%     28.67%    113.56%   118.97%
        Class B Shares...............   4.14%     28.28%    109.73%   115.95%
        Class C Shares...............   8.39%     28.94%    105.83%   109.09%
        Class R Shares...............   9.17%     35.42%    127.23%   134.12%
      Nuveen Flagship All-American
       Municipal Bond Fund
        Class A Shares...............   5.67%     34.09%        N/A   114.30%
        Class B Shares...............   5.51%     34.94%        N/A   114.12%
        Class C Shares...............   9.75%     36.07%        N/A   112.15%
        Class R Shares...............  10.45%     40.28%        N/A   124.23%
      Nuveen Flagship Intermediate
       Municipal Bond Fund
        Class A Shares...............   5.74%     31.27%        N/A    43.78%
        Class C Shares...............   8.47%     31.78%        N/A    43.77%
        Class R Shares...............   9.17%     35.39%        N/A    48.25%
      Nuveen Flagship Limited Term
       Municipal Bond Fund
        Class A Shares...............   4.03%     24.01%     83.08%    91.46%
        Class C Shares...............   6.33%     25.18%     82.00%    90.12%
        Class R Shares...............   6.87%     27.30%     87.78%    96.50%

  Calculation of taxable equivalent total return is also not subject to a prescribed formula. Taxable equivalent total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, computing the total return for each calendar year in the period in the manner described above, and increasing the total return for each such calendar year by the amount of additional income that a taxable fund would need to have generated to equal the income on an after-tax basis, at a specified income tax rate (usually the highest marginal federal tax rate), calculated as described above under the discussion of "taxable equivalent yield." The resulting amount for the calendar year is then divided by the initial investment amount to arrive at a "taxable equivalent total return factor" for the calendar year. The taxable equivalent total return factors for all the calendar years are then multiplied together and the result is then annualized by taking its Nth root (N representing the number of years in the period) and subtracting 1, which provides a taxable equivalent total return expressed as a percentage.

  Using the 39.6% maximum marginal federal tax rate for 1998, the annual taxable equivalent total return for the Nuveen Municipal Bond Fund's Class R Shares for the ten year period ended April 30, 1998, was 12.07%.

  Class A Shares of the Funds are sold at net asset value plus a current maximum sales charge of 4.20% of the offering price (3.0% for the Intermediate Municipal Bond Fund and 2.5% for the Limited Term Municipal Bond Fund). This current maximum sales charge will typically be used for purposes of calculating performance figures. Yield, returns and net asset value of each class of shares of the Funds will fluctuate. Factors affecting the performance of the Funds include general market conditions, operating expenses and investment management. Any additional fees charged by a securities representative or other financial services firm would reduce returns described in this section. Shares of the Funds are redeemable at net asset value, which may be more or less than original cost.

  In reports or other communications to shareholders or in advertising and sales literature, the Funds may also compare their performance with that of:
(1) the Consumer Price Index or various unmanaged bond indexes such as the Lehman Brothers Municipal Bond Index and the Salomon Brothers High Grade Corporate Bond Index and (2) other fixed income or municipal bond mutual funds or mutual fund indexes as reported by Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar"), Wiesenberger Investment Companies Service ("Wiesenberger") and CDA Investment Technologies, Inc. ("CDA") or similar independent services which monitor the performance of mutual funds, or other industry or financial publications such as Barron's, Changing Times, Forbes and Money Magazine. Performance comparisons by these indexes, services or publications may rank mutual funds over different periods of time by means of aggregate, average, year-by-year, or other types of total return and performance figures. Any given performance quotation or performance comparison should not be considered as representative of the performance of the Funds for any future period.

  Each Fund may from time to time in its advertising and sales materials compare its current yield or total return with the yield or total return on taxable investments such as corporate or U.S. Government bonds, bank certificates of deposit (CDs) or money market funds. These taxable investments have investment characteristics that differ from those of the Funds. U.S. Government bonds, for example, are long-term investments backed by the full faith and credit of the U.S. Government, and bank CDs are generally short-term, FDIC-insured investments, which pay fixed principal and interest but are subject to fluctuating rollover rates. Money market funds are short-term investments with stable net asset values, fluctuating yields and special features enhancing liquidity.

  There are differences and similarities between the investments which the Funds may purchase and the investments measured by the indexes and reporting services which are described herein. The Consumer Price Index is generally considered to be a measure of inflation. The CDA Mutual Fund-Municipal Bond Index is a weighted performance average of other mutual funds with a federally tax-exempt income objective. The Salomon

Brothers High Grade Corporate Bond Index is an unmanaged index that generally represents the performance of high grade long-term taxable bonds during various market conditions. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally represents the performance of high grade intermediate and long-term municipal bonds during various market conditions. Lipper calculates municipal bond fund averages based on average maturity and credit quality. Morningstar rates mutual funds by overall risk-adjusted performance, investment objectives, and assets. Lipper, Morningstar, Wiesenberger and CDA are widely recognized mutual fund reporting services whose performance calculations are based upon changes in net asset value with all dividends reinvested and which do not include the effect of any sales charges. The market prices and yields of taxable and tax-exempt bonds will fluctuate. The Funds primarily invest in investment grade Municipal Obligations in pursuing their objective of as high a level of current interest income which is exempt from federal and state income tax as is consistent, in the view of the Funds' management, with preservation of capital.

  The Funds may also compare their taxable equivalent total return performance to the total return performance of taxable income funds such as treasury securities funds, corporate bond funds (either investment grade or high yield), or Ginnie Mae funds. These types of funds, because of the character of their underlying securities, differ from municipal bond funds in several respects. The susceptibility of the price of treasury bonds to credit risk is far less than that of municipal bonds, but the price of treasury bonds tends to be slightly more susceptible to change resulting from changes in market interest rates. The susceptibility of the price of investment grade corporate bonds and municipal bonds to market interest rate changes and general credit changes is similar. High yield bonds are subject to a greater degree of price volatility than municipal bonds resulting from changes in market interest rates and are particularly susceptible to volatility from credit changes. Ginnie Mae bonds are generally subject to less price volatility than municipal bonds from credit concerns, due primarily to the fact that the timely payment of monthly installments of principal and interest are backed by the full faith and credit of the U.S. Government, but Ginnie Mae bonds of equivalent coupon and maturity are generally more susceptible to price volatility resulting from market interest rate changes. In addition, the volatility of Ginnie Mae bonds due to changes in market interest rates may differ from municipal bonds of comparable coupon and maturity because bonds of the sensitivity of Ginnie Mae prepayment experience to change in interest rates.

ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION OF FUND SHARES

  As described in the Prospectus, the Funds provide you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences.

  Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class of shares is identical in all respects except that each class bears its own class expenses, including distribution and administration expenses, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary among a Fund's classes of shares.

  Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include distribution and service fees.

  The minimum initial investment is $3,000 per fund share class, and may be lower for accounts opened through fee-based programs for which the program sponsor has established a single master account with the fund's transfer agent and performs all sub-accounting services related to that account.

  Class A Shares may be purchased at a public offering price equal to the applicable net asset value per share plus an up-front sales charge imposed at the time of purchase as set forth in the Prospectus. Shareholders may qualify for a reduced sales charge, or the sales charge may be waived in its entirety, as described below. Class A Shares are also subject to an annual service fee of
 .20%. See "Distribution and Service Plans." Set forth below is an example of the method of computing the offering price of the Class A shares of a Fund. The example assumes a purchase on April 30, 1998 of Class A shares from the Nuveen Municipal Bond Fund aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of the Class A shares.

      Net Asset Value per share.......................................... $9.46
      Per Share Sales Charge--4.20% of public offering price (4.38% of
       net asset value per share)........................................   .41
                                                                          -----
      Per Share Offering Price to the Public............................. $9.87

  The Funds receive the entire net asset value of all Class A Shares that are sold. Nuveen retains the full applicable sales charge from which it pays the uniform reallowances shown in the Prospectus to Authorized Dealers.

The following Class A sales charges and commissions apply to all Funds except the Intermediate Fund and the Limited Term Fund:

                                                                         AUTHORIZED
                                                                             DEALER
                                          SALES CHARGE                   COMMISSION
                                     -------------------------------     ----------
                                      AS % OF                               AS % OF
                                       PUBLIC            AS % OF             PUBLIC
                                     OFFERING           YOUR NET           OFFERING
            PURCHASE AMOUNT             PRICE         INVESTMENT              PRICE
                   ----------------------------------------------------------------
                  Up to $50,000         4.20%              4.38%              3.70%
                $50,000-100,000         4.00               4.18               3.50
               $100,000-250,000         3.50               3.63               3.00
               $250,000-500,000         2.50               2.56               2.00
             $500,000-1,000,000         2.00               2.04               1.50
            $1,000,000 and over          -(1)                  -               -(1)

The following Class A sales charges and commissions apply to the Intermediate
Fund:

                                                                         AUTHORIZED
                                                                             DEALER
                                          SALES CHARGE                   COMMISSION
                                     -------------------------------     ----------
                                      AS % OF                               AS % OF
                                       PUBLIC            AS % OF             PUBLIC
                                     OFFERING           YOUR NET           OFFERING
            PURCHASE AMOUNT             PRICE         INVESTMENT              PRICE
                   ----------------------------------------------------------------
                  Up to $50,000         3.00%              3.09%              2.50%
                $50,000-100,000         2.50               2.56               2.00
               $100,000-250,000         2.00               2.04               1.50
               $250,000-500,000         1.50               1.52               1.25
             $500,000-1,000,000         1.25               1.27               1.00
            $1,000,000 and over          -(1)                  -               -(1)

The following Class A sales charges and commissions apply to the Limited Term
Fund:

                                                                         AUTHORIZED
                                                                             DEALER
                                          SALES CHARGE                   COMMISSION
                                     -------------------------------     ----------
                                      AS % OF                               AS % OF
                                       PUBLIC            AS % OF             PUBLIC
                                     OFFERING           YOUR NET           OFFERING
            PURCHASE AMOUNT             PRICE         INVESTMENT              PRICE
                   ----------------------------------------------------------------
                  Up to $50,000         2.50%              2.56%              2.00%
                $50,000-100,000         2.00               2.04               1.60
               $100,000-250,000         1.50               1.52               1.20
               $250,000-500,000         1.25               1.27               1.00
             $500,000-1,000,000         0.75               0.76               0.50
            $1,000,000 and over          -(1)                  -               -(1)

(1) Nuveen pays Authorized Dealers a commission equal to the sum of 1% (0.75% and 0.50%, respectively, for the Intermediate and Limited Term Funds) of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% (0.50% for the Intermediate Fund) of any amount over $5 million. Unless the Authorized Dealer waived the commission, you may be assessed a contingent deferred sales charge (CDSC) of 1% (0.75% and 0.50%, respectively, for the Intermediate and Limited Term Funds) if you redeem any of your shares within 18 months of purchase. The CDSC is calculated on the lower of your purchase price or redemption proceeds.

REDUCTION OR ELIMINATION OF UP-FRONT SALES CHARGE ON CLASS A SHARES

  Rights of Accumulation. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if the amount of your purchase, when added to the value that day of all of your prior purchases of shares of any Fund or of another Nuveen Mutual Fund, or Nuveen exchange-traded fund, or units of a Nuveen Defined Portfolio, on which an up-front sales charge or ongoing distribution fee is imposed, or is normally imposed, falls within the amounts stated in the Class A Sales Charges and Commissions table in "How You Can Buy and Sell Shares" in the Prospectus. You or your financial adviser must notify Nuveen or the Fund's transfer agent of any cumulative discount whenever you plan to purchase Class A Shares of a Fund that you wish to qualify for a reduced sales charge.

  Letter of Intent. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if you plan to purchase Class A Shares of Nuveen Mutual Funds over the next 13 months and the total amount of your purchases would, if purchased at one time, qualify you for one of the reduced sales charges shown in the Class A Sales Charges and Commissions table in "How You Can Buy and Sell Shares" in the Prospectus. In order to take advantage of this option, you must complete the applicable section of the Application Form or sign and deliver either to an Authorized Dealer or to the Fund's transfer agent a written Letter of Intent in a form acceptable to Nuveen. A Letter of Intent states that you intend, but are not obligated, to purchase over the next 13 months a stated total amount of Class A shares that would qualify you for a reduced sales charge shown above. You may count shares of a Nuveen Mutual Fund that you already own on which you paid an up-front sales charge or an ongoing distribution fee and any Class B or Class C Shares of a Nuveen Mutual Fund that you purchase over the next 13 months towards completion of your investment program, but you will receive a reduced sales charge only on new Class A Shares you purchase with a sales charge over the 13 months. You cannot count towards completion of your investment program Class A Shares that you purchase without a sales charge through investment of distributions from a Nuveen Mutual Fund or a Nuveen Defined Portfolio, or otherwise.

  By establishing a Letter of Intent, you agree that your first purchase of Class A Shares of a Fund following execution of the Letter of Intent will be at least 5% of the total amount of your intended purchases. You further agree that shares representing 5% of the total amount of your intended purchases will be held in escrow pending completion of these purchases. All dividends and capital gains distributions on Class A Shares held in escrow will be credited to your account. If total purchases, less redemptions, prior to the expiration of the 13 month period equal or exceed the amount specified in your Letter of Intent, the Class A Shares held in escrow will be transferred to your account. If the total purchases, less redemptions, exceed the amount specified in your Letter of Intent and thereby qualify for a lower sales charge than the sales charge specified in your Letter of Intent, you will receive this lower sales charge retroactively, and the difference between it and the higher sales charge paid will be used to purchase additional Class A Shares on your behalf. If the total purchases, less redemptions, are less than the amount specified, you must pay Nuveen an amount equal to the difference between the amounts paid for these purchases and the amounts which would have been paid if the higher sales charge had been applied. If you do not pay the additional amount within 20 days after written request by Nuveen or your financial adviser, Nuveen will redeem an appropriate number of your escrowed Class A Shares to meet the required payment. By establishing a Letter of Intent, you irrevocably appoint Nuveen as attorney to give instructions to redeem any or all of your escrowed shares, with full power of substitution in the premises.

  You or your financial adviser must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Fund shares that you wish to be covered under the Letter of Intent option.

  Reinvestment of Nuveen Defined Portfolio Distributions. You may purchase Class A Shares without an up-front sales charge by reinvestment of distributions from any of the various Defined Portfolios sponsored by Nuveen. There is no initial or subsequent minimum investment requirement for such reinvestment purchases.

  Group Purchase Programs. If you are a member of a qualified group, you may purchase Class A Shares of any Fund or of another Nuveen Mutual Fund at the reduced sales charge applicable to the group's purchases taken as a whole. A "qualified group" is one which has previously been in existence, has a purpose other than investment, has ten or more participating members, has agreed to include Fund sales publications in mailings to members and has agreed to comply with certain administrative requirements relating to its group purchases.

  Under any group purchase program, the minimum initial investment in Class A Shares of any particular Fund or portfolio for each participant is $3,000 and, the minimum monthly investment in Class A Shares of any particular Fund or portfolio by each participant in the program is $50. No certificate will be issued for any participant's account. All dividends and other distributions by a Fund will be reinvested in additional Class A Shares of the same Fund. No participant may utilize a systematic withdrawal program.

  To establish a group purchase program, both the group itself and each participant must fill out special application materials, which the group administrator may obtain from the group's financial adviser, by calling Nuveen toll-free at (800) 257-8787.

  Reinvestment of Redemption Proceeds from Unaffiliated Funds. You may also purchase Class A Shares at net asset value without a sales charge if the purchase takes place through a broker-dealer and represents the reinvestment of the proceeds of the redemption of shares of one or more registered investment companies not affiliated with Nuveen. You must provide appropriate documentation that the redemption occurred not more than one year prior to the reinvestment of the proceeds in Class A Shares, and that you either paid an up-front sales charge or were subject to a contingent deferred sales charge in respect of the redemption of such shares of such other investment company.

  Class A Shares of a Fund may be purchased at net asset value without a sales charge, and may be purchased by the following categories of investors:

  . investors purchasing $1,000,000 or more
  . officers, trustees and former trustees of the Nuveen and Flagship Funds; . bona fide, full-time and retired employees and directors of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;
  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;
  . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates or their immediate family members;
  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;
  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and
  . clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services.
  . any eligible employer-sponsored qualified defined contribution retirement plan. Eligible plans are those with at least 25 employees and which either (a) make an initial purchase of one or more Nuveen Mutual Funds aggregating $500,000 or more or (b) execute a Letter of Intent to purchase in the aggregate $500,000 or more of fund shares. Nuveen will pay Authorized Dealers a sales commission on such purchases equal to 1% of the first $2.5 million, plus 2.5% of any amount purchased over $5.0 million.

   For this category of investors a contingent deferred sales charge of 1% will be assessed on redemptions within 18 months of purchase, unless waived. Municipal bond funds are not a suitable investment for individuals investing in retirement plans.

  Holders of Class C Shares acquired on or before January 31, 1997 can convert those shares to Class A Shares of the same fund at the shareholder's affirmative request six years after date of purchase. Holders of Class C Shares must submit their request to the transfer agent no later than the last business day of the 71st month following the month in which they purchased their shares. Holders of Class C Shares purchased after that date will not have the option to convert those shares to Class A Shares.

  Class B Shares will automatically convert to Class A Shares eight years after purchase. The purpose of the conversion is to limit the distribution fees you pay over the life of your investment. All conversions will be done at net asset value without the imposition of any sales load, fee, or other charge, so that the value of each shareholder's account immediately before conversion will be the same as the value of the account immediately after conversion. Class B Shares acquired through reinvestment of distributions will convert into Class A Shares based on the date of the initial purchase to which such shares relate. For this purpose, Class B Shares acquired through reinvestment of distributions will be attributed to particular purchases of Class B Shares in accordance with such procedures as the Board of Trustees may determine from time to time. Class B Shares that are converted to Class A Shares will remain subject to an annual service fee that is identical in amount for both Class B Shares and Class A Shares. Since net asset value per share of the Class B Shares and the Class A Shares may differ at the time of conversion, a shareholder may receive more or fewer Class A Shares than the number of Class B Shares converted. Any conversion of Class B Shares into Class A Shares will be subject to the continuing availability of an opinion of counsel or a private letter ruling from the Internal Revenue Service to the effect that the conversion of shares would not constitute a taxable event under federal income tax law. Conversion of Class B Shares into Class A Shares might be suspended if such an opinion or ruling were no longer available.

  Any Class A Shares purchased pursuant to a special sales charge waiver must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Funds. You or your financial adviser must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Class A Shares of any Fund that you wish to be covered under these special sales charge waivers.

  Class A Shares of any Fund may be issued at net asset value without a sales charge in connection with the acquisition by a Fund of another investment company. All purchases under the special sales charge waivers will be subject to minimum purchase requirements as established by the Funds.

  In determining the amount of your purchases of Class A Shares of any Fund that may qualify for a reduced sales charge, the following purchases may be combined: (1) all purchases by a trustee or other fiduciary for a single trust, estate or fiduciary account; (2) all purchases by individuals and their immediate family members (i.e., their spouses, parents, children, grandparents, grandchildren parents-in-law, sons-and daughters-in-law, siblings, a sibling's spouse, and a spouse's siblings); or (3) all purchases made through a group purchase program as described above.

  Class R Share Purchase Eligibility. Class R Shares are available for purchases of $2.5 million or more and for purchases using dividends and capital gains distributions on Class R Shares. Class R Shares also are available for the following categories of investors:

  . officers, trustees and former trustees of the Nuveen and Flagship Funds and their immediate family members or trustees/directors of any fund, sponsored by Nuveen, any parent company of Nuveen and subsidiaries thereof and their immediate family members;
  . bona fide, full-time and retired employees and directors of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;
  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;
  . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates, or their immediate family members;
  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;
  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; . clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services.
  . Any shares purchased by investors falling within any of the first four categories listed above must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the fund.

  In addition, purchasers of Nuveen Defined Portfolios may reinvest their distributions from such Defined Portfolios in Class R Shares, if, before September 6, 1994, such purchasers had elected to reinvest distributions in Nuveen Fund shares (before June 13, 1995 for Nuveen Municipal Bond Fund shares). Shareholders may exchange their Class R Shares of any Nuveen Fund into Class R Shares of any other Nuveen Fund.

  The reduced sales charge programs may be modified or discontinued by the Funds at any time.
  If you are eligible to purchase either Class R Shares or Class A Shares without a sales charge at net asset value, you should be aware of the differences between these two classes of shares. Class A Shares are subject to an annual service fee to compensate Authorized Dealers for providing you with ongoing account service. Class R Shares are not subject to a distribution or service fee and, consequently, holders of Class R Shares may not receive the sale types or levels of services from Authorized Dealers. In choosing between Class A Shares and Class R Shares, you should weigh the benefits of the services to be provided by Authorized Dealers against the annual service fee imposed upon the Class A Shares.
  For more information about the purchase of Class A Shares or reduced sales charge programs, or to obtain the required application forms, call Nuveen toll-free at (800) 257-8787.

REDUCTION OR ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE

  Class A Shares are normally redeemed at net asset value, without any Contingent Deferred Sales Charge ("CDSC"). However, in the case of Class A Shares purchased at net asset value because the purchase amount exceeded $1 million, where the Authorized Dealer did not waive the sales commission, a CDSC of 1% is imposed on any redemption within 18 months of purchase. In the case of Class B Shares redeemed within six years of purchase, a CDSC is imposed, beginning at 5% for redemptions within the first year, declining to 4% for redemptions within years two and three, and declining by 1% each year thereafter until disappearing after the sixth year. Class C Shares are redeemed at net asset value, without any CDSC, except that a CDSC of 1% is imposed upon redemption of Class C Shares that are redeemed within 12 months of purchase.

  In determining whether a CDSC is payable, a Fund will first redeem shares not subject to any charge, or that represent an increase in the value of a Fund account due to capital appreciation, and then will redeem shares held for the longest period, unless the shareholder specifies another order. No CDSC is charged on shares purchased as a result of automatic reinvestment of dividends or capital gains paid. In addition, no CDSC will be charged on exchanges of shares into another Nuveen Mutual Fund or Nuveen money market fund. You may not exchange Class B Shares for shares of a Nuveen money market fund. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. The CDSC is calculated based on the lower of the redeemed shares' cost or net asset value at the time of the redemption and is deducted from the redemption proceeds. Nuveen receives the amount of any CDSC shareholders pay. If Class A or Class C shares subject to a CDSC are exchanged for shares of a Nuveen money market fund, the CDSC would be imposed on the subsequent redemption of those money market fund shares, and the period during which the shareholder holds the money market fund shares would be counted in determining the remaining duration of the CDSC. The Fund may elect not to so count the period during which the shareholder held the money market fund shares, in which event the amount of any applicable CDSC would be reduced in accordance with applicable SEC rules by the amount of any 12b-1 plan payments to which those money market funds shares may be subject.

  The CDSC may be waived or reduced under the following six special circumstances: 1) redemptions within one year following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; 2) in whole or in part for redemptions of shares by shareholders with accounts in excess of specified breakpoints that correspond to the breakpoints under which the up-front sales charge on Class A Shares is reduced pursuant to Rule 22d-1 under the Act; 3) redemptions of shares purchased under circumstances or by a category of investors for which Class A Shares could be purchased at net asset value without a sales charge; 4) in connection with the exercise of a reinstatement privilege whereby the proceeds of a redemption of a Fund's shares subject to a sales charge are reinvested in shares of certain Funds within a specified number of days; 5) in connection with the exercise of a Fund's right to redeem all shares in an account that does not maintain a certain minimum balance or that the applicable board has determined may have material adverse consequences to the shareholders of such Fund; and 6) redemptions made pursuant to a Fund's systematic withdrawal plan, up to 12% of the current market value. If a Fund waives or reduces the CDSC, such waiver or reduction would be uniformly applied to all Fund shares in the particular category. In waiving or reducing a CDSC, the Funds will comply with the requirements of Rule 22d-1 of the Investment Company Act of 1940, as amended.

GENERAL MATTERS

  The Funds may encourage registered representatives and their firms to help apportion their assets among bonds, stocks and cash, and may seek to participate in programs that recommend a portion of their assets be invested in tax-free, fixed income securities.

  In addition to the types of compensation to dealers to promote sales of fund shares that are described in the prospectus, Nuveen may from time to time make additional reallowances only to certain authorized dealers who sell or are expected to sell certain minimum amounts of shares of the Nuveen mutual funds during specified time periods.

  To help advisers and investors better understand and most efficiently use the Fund to reach their investment goals, the Funds may advertise and create specific investment programs and systems. For example, this may include information on how to use the Funds to accumulate assets for future education needs or periodic payments such as insurance premiums. The Funds may produce software or additional sales literature to promote the advantages of using the Funds to meet these and other specific investor needs.

  The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee accepts the order. Customer orders received by such broker (or their designee) will be priced at the Funds' net asset value next computed after they are accepted by an authorized broker (or their designee). Orders accepted by an authorized broker (or their designee) before the close of regular trading on the New York Stock Exchange will receive that day's share price; orders accepted after the close of trading will receive the next business day's share price.

  Exchanges of shares of a Fund for shares of a Nuveen money market fund may be made on days when both funds calculate a net asset value and make shares available for public purchase. Shares of the Nuveen money market funds may be purchased on days on which the Federal Reserve Bank of Boston is normally open for business. In addition to the holidays observed by the Fund, the Nuveen money market funds observe and will not make fund shares available for purchase on the following holidays: Martin Luther King's Birthday, Columbus Day and Veterans Day.

  In addition, you may exchange Class R Shares of any Fund for Class A Shares of the same Fund without a sales charge if the current net asset value of those Class R Shares is at least $3,000 or you already own Class A Shares of that Fund.

  Each Fund may suspend the right of redemption, or delay payment to redeeming shareholders for more than seven days, when the New York Stock Exchange is closed (not including customary weekend and holiday closings); when trading in the markets a Fund normally uses is restricted, or the SEC determines that an emergency exists so that trading of a Fund's portfolio securities or determination of a Fund's net assets value is not reasonably practical; or the SEC by order permits the suspension of the right of redemption or the delay in payment to redeeming shareholders for more than seven days.

  Shares will be registered in the name of the investor or the investor's financial adviser. A change in registration or transfer of shares held in the name of a financial adviser may only be made by an order in good form from the financial adviser acting on the investor's behalf. Share certificates will only be issued upon written request to the Funds' transfer agent. No share certificates will be issued for fractional shares.

  For more information on the procedure for purchasing shares of a Fund and on the special purchase programs available thereunder, see "How to Buy Shares" in the Prospectus.

  Nuveen serves as the principal underwriter of the shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Nuveen Flagship Municipal Trust, dated February 1, 1997 and last renewed on July 31, 1998 ("Distribution Agreement"). Pursuant to the Distribution Agreement, the Trust appointed Nuveen to be its agent for the distribution of the Funds' shares on a continuous offering basis. Nuveen sells shares to or through brokers, dealers, banks or other qualified financial intermediaries (collectively referred to as "Dealers"), or others, in a manner consistent with the then effective registration statement of the Trust. Pursuant to the Distribution Agreement, Nuveen, at its own expense, finances certain activities incident to the sale and distribution of the Funds' shares, including printing and distributing of prospectuses and statements of additional information to other than existing shareholders, the printing and distributing of sales literature, advertising and payment of compensation and giving of concessions to Dealers. Nuveen receives for its services the excess, if any, of the sales price of the Funds' shares less the net asset value of those shares, and reallows a majority or all of such amounts to the Dealers who sold the shares; Nuveen may act as such a Dealer. Nuveen also receives compensation pursuant to a distribution plan adopted by the Trust pursuant to Rule 12b-1 and described herein under "Distribution and Service Plan." Nuveen receives any CDSCs imposed on redemptions of Shares.

  The aggregate amounts of underwriting commissions with respect to the sale of Fund shares and the amount thereof retained by Nuveen (or by Flagship Financial, Inc., which Nuveen acquired on January 1, 1997), were as follows (all figures are to the nearest thousand):

                                 YEAR ENDED               YEAR ENDED               YEAR ENDED
                               APRIL 30, 1998          APRIL 30, 1997*         FEBRUARY 29, 1996
                          ------------------------ ------------------------ ------------------------
                           AMOUNT OF     AMOUNT     AMOUNT OF     AMOUNT     AMOUNT OF     AMOUNT
                          UNDERWRITING RETAINED BY UNDERWRITING RETAINED BY UNDERWRITING RETAINED BY
FUND                      COMMISSIONS    NUVEEN    COMMISSIONS    NUVEEN    COMMISSIONS    NUVEEN
----                      ------------ ----------- ------------ ----------- ------------ -----------
Nuveen Municipal Bond
 Fund...................      738           98         967          170        1,575         316
Nuveen Insured Municipal
 Bond Fund..............      563           86         687           56          880          97
                                 YEAR ENDED               YEAR ENDED               YEAR ENDED
                               APRIL 30, 1998          APRIL 30, 1997**           MAY 31, 1996
                          ------------------------ ------------------------ ------------------------
                           AMOUNT OF     AMOUNT     AMOUNT OF     AMOUNT     AMOUNT OF     AMOUNT
                          UNDERWRITING RETAINED BY UNDERWRITING RETAINED BY UNDERWRITING RETAINED BY
FUND                      COMMISSIONS    NUVEEN    COMMISSIONS   FLAGSHIP   COMMISSIONS   FLAGSHIP
----                      ------------ ----------- ------------ ----------- ------------ -----------
Nuveen Flagship All-
 American Municipal Bond
 Fund...................      586           56         456           61          557          74
Nuveen Flagship
 Intermediate Municipal
 Bond Fund..............       92           15          73           16          137          28
Nuveen Flagship Limited
 Term Municipal Bond
 Fund...................      367           10         332           66          543         108

--------
*For the fourteen-month period ended April 30, 1997.
**For the eleven-month period ended April 30, 1997.

DISTRIBUTION AND SERVICE PLAN

  The Funds have adopted a plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides that Class B Shares and Class C Shares will be subject to an annual distribution fee, and that Class A Shares, Class B Shares and Class C Shares will be subject to an annual service fee. Class R Shares will not be subject to either distribution or service fees.

  The distribution fee applicable to Class B and Class C Shares under each Fund's Plan will be payable to reimburse Nuveen for services and expenses incurred in connection with the distribution of Class B and Class C Shares, respectively. These expenses include payments to Authorized Dealers, including Nuveen, who are brokers of record with respect to the Class B and Class C Shares, as well as, without limitation, expenses of printing and distributing prospectuses to persons other than shareholders of the Fund, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of Class B and Class C Shares, certain other expenses associated with the distribution of Class B and Class C Shares, and any distribution-related expenses that may be authorized from time to time by the Board of Trustees.

  The service fee applicable to Class A Shares, Class B Shares and Class C Shares under each Fund's Plan will be payable to Authorized Dealers in connection with the provision of ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.

  Each Fund may spend up to .20 of 1% per year of the average daily net assets of Class A Shares as a service fee under the Plan applicable to Class A Shares. Each Fund may spend up to .75 of 1% per year of the average daily net assets of Class B Shares as a distribution fee and up to .20 of 1% per year of the average daily net assets of Class B Shares as a service fee under the Plan applicable to Class B Shares. Each Fund may spend up to .55 of 1% per year of the average daily net assets of Class C Shares as a distribution fee and up to
 .20 of 1% per year of the average daily net assets of Class C Shares as a service fee under the Plan applicable to Class C Shares.

  For the fiscal year ended April 30, 1998, 100% of service fees and distribution fees were paid out as compensation to authorized dealers.

                                                          COMPENSATION PAID TO
                                                         AUTHORIZED DEALERS FOR
                                                           END OF FISCAL 1998
                                                         ----------------------
      Nuveen Municipal Bond Fund
        Class A.........................................        $168,211
        Class B.........................................         $20,535
        Class C.........................................         $35,175
      Nuveen Insured Municipal Bond Fund
        Class A.........................................        $159,932
        Class B.........................................         $24,096
        Class C.........................................         $50,525
      Nuveen Flagship All-American Municipal Bond Fund
        Class A.........................................        $448,070
        Class B.........................................         $37,097
        Class C.........................................        $444,993
      Nuveen Flagship Intermediate Municipal Bond Fund
        Class A.........................................         $82,472
        Class C.........................................         $22,125
      Nuveen Flagship Limited Term Municipal Bond Fund
        Class A.........................................        $870,789
        Class C.........................................        $155,040

  Under each Fund's Plan, the Fund will report quarterly to the Board of Trustees for its review all amounts expended per class of shares under the Plan. The Plan may be terminated at any time with respect to any class of shares, without the payment of any penalty, by a vote of a majority of the trustees who are not "interested persons" and who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of such class. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under applicable law, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan may not be amended to increase materially the cost which a class of shares may bear under the Plan without the approval of the shareholders of the affected class, and any other material amendments of the Plan must be approved by the non-interested trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the Plan, the selection and nomination of the non-interested trustees of the Trust will be committed to the discretion of the non-interested trustees then in office.

INDEPENDENT PUBLIC ACCOUNTANTS AND CUSTODIAN

  Arthur Andersen LLP, independent public accountants, 33 West Monroe Street, Chicago, Illinois 60603 has been selected as auditors for the Trust. In addition to audit services, the auditors will provide consultation and assistance on accounting, internal control, tax and related matters. The financial statements incorporated by reference elsewhere in this Statement of Additional Information and the information for prior periods set forth under "Financial Highlights" in the Prospectus have been audited by the respective auditors as indicated in their report with respect thereto, and are included in reliance upon the authority of that firm in giving that report.

  The custodian of the assets of the Funds is The Chase Manhattan Bank, 4 New York Plaza, New York, New York 10004. The custodian performs custodial, fund accounting and portfolio accounting services.

  The Fund's transfer, shareholder services, and dividend paying agent is Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108.

FINANCIAL STATEMENTS

  The audited financial statements for each Fund's most recent fiscal year appear in the Funds' Annual Reports. The Annual Reports accompany this Statement of Additional Information.

APPENDIX A

RATINGS OF INVESTMENTS

  The four highest ratings of Moody's for Municipal Obligations are Aaa, Aa, A and Baa. Municipal Obligations rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to Municipal Obligations which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat greater than in Aaa rated Municipal Obligations. The Aaa and Aa rated Municipal Obligations comprise what are generally known as "high grade bonds." Municipal Obligations that are rated A by Moody's possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest of A rated Municipal Obligations are considered adequate, but elements may be present, which suggest a susceptibility to impairment sometime in the future. Municipal Obligations rated Baa by Moody's are considered medium grade obligations (i.e., they are neither highly protected nor poorly secured). Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the high end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its general rating category.

  The four highest ratings of S&P for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA have a strong capacity to pay principal and interest. The rating of AA indicates that capacity to pay principal and interest is very strong and such bonds differ from AAA issues only in small degree. The category of A describes bonds which have a strong capacity to pay principal and interest, although such bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. The BBB rating is the lowest "investment grade" security rating by S&P. Municipal Obligations rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas such bonds normally exhibit adequate protection parameters, adverse economic conditions are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

  The four highest ratings of Fitch for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Municipal Obligations rated AA are considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because Municipal Obligations rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+." Municipal Obligations rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Municipal Obligations rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

  The "Other Corporate Obligations" category of temporary investments are corporate (as opposed to municipal) debt obligations rated AAA by S&P or Aaa by Moody's. Corporate debt obligations rated AAA by S&P have an extremely strong capacity to pay principal and interest. The Moody's corporate debt rating of Aaa is comparable to that set forth above for Municipal Obligations.

  Subsequent to its purchase by a Fund, an issue may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event requires the elimination of such obligation from a Fund's portfolio, but Nuveen Advisory will consider such an event in its determination of whether the Fund should continue to hold such obligation.

                                   APPENDIX B

                       DESCRIPTION OF HEDGING TECHNIQUES

  Set forth below is additional information regarding the various Funds' defensive hedging techniques and use of repurchase agreements.

FUTURES AND INDEX TRANSACTIONS

  Financial Futures. A financial future is an agreement between two parties to buy and sell a security for a set price on a future date. They have been designed by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

  The purchase of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. When a Fund purchases a financial future, it deposits in cash or securities an "initial margin" of between 1% and 5% of the contract amount. Thereafter, the Fund's account is either credited or debited on a daily basis in correlation with the fluctuation in price of the underlying future or other requirements imposed by the exchange in order to maintain an orderly market. The Fund must make additional payments to cover debits to its account and has the right to withdraw credits in excess of the liquidity, the Fund may close out its position at any time prior to expiration of the financial future by taking an opposite position. At closing a final determination of debits and credits is made, additional cash is paid by or to the Fund to settle the final determination and the Fund realizes a loss or gain depending on whether on a net basis it made or received such payments.

  The sale of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. For example, if a Fund owns long-term bonds and interest rates were expected to increase, it might sell financial futures. If interest rates did increase, the value of long-term bonds in the Fund's portfolio would decline, but the value of the Fund's financial futures would be expected to increase at approximately the same rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.

  Among the risks associated with the use of financial futures by the Funds as a hedging device, perhaps the most significant is the imperfect correlation between movements in the price of the financial futures and movements in the price of the debt securities which are the subject of the hedge.

  Thus, if the price of the financial future moves less or more than the price of the securities which are the subject of the hedge, the hedge will not be fully effective. To compensate for this imperfect correlation, the Fund may enter into financial futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the financial futures. Conversely, the Fund may enter into fewer financial futures if the historical volatility of the price of the securities being hedged is less than the historical volatility of the financial futures.

  The market prices of financial futures may also be affected by factors other than interest rates. One of these factors is the possibility that rapid changes in the volume of closing transactions, whether due to volatile markets or movements by speculators, would temporarily distort the normal relationship between the markets in the financial future and the chosen debt securities. In these circumstances as well as in periods of rapid and large price movements. The Fund might find it difficult or impossible to close out a particular transaction.

  Options on Financial Futures. The Funds may also purchase put or call options on financial futures which are traded on a U.S. Exchange or board of trade and enter into closing transactions with respect to such options to terminate an existing position. Currently, options can be purchased with respect to financial futures on U.S. Treasury Bonds on The Chicago Board of Trade. The purchase of put options on financial futures is analogous to the purchase of put options by a Fund on its portfolio securities to hedge against the risk of rising interest rates. As with options on debt securities, the holder of an option may terminate his position by selling an option of the same Fund. There is no guarantee that such closing transactions can be effected.

INDEX CONTRACTS

  Index Futures. A tax-exempt bond index which assigns relative values to the tax-exempt bonds included in the index is traded on the Chicago Board of Trade. The index fluctuates with changes in the market values of all tax-exempt bonds included rather than a single bond. An index future is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash--rather than any security--equal to specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the index future was originally written. Thus, an index future is similar to traditional financial futures except that settlement is made in cash.

  Index Options. The Funds may also purchase put or call options on U.S. Government or tax-exempt bond index futures and enter into closing transactions with respect to such options to terminate an existing position. Options on index futures are similar to options on debt instruments except that an option on an index future gives the purchaser the right, in return for the premium paid, to assume a position in an index contract rather than an underlying security at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance of the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, is less than the exercise price of the option on the index future.

  Bond index futures and options transactions would be subject to risks similar to transactions in financial futures and options thereon as described above. No series will enter into transactions in index or financial futures or related options unless and until, in the Adviser's opinion, the market for such instruments has developed sufficiently.

REPURCHASE AGREEMENTS

  A Fund may invest temporarily up to 5% of its assets in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided that such banks or dealers meet the creditworthiness standards established by the Fund's Board of Trustees ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the oversight of the Fund's board of trustees.

  The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

  The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked to market daily. Such agreements permit the Fund to keep all its assets earning interest while retaining "overnight" flexibility in pursuit of investments of a longer-term nature.

NUVEEN
Municipal
Bond Funds

April 30, 1998

Annual Report

Dependable, tax-free income
to help you keep more of
what you earn.

[PHOTO APPEARS HERE]

National
National Insured

Highlights
As of April 30, 1998
For Class A shares on net asset value

Credit Quality            Performance Highlights


Nuveen Municipal Bond Fund

[Pie chart appears here]

AAA    40%

AA     35%

A      19%

BBB/NR  6%

 . Competitive taxable equivalent yield of 6.28% for investors in the 31% income tax bracket

 .  One-year total return of 9.00%

 .  Paralleled Lipper peer group average


Nuveen Insured Municipal Bond Fund

[Pie chart appears here]

Insured    73%

U.S.
Guaranteed 27%

 . Competitive taxable equivalent yield of 5.88% for investors in the 31% income tax bracket

 .  One-year total return of 9.05%

 .  Outperformed Lipper peer group average


Contents
  1     Dear Shareholder
  3     Municipal Bond Fund Commentary
        and Overview
  6     Insured Municipal Bond Fund Commentary and Overview
  9     Report of Independent
        Public Accountants
 10     Portfolio of Investments
 27     Statement of Net Assets
 28     Statement of Operations
 29     Statement of Changes in Net Assets
 30     Notes to Financial Statements
 35     Financial Highlights
 40     Building Better Portfolios
 41     Fund Information

Is it Time for a Financial Check-Up?

Now is a great time to sit down with your financial adviser and review your financial plan. How can you make sure that your investment strategy is strong enough to provide the income you need today and versatile enough to change as your goals do? Here are some guidelines:

 . Make sure you and your adviser understand your current situation. How have your goals, objectives and risk profile changed? What are your current tax concerns, interests, lifestyle?

 . Revisit your current investment choices. If the value of one portion of your portfolio has grown substantially, it may be time me to rebalance asset classes.

 . Determine how your asset mix will be implemented. Changing your asset allocation is generally a gradual process. Make sure you and your adviser have a clear understanding of each other's responsibilities. Define and discuss what you want in terms of support from your adviser.

 . Keep revisiting your plan. Don't assume that once you've revised your plan and reallocated your portfolio the process is finished.

It's recommended that you meet at least once a year with your financial adviser -- and usually more if there have been significant changes in interest rates, tax laws, retirement plan distributions, lifestyle or health. Even if things haven't changed, it makes good financial sense to keep in touch with your adviser.

Dear Shareholder

[PHOTO OF TIMOTHY R. SCHWERTFEGER APPEARS HERE]

Timothy R. Schwertfeger
Chairman of the Board

Wealth takes a lifetime to build. Once achieved, it should be preserved.

I'm pleased to report that over the past 12 months, the Nuveen national municipal bond funds continued to perform well and meet their objectives of providing attractive tax-free income and after-tax total returns. As of April 30, 1998, Class A shareholders in the Nuveen Municipal Bond Fund and the Nuveen Insured Municipal Bond Fund were receiving SEC yields on net asset value of 4.33% and 4.06%, respectively. To match these yields, investors in the 31% federal income tax bracket would have to earn 6.28% and 5.88% on taxable alternatives.

The declining interest rate environment over the past year had a significant impact on the funds' performance. As the chart below illustrates, the yield on the Bond Buyer 40, an unmanaged index of long-term municipal bonds, fell from 5.89% to 5.39% during the year. The decline reduced the funds' income levels, as higher-yielding bonds that were called or sold from the portfolio had to be replaced with bonds paying today's lower interest rates. As a result, the funds' dividends were reduced slightly to reflect the level of income being earned by the portfolios.

[Bond Buyer 40 chart appears here]

However, the decline in interest rates also had a positive impact on the funds because many portfolio holdings appreciated in value during the period. Many of the bonds in the portfolios have higher coupon rates than are available in today's market, and the value of those bonds increased as rates trended downward. The price appreciation resulting from this and other factors led to the funds' strong total returns over the year.

The Economy in Review

The past 12 months were noteworthy for the ongoing performance of the equity markets, which continued to exhibit remarkable strength. Fixed-income investments also enjoyed bullish performance, as declining interest rates and low inflation provided the ideal backdrop for a bond market rally. Much of the decline in interest rates resulted from expectations that the financial problems of Asia would restrain the prices of imported goods and reduce foreign demand for U.S. products and services, thereby keeping inflation at moderate levels. These inflation expectations were largely fulfilled, as the Consumer Price Index rose only 1.4% for the 12 months ended April 1998, remaining at one of its lowest levels in more than 30 years.

In coming months, we will continue to closely watch several key factors that are likely to affect the future of the

Nuveen offers an ever-expanding range of products designed to help investors build a diversified, tax-efficient portfolio.

economy, including demand for goods and services, changes in U.S. production capacity, the availability of qualified employees, and stability of the money supply. While it is still too early for the full impact of Asia's financial difficulties to show up in U.S. economic statistics, the potential long-term effect of this crisis on American markets is of special concern. We expect that the development of these factors will continue to influence the tone of the fixed-income markets during the remainder of the year.

Building Better Portfolios

As economic events unfold, we believe that many investors will find diversification to be an increasingly important investment strategy. An appropriately diversified portfolio that is invested in a variety of asset classes that each react differently to changes in the economic environment can help cushion your portfolio against risk.

Many investors select Nuveen municipal bond funds because their emphasis on dependable tax-free income and attractive after-tax returns makes them ideal for building and maintaining long-term financial security. These funds can work together with other Nuveen investments to create the foundation of a diversified, well-balanced portfolio. Recent studies by Nuveen Research have demonstrated that balanced portfolios combining municipal bonds and stocks provided superior after-tax returns and lower levels of risk compared with portfolios of stocks and taxable bonds.

You and your financial adviser may want to consider combining your Nuveen municipal bond fund with an investment in the new Nuveen European Value Fund, an equity mutual fund that offers a portfolio of quality European company stocks for investors seeking long-term growth and international diversification. This fund is just one of an ever-expanding range of Nuveen products and services designed to help investors achieve diversification while building a tax-efficient, risk-sensitive investment portfolio. If you'd like to learn more about the Nuveen European Value Fund or any of our other investments, contact your financial adviser or call Nuveen Investor Services for a prospectus at
(800) 621-7227. Please read it carefully before you invest.

When seeking quality investment solutions that withstand the test of time, we hope that you continue to think of John Nuveen & Co. On behalf of everyone at Nuveen, I thank you for your continued confidence in us and our family of investments.

Sincerely,

/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board
June 15, 1998

Nuveen Municipal Bond Fund

Portfolio Manager's Comments

Portfolio Manager Tom Spalding discusses the Nuveen Municipal Bond Fund and reviews factors that affected performance over the past year.

Comments cover the one-year period ended April 30, 1998 and all performance statistics are quoted for Class A shares.

Over the past 12 months, we have enjoyed a bull market in fixed-income investments, including municipal bonds. As interest rates con continue to drop and the nation's economy steams ahead, municipal bond new issue and refunding activity has taken off, totaling $220 billion nationally in 1997 and more than $68 billion in the first quarter of 1998, up 70% over the same period last year. This environment afforded numerous opportunities to find value in the essential services sector, especially among bonds issued by schools, water and sewer districts, and hospitals. The bull market also brought volatility, as the continued strength of the economy caused concern that robust growth would be accompanied by higher inflation. This volatility also provided opportunities as we took advantage of temporary dips in the market to find value.

As Tim mentioned in his letter to shareholders, the Nuveen Municipal Bond Fund performed well over the past 12 months, generating a total return on net asset value of 9.00%, which is equivalent to a taxable return of 11.32% for shareholders in the 31% federal tax bracket. The total return is in line with the 9.02% average annual return for the Lipper peer group of national municipal bond funds. The fund also earned a five-star rating by Morningstar*, demonstrating its outstanding record of delivering attractive risk-adjusted total returns.

Fund Structure Contributes to Solid Performance

Since the fund's duration (a measure of price volatility in relation to changes in interest rates) was shorter than that of the benchmark Lehman Index, careful security and sector selection allowed the fund to post competitive returns with lower volatility. Longer duration funds are generally able to participate more in market rallies and, conversely, suffer more during periods of rising interest rates. This indicates that our fund management strategies helped the fund perform in line with its peers without the risk of increased volatility associated with a longer duration. Some of the strategies that paid off for the fund during the year emphasized sector allocation, credit quality and call protection.

Sector Allocation

The fund's two largest sector allocations are utility bonds and health care bonds, accounting for 25% and 19%, respectively, of the fund's net assets. The fund established its core position in health care bonds in the mid-1990s, when uncertainty surrounding industry reform created opportunities for value investing. At that time, we sought out bonds of fundamentally strong facilities with competitive positions and healthy financial operations that were being penalized by the uncertainty surrounding the industry. Since that time, the health care debate has subsided and many of these bonds have been pre-refunded, resulting in price stability and dependable income for the portfolio.

We see a similar opportunity in the public utility sector, with the relative scarcity of new issuance and the restructuring of existing bonds making that sector more attractive. The nationwide deregulation of the electric utility sector has also provided numerous opportunities for value investing. We continue to look for credits that will be dominant after the storm of deregulation has passed, especially the bonds of those issuers who stand to benefit from deregulation, including low-cost providers with fundamentally sound financials and favorable customer bases. We feel that our investment in this sector will provide the same upside potential that health care bonds did a few years ago.

Credit Quality

As of April 30, 75% of the portfolio was invested in bonds rated AA or better. Some of the fund's lower-rated credits have been pre-refunded as issuers took advantage of lower interest rates. Currently, our preference is to add bonds that are higher-rated since we believe the market does not offer adequate yield compensation for the additional credit risk presented by lower-rated bonds.

Call Protection

Finally, the fund benefits from well-diversified call protection that will heighten, in part, the fund's ability to maintain predictable income for investors. Staggered call exposure helps protect the fund from reinvestment risk in the event that interest rates cycle downward.


Strategies for the Future

We continue to manage the fund by focusing on the selection of undervalued securities that provide both attractive income and the opportunity for price appreciation relative to the market, consistent with the preservation of capital.

In the coming months, we will maintain a conservative approach to managing the fund, maintaining a shorter duration than the market. If the yield curve remains flat throughout the year, we will continue to seek maturities of less than 25 years, favoring bonds in the 15- to 20-year range. It is our opinion that in the current environment, long-term yields are not high enough to warrant assuming the additional interest rate risk associated with longer-maturity bonds.

Similarly, with the difference in the yields of higher- and lower-rated bonds at such tight levels, we will continue to focus on higher-rated bonds.

* Overall rating within the municipal bond category for Class R shares for the period ended 4/30/98. Morningstar proprietary ratings reflect historical risk-adjusted performance and are subject to change every month. Ratings are calculated from a fund's three-, five- and 10-year average annual returns in excess of 90-day Treasury bill returns, with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. Class R shares of the fund earned five stars for each of the three-, five- and 10-year periods ended 4/30/98. In an investment category, 10% of funds receive five stars. 1,547 municipal bond funds were rated for the three-year period, 809 for the five-year period and 346 for the 10-year period, each ending 4/30/98.

Nuveen Municipal Bond Fund
Performance Overview
As of April 30, 1998



[BAR CHART APPEARS HERE]


Monthly Tax-Free Dividends (Class A Shares)/1/

0.039   0.039   0.039   0.039   0.039   0.039   0.039   0.0375   0.0375   0.0375   0.0375   0.0375


Portfolio Statistics

Share Class                 A       B       C             R
-----------------------------------------------------------
Inception Date           6/95    2/97    6/95         11/76
Net Asset Value         $9.46   $9.46   $9.44         $9.46
Fund Net Assets ($000)                           $2,924,493
Average Weighted Maturity (Years)                     18.69
Average Weighted Duration (Years)                      6.81
-----------------------------------------------------------



Annualized Total Return/2/

Share Class     A(NAV)  A(Offer)        B       C       R
---------------------------------------------------------
1-Year           9.00%     4.43%    8.09%   8.20%   9.09%
5-Year           6.06%     5.16%    5.34%   5.29%   6.31%
10-Year          7.72%     7.26%    7.12%   6.93%   7.98%
---------------------------------------------------------


Tax-Free Yields
Share Class                        A(NAV)   A(Offer)        B       C       R
-----------------------------------------------------------------------------
Distribution Rate                   4.76%      4.56%    4.00%   4.19%   4.95%
SEC 30-Day Yield                    4.33%      4.15%    3.57%   3.77%   4.53%
Taxable Equivalent Yield/3/         6.28%      6.01%    5.17%   5.46%   6.57%
-----------------------------------------------------------------------------

[GRAPH APPEARS HERE]


4/88          10000    10000      9580
4/89          11117    11389     10911
4/90          12841    12850     12311
4/91          13455    13472     12906
4/92          14665    14595     13982
4/93          16057    15677     15019
4/94          16747    16231     15549
4/95          17496    16992     16279
4/96          18940    18117     17356
4/97          22276    21073     20188
4/98          22202    21035     20147

-- Lehman Brothers Municipal Bond Index  $22,202
-- Nuveen Municipal Bond Fund (NAV)      $21,035
-- Nuveen Municipal Bond Fund (Offer)    $20,147

Past performance is not predictive of future results.


Top 5 Sectors
Utilities                               25%
Health Care                             19%
U.S. Guaranteed                         11%
Water & Sewer                            9%
Tax Obligation (Limited)                 8%

1 The fund also paid shareholders taxable distributions in November of $0.0303 per share.

2 Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years, which is not reflected in the return figures. Class C shares have a 1% CDSC for redemptions within one year which is not reflected in the one-year total return.

3 Based on SEC yield and a federal income tax rate of 31%. Represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.

4 The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses. For periods prior to inception of Class A shares, performance reflects Class R share performance adjusted for differences in expenses, which are primarily differences in distribution and service fees.

Nuveen Insured Municipal Bond Fund

Portfolio Manager's Comments

Portfolio Manager Steve Krupa discusses the Nuveen Insured Municipal Bond Fund and reviews factors that affected performance over the past year.

Comments cover the one-year period ended April 30, 1998 and all performance statistics are quoted for Class A shares.


Over the past 12 months, we have enjoyed a bull market in fixed-income investments, including municipal bonds. As interest rates continue to drop and the nation's economy steams ahead, municipal bond new issue and refunding activity has taken off, totaling $220 billion nationally in 1997 and more than $68 billion in the first quarter of 1998, up 70% over the same period last year. This environment afforded numerous opportunities to find value in the essential services sector, especially among bonds issued by schools, water and sewer districts, and hospitals. The bull market also brought volatility, as the continued strength of the economy caused concern that robust growth would be accompanied by higher inflation. This volatility also provided opportunities as we took advantage of temporary dips in the market to find value.

The Nuveen Insured Municipal Bond Fund turned in strong performance over the past 12 months, beating its Lipper peer average return of 8.46% and ranking 10th out of 51 insured municipal bond funds. During a period of declining interest rates and appreciating bond prices, the fund's total return performance of 9.05% slightly under-performed the benchmark Lehman Index return of 9.67% because the fund's average duration (a measure of its price volatility in relation to changes in interest rates) was shorter than that of the Lehman Index. Longer duration funds are generally able to participate more in market rallies and, conversely, suffer more during periods of rising interest rates. However, our other fund management strategies helped the fund perform well without the risk of increased volatility associated with a longer duration.

Pre-Refunding and High Embedded Yields Keep Trading to a Minimum
As interest rates declined, a record number of bond issuers advance refunded their debt obligations. These bonds are then secured by U.S. government securities until the bonds are called. This pre-refunding activity keeps the credit quality of the portfolio high and the coupon payments stable, but moderates participation in bond rallies. Whenever possible, we sold pre-refunded bonds that were expected to be called in the next 18 months and replaced them with longer-term bonds to help lengthen the duration of the fund.

In addition, we limited bond sales to maximize after-tax total return. Many of the longer-term bonds with high yields have appreciated in value and would trigger significant capital gains if they were sold. As a result, we held bonds with higher embedded yields to protect investors from return-reducing tax liabilities.

Fund Will Continue to Focus on Boosting Current Yield and Total Return
In the coming months, we plan to increase the amount of AMT bonds in the portfolio. AMT bonds -- those subject to the alternative minimum tax -- are issued with higher yields than other types of bonds, helping to support a higher income.

Another strategy that should help boost the total return for investors will be the fund's increased exposure to health care bonds. The fund holds a core position in health care bonds because uncertainty surrounding industry reform created numerous opportunities for value investing. We seek bonds of fundamentally strong facilities with competitive positions and healthy financial operations that are undervalued by the market.

We also see similar opportunity in the public utility sector as deregulation makes this sector appear undervalued. We continue to look for credits that will remain dominant after deregulation, emphasizing the bonds of issuers who stand to benefit from deregulation as low-cost providers with fundamentally sound financials and favorable customer bases. We feel that this sector will also provide upside potential.

Additional Strategies for the Future
We continue to manage the fund by focusing on the selection of undervalued securities that provide both attractive income and the opportunity for price appreciation relative to the market, consistent with the preservation of capital.

The primary focus of the fund will continue to be call protection -- helping to maintain a stable dividend for investors. The fund benefits from well-diversified call protection that will heighten, in part, the fund's ability to maintain a dependable income level. Less than 6% of the total portfolio is subject to call prior to the year 2001. Staggered call exposure helps protect the fund from reinvestment risk in the event that interest rates cycle downward.

Finally, we'll continue to purchase hospital and public power bonds that Nuveen Research feels are well positioned in the current deregulation environment.

Nuveen Insured Municipal Bond Fund
Performance Overview
As of April 30, 1998

-------------------------------------------------
Monthly Tax-Free Dividends (Class A Shares)/1/
-------------------------------------------------
[GRAPH APPEARS HERE]
M--0.046
J--0.046
J--0.046
A--0.046
S--0.046
O--0.046
N--0.046
D--0.046
J--0.0445
F--0.0445
M--0.0445
A--0.0445

-------------------------------------------------
Top 5 Sectors
-------------------------------------------------
U.S. Guaranteed                               27%
 .................................................
Health Care                                   16%
 .................................................
Tax Obligation (General)                      14%
 .................................................
Tax Obligation (Limited)                       9%
 .................................................
Utilities                                      9%
-------------------------------------------------

1 The fund also paid shareholders taxable distributions in November of $0.0351 per share.

2 Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years, which is not reflected in the return figures. Class C shares have a 1% CDSC for redemptions within one year which is not reflected in the one-year total return.

3 Based on SEC yield and a federal income tax rate of 31%. Represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.

4 The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses. For periods prior to inception of Class A shares, performance reflects Class R share performance adjusted for differences in expenses, which are primarily differences in distribution and service fees.

----------------------------------------------------------------------------------------
Portfolio Statistics
----------------------------------------------------------------------------------------
Share Class                                             A        B         C           R
----------------------------------------------------------------------------------------
Inception Date                                       9/94     2/97      9/94       12/86
 ........................................................................................
Net Asset Value                                    $11.03   $11.03    $10.92    $  10.98
 ........................................................................................
Fund Net Assets ($000)                                                          $830,557
 ........................................................................................
Average Weighted Maturity (Years)                                                  19.32
 ........................................................................................
Average Weighted Duration (Years)                                                   6.56
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Annualized Total Return/2/
----------------------------------------------------------------------------------------
Share Class                             A(NAV)    A(Offer)        B        C           R
----------------------------------------------------------------------------------------
1-Year                                   9.05%       4.45%    8.14%    8.39%       9.17%
 ........................................................................................
5-Year                                   6.08%       5.17%    5.27%    5.22%       6.25%
 ........................................................................................
10-Year                                  8.33%       7.87%    7.69%    7.49%       8.55%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Tax-Free Yields
----------------------------------------------------------------------------------------
Share Class                             A(NAV)    A(Offer)        B        C           R
----------------------------------------------------------------------------------------
Distribution Rate                        4.84%       4.64%    4.08%    4.29%       5.03%
 ........................................................................................
SEC 30-Day Yield                         4.06%       3.89%    3.31%    3.51%       4.27%
 ........................................................................................
Taxable Equivalent Yield/3/              5.88%       5.64%    4.80%    5.09%       6.19%
----------------------------------------------------------------------------------------


Index Comparison/4/
         Lehman Brothers      Nuveen Insured     Nuveen Insured
         Municipal Bond       Municipal Bond     Municipal Bond
              Index             Fund (NAV)        Fund (Offer)

4/88          10000                10000               9580
4/89          11117                11537              11053
4/90          11761                12044              11538
4/91          13455                13748              13171
4/92          14665                15063              14431
4/93          16956                17501              16766
4/94          16559                16842              16135
4/95          18989                19563              18741
4/96          19186                19745              18916
4/97          22276                22374              21434
4/98          22202                22262              21336

    Lehman Brothers Municipal Bond Index              $22,202
    Nuveen Insured Municipal Bond Fund (NAV)          $22,262
    Nuveen Insured Municipal Bond Fund (Offer)        $21,336
Past performance is not predictive of future results.

Report of Independent Public Accountants


To the Board of Trustees and Shareholders of Nuveen Flagship Municipal Trust:

We have audited the accompanying statements of net assets, including the portfolios of investments, of the Nuveen Municipal Bond Fund and Nuveen Insured Municipal Bond Fund (two of the portfolios constituting the Nuveen Flagship Municipal Trust (a Massachusetts business trust)), as of April 30, 1998, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1998, by correspondence with the custodian and brokers. As to securities purchased but not received, we requested confirmation from brokers and, when replies were not received, we carried out alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the net assets of the Nuveen Municipal Bond Fund and Nuveen Insured Municipal Bond Fund of the Nuveen Flagship Municipal Trust as of April 30, 1998, and the results of their operations, the changes in their net assets and their financial highlights for the periods indicated thereon in conformity with generally accepted accounting principles.

ARTHUR ANDERSEN LLP

Chicago, Illinois
June 18, 1998

Portfolio of Investments

Nuveen Municipal Bond Fund
April 30, 1998



   Principal                                                                                Optional Call                     Market
      Amount      Description                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                  Alaska - 0.4%

$ 12,375,000      Alaska Housing Finance Corporation, Collateralized Home Mortgage Bonds,    12/03 at 103        AAA    $ 12,525,233
                    1990 Series A, 5.850%, 6/01/25
------------------------------------------------------------------------------------------------------------------------------------
                  Arizona - 2.8%

   7,750,000      Arizona Board of Regents, Arizona State University, System Revenue          7/02 at 101         AA       8,075,733
                    Refunding Bonds, Series 1992-A, 5.750%, 7/01/12

  20,350,000      Salt River Project Agricultural Improvement and Power District, Arizona,    1/02 at 100         AA      20,435,470
                    Salt River Project Electric System Revenue Bonds, 1992 Series C,
                    5.500%, 1/01/28

   9,145,000      Salt River Project Agricultural Improvement and Power District, Arizona,    1/99 at 100        Aaa       9,145,183
                    Salt River Project Electric System Revenue Bonds, 1973 Series A,
                    5.000%, 1/01/10

                  Salt River Project Agricultural Improvement and Power District, Arizona
                  Electric System Revenue Refunding Bonds, 1993 Series C:
   5,000,000        4.900%, 1/01/08                                                           1/04 at 102         AA       5,067,300
  33,820,000        4.750%, 1/01/17                                                           1/04 at 100         AA      31,667,695

   7,000,000      The Industrial Development Authority of the City of Scottsdale, Arizona,    9/01 at 102        AAA       7,240,590
                    Hospital Revenue Refunding Bonds, (Scottsdale Memorial Hospitals),
                    Series 1996 A, 5.625%, 9/01/12
------------------------------------------------------------------------------------------------------------------------------------
                  Arkansas - 0.5%

  11,210,000      Jefferson County, Arkansas, Hospital Refunding Revenue Bonds, Series        7/03 at 102          A      12,025,976
                    1993, 6.000%, 7/01/06

   3,000,000      Jefferson County, Arkansas, Pollution Control Revenue Refunding Bonds      12/02 at 102       BBB-       2,990,700
                    (Entergy Arkansas, Inc. Project) Series 1997, 5.600%, 10/01/17
------------------------------------------------------------------------------------------------------------------------------------
                  California - 14.8%

  21,220,000      California Health Facilities Financing Authority, Insured Health            7/04 at 102        AAA      20,758,253
                    Facility Refunding Revenue Bonds (Catholic Healthcare West) 1994
                    Series A, 5.000%, 7/01/14

  12,000,000      California Health Facilities Financing Authority Revenue Bonds,            11/08 at 101        AAA      11,336,760
                    (USCF - Stanford Health Care), 1998 Series B, 5.000%,11/15/28

                  State of California, Department of Water Resources, Central Valley
                  Project, Water System Revenue Bonds, Series L:
  15,515,000        5.700%, 12/01/16                                                      6/03 at 101 1/2         AA      16,047,009
   9,500,000        5.750%, 12/01/19                                                     12/03 at 101 1/2         AA       9,819,865
  12,250,000        5.500%, 12/01/23                                                      6/03 at 101 1/2         AA      12,363,803

  21,000,000      State of California, Department of Water Resources, Central Valley         12/03 at 101         AA      19,466,790
                    Project, Water System Revenue Bonds, Series M, 4.875%, 12/01/27

  12,000,000      State Public Works Board of the State of California, Lease Revenue         11/04 at 102        Aaa      13,932,360
                    Bonds (Department of Corrections), 1994 Series A, 7.000%, 11/01/19
                    (Pre-refunded to 11/01/04)

  11,500,000      California Statewide Communities Development Authority, Insured Health     10/03 at 102        AAA      11,723,790
                    Facilities Revenue, Certificates of Participation (UniHealth America),
                    1993 Series A, 5.500%, 10/01/14

  38,795,000      California Statewide Communities Development Authority, Certificates of     7/03 at 102         AA      38,997,122
                    Participation, St. Joseph Health System Obligated Group, 5.500%,
                    7/01/23

  15,725,000      Central Joint Powers Health Financing Authority, Certificates of            2/03 at 102       Baa1      15,580,487
                    Participation, Series 1993 (Community Hospitals of Central California),
                    5.250%, 2/01/13

   9,000,000      East Bay Municipal Utility District (Alameda and Contra Costa Counties,     6/03 at 102        AAA       8,619,300
                    California), Water System Subordinated Revenue Refunding Bonds, Series
                    1993A, 5.000%, 6/01/21




         Principal                                                                   Optional Call                        Market
            Amount    Description                                                     Provisions*     Ratings**            Value
--------------------------------------------------------------------------------------------------------------------------------
                      California (continued)
                      Foothill/Eastern Transportation Corridor Agency, Toll Road
                       Revenue Bonds Series 1995A:
$       45,000,000     0.000%, 1/01/23                                                No Opt. Call          Baa     $ 11,207,250
        15,000,000     6.000%, 1/01/34                                                 1/05 at 102          Baa       15,520,800

        17,040,000    Los Angeles Convention and Exhibition Center Authority,          8/03 at 102          AAA       17,011,884
                       Lease Revenue Bonds, 1993 Refunding
                       Series A, The City of Los Angeles (California),
                       5.125%, 8/15/13

        17,575,000    Department of Water and Power of the City of Los Angeles,        4/02 at 102           Aa       18,872,035
                       California, Water Works Revenue
                       Bonds, Issue of 1992, 6.500%, 4/15/32

        16,000,000    The City of Los Angeles (California), Refunding,                 6/03 at 102          AAA       16,458,720
                       Series 1993-C, Series 1993-B, 5.700%, 6/01/23

        20,670,000    The City of Los Angeles, California, Wastewater                 11/03 at 102          AAA       20,258,047
                       System Revenue Bonds, Series 1993-D,
                       5.200%, 11/01/21

        15,750,000    Los Angeles County, Metropolitan Transportation                  7/03 at 102          AA-       16,161,233
                       Authority, Proposition A, Sales Tax Revenue
                       Refunding Bonds, Series 1993-A, 5.500%, 7/01/13

        17,185,000    Los Angeles County Metropolitan Transit Authority,               7/03 at 102          AAA       15,981,019
                       Proposition C, Sales Tax Revenue Second Senior
                       Bonds, Series 1993-B, 4.750%, 7/01/18

         8,000,000    Los Angeles County Metropolitan Transit Authority,               7/03 at 102          AAA        7,911,280
                       Proposition C Sales Tax Revenue Second Senior
                       Bonds, Series 1993-B, 5.250%, 7/01/23

                      Los Angeles County Sanitation Districts Financing
                       Authority, Capital Projects Revenue Bonds,
                       1993 Series A (Senior Ad Valorem Obligation Bonds):

        10,500,000     5.375%, 10/01/13                                               10/03 at 102           AA       10,702,020
        20,750,000     5.000%, 10/01/23                                               10/03 at 100           AA       19,663,530

        31,360,000    Los Angeles County Transportation Commission (California)        7/02 at 102          Aaa       34,844,410
                       Proposition C Sales Tax Revenue Bonds,
                       Second Senior Bonds, Series 1992-A, 6.750%, 7/01/19
                       (Pre-refunded to 7/01/02)

         5,000,000    The Metropolitan Water District of Southern California,          7/02 at 102           AA        5,043,800
                       Water Revenue Bonds, Issue of 1992,
                       5.500%, 7/01/19

        22,220,000    Northern California Power Agency, Hydroelectric Project          7/98 at 102           A-       22,766,612
                       Number One Revenue Bonds, Refunding
                       Series E, 7.150%, 7/01/24

        17,700,000    Sacramento County Sanitation Districts Financing Authority,     12/03 at 102           AA       16,205,235
                       1993 Revenue Bonds, 4.750%, 12/01/23

         8,050,000    The Regents of the University of California, Refunding           9/02 at 102        A+***        8,972,208
                       Revenue Bonds (Multiple Purpose Projects),
                       Series A, 6.875%, 9/01/16 (Pre-refunded to 9/01/02)
--------------------------------------------------------------------------------------------------------------------------------
                      Colorado - 1.2%

        27,685,000    Colorado Housing and Finance Authority, Single-Family           11/01 at 102          Aa1       29,294,883
                       Housing Revenue Refunding Bonds,
                       1991 Series A, 7.250%, 11/01/31

         6,445,000    City and County of Denver, Colorado, Airport System             11/01 at 100          AAA        6,651,111
                       Revenue Bonds, Series 1996D, 5.875%, 11/15/16
--------------------------------------------------------------------------------------------------------------------------------
                      Connecticut - 0.1%

         2,970,000    Connecticut Resources Recovery Authority, Bridgeport             1/00 at 100            A        3,011,194
                       Resco Company, L.P. Project Bonds,
                       Series B, 8.625%, 1/01/04
--------------------------------------------------------------------------------------------------------------------------------
                      Delaware - 0.3%

         7,055,000    Delaware River Port Authority Refunding Revenue,                 1/99 at 102          AAA        7,350,957
                       Series 1989, 7.375%, 1/01/07
--------------------------------------------------------------------------------------------------------------------------------
                      Florida - 2.1%

        31,000,000    Hillsborough County Industrial Development Authority,            5/02 at 103           AA       35,637,910
                       Pollution Control Revenue Refunding Bonds
                       (Tampa Electric Company Project) Series 1992,
                       8.000%, 5/01/22

        25,000,000    Orlando Utilities Commission, Water and Electric Subordinated   10/99 at 100          Aa2       23,790,750
                       Revenue Bonds, Series 1989D, 5.000%, 10/01/23

         1,350,000    The Elderly Housing Corporation of Sarasota, Inc.,               7/98 at 103          N/R        1,395,522
                       (Elderly Housing Project for the Sarasota
                       Housing Authority) First Mortgage Revenue Bonds,
                       Series 1978, 7.500%, 7/01/09

                                       11

Portfolio of Investments

April 30, 1998


   Principal                                                                                  Optional Call                   Market
      Amount      Description                                                                   Provisions*  Ratings**         Value
------------------------------------------------------------------------------------------------------------------------------------
                  Hawaii - 0.3%

$  8,000,000      Department of Budget and Finance of the State of Hawaii, Special Purpose      7/01 at 102        AAA  $  8,921,520
                    Revenue Bonds, Kapiolani Health Care System Obligated Group (Pali Momi
                    Medical Center Project), Series 1991, 7.650%, 7/01/19 (Pre-refunded to
                    7/01/01)
------------------------------------------------------------------------------------------------------------------------------------
                  Illinois - 19.2%

  16,270,000      City of Chicago, General Obligation Bonds (Emergency Telephone System)        1/03 at 102        AAA    16,525,927
                    Series 1993, 5.625%, 1/01/23

   7,880,000      City of Chicago, General Obligation Bonds, Project Series 1993,               1/04 at 102        AAA     7,784,258
                    5.250%, 1/01/18

  21,995,000      Chicago Metropolitan Housing Development Corporation, Housing Development     7/02 at 102         AA    23,324,818
                    Revenue Refunding Bonds (FHA-Insured Mortgage Loans-Section 8 Assisted
                    Projects) Series 1992B, 6.900%, 7/01/22

   7,965,000      City of Chicago, Motor Fuel Tax Revenue Bonds, Refunding Series 1993,         1/03 at 101        AAA     7,648,312
                    5.000%, 1/01/16

  18,710,000      City of Chicago (Illinois), Chicago-O'Hare International Airport, General     1/04 at 102        AAA    17,961,787
                    Airport Second Lien, Revenue Refunding Bonds, 1993 Series C,
                    5.000%, 1/01/18

  61,150,000      City of Chicago (Illinois), Chicago-O'Hare International Airport, General     1/04 at 102         A+    58,989,571
                    Airport Revenue Refunding Bonds, 1993 Series A, 5.000%, 1/01/16

  22,335,000      City of Chicago, Water Revenue Bonds, Series 1995, 5.000%, 11/01/15          11/06 at 102        AAA    21,601,519

  25,380,000      The County of Cook, Illinois, General Obligation Bonds, Series 1993A,        11/03 at 100        AAA    24,116,076
                    5.000%, 11/15/23

  17,300,000      DuPage Water Commission (DuPage, Cook and Will Counties, Illinois) General    3/02 at 100        AAA    17,892,871
                    Obligation Water Refunding Bonds, Series 1992, 5.750%, 3/01/11

  11,350,000      DuPage Water Commission (DuPage, Cook and Will Counties, Illinois) Water      5/03 at 102        Aa1    11,376,332
                    Refunding Revenue Bonds, Series 1993, 5.250%, 5/01/14

   8,500,000      Illinois Development Finance Authority, Revenue and Refunding Bonds, Series   2/00 at 102       Baa2     9,280,895
                    1990A (Columbus-Cuneo-Cabrini Medical Center), 8.500%, 2/01/15

  17,075,000      Illinois Educational Facilities Authority, Revenue Refunding Bonds, The       7/03 at 102        Aa1    17,396,181
                    University of Chicago, Series 1993B, 5.600%, 7/01/24

  55,100,000      Illinois Health Facilities Authority, Revenue Bonds, Series 1994A             8/04 at 102         AA    58,185,600
                    (Northwestern Memorial Hospital), 6.000%, 8/15/24

   6,115,000      Illinois Health Facilities Authority Revenue Refunding Bonds, Series 1993    10/03 at 102         A-     6,159,089
                    (Illinois Masonic Medical Center), 5.500%, 10/01/19

  10,000,000      Illinois Health Facilities Authority, Revenue Bonds, Series 1992             10/02 at 102        AAA    10,721,500
                    (Highland Park Hospital), 6.200%, 10/01/22

  34,120,000      Illinois Health Facilities Authority, Revenue Bonds, Series 1993 (Rush-      11/03 at 102        AAA    34,244,197
                    Presbyterian-St. Luke's Medical Center Obligated Group), 5.500%, 11/15/25

   7,275,000      Illinois Health Facilities Authority, Revenue Bonds, Series 1994 (Southern    3/04 at 102        AAA     7,580,332
                    Illinois Hospital Services), 5.850%, 3/01/14

  15,000,000      Illinois Health Facilities Authority, FHA Insured Mortgage Revenue Bonds,     2/06 at 102        AAA    15,804,450
                    Series 1996 (Sinai Health System), 6.000%, 2/15/24

  15,100,000      State of Illinois, General Obligation Bonds, Series of March 1992 (Full      10/02 at 102         AA    16,318,419
                    Faith and Credit), 6.200%, 10/01/04

                  State of Illinois, General Obligation Bonds, Series of August 1992 (Full
                    Faith and Credit):
  14,750,000        5.875%, 6/01/10                                                             6/02 at 102         AA    15,687,658
   5,000,000        5.875%, 6/01/11                                                             6/02 at 102         AA     5,296,650

  10,000,000      State of Illinois, General Obligation Bonds, Series of April 1993 (Full       4/03 at 102         AA    10,333,900
                    Faith & Credit), 5.700%, 04/01/18

  14,200,000      State of Illinois, Build Illinois Bonds (Sales Tax Revenue Bonds), Series     6/03 at 102        AAA    14,008,158
                    S, 5.250%, 6/15/18

  15,315,000      State of Illinois, Build Illinois Bonds (Sales Tax Revenue Bonds), Series O,  6/01 at 100        AAA    15,863,890
                    6.000%, 6/15/18

                  The Illinois State Toll Highway Authority, Toll Highway Priority Revenue
                    Bonds, 1992 Series A:
  20,000,000        6.450%, 1/01/13                                                             1/03 at 102         A+    21,510,400
   8,655,000        6.200%, 1/01/16                                                             1/03 at 102        AAA     9,302,048


   Principal                                                                                  Optional Call                   Market
      Amount      Description                                                                   Provisions*  Ratings**         Value
------------------------------------------------------------------------------------------------------------------------------------
                  Illinois (continued)

                  Metropolitan Pier and Exposition Authority (Illinois), McCormick Place
                  Expansion Project Bonds, Series 1992A:
$ 11,305,000        0.000%, 6/15/17                                                            No Opt. Call        AAA  $  4,012,597
  56,180,000        6.500%, 6/15/27 (Pre-refunded to 6/15/03)                                   6/03 at 102        Aaa    62,487,890

  16,510,000      Metropolitan Pier and Exposition Authority (Illinois), Dedicated State Tax    6/07 at 101        AAA    16,698,709
                    Revenue Bonds, Series 1997, 5.125%, 6/01/11

   5,000,000      Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and      6/03 at 102        AAA     5,401,050
                    Will Counties, Illinois, General Obligation Refunding Bonds, Series 1993C,
                    5.800%, 6/1/13 (Pre-refunded to 6/01/03)

   1,705,000      The Elderly Housing Corporation of Zion, Illinois, Housing Development        3/05 at 100          A     1,747,983
                    Revenue Bonds (Dell-Zion Associates Section 8 Assisted Project) Series
                    1978, 7.750%, 3/1/10
------------------------------------------------------------------------------------------------------------------------------------
                  Indiana - 3.8%

  10,835,000      Duneland School Building Corporation, First Mortgage Bonds, Series 1997,      8/07 at 101        AAA    11,016,161
                    5.450%, 8/01/15

  11,590,000      Indiana Health Facility Financing Authority, Hospital Revenue Refunding       9/02 at 102        AAA    12,537,135
                    Bonds, Series 1992A (Methodist Hospital of Indiana, Inc.), 5.750%, 9/01/11

  49,600,000      Indiana Health Facilities Financing Authority, Hospital Revenue Bonds        11/03 at 102        Aa2    50,723,936
                    (Daughters of Charity) Series 1993, 5.750%, 11/15/22

  10,100,000      Indiana State Office Building Commission Correctional Facilities Program,    12/03 at 100        AA-    10,971,428
                    Revenue Bonds, Series 1991, 6.375%, 7/01/16

   2,750,000      The Indianapolis Local Public Improvement Bond Bank, Series 1992 D Bonds,     2/03 at 102         AA     3,031,463
                    6.750%, 2/1/20

  12,500,000      The Indianapolis Local Public Improvement Bond Bank, Series 1993 A Bonds,     1/03 at 102        AAA    13,115,750
                    6.000%, 1/10/18

   8,400,000      Marion County Convention and Recreational Facilities Authority, Excise Taxes  6/08 at 101        AAA     7,944,720
                    Lease Rental Revenue Subordinate Bonds, Series 1997A, 5.000%, 6/01/27

   2,390,000      Southwind Housing, Inc., 7.125%, 11/15/21                                    No Opt. Call        N/R     2,864,487
------------------------------------------------------------------------------------------------------------------------------------
                  Iowa - 0.3%

   3,815,000      City of Davenport, Iowa, Hospital Facility Revenue Bonds (Mercy Hospital      7/04 at 100        AAA     4,202,337
                    Project), Series 1992, 6.625%, 7/01/14

   3,250,000      Iowa Housing Finance Authority, Single Family Mortgage Bonds, 1977 Series     8/98 at 100        Aaa     3,259,425
                    A, 5.875%, 8/01/08
------------------------------------------------------------------------------------------------------------------------------------
                  Kentucky - 3.1%

  34,500,000      County of Carroll, Kentucky, Collateralized Pollution Control Revenue Bonds   9/02 at 102        Aa2    38,879,775
                    (Kentucky Utilities Company Project) 1992 Series A, 7.450%, 9/15/16

   2,645,000      Kentucky Housing Corporation, Housing Revenue Bonds (FHA Insured/VA           7/01 at 102        AAA     2,791,718
                    Guaranteed), 1991 Series A, 7.250%, 1/01/17

  17,600,000      Kentucky Housing Corporation, Housing Revenue Bonds, 1993 Series B            1/04 at 102        AAA    18,066,928
                    (Federally Insured or Guaranteed Mortgage Loans), 5.300%, 7/01/10

  14,400,000      Kentucky Housing Corporation, Housing Revenue Bonds, 1993 Series B            1/04 at 102        AAA    14,752,944
                    (Federally Insured or Guaranteed Mortgage Loans), 5.400%, 7/01/14

  16,980,000      The Turnpike Authority of Kentucky, Resource Recovery Road Revenue Refunding  1/99 at 100         A+    16,981,019
                    Bonds, 1987 Series A, 5.000%, 7/01/08
------------------------------------------------------------------------------------------------------------------------------------
                  Maine - 0.8%

                  Maine State Housing Authority, Mortgage Purchase Bonds, 1994 Series A:
  13,650,000        5.650%, 11/15/20                                                            2/04 at 102         AA    13,828,133
  10,000,000        5.700%, 11/15/26                                                            2/04 at 102         AA    10,130,200
------------------------------------------------------------------------------------------------------------------------------------
                  Maryland - 0.1%

   2,500,000      Community Development Administration, Maryland Department of Housing and      1/07 at 102        Aa2     2,624,100
                    Community Development, Housing Revenue Bonds, Series 1996 A,
                    5.875%, 7/01/16

Portfolio of Investments
Nuveen Municipal Bond Fund (continued)
April 30, 1998

    Principal                                                                       Optional Call                          Market
       Amount     Description                                                         Provisions*     Ratings**             Value
---------------------------------------------------------------------------------------------------------------------------------
                  Massachusetts -- 3.1%

$  15,000,000     Massachusetts Bay Transportation Authority, Certificates            8/00 at 102           AAA     $  16,413,900
                   of Participation, 1990 Series A,
                   7.650%, 8/01/15 (Pre-refunded to 8/01/00)

    5,170,000     The Commonwealth of Massachusetts, General Obligation              No Opt. Call           AA-         5,244,862
                   Refunding Bonds, 1993 Series C,
                   4.700%, 8/01/02

                  Massachusetts Water Resources Authority, General Revenue
                   Bonds, 1990 Series A:
    6,500,000      7.500%, 4/01/16 (Pre-refunded to 4/01/00)                          4/00 at 102           AAA         7,029,555
    9,605,000      6.000%, 4/01/20 (Pre-refunded to 4/01/00)                          4/00 at 100           AAA         9,949,916

                  Massachusetts Water Resources Authority, General Revenue
                   Refunding Bonds, 1993 Series B:
   14,765,000      5.250%, 3/01/13                                                    3/03 at 102             A        14,772,235
   10,795,000      5.000%, 3/01/22                                                    3/03 at 100             A        10,219,087

   26,050,000     Massachusetts Water Resources Authority, General Revenue           12/04 at 102             A        25,608,974
                   Bonds, 1993 Series C,
                   5.250%, 12/01/20
---------------------------------------------------------------------------------------------------------------------------------
                  Michigan -- 5.0%

   15,000,000     School District of the City of Detroit, Wayne County,
                   Michigan, School Building and Site Improvement Bonds               5/06 at 102           AAA        15,520,050
                   (Unlimited Tax General Obligation), Series 1996A,
                   5.700%, 5/01/25

                  Michigan State Hospital Finance Authority, Hospital Revenue
                   and Refunding Bonds (The Detroit Medical Center Obligated
                   Group) Series 1993B:
   19,585,000      5.750%, 8/15/13                                                    8/04 at 102             A        19,984,142
   59,360,000      5.500%, 8/15/23                                                    8/04 at 102             A        59,273,928

    3,000,000     Michigan State Hospital Finance Authority, Hospital Revenue        10/05 at 100        BBB***         3,550,800
                   Refunding Bonds (Genesys Health System Obligated Group),
                   Series 1995A, 7.500%, 10/01/27 (Pre-refunded to 10/01/05)
   12,080,000     Michigan State Housing Development Authority, Rental Housing
                   Revenue Bonds, 1994 Series B,                                      4/04 at 102           AAA        12,467,406
                   5.700%, 4/01/12

   15,000,000     State of Michigan, State Trunk Line Fund Bonds,
                   Series 1992A, 5.500%, 10/01/21                                    10/02 at 100           AA-        15,069,300

   16,805,000     Hospital Finance Authority of the City of St. Joseph,
                   Revenue Refunding Bonds (Mercy Memorial Medical Center             1/04 at 102           AAA        16,575,444
                   Obligated Group), Series 1993, 5.250%, 1/01/16

    5,000,000     Regents of the University of Michigan, Hospital Revenue
                   Refunding Bonds, Series 1986A,                                    12/98 at 100            AA         5,009,900
                   6.625%, 12/01/10
---------------------------------------------------------------------------------------------------------------------------------
                  Minnesota -- 0.4%

    2,165,000     Minnesota Housing Finance Agency, Housing Development Bonds,        2/01 at 100            AA         2,193,297
                   1977 Series A, 6.250%, 2/01/20

    8,965,000     Minnesota Housing Finance Agency, Rental Housing Bonds,             2/05 at 102           AAA         9,319,386
                   1995 Series D, 5.800%, 8/01/11
---------------------------------------------------------------------------------------------------------------------------------
                  Missouri -- 0.8%

    6,195,000     Missouri Housing Development Commission, Housing Development        9/04 at 100           AA+         6,286,190
                   Bonds, Series B 1979, (Federally Insured Mortgage Bonds),
                   7.000%, 09/15/22

   15,750,000     Health and Educational Facilities Authority of the State of
                   Missouri, Health Facilities Refunding and Improvement         10/99 at 102 1/2          BBB+        16,981,808
                   Revenue Bonds (Heartland Health Systems Project)
                   8.125%, 10/01/10
---------------------------------------------------------------------------------------------------------------------------------
                  Montana -- 0.2%

    5,825,000     Montana Health Facility Authority, Health Care Revenue              6/06 at 102          BBB-         6,155,161
                   Bonds, Series 1996 (Community Medical Center, Inc.),
                   6.375%, 6/01/18
---------------------------------------------------------------------------------------------------------------------------------
                  Nebraska -- 1.1%

   28,800,000     Consumers Public Power District, Nebraska, Nuclear Facility         6/98 at 100            A+        28,806,336
                   Revenue Bonds, 1968 Series, 5.100%, 1/01/03

    2,195,000     Hospital Authority No. 1 of Hall County, Nebraska, Hospital         6/98 at 103         AA***         2,265,833
                   Facility Revenue Bonds (Lutheran Hospitals and Homes Society
                   Grand Island Project) Series 1977, 6.750%, 12/01/07
                   (Pre-refunded to 6/01/98)
---------------------------------------------------------------------------------------------------------------------------------
                  Nevada -- 0.3%

    8,630,000     City of Reno, Nevada, Insured Hospital Revenue Bonds                5/03 at 102           AAA         9,040,529
                   (St. Mary's Regional Medical Center),
                   Series 1993A, 5.800%, 5/15/13

   Principal                                                                                   Optional Call                  Market
      Amount      Description                                                                    Provisions*  Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
                  New Hampshire - 0.3%

$  8,500,000      The Industrial Development Authority of the State of New Hampshire,           12/01 at 103        Ba1 $  9,166,400
                    Pollution Control Revenue Bonds (Central Maine Power Company Project,
                    1984 Series B), 7.375%, 5/01/14
------------------------------------------------------------------------------------------------------------------------------------
                  New Jersey - 0.4%

  10,750,000      New Jersey Housing and Mortgage Finance Agency, Housing Revenue Bonds,         5/02 at 102         A+   11,576,783
                    1992 Series A, 6.950%, 11/01/13
------------------------------------------------------------------------------------------------------------------------------------
                  New York - 6.8%

  11,190,000      Battery Park City Authority, Senior Revenue Refunding Bonds, Series           11/03 at 102         AA   11,000,553
                    1993A, 5.000%, 11/01/13

   5,000,000      Municipal Assistance Corporation for the City of New York (A Public           No Opt. Call         AA    5,491,050
                    Benefit Corporation of the State of New York), Series L Bonds,
                    6.000%, 7/01/07

   2,350,000      The City of New York, General Obligation Bonds, Fiscal 1996 Series C,         No Opt. Call         A3    2,511,892
                    6.000%, 8/15/04

   8,000,000      The City of New York, General Obligation Bonds, Fiscal 1994 Series D,      8/03 at 101 1/2         A3    8,268,400
                    5.750%, 8/15/11

   8,525,000      The City of New York, General Obligation Bonds, Fiscal 1992 Series C,      8/02 at 101 1/2        AAA    9,394,891
                    Fixed Rate Bonds, Subseries C-1, 6.625%, 8/01/12 (Pre-refunded to
                    8/01/02)

                  The City of New York, General Obligation Bonds, Fiscal 1996 Series G:
   7,500,000        5.900%, 2/01/05                                                             No Opt. Call         A3    7,961,550
  12,655,000        5.750%, 2/01/17                                                          2/06 at 101 1/2         A3   13,044,268

  15,620,000      The City of New York, General Obligation Bonds, Fiscal 1997 Series F,      8/06 at 101 1/2         A3   16,538,300
                    6.000%, 8/01/16

                  The City of New York, General Obligation Bonds, Fiscal 1995 Series F:
  13,850,000        6.625%, 2/15/25 (Pre-refunded to 2/15/05)                                    2/05 at 101      A3***   15,609,504
     150,000        6.625%, 2/15/25                                                              2/05 at 101         A3      164,768

   8,600,000      New York City (New York), Municipal Water Finance Authority, Water and     6/02 at 101 1/2         A2    9,061,132
                    Sewer System Revenue Bonds, Fiscal 1993 Series A, 6.000%, 6/15/17

   8,400,000      Dormitory Authority of the State of New York, Beth Israel Medical Center      11/00 at 102        AAA    8,924,748
                    Revenue Bonds, Series 1996, 6.000%, 11/01/15

   8,000,000      Dormitory Authority of the State of New York, Mental Health Services           2/07 at 102         A-    8,070,560
                    Facilities Improvement, Revenue Bonds, Series 1997B, 5.500%, 8/15/17

  15,000,000      Dormitory Authority of the State of New York, The New York and Presbyterian    2/08 at 101        AAA   13,758,450
                    Hospital, FHA-Insured Mortgage Hospital Revenue Bonds, Series 1998, 4.750%,
                    8/01/27

                  New York State Housing Finance Agency, Health Facilities Revenue Bonds (New
                    York City), 1990 Series A Refunding:
  16,160,000        8.000%, 11/01/08 (Pre-refunded to 11/01/00)                                 11/00 at 102        Aaa   17,930,490
   3,330,000        8.000%, 11/01/08                                                            11/00 at 102       BBB+    3,648,315

   8,000,000      New York Local Government Assistance Corporation (A Public Benefit             4/02 at 102        AAA    8,911,120
                    Corporation of the State of New York), Series 1991D Bonds, 7.000%, 4/01/18

  11,490,000      State of New York Mortgage Agency, Mortgage Revenue Bonds, Eighth Series A,   10/98 at 100        Aaa   11,777,250
                    6.875%, 4/01/17

                  Power Authority of the State of New York, General Purpose Bonds, Series CC:
   3,990,000        5.000%, 1/01/08 (Pre-refunded to 1/01/03)                                    1/03 at 102     Aa2***    4,166,159
  17,270,000        5.250%, 1/01/18 (Pre-refunded to 1/01/03)                                    1/03 at 102     Aa2***   18,213,114

   5,000,000      Triborough Bridge and Tunnel Authority (New York), General Purpose Revenue     1/04 at 100        Aa3    4,603,700
                    Bonds, Series 1994A, 4.750%, 1/01/19
------------------------------------------------------------------------------------------------------------------------------------
                  North Carolina - 3.0%

  16,750,000      North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds,     1/99 at 100       Baa1   16,909,628
                    Refunding Series 1989 A, 6.500%, 1/01/24

  68,250,000      North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds,     1/03 at 102       Baa1   71,885,678
                    Refunding Series 1993 B, 6.250%, 1/01/12

                  Housing Authority of the City of Wilmington, North Carolina, First Mortgage
                    Revenue Bonds, Series 1979:
      60,000        7.750%, 6/01/98                                                             No Opt. Call        N/R       60,194
   1,195,000        7.750%, 6/01/10                                                             No Opt. Call        N/R    1,261,550

Portfolio of Investments

April 30, 1998

   Principal                                                                             Optional Call                        Market
      Amount    Description                                                                Provisions*   Ratings**             Value
------------------------------------------------------------------------------------------------------------------------------------
                Oklahoma - 0.3%

$  5,375,000    The Comanche County Hospital Authority (Lawton, Oklahoma), Hospital        7/99 at 102         AAA      $  5,732,115
                  Revenue Bonds, Series 1989, 8.050%, 7/01/16 (Pre-refunded to 7/01/99)

   2,970,000    Midwest City Memorial Hospital Authority (Midwest City, Oklahoma)          4/02 at 102     BBB+***         3,330,855
                  Hospital Revenue Bonds Series 1992, 7.375%, 4/01/12 (Pre-refunded to
                  4/01/02)
------------------------------------------------------------------------------------------------------------------------------------
                Oregon - 0.4%

  10,000,000    State of Oregon, Department of Administrative Services, Certificates of    5/07 at 101         AAA        10,431,700
                  Participation, 1997 Series A, 5.800%, 5/1/24
------------------------------------------------------------------------------------------------------------------------------------
                Pennsylvania - 2.8%

  10,000,000    Lehigh County Industrial Development Authority, Pollution Control Revenue  9/04 at 102         AAA        11,024,100
                  Refunding Bonds, 1994 Series B (Pennsylvania Power & Light Company
                  Project), 6.400%, 9/01/29

  22,500,000    Pennsylvania Housing Finance Agency, Rental Housing Refunding Bonds, Issue 7/03 at 102         AAA        23,285,250
                  1993, 5.750%, 7/01/14

                Pennsylvania Housing Finance Agency, Multi-Family Housing Refunding Bonds
                  (Federal Housing Administration Insured Mortgage Loans) Issue FHA 1992:
   4,025,000      8.100%, 7/01/13                                                          7/02 at 102         AAA         4,387,331
  16,830,000      8.200%, 7/01/24                                                          7/02 at 102         AAA        18,406,298

  16,600,000    Pennsylvania Intergovernmental Cooperation Authority, Special Tax Revenue  6/03 at 100         AAA        15,838,392
                  Refunding Bonds (City of Philadelphia Funding Program), Series of 1993A,
                  5.000%, 6/15/22


   7,000,000    City of Philadelphia, Pennsylvania, Water and Sewer Revenue Bonds,         8/01 at 100         AAA         7,577,360
                  Sixteenth Series, 7.000%, 8/01/18 (Pre-refunded to 8/01/01)
------------------------------------------------------------------------------------------------------------------------------------
                Rhode Island - 0.3%

   7,595,000    Rhode Island Convention Center Authority, Refunding Revenue Bonds, 1993    5/03 at 100         AAA         7,272,061
                  Series B, 5.000%, 5/15/20
------------------------------------------------------------------------------------------------------------------------------------
                Texas - 4.7%

                City of Austin, Texas, Water, Sewer and Electric Refunding Revenue
                  Bonds, Series 1982:
     260,000      14.000%, 11/15/01 (Pre-refunded to 5/15/99)                              5/99 at 100         AAA           273,793
     260,000      14.000%, 11/15/01 (Pre-refunded to 5/15/99)                              5/99 at 100       A2***           301,995
  16,450,000      14.000%, 11/15/01                                                       No Opt. Call          A2        19,372,672

  29,500,000    Brazos River Authority (Texas) Collateralized Revenue Refunding Bonds      8/00 at 102         AAA        30,264,345
                  (Houston Lighting & Power Company Project) Series 1995, 5.800%, 8/01/15

   6,585,000    Crowley Independent School District, Tarrant & Johnson Counties,           8/08 at 100         AAA         7,391,728
                  Unlimited Tax School Building Bonds, Series 1997, 6.500%, 8/01/23

  25,800,000    Harris County, Texas, Toll Road Senior Lien Revenue Refunding Bonds,       8/04 at 102         AAA        26,195,514
                  Series 1994, 5.300%, 8/15/13

   7,000,000    Harris County Health Facilities Development Corporation (Texas),          No Opt. Call         AAA         7,597,240
                  Hospital Revenue Bonds (St. Luke's Episcopal Hospital Project),
                  Series 1991A, 6.750%, 2/15/21

  47,245,000    City of San Antonio, Texas, Electric and Gas Systems Revenue Refunding     2/02 at 101         Aa1        45,624,024
                  Bonds, New Series 1992, 5.000%, 2/01/17
------------------------------------------------------------------------------------------------------------------------------------
                Utah - 3.5%

                Intermountain Power Agency (Utah), Power Supply Revenue Refunding Bonds,
                  1993 Series A:
   6,300,000      5.500%, 7/01/13                                                          7/03 at 102          A+         6,383,223
  25,175,000      5.500%, 7/01/20                                                          7/03 at 102          A+        25,187,588
  47,085,000      5.000%, 7/01/23                                                          7/03 at 100          A+        44,198,219

   2,200,000    Intermountain Power Agency (Utah), Power Supply Revenue Bonds, 1986        7/98 at 100          A+         2,200,858
                  Series B, 6.000%, 7/01/15

   6,740,000    Intermountain Power Agency (Utah), Power Supply Revenue Bonds, 1986        7/98 at 100          A+         6,394,845
                  Series C, 5.000%, 7/01/18

  15,100,000    Intermountain Power Agency (Utah), Power Supply Revenue Refunding Bonds,   7/07 at 102         AAA        15,769,685
                  1997 Series B, 5.750%, 7/01/19

   1,490,000    Layton, Utah, Industrial Development Revenue Bonds (C.D.I. Ltd. Project-   6/98 at 100         N/R         1,493,740
                  K Mart Guaranteed), 8.750%, 6/01/05

   Principal                                                                            Optional Call                         Market
      Amount  Description                                                                 Provisions*  Ratings**               Value
------------------------------------------------------------------------------------------------------------------------------------
              Vermont - 0.1%

$    215,000  University of Vermont and State Agricultural College, Housing, Dining       7/98 at 101         A+        $    217,936
                and Student Services Facilities System Bonds, Lot 1 Series 1969-A,
                6.300%, 7/01/06
------------------------------------------------------------------------------------------------------------------------------------
              Virginia - 3.9%

     690,000  Industrial Development Authority of the City of Chesapeake, Medical         9/98 at 100        N/R             693,090
                Facility Insured-Mortgage Revenue Bonds (Medical Facilities of America
                XIV Project) Series 1979, 7.500%, 9/01/01

   7,750,000  Richmond Metropolitan Authority (Virginia), Expressway Revenue and          7/02 at 102        AAA           8,352,252
                Refunding Bonds, Series 1992-B, 6.250%, 7/15/22

  50,000,000  Virginia Housing Development Authority, Commonwealth Mortgage Bonds,        1/02 at 102        AA+          52,340,000
                1992 Series A, 7.150%, 1/01/33

   3,070,000  Virginia Housing Development Authority, Multi-Family Mortgage Bonds,        5/98 at 101        AA+           3,107,730
                1978 Series B, 6.700%, 11/01/21

              Virginia Housing Development Authority, Multi-Family Housing Bonds, 1993
                Series C:
  19,080,000    5.550%, 5/01/08                                                           5/03 at 102        AA+          19,727,765
  28,075,000    5.900%, 5/01/14                                                           5/03 at 102        AA+          29,016,635
------------------------------------------------------------------------------------------------------------------------------------
              Washington - 6.9%

  23,260,000  Public Utility District No. 1 of Chelan County, Rocky Reach Hydro-Electric  1/99 at 100         AA          23,265,581
                System Revenue Bonds, Series of 1957, 5.000%, 7/01/13

   6,450,000  Public Utility District No. 1 of Chelan County, Rocky Reach Hydro-Electric  1/99 at 100         AA           6,449,420
                System Revenue Bonds, Series of 1968, 5.125%, 7/01/23

  14,335,000  Public Utility District No. 1 of Douglas County, Washington, Wells          9/98 at 101         A+          13,032,808
                Hydroelectric Revenue Bonds, Series of 1963, 4.000%, 9/01/18

   7,250,000  Municipality of Metropolitan Seattle, Sewer Refunding Revenue Bonds,        1/03 at 102        AAA           7,571,827
                Series Y, 5.700%, 1/01/12

   5,000,000  Washington Public Power Supply System, Nuclear Project No. 1 Refunding     No Opt. Call        Aa1           6,075,450
                Revenue Bonds, Series 1989B, 7.125%, 7/01/16

              Washington Public Power Supply System, Nuclear Project No. 1 Refunding
                Revenue Bonds, Series 1993A:
  14,260,000    7.000%, 7/01/07                                                          No Opt. Call        Aa1          16,420,960
  18,500,000    5.750%, 7/01/13                                                           7/03 at 102        Aa1          19,145,650
  10,000,000    5.700%, 7/01/17                                                           7/03 at 102        AAA          10,219,000

   7,805,000  Washington Public Power Supply System, Nuclear Project No. 1 Refunding     No Opt. Call        Aa1           9,138,874
                Revenue Bonds, Series 1993B, 7.000%, 7/01/09

  10,000,000  Washington Public Power Supply System (Bonneville), Nuclear Project         7/03 at 102        Aa1          10,008,000
                No. 1 Refunding Revenue Bonds, Series 1993C, 5.375%, 7/01/15

   8,835,000  Washington Public Power Supply System, Nuclear Project No. 3 Refunding      7/03 at 102        Aa1           9,058,701
                Revenue Bonds, Series 1993B, 5.700%, 7/01/18

              Washington Public Power Supply System, Nuclear Project No. 3 Refunding
                Revenue Bonds, Series 1993C:
   9,180,000    5.300%, 7/01/10                                                           7/03 at 102        Aa1           9,287,864
  51,070,000    5.375%, 7/01/15                                                           7/03 at 102        Aa1          50,530,190
  11,545,000    5.500%, 7/01/18                                                           7/03 at 102        Aa1          11,446,867
------------------------------------------------------------------------------------------------------------------------------------
              Wisconsin - 4.4%

   4,500,000  Wisconsin Housing and Economic Development Authority, Insured Mortgage     No Opt. Call         AA           4,642,200
                Revenue Refunding Bonds, 1977 Series A, 5.800%, 6/01/17

   8,500,000  Wisconsin Housing and Economic Development Authority, Multi-Family Housing  4/02 at 102         A1           9,123,814
                Revenue Bonds, 1992 Series B, 7.050%, 11/01/22

  28,200,000  Wisconsin Housing and Economic Development Authority, Housing Revenue      12/03 at 102         A1          28,734,953
                Bonds, 1993 Series C, 5.800%, 11/01/13

  13,700,000  Wisconsin Health and Educational Facilities Authority, Revenue Bonds,      11/01 at 102        AAA          14,603,651
                Series 1991 (Columbia Hospital, Inc.), 6.250%, 11/15/21

                         Portfolio of Investments

                         April 30, 1998

      Principal                                                                       Optional Call                           Market
         Amount      Description                                                        Provisions*    Ratings**               Value
------------------------------------------------------------------------------------------------------------------------------------
                     Wisconsin (continued)
$     9,830,000      Wisconsin Health and Educational Facilities Authority, Health      6/02 at 102          AAA     $    10,522,228
                       Facilities Refunding Revenue Bonds (SSM Health Care),
                       Series 1992AA, 6.250%, 6/01/20

      3,750,000      Wisconsin Health and Educational Facilities Authority, Revenue    10/04 at 102          AAA           3,957,262
                       Bonds, Series 1994A (Froedtert Memorial Lutheran
                       Hospital, Inc.), 5.875%, 10/01/13

      6,000,000      Wisconsin Health and Educational Facilities Authority, Revenue    12/02 at 102          AAA           6,322,560
                       Bonds, Series 1992A (Meriter Hospital, Inc.), 6.000%, 12/01/22

     18,500,000      Wisconsin Health and Educational Facilities Authority Revenue      8/03 at 102          AAA          18,018,444
                       Bonds, Series 1993 (Aurora Health Care Obligated
                       Group), 5.250%, 8/15/23

     32,000,000      Wisconsin Health and Educational Facilities Authority, Revenue     5/06 at 102          AAA          32,908,480
                       Bonds, Series 1996 (Aurora Medical Group, Inc.
                       Project), 5.750%, 11/15/25
------------------------------------------------------------------------------------------------------------------------------------
$ 2,849,465,000      Total Investments --(cost--$2,654,721,175)--98.5%                                                 2,881,961,684
===============---------------------------------------------------------------------------------------------------------------------
                     Other Assets Less Liabilities--1.5%                                                                  42,530,887
                     ---------------------------------------------------------------------------------------------------------------
                     Net Assets--100%                                                                                $ 2,924,492,571
                     ===============================================================================================================





   * Optional Call Provision (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

  **  Ratings (not covered by the report of independent public accountants):
      Using the higher of Standard & Poor's or Moody's rating.

*** Securities are backed by an escrow or trust containing sufficient U.S. government or U.S. government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

N/R   Investment is not rated.

                                 See accompanying notes to financial statements.



                      Portfolio of Investments
                      Nuveen Insured Municipal Bond Fund
                      April 30, 1998



   Principal                                                                           Optional Call                       Market
      Amount       Description                                                           Provisions*   Ratings**            Value
---------------------------------------------------------------------------------------------------------------------------------
                   Alabama -- 8.1%

$  5,600,000       The Alabama Public Health Care Authority, Mortgage Revenue          10/06 at 102         AAA     $   5,925,696
                     Bonds, Series 1996, 6.000%, 10/01/25

   2,120,000       The Water Supply Board of the City of Albertville (Alabama)          3/02 at 102         AAA         2,308,023
                     Water Revenue Bonds, Series 1992, 6.700%, 3/01/11

   3,500,000       City of Athens, Alabama, Electric Revenue Warrants, Series           6/05 at 102         AAA         3,721,375
                     1995, 6.000%, 6/01/25

   4,405,000       The Governmental Utility Services Corporation of the City of         12/99 at 102         AAA        4,705,333
                     Auburn, Floating/Fixed Rate Wastewater Treatment Revenue
                     Bonds, Series 1984, 7.300%, 1/01/12

   1,875,000       The Special Care Facilities Financing Authority of the City           1/01 at 102         AAA        1,965,694
                     of Birmingham, Baptist Medical Centers Revenue Bonds,
                     Series 1991-A, (The Baptist Medical Centers), 7.000%,
                     1/01/21

   1,225,000       The Utilities Board of the City of Daphne (Alabama), Water,          6/00 at 102          AAA        1,319,105
                     Gas and Sewer Revenue Refunding Bonds, Series 1990B,
                     7.350%, 6/01/20

   6,750,000       The Public Building Authority of the City of Huntsville             10/05 at 102          AAA        7,163,303
                     (Alabama), Municipal Justice and Public Safety Center Lease
                     Revenue Bonds, Series 1996A, 6.000%, 10/01/25

   3,000,000       City of Madison (Alabama), General Obligation School                 2/04 at 102          AAA        3,264,990
                     Warrants, Series 1994, 6.250%, 2/01/19

   5,500,000       City of Madison (Alabama), General Obligation Warrants,              4/05 at 102          AAA        5,842,815
                     Series 1995, 6.000%, 4/01/23

   3,000,000       Mobile County, Alabama, General Obligation Tax Pledge                2/00 at 102          AAA        3,191,070
                     Warrants, Series 1991, 6.700%, 2/01/11 (Pre-refunded to
                     2/01/00)

   5,580,000       BMC Special Care Facilities Financing Authority of the City          9/07 at 102          AAA        5,560,805
                     of Montgomery, Revenue Bonds, Series 1997-C (Baptist
                     Medical Center), 5.375%, 9/01/22

  12,000,000       The Medical Clinic Board of The City of Montgomery, Alabama,         3/06 at 102          AAA       12,693,000
                     Health Care Facility Revenue Bonds, Jackson Hospital &
                     Clinic, Series 1996, 6.000%, 3/01/26

                   The Utilities Board of the City of Oneonta (Alabama), Utility
                     Revenue Bonds, Series 1994:
   2,860,000         6.900%, 11/01/24 (Pre-refunded to 11/01/04)                       11/04 at 102          AAA        3,295,378
     140,000         6.900%, 11/01/24                                                  11/04 at 102          AAA          158,903

                   West Morgan-East Lawrence Water Authority, Water Revenue
                     Bonds, Series 1994:
   2,200,000         6.800%, 8/15/19 (Pre-refunded to 8/15/04)                          8/04 at 102          AAA        2,515,612
   3,000,000         6.850%, 8/15/25 (Pre-refunded to 8/15/04)                          8/04 at 102          AAA        3,437,820
---------------------------------------------------------------------------------------------------------------------------------
                   Alaska -- 2.9%

                   Alaska Industrial Development and Export Authority, Revolving
                     Fund Bonds, Series 1997A:
   4,500,000         5.900%, 4/01/17                                                    4/07 at 102          AAA        4,722,570
   5,000,000         6.125%, 4/01/27                                                    4/07 at 102          AAA        5,359,850

   8,565,000       Alaska Housing Finance Corporation, Mortgage Revenue Bonds,          6/06 at 102          AAA        9,028,281
                     1996 Series A, 6.000%, 12/01/15

   5,000,000       Alaska Housing Finance Corporation, Mortgage Revenue Bonds,          6/07 at 102          AAA        5,226,300
                     1997 Series A, 6.000%, 6/01/27
---------------------------------------------------------------------------------------------------------------------------------
                   Arizona -- 2.1%

   5,000,000       Navajo County, Arizona, Pollution Control Corporation,               8/03 at 102           A-        5,129,000
                     Pollution Control Revenue Refunding Bonds (Arizona Public
                     Service Company), 1993 Series A, 5.875%, 8/15/28

   6,000,000       Tempe Union High School District No. 213 of Maricopa County,         7/04 at 101          AAA        6,461,460
                     Arizona, School Improvement and Refunding Bonds, Series
                     1994, 6.000%, 7/01/10

   5,000,000       City of Tucson, Arizona, Water System Revenue Bonds, Series          7/08 at 100          AAA        5,533,350
                     1994-A, 6.000%, 7/01/21

                      Portfolio of Investments
                      Nuveen Insured Municipal Bond Fund (continued)
                      April 30, 1998



   Principal                                                                        Optional Call                         Market
      Amount       Description                                                        Provisions*    Ratings**             Value
--------------------------------------------------------------------------------------------------------------------------------
                   California -- 8.9%
$  3,525,000       Brea Public Financing Authority (Orange County, California),       8/01 at 102          AAA     $   3,886,277
                     1991 Tax Allocation Revenue Bonds, Series A (Redevelopment
                     Project AB), 7.000%, 8/1/15 (Pre-refunded to 8/01/01)

   5,000,000       California Health Facilities Financing Authority, Insured          7/06 at 102          AAA         5,300,250
                     Health Facility Refunding Revenue Bonds (Catholic
                     Healthcare West), 1996 Series A, 6.000%, 7/01/25

   8,000,000       Culver City Unified School District, (Los Angeles County,          2/08 at 101          AAA         7,679,920
                     California), General Obligation Bonds, Election of 1996,
                     Series 1998, 5.125%, 8/01/37

   1,000,000       M-S-R Public Power Agency (California), San Juan Project           7/98 at 100          AAA         1,003,010
                     Refunding Revenue Bonds, Series H, 5.900%, 7/01/20

  13,750,000      Ontario Redevelopment Financing Authority (San Bernardino           8/03 at 102          AAA        14,547,088
                     County, California) 1993 Revenue Bonds (Ontario
                     Redevelopment Project No. 1), 5.800%, 8/01/23

   5,295,000       County of Riverside, California (1994 Desert Justice Facility     12/04 at 101          AAA         5,679,364
                     Project) Certificates of Participation, 6.000%, 12/01/12
                     (Pre-refunded to 12/04/04)

   2,250,000       Sacramento Municipal Utility District (California), Electric       9/01 at 102          AAA         2,451,870
                     Revenue Bonds, 1991 Series Y, 6.500%, 9/01/21 (Pre-refunded to 9/01/01)

   2,435,000       County of San Diego, California, Certificates of                   8/08 at 102          AAA         2,304,216
                     Participation, Sharp Healthcare Obligated Group, 5.000%,
                     8/15/28 (DD)

  17,500,000      San Joaquin Hills Transportation Corridor Agency Toll Road          1/07 at 102          AAA        17,206,525
                     Refunding Revenue Bonds, Series 1997A, 5.250%, 1/15/30

   3,000,000       Santa Clara County Financing Authority, Lease Revenue Bonds,      11/07 at 102          AAA         2,873,190
                     (VMC Facility Replacement Project, 1994 Series A, 5.000%,
                     11/15/22

  10,000,000      The Regents of the University of California, Revenue Bonds          9/02 at 102          AAA        10,996,000
                     (Multiple Purpose Projects), Series D, 6.375%, 9/01/24
                     (Pre-refunded to 9/01/02)
--------------------------------------------------------------------------------------------------------------------------------
                   Colorado -- 1.0%

   4,500,000       Board of Water Commissioners, City and County of Denver,          11/01 at 101          AAA         4,835,925
                     Colorado, Certificates of Participation, Series 1991,
                     6.625%, 11/15/11

   3,500,000       Jefferson County, Colorado, Refunding, Certificates of            12/02 at 102          AAA         3,873,590
                     Participation, 6.650%, 12/01/08
--------------------------------------------------------------------------------------------------------------------------------
                   Delaware -- 0.5%

   3,600,000       Delaware Economic Development Authority, Pollution Control         5/02 at 102          AAA         3,915,216
                     Refunding Revenue Bonds (Delmarva Power & Light Company
                     Project) Series 1992 Series B, 6.750%, 5/01/19
--------------------------------------------------------------------------------------------------------------------------------
                   Florida -- 0.1%

     920,000       Florida Keys Aqueduct Authority, Water Revenue Refunding           9/01 at 101          AAA           999,810
                     Bonds, Series 1991, 6.750%, 9/01/21 (Pre-refunded to
                     9/01/01)

      80,000       Florida Keys Aqueduct Authority, Water Revenue, 6.750%,            9/01 at 101          AAA            86,124
                     9/01/21
--------------------------------------------------------------------------------------------------------------------------------
                   Georgia -- 2.8%

   5,000,000       City of Albany (Georgia), Sewerage System Revenue Bonds,           7/02 at 102          AAA         5,517,750
                     Series 1992, 6.625%, 7/01/17 (Pre-refunded to 7/01/02)

   5,000,000       Development Authority of Appling County (Georgia), Pollution       1/04 at 101          AAA         5,583,300
                     Control Revenue Bonds (Oglethorpe Power Corporation Hatch
                     Project), Series 1994, 7.150%, 1/01/21

   2,250,000       Chatham County Hospital Authority, Hospital Revenue Bonds          1/01 at 101          AAA         2,444,940
                     (Memorial Medical Center, Inc.) (Savannah, Georgia), Series
                     1990A, 7.000%, 1/01/21 (Pre-refunded to 1/01/01)

   3,020,000       Development Authority of the City of Marietta, First Mortgage      9/05 at 102          AAA         3,190,177
                     Revenue Bonds (Life College, Inc.), Series 1995A and Series
                     1995B, 5.950%, 9/01/19

   6,180,000       Marietta Development Authority (Life College), 6.250%,             9/05 at 102          AAA         6,775,072
                     9/01/25


   Principal                                                                      Optional Call                             Market
      Amount      Description                                                       Provisions*    Ratings**                 Value
------------------------------------------------------------------------------------------------------------------------------------
                  Illinois--14.9%

$  2,500,000      City of Chicago (Illinois), General Obligation Adjustable     7/02 at 101 1/2          AAA          $  2,768,850
                    Rate Bonds, Central Public Library Project, Series C
                    of 1988, 6.850%, 1/01/17 (Pre-refunded to 7/01/02)

   5,000,000      City of Chicago, General Obligation Bonds, Project Series A       1/02 at 102          AAA             5,381,000
                    of 1992, 6.250%, 1/01/12 (Pre-refunded to 1/01/02)

                  Chicago School Reform Board of Trustees of the Board of
                    Education of the City of Chicago, Illinois, Unlimited Tax
                    General Obligation Bonds, Series 19:
   9,590,000          5.800%, 12/01/17                                             12/07 at 102          AAA            10,070,267
  10,000,000          5.750%, 12/01/27                                             12/07 at 102          AAA            10,411,800
  10,000,000          5.250%, 12/01/30                                             12/07 at 102          AAA             9,681,400

  12,800,000      Public Building Commission of Chicago (Illinois), Building
                    Revenue Bonds, Series A of 1993,                               12/03 at 102          AAA            13,252,224
                    5.750%, 12/01/18

   6,540,000      Town of Cicero, Cook County, Illinois, General Obligation
                    Corporate Purpose Bonds, Series 1994A,                         12/04 at 102          AAA             7,208,519
                    6.400%, 12/01/14

   7,500,000      The County of Cook, Illinois, General Obligation Bonds,          11/03 at 100          AAA             7,126,500
                    Series 1993A, 5.000%, 11/15/23

   2,500,000      Community College District No. 508, Cook County, Illinois,
                    Certificates of Participation,                                 No Opt. Call          AAA             3,191,700
                    8.750%, 1/01/07

   2,370,000      Board of Governors of State Colleges and Universities
                    (Illinois), Eastern Illinois University,                        4/04 at 102          AAA             2,591,168
                    Auxiliary Facilities System Revenue Bonds, Series 1994A,
                    6.375%, 4/01/16

   1,900,000      Illinois Educational Facilities Authority, Revenue Refunding      5/06 at 102          AAA             2,064,008
                    Bonds, (Midwestern University), Series 1966B, 6.250%, 5/15/26

   6,595,000      Illinois Health Facilities Authority, Revolving Fund Pooled       2/99 at 103          AAA             6,967,354
                    Financing Program, Methodist Health Services Corporation,
                    Peoria, 8.000%, 8/01/15

   4,500,000      Illinois Health Facilities Authority, Revenue Bonds, Series       5/04 at 102          AAA             4,874,040
                    1994 (Ingalls Health System Project), 6.250%, 5/15/24

   3,000,000      Illinois Health Facilities Authority, Revenue Bonds, Series       8/04 at 102          AAA             3,209,730
                    1994A (The University of Chicago Hospitals Project),
                    6.125%, 8/15/24

   4,000,000      Illinois Health Facilities Authority, Health Care Facilities     11/04 at 102          AAA             4,512,360
                    Revenue Bonds, Series 1995, (Northwestern Medical Faculty
                    Foundation, Inc.), 6.500%, 11/15/15 (Pre-refunded to 11/15/04)

   7,000,000      Illinois Health Facilities Authority, Revenue Bonds,              1/06 at 102          AAA             7,371,840
                    (Carle Foundation), Series 1996, 6.000%, 1/01/27

     169,000      Illinois Health Facilities Authority, Revenue (Community          1/06 at 102          AAA               192,746
                    Provider Pooled Loan Program), 7.900%, 8/15/03

   1,003,000      Illinois Health Facilities Authority, Revenue Bonds Series        5/98 at 101          AAA             1,016,109
                    1988-B, (Community Provider Pooled Loan Program),
                    7.900%, 8/15/03

   5,000,000      State of Illinois, General Obligation Bonds, Series of August     8/04 at 102           AA             5,257,900
                    1994, 5.875%, 8/01/19

                  State of Illinois, General Obligation Bonds, Series of February
                    1995:

   3,065,000        6.100%, 2/01/19                                                 2/05 at 102          AAA             3,275,136
   5,545,000        6.100%, 2/01/20                                                 2/05 at 102          AAA             5,925,165

   4,000,000      Regional Transportation Authority, Cook, DuPage, Kane, Lake,      6/03 at 102          AAA             4,329,880
                    McHenry and Will Counties, Illinois, General Obligation
                    Refunding Bonds, Series 1993C, 5.850%, 6/01/23
                    (Pre-refunded to 6/01/03)

   2,850,000      Village of Woodridge, Dupage, Will and Cook Counties, Illinois   12/07 at 105          AAA             2,880,581
                    Multifamity Revenue Refunding Bonds, (GNMA Collateralized
                    Mortgage Loan, Hawthorn Ridge Apartments), 5.650%, 12/20/32

------------------------------------------------------------------------------------------------------------------------------------
                  Indiana--7.4%
   5,000,000      Indiana Health Facility Financing Authority, Hospital Revenue     5/02 at 102          AAA             5,360,100
                    Refunding and Improvement Bonds, Series 1992 (Community
                    Hospitals Projects), 6.400%, 5/01/12

   5,000,000      Indiana Municipal Power Agency, Power Supply System Revenue       1/03 at 102          AAA             5,332,250
                    Bonds, 1993 Series A, 6.125%, 1/01/19

                  Indiana Housing Finance Authority, Single Family Mortgage
                    Revenue Bonds, 1997 Series B-2:

   1,755,000        6.000%, 7/01/16                                             1/07 at 101 1/2          Aaa             1,826,393
  10,620,000        6.125%, 1/01/27                                                 1/07 at 102          Aaa            11,071,031

   3,750,000      City of Indianapolis, Indiana, Gas Utility System Revenue Bonds,
                    Series 1992 A, 6.200%, 6/01/23                                  6/02 at 102          AAA             4,014,413

Portfolio of Investments
Nuveen Insured Municipal Bond Fund (continued)
April 30, 1998

   Principal                                                                                   Optional Call                  Market
      Amount    Description                                                                      Provisions*  Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
                Indiana (continued)

$  4,950,000    Jasper County, Indiana, Collateralized Pollution Control Refunding Revenue
                  Bonds (Northern Indiana Public Service Company Project), Series 1991,
                  7.100%, 7/01/17                                                                7/01 at 102        AAA  $ 5,376,492

   2,000,000    Lawrence Central High School Building Corporation, Marion County,
                  Indiana, First Mortgage Bonds, Series 1990, 7.250%, 7/01/08
                  (Pre-refunded to 7/01/00)                                                      7/00 at 102        AAA    2,166,180

   3,300,000    Marion County Convention and Recreational Facilities Authority (Indiana),
                  Excise Taxes Lease Rental Revenue Bonds, Series 1991B, 7.000%, 6/01/21
                  (Pre-refunded to 6/01/01)                                                      6/01 at 102        AAA    3,617,889

  13,000,000    Marion County Convention and Recreational Facilities Authority, Excise Taxes
                  Lease Rental Revenue Subordinate Bonds, Series 1997A, 5.000%, 6/01/27          6/08 at 101        AAA   12,295,400

   2,250,000    Hospital Authority of Monroe County, Hospital Revenue Refunding Bonds,
                  Series 1989 (Bloomington Hospital Project), 7.125%, 5/01/11                    5/99 at 101        AAA    2,332,778

   1,000,000    City of Princeton, Indiana, Pollution Control Refunding Revenue Bonds,
                  1990 Series (Public Service Company of Indiana, Inc. Project C),
                  7.375%, 3/15/12                                                                3/00 at 102        AAA    1,067,970

   2,000,000    Hospital Authority of St. Joseph County (Indiana), Fixed Rate Hospital
                  Revenue Refunding Bonds, Series 1991A (Memorial Hospital of South Bend
                  Project), 7.000%, 8/15/20 (Pre-refunded to 8/15/01)                            8/01 at 102        AAA    2,199,020

   2,190,000    Shelby County Jail Building Corporation, First Mortgage Bonds (Shelby
                  County, Indiana), 6.500%, 7/15/09 (Pre-refunded to 7/15/02)                    7/02 at 102        AAA    2,407,796

   2,265,000    Southwest Allen Multi School Bldg. Corp., First Mortgage Refunding Bonds,
                  Series 1992 B, Fort Wayne, Indiana, 6.375%, 1/15/09                            1/02 at 101        AAA    2,424,773
------------------------------------------------------------------------------------------------------------------------------------
                Louisiana - 2.7%

   7,000,000    Louisiana Public Facilities Authority, Hospital Revenue Refunding Bonds
                  (Southern Baptist Hospital Project), Series 1992, 6.800%, 5/15/12
                  (Pre-refunded to 5/15/02)                                                      5/02 at 102        AAA    7,755,370

   1,595,000    Louisiana Public Facilities Authority, Fixed Rate Health and Education
                  Capital Facilities Revenue Bonds (West Jefferson Medical Center),
                  Series 1985D, 7.900%, 12/01/15                                                12/98 at 102        AAA    1,659,948

                State of Louisiana General Obligation Bonds, Series 1992-A:
   5,000,000      6.500%, 5/01/09                                                                5/02 at 102        AAA    5,482,550
   2,000,000      6.500%, 5/01/12 (Pre-refunded to 5/01/02)                                      5/02 at 102        AAA    2,193,020

   4,750,000    Hospital Service District No. 1 of the Parish of Tangipahoa, State of
                  Louisiana, Hospital Revenue Bonds (Series 1994), 6.250%, 2/01/24               2/04 at 102        AAA    5,144,535
------------------------------------------------------------------------------------------------------------------------------------
                Maine - 3.7%

   3,175,000    Maine Health and Higher Educational Facilities Authority, Revenue Bonds,
                  Series 1994B, 7.000%, 7/01/24                                                  7/04 at 102        AAA    3,604,070

  11,500,000    Maine Health and Higher Educational Facilities Authority, Revenue Bonds,
                  Series 1995A, 5.875%, 7/01/25                                                  7/05 at 102        AAA   12,067,985

  12,750,000    Maine State Housing Authority, Mortgage Purchase Bonds, 1996 Series B-2,
                  6.450%, 11/15/26                                                               5/06 at 102        AAA   13,664,558

                Old Orchard Beach, General Obligation:
     750,000      6.650%, 9/01/09                                                                9/02 at 103        AAA      833,168
     500,000      6.650%, 9/01/10                                                                9/02 at 103        AAA      551,675
------------------------------------------------------------------------------------------------------------------------------------
                Massachusetts - 3.2%

   3,500,000    City of Boston, Massachusetts, Revenue Bonds, Boston City Hospital (FHA
                  Insured Mortgage), Series A, 7.625%, 2/15/21 (Pre-refunded to 8/15/00)         8/00 at 102        Aaa    3,822,000

   1,150,000    City of Haverhill, Massachusetts, General Obligation Municipal Purpose
                  Loan of 1992, Series A, 7.000%, 6/15/12 (Pre-refunded to 6/15/02)              6/02 at 102        AAA    1,283,538

   1,250,000    Massachusetts Bay Transportation Authority, Certificates of
                  Participation, 1990 Series A, 7.650%, 8/01/15 (Pre-refunded to 8/01/00)        8/00 at 102        AAA    1,367,825

   2,000,000    Massachusetts Health and Educational Facilities Authority, Revenue Bonds,
                  Capital Asset Program Issue, Series F, 7.300%, 10/01/18 (Pre-refunded
                  to 4/01/00)                                                                    4/00 at 102        AAA    2,154,080

   3,400,000    Massachusetts Health and Educational Facilities Authority, Revenue Bonds,
                  New England Medical Center Hospitals Issue, Series F, 6.625%, 7/01/25          7/02 at 102        AAA    3,696,888

  Principal                                                                            Optional Call                      Market
     Amount    Description                                                               Provisions*    Ratings**          Value
--------------------------------------------------------------------------------------------------------------------------------
               Massachusetts (continued)

$ 4,000,000    Massachusetts Health and Educational Facilities Authority,                7/02 at 102          AAA    $ 4,330,560
                Revenue Bonds, South Shore Hospital Issue, Series D,
                6.500%, 7/01/22

  5,875,000    Massachusetts Health and Educational Facilities Authority,               11/03 at 102          AAA      5,742,871
                Revenue Bonds, Cape Cod Health Systems, Inc. Issue,
                Series A, 5.250%, 11/15/21

  4,000,000    Massachusetts Health and Educational Facilities Authority,               10/05 at 102          AAA      4,229,640
                Revenue Bonds, Berkshire Health Systems Issue, Series D,
                6.000%, 10/01/19
--------------------------------------------------------------------------------------------------------------------------------
               Michigan -- 5.0%

 12,130,000    City of Bay City, County of Bay, State of Michigan, 1991                 No Opt. Call          AAA      3,519,641
                General Obligation Unlimited Tax Street Improvement Bonds,
                0.000%, 6/01/21

  5,000,000    Caledonia Community Schools, Counties of Kent, Allegan and                5/02 at 102          AAA      5,518,950
                Barry, State of Michigan, 1992 School Building and Site
                and Refunding Bonds (General Obligation -- Unlimited Tax),
                6.700%, 5/01/22 (Pre-refunded to 5/01/02)

  2,500,000    Chelsea School District, Counties of Washtenaw and Jackson,               5/05 at 101          AAA      2,639,625
                State of Michigan, 1995 School Building and Site Bonds
                (General Obligation -- Unlimited Tax), 6.000%, 5/01/19

  2,000,000    City of Detroit, Michigan, Sewage Disposal System Revenue Bonds,          7/01 at 102          AAA      2,175,260
                Series 1991, 6.625%, 7/01/21 (Pre-refunded to 7/01/01)

  4,750,000    City of Detroit, Michigan, Sewage Disposal System Revenue Refunding       7/05 at 100          AAA      4,525,990
                Bonds, Series 1995-B, 5.000%, 7/01/25

  5,000,000    Michigan State Hospital Finance Authority, Hospital Revenue Bonds        11/06 at 102          AAA      5,227,450
                (Sparrow Obligated Group), Series 1996, 5.900%, 11/15/26

  8,280,000    Michigan State Housing Development Authority, Rental Housing Revenue      4/07 at 102          AAA      8,704,184
                Bonds, 1997 Series A, 6.100%, 10/01/33

  2,000,000    Michigan Strategic Fund Limited Obligation Refunding Revenue Bonds       12/01 at 102          AAA      2,173,700
                (The Detroit Edison Company Pollution Control Bonds Project),
                Series 1991DD, 6.875%, 12/01/21

               Petoskey Hospital Finance Authority, Limited Obligation Revenue and
               Refunding Bonds (Northern Michigan Hospitals Obligated Group),
               Series 1998:
  3,000,000     5.000%, 11/15/18                                                         5/08 at 102          AAA      2,873,610
  3,270,000     5.000%, 11/15/27                                                         5/08 at 102          AAA      3,077,888

  1,085,000    School District of the City of River Rouge, County of Wayne,          5/03 at 101 1/2          AAA      1,109,564
                State of Michigan, 1993 School Building and Site Bonds (General
                Obligation -- Unlimited Tax), 5.625%, 5/01/22
--------------------------------------------------------------------------------------------------------------------------------
               Mississippi -- 0.8%

  6,400,000    Medical Center Educational Building Corporation (Mississippi),           12/04 at 102          AAA      7,006,784
                Revenue Bonds, Series 1993 (University of Mississippi Medical
                Center Project), 5.900%, 12/01/23 (Pre-refunded to 12/01/04)
--------------------------------------------------------------------------------------------------------------------------------
               Missouri -- 1.3%

  2,000,000    The Industrial Development Authority of St. Charles County,               4/08 at 102          AAA      1,991,040
                Missouri Multifamily Housing Revenue Bonds (Ashwood
                Apartments Project), Series 1998A, 5.600% 4/01/30 (DD)

  7,950,000    St. Louis Municipal Finance Corporation, City Justice Center,             2/06 at 102          AAA      8,485,274
                Leasehold Revenue Improvement Bonds, Series 1996A (City of
                St. Louis, Missouri, Lessee), 5.950%, 2/15/16
--------------------------------------------------------------------------------------------------------------------------------
               Nebraska -- 0.6%

  5,000,000    Nebraska Investment Finance Authority, Health Facilities Revenue          2/08 at 102          AAA      5,068,900
                Bonds (Childrens Healthcare Services Obligated Group),
                Series 1997, 5.500%, 8/15/27
--------------------------------------------------------------------------------------------------------------------------------
               Nevada -- 0.6%

  2,500,000    County of Churchill, Nevada, Health Care Facilities Revenue Bonds         1/04 at 102          AAA      2,629,800
                (Western Health Network, Inc.), Series 1994A, 6.000%, 1/01/24

  2,000,000    Clark County, Nevada, Industrial Development Refunding Revenue Bonds     10/02 at 102          AAA      2,223,120
                (Nevada Power Company Project) Series 1992C, 7.200%, 10/01/22

Portfolio of Investments
Nuveen Insured Municipal Bond Fund (continued)
April 30, 1998


  Principal                                                                                   Optional Call                   Market
     Amount   Description                                                                       Provisions*  Ratings**         Value
------------------------------------------------------------------------------------------------------------------------------------
              New Hampshire - 0.4%

$ 2,850,000   New Hampshire Higher Educational and Health Facilities Authority,                 7/02 at 102        AAA  $  3,064,491
                Revenue Refunding Bonds, University System of New Hampshire Issue,
                Series 1992, 6.250%, 7/01/20
------------------------------------------------------------------------------------------------------------------------------------
              New Jersey - 0.4%

  1,480,000   New Jersey Housing and Mortgage Finance Agency, Home Mortgage Purchase            5/98 at 103        AAA    1,526,798
                Revenue Bonds, 1987 Series B, 8.100%, 10/01/17

  1,745,000   Housing Finance Corporation of the Township of Pennsauken (Pennsauken,            5/98 at 104        AAA    1,811,345
                New Jersey), Section 8 Assisted Housing Revenue Bonds,
                1979 Series A, 8.000%, 4/01/11
------------------------------------------------------------------------------------------------------------------------------------
              New Mexico - 0.9%

  3,000,000   City of Albuquerque, New Mexico, Hospital System Revenue Bonds,                   8/98 at 101        AAA    3,048,420
                1992 Series B (Presbyterian Healthcare Services) 6.600%, 8/01/07

  4,445,000   City of Farmington, New Mexico, Pollution Control Revenue Refunding              12/02 at 102        AAA    4,826,559
                Bonds, 1992 Series A (Public Service Company of New Mexico, San Juan
                and Four Corners Projects), 6.375%, 12/15/22
------------------------------------------------------------------------------------------------------------------------------------
              New York - 9.7%

              Metropolitan Transportation Authority (New York), Commuter Facilities
                Revenue Bonds, Series 1992B:
  4,955,000     6.250%, 7/01/17 (Pre-refunded to 7/01/02)                                       7/02 at 102        AAA    5,403,873
  6,925,000     6.250%, 7/01/22 (Pre-refunded to 7/01/02)                                       7/02 at 102        AAA    7,552,336

  5,000,000   Metropolitan Transportation Authority, Commuter Facilities Revenue Bonds,     7/04 at 101 1/2        AAA    5,584,000
                Series 1994A, 6.375%, 7/01/18 (Pre-refunded to 7/01/04)

  5,925,000   The City of New York, General Obligation Bonds, Fiscal 1992 Series C,         8/02 at 101 1/2        AAA    6,529,587
                Fixed Rate Bonds, Subseries C-1, 6.625%, 8/01/12 (Pre-refunded to 8/01/02)

     75,000   The City of New York, General Obligation Bonds, Fiscal 1992 Series C,         8/02 at 101 1/2        AAA       81,696
                6.625%, 8/01/12

  3,010,000   The City of New York, General Obligation Bonds, Fiscal 1993 Series E,         5/03 at 101 1/2        AAA    3,205,530
                6.000%, 5/15/16

  3,750,000   The City of New York, General Obligation Bonds, Fiscal 1992 Series B,            2/02 at 101 1/2     AAA    4,099,950
                7.000%, 2/01/2018

 19,500,000   The City of New York Municipal Water Finance Authority,                           6/06 at 101        AAA   19,547,580
                Water and Sewer System Revenue Bonds, Series A, 5.375%, 6/15/26

              New York City, Municipal Water Finance Authority,
              Water and Sewer Revenue Bonds, Fiscal 1992 Series A:
  3,010,000     6.750%, 6/15/16 (Pre-refunded to 6/15/01)                                       6/01 at 101        AAA    3,258,746
  3,320,000     6.750%, 6/15/16                                                                 6/01 at 101        AAA    3,561,165

  4,470,000   New York City Municipal Water Finance Authority, Water and Sewer              6/02 at 101 1/2        AAA    4,616,169
                System Revenue Bonds, Fiscal 1993 Series A, 5.750%, 6/15/18

  3,900,000   New York City Transit Authority, Transit Facilities Refunding                    No Opt. Call        AAA    4,005,729
                Revenue Bonds, Series 1993 (Livingston Plaza Project),
                5.400%, 1/01/18

              New York City Industrial Development Agency, Civic Facility Revenue Bonds
              (USTA National Tennis Center Incorporated Project):
  3,500,000    6.500%, 11/15/10                                                                11/04 at 102        AAA    3,907,050
  3,000,000    6.600%, 11/15/11                                                                11/04 at 102        AAA    3,360,210

  5,240,000   Triborough Bridge and Tunnel Authority, Special Obligation Refunding Bonds,       1/01 at 102        AAA    5,638,240
                Series 1991B, 6.875%, 1/01/15
------------------------------------------------------------------------------------------------------------------------------------
              Ohio - 0.3%

  2,500,000   Dublin City School District, Franklin, Delaware and Union Counties, Ohio,        12/02 at 102        AAA    2,733,200
                Various Purpose School Building Construction and Improvement Bonds
                (General Obligation), 6.200%, 12/01/19
                (Pre-refunded to 12/01/02)
------------------------------------------------------------------------------------------------------------------------------------
              Oklahoma - 0.7%

    220,000   Muskogee County Home Finance Authority (Oklahoma) Single Family Mortgage           6/00 at 102       AAA      230,245
                 Revenue Refunding Bonds, Series 1990 A, 7.600%, 12/01/10

  5,000,000   Oklahoma Industries Authority, Health System Revenue Bonds                        8/05 at 102        AAA    5,502,200
                (Obligated Group consisting of Baptist Medical Center of Oklahoma, Inc., and South Oklahoma City Hospital Corporation), 6.250%, 8/15/12


   Principal                                                                                Optional Call                     Market
      Amount      Description                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                  Pennsylvania - 1.1%

$  3,000,000      North Penn Water Authority (Montgomery County, Pennsylvania), Water        11/04 at 101        AAA    $  3,449,490
                    Revenue Bonds, Series of 1994, 7.000%, 11/01/24 (Pre-refunded to
                    11/01/04)

   3,900,000      The Philadelphia Municipal Authority, Philadelphia, Pennsylvania,          11/01 at 102        AAA       4,331,496
                    Justice Lease Revenue Bonds, 1991 Series B, 7.125%, 11/15/18
                    (Pre-refunded to 11/15/01)

   1,000,000      Washington County Hospital Authority (Pennsylvania), Hospital Revenue       7/00 at 102        AAA       1,072,700
                    Refunding Bonds, Series A of 1990 (The Washington Hospital Project),
                    7.150%, 7/1/17
------------------------------------------------------------------------------------------------------------------------------------
                  Puerto Rico - 0.5%

   3,750,000      Commonwealth of Puerto Rico, Public Improvement Bonds of 1992 (General  7/02 at 101 1/2        AAA       4,125,113
                    Obligation Bonds), 6.600%, 7/01/13 (Pre-refunded to 7/01/02)
------------------------------------------------------------------------------------------------------------------------------------
                  Rhode Island - 2.6%

   4,000,000      City of Cranston, Rhode Island, General Obligation Bonds, 7.200%,       7/01 at 101 1/2        AAA       4,401,880
                    7/15/11 (Pre-refunded to 7/15/01)

   3,130,000      Kent County Water Authority (Rhode Island), General Revenue Bonds,          7/04 at 102        AAA       3,433,798
                    1994 Series A, 6.350%, 7/15/14

   1,000,000      Providence Housing Development Corporation, Mortgage Revenue Refunding      7/04 at 102        AAA       1,075,870
                    Bonds, Series 1994A, 6.650%, 7/01/15

   2,250,000      Rhode Island Depositors Economic Corporation, Special Obligation Bonds,     8/02 at 102        AAA       2,486,205
                    1992 Series A, 6.625%, 8/01/19 (Pre-refunded to 8/01/02)

  10,000,000      Rhode Island Clean Water Finance Agency, Wastewater Treatment System        9/07 at 102        AAA      10,352,200
                    Revenue Bonds, (City of Cranston Ocean State LLC Project) Series 1997,
                    5.800%, 9/01/22
------------------------------------------------------------------------------------------------------------------------------------
                  South Carolina - 3.3%

                  Charleston County, South Carolina, Charleston Public Facilities
                  Corporation, Certificates of Participation, Series 1994 B:
   1,430,000        6.875%, 6/01/14 (Pre-refunded to 6/01/04)                                 6/04 at 102        AAA       1,636,978
      70,000        6.875%, 6/01/14                                                           6/04 at 102        AAA          78,317
   2,385,000        7.000%, 6/01/19 (Pre-refunded to 6/01/04)                                 6/04 at 102        AAA       2,744,586
     115,000        7.000%, 6/01/19                                                           6/04 at 102        AAA         129,413

   5,435,000      Greenville Memorial Auditorium District, Public Facilities Corporation,     3/06 at 102        AAA       5,637,019
                    Greenville Memorial Auditorium District, Taxable Certificates of
                    Participation, 5.750%, 3/01/22

  15,000,000      Orangeburg County, South Carolina, Solid Waste Disposal Facilities         11/02 at 101        AAA      15,293,400
                    Revenue Bond, (South Carolina Electric & Gas Company Project), Series
                    1994, 5.700%, 11/01/24

   2,000,000      City of Rock Hill, South Carolina, Combined Utility System Revenue Bonds,   1/01 at 102        AAA       2,127,140
                    Series 1991, 6.375%, 1/01/15
------------------------------------------------------------------------------------------------------------------------------------
                  Texas - 6.2%

   3,000,000      Bexar County (Texas), Health Facilities Development Corporation, Hospital   8/04 at 102        AAA       3,414,030
                    Revenue Bonds (Baptist Memorial Hospital System Project), Series 1994,
                    6.750%, 8/15/19 (Pre-refunded to 8/15/04)

   4,575,000      Harris County, Texas, Toll Road Senior Lien, Revenue Refunding Bonds,       8/02 at 102        AAA       5,036,343
                    Series 1992A, 6.500%, 8/15/17 (Pre-refunded to 8/15/02)

   1,000,000      Harris County Hospital District Refunding Revenue Bonds, Texas, Series     No Opt. Call        AAA       1,196,610
                    1990, 7.400%, 2/15/10

     500,000      City of Houston, Texas, Senior Lien Hotel Occupancy Tax and Parking         7/01 at 100     N/R***         540,255
                    Facilities, Series 1985 A, 7.000%, 7/01/15 (Pre-refunded to 7/01/01)

     825,000      Lower Colorado River Authority, Priority Refunding Revenue Bonds, Series    1/01 at 102        AAA         890,266
                    1991, Series B, 7.000%, 1/01/11

                  Retama Development Corporation, Special Facilities Revenue Bonds,
                  (Retama Park Racetrack Project) Series 1993:
   9,715,000        8.750%, 12/15/18                                                         No Opt. Call        AAA      14,109,580
   5,405,000        10.000%, 12/15/20                                                        No Opt. Call        AAA       8,836,958
   5,000,000      Tarrant County Health Facilities Development Corporation, Hospital         No Opt. Call        AAA       5,497,700
                    Revenue Refunding and Improvement Bonds (Fort Worth Osteopathic
                    Hospital, Inc. Project), Series 1993, 6.000%, 5/15/21

Portfolio of Investments
Nuveen Insured Municipal Bond Fund (continued)
April 30, 1998

    Principal                                                                               Optional Call                     Market
       Amount      Description                                                                Provisions*   Ratings**          Value
------------------------------------------------------------------------------------------------------------------------------------
                   Texas (continued)

 $  6,080,000      Texas Health Facilities Development Corporation, Hospital Revenue          8/03 at 102         AAA   $  6,587,680
                    Bonds (All Saints Episcopal Hospitals of Fort Worth Project),
                    Series 1993B, 6.250%, 8/15/22

    5,115,000      Texas Department Of Housing And Community Affairs, Single Family           9/07 at 102         AAA      5,264,460
                    Mortgage Revenue Bonds, 1997 Series A, Teams Structure,
                    5.800%, 9/01/29
------------------------------------------------------------------------------------------------------------------------------------
                   Utah -- 0.9%

    3,055,000      State of Utah, State Building Ownership Authority, Lease Revenue          11/05 at 100         AAA      3,162,504
                    Bonds (State Facilities Master Lease Program), Series 1995A,
                    5.750%, 5/15/18

      140,000      Utah Housing Finance Agency, Single Family Mortgage Senior Bonds,         No Opt. Call         AAA        148,538
                    1988 Issue C (Federally Insured or Guaranteed Mortgage Loans),
                    8.375%, 7/01/19

    3,500,000      White City Water Improvement District, Salt Lake County, Utah,             2/05 at 100         AAA      3,926,860
                    General Obligation Water Bonds, Series 1995, 6.600%, 2/01/25
                    (Pre-refunded to 2/01/05)
------------------------------------------------------------------------------------------------------------------------------------
                   Vermont -- 1.9%

   15,000,000      Vermont Housing Finance Agency Single Family Housing Bonds,            6/07 at 101 1/2         AAA     15,567,900
                    Series 9, 5.900%, 5/01/29
------------------------------------------------------------------------------------------------------------------------------------
                   Washington -- 1.0%

    1,000,000      City of Marysville, Washington, Water and Sewer Revenue Bonds,            12/03 at 100         AAA      1,127,220
                    Series 1991 7.000%, 12/01/11 (Pre-refunded to 12/01/03)

    5,000,000      Washington Public Power Supply System, Nuclear Project No. 2              No Opt. Call         AAA      5,226,050
                    Refunding Revenue Bonds, Series 1993B, 5.400%, 7/01/05

    2,000,000      Bellingham School District No. 501, Whatcom County, Washington,           12/04 at 100         AAA      2,161,500
                    Unlimited Tax General Obligation Bonds, Series 1994,
                    6.125%, 12/01/13
------------------------------------------------------------------------------------------------------------------------------------
                   Washington D.C. -- 1.1%

    2,500,000      District of Columbia (Washington, D.C.), General Obligation Bonds,         6/00 at 102         AAA      2,712,624
                    Series 1990B) 7.500%, .6/01/10 (Pre-refunded to 6/01/00)

    6,000,000      District of Columbia (Washington, D.C.) General Obligation Bonds,          6/04 at 102         AAA      6,549,660
                    Series 1994B, 6.100%, 6/01/11
------------------------------------------------------------------------------------------------------------------------------------
                   Wisconsin -- 0.4%

    2,000,000      City of Superior, Wisconsin, Limited Obligation Refunding Revenue         No Opt. Call         AAA      2,428,000
                    Bonds (Midwest Energy Resources Company Project), Series E-1991,
                    6.900%, 8/01/21

    1,000,000     Three Lakes School District General Obligation, 6.750%, 4/01/12             4/03 at 100         AAA      1,106,380
                   (Pre-refunded to 4/01/03)
------------------------------------------------------------------------------------------------------------------------------------
                   Wyoming -- 0.3%

    2,000,000      The Trustees of the University of Wyoming, Facilities Revenue Bonds,       6/00 at 101         AAA      2,126,200
                    Series 1991, 7.100%, 6/01/10
------------------------------------------------------------------------------------------------------------------------------------
$ 772,887,000      Total Investments -- (cost $755,378,043) -- 98.3%                                                     816,355,212
=============-----------------------------------------------------------------------------------------------------------------------
                   Other Assets Less Liabilities -- 1.7%                                                                  14,201,336
                   -----------------------------------------------------------------------------------------------------------------
                   Net Assets -- 100%                                                                                   $830,556,548
------------------------------------------------------------------------------------------------------------------------------------

* Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**   Ratings (not covered by the report of independent public accountants):
     Using the higher of Standard & Poor's or Moody's rating.

*** Securities are backed by an escrow or trust containing sufficient U.S. government or U.S. government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

(DD) Security purchased on a delayed delivery basis (note 1).

N/R  Investment is not rated.


                                 See accompanying notes to financial statements.

Statement of Net Assets
April 30, 1998

                                                                                                Insured
                                                                       Municipal Bond    Municipal Bond
-------------------------------------------------------------------------------------------------------
Assets
Investments in municipal securities, at market value (note 1)          $2,881,961,684      $816,355,212
Cash                                                                               --         8,207,219
Receivables:
   Interest                                                                53,346,124        15,802,946
   Investments sold                                                         2,053,523                --
   Shares sold                                                              7,721,213           345,016
Other assets                                                                  625,439            13,135
-------------------------------------------------------------------------------------------------------
       Total assets                                                     2,945,707,983       840,723,528
-------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                              8,331,912                --
Payables:
   Investments purchased                                                           --         7,213,764
   Shares redeemed                                                          2,362,458           338,300
Accrued expenses:
   Management fees (note 6)                                                 1,091,007           328,079
   12b-1 distribution and service fees (notes 1 and 6)                         20,567            23,187
   Other                                                                      253,517            17,241
Dividends payable                                                           9,155,951         2,246,409
-------------------------------------------------------------------------------------------------------
       Total liabilities                                                   21,215,412        10,166,980
-------------------------------------------------------------------------------------------------------
Net assets (note 7)                                                    $2,924,492,571      $830,556,548
=======================================================================================================
Class A Shares (note 1)
Net assets                                                             $   97,028,957      $ 90,459,270
Shares outstanding                                                         10,259,878         8,202,981
Net asset value and redemption price per share                         $         9.46      $      11.03
Offering price per share (net asset value per share plus
  maximum sales charge of 4.20% of offering price)                     $         9.87      $      11.51
=======================================================================================================
Class B Shares (note 1)
Net assets                                                             $    4,136,389      $  4,992,139
Shares outstanding                                                            437,368           452,650
Net asset value, offering and redemption price per share               $         9.46      $      11.03
=======================================================================================================
Class C Shares (note 1)
Net assets                                                             $    4,885,554      $  8,036,759
Shares outstanding                                                            517,330           735,744
Net asset value, offering and redemption price per share               $         9.44      $      10.92
=======================================================================================================
Class R Shares (note 1)
Net assets                                                             $2,818,441,671      $727,068,380
Shares outstanding                                                        297,869,252        66,189,488
Net asset value, offering and redemption price per share               $         9.46      $      10.98
=======================================================================================================

                                 See accompanying notes to financial statements.

Statement of Operations
Year Ended April 30, 1998

                                                                                                       Insured
                                                                             Municipal Bond     Municipal Bond
--------------------------------------------------------------------------------------------------------------
Investment Income (note 1)                                                     $165,513,628        $47,569,459
--------------------------------------------------------------------------------------------------------------
Expenses
Management fees (note 6)                                                         13,208,603          3,921,179
12b-1 service fees - Class A (notes 1 and 6)                                        168,211            159,932
12b-1 distribution and service fees - Class B (notes 1 and 6)                        20,535             24,096
12b-1 distribution and service fees - Class C (notes 1 and 6)                        35,175             50,525
Shareholders' servicing agent fees and expenses                                   2,663,348            813,658
Custodian's fees and expenses                                                       326,102            134,255
Trustees' fees and expenses (note 6)                                                 62,390             17,730
Professional fees                                                                   357,897            100,708
Shareholders' reports - printing and mailing expenses                               835,966            337,974
Federal and state registration fees                                                      --             19,455
Portfolio insurance expense                                                              --             29,555
Other expenses                                                                      134,832             41,837
--------------------------------------------------------------------------------------------------------------
Total expenses                                                                   17,813,059          5,650,904
--------------------------------------------------------------------------------------------------------------
Net investment income                                                           147,700,569         41,918,555
--------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain from Investments
Net realized gain from investment transactions (notes 1 and 4)                    7,384,205          6,786,199
Net change in unrealized appreciation or depreciation of investments            100,807,694         23,049,222
--------------------------------------------------------------------------------------------------------------
Net gain from investments                                                       108,191,899         29,835,421
--------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                     $255,892,468        $71,753,976
==============================================================================================================

                                 See accompanying notes to financial statements.

Statement of Changes in Net Assets

                                                        Municipal Bond                            Insured Municipal Bond
                                       -----------------------------------------------  -------------------------------------------
                                           Year Ended Two Months Ended      Year Ended    Year Ended Two Months Ended    Year Ended
                                              4/30/98          4/30/97         2/28/97       4/30/98          4/30/97       2/28/97
------------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                  $  147,700,569   $   25,358,832  $  153,982,497  $ 41,918,555     $  7,018,725  $ 42,143,020
Net realized gain (loss) from
  investment transactions (notes 1 and 4)   7,384,205          124,391      13,454,600     6,786,199         (986,589)   (1,089,131)
Net change in unrealized appreciation
  or depreciation of investments          100,807,694      (29,401,558)    (11,748,742)   23,049,222      (10,703,435)   (7,672,084)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets from operations              255,892,468       (3,918,335)    155,688,355    71,753,976       (4,671,299)   33,381,805
------------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)
   From undistributed net investment income:
   Class A                                 (4,066,811)        (605,734)     (2,735,302)   (3,941,471)        (590,571)   (2,881,559)
   Class B                                    (85,661)          (1,502)            (45)     (102,807)          (2,670)         (832)
   Class C                                   (205,194)         (38,827)       (146,481)     (294,623)         (41,445)     (224,876)
   Class R                               (144,088,029)     (24,664,380)   (151,041,117)  (37,785,864)      (6,443,374)  (38,675,228)
From accumulated net realized gains from
   investment transactions:
   Class A                                   (268,871)              --        (304,876)     (249,043)              --      (211,577)
   Class B                                     (6,710)              --              --        (6,889)              --            --
   Class C                                    (15,012)              --         (19,401)      (20,375)              --       (17,777)
   Class R                                 (9,099,862)              --     (13,873,562)   (2,288,357)              --    (2,484,412)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from
  distributions to shareholders          (157,836,150)     (25,310,443)   (168,120,784)  (44,689,429)      (7,078,060)  (44,496,261)
------------------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions (note 2)
Net proceeds from sale of shares          188,619,020       32,164,961     288,845,641    75,516,982        7,673,973    84,624,586
Net proceeds from shares issued
  to shareholders due to reinvestment
  of distributions                        123,635,013       19,772,961     133,505,722    30,119,890        4,668,785    29,865,624
------------------------------------------------------------------------------------------------------------------------------------
                                          312,254,033       51,937,922     422,351,363   105,636,872       12,342,758   114,490,210
------------------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                  (336,624,740)     (63,401,060)   (436,065,365)  (92,161,203)     (17,108,094) (110,894,714)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from Fund share transactions            (24,370,707)     (11,463,138)    (13,714,002)   13,475,669       (4,765,336)    3,595,496
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets      73,685,611      (40,691,916)    (26,146,431)   40,540,216      (16,514,695)   (7,518,960)
Net assets at the beginning of period   2,850,806,960    2,891,498,876   2,917,645,307   790,016,332      806,531,027   814,049,987
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period        $2,924,492,571   $2,850,806,960  $2,891,498,876  $830,556,548     $790,016,332  $806,531,027
====================================================================================================================================
Balance of undistributed net investment
  income at the end of period          $      532,412   $    1,277,538  $    1,229,149  $    320,020     $    526,230  $    585,565
====================================================================================================================================

                                 See accompanying notes to financial statements.
29

Notes to Financial Statements




1. General Information and Significant Accounting Policies

The Nuveen Flagship Municipal Trust (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Municipal Bond Fund ("Municipal Bond") and the Nuveen Insured Municipal Bond Fund ("Insured Municipal Bond") (collectively the "Funds"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.

The John Nuveen Company ("Nuveen"), parent of John Nuveen & Co. Incorporated and Nuveen Advisory Corp., respectively, the distributor ("Distributor") and investment advisor ("Adviser") of the Funds, entered into an agreement under which Nuveen acquired Flagship Resources Inc. and after the close of business on January 31, 1997, consolidated their respective mutual fund businesses. This agreement was approved at a meeting by the shareholders of the Flagship Funds in December 1996.

After the close of business on January 31, 1997, Municipal Bond and Insured Municipal Bond were reorganized into the Trust. Prior to the reorganization, Municipal Bond was a Massachusetts Business Trust and Insured Municipal Bond was a series of the Nuveen Insured Tax-Free Bond Fund, Inc., each an open-end diversified management investment company. As part of this reorganization, the Funds changed their fiscal year ends from February 28 to April 30.

Each fund seeks to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.


Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.


Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At April 30, 1998, Insured Municipal Bond had outstanding delayed delivery purchase commitments of $4,314,278. Municipal Bond had no such outstanding purchase commitments.


Investment Income

Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.


Dividends and Distributions to Shareholders

Tax-exempt net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Federal Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount as amounts in excess of $.001 per share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to the shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended April 30, 1998, have been designated Exempt Interest Dividends. Net realized capital gain and market discount distributions are subject to federal taxation.


Insurance

Insured Municipal Bond invests in municipal securities which are either covered by insurance or backed by an escrow or trust account containing sufficient U.S. government or U.S. government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Fund's shares. Original Issue Insurance and Secondary
Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue
Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Fund. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Fund's shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Fund the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.


Flexible Sales Charge Program

Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a 1% contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available for purchases of over $1 million and in other limited circumstances.


Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap, option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended April 30, 1998.


Expense Allocation

Expenses of each Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only includes 12b-1 distribution and service fees, are recorded to the specific class.


Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

2. Fund Shares

Transactions in Fund shares were as follows:

                                                                          Municipal Bond
                                       -------------------------------------------------------------------------------------
                                               Year Ended                Two Months Ended                Year Ended
                                                 4/30/98                      4/30/97                      2/28/97
                                       -------------------------------------------------------------------------------------
                                         Shares         Amount         Shares        Amount        Shares         Amount
----------------------------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                3,610,340   $  34,138,865    1,026,576   $  9,412,803     7,913,532   $  72,392,333
  Class B                                  425,808       4,027,584       46,550        424,404         4,630          43,000
  Class C                                  198,476       1,867,171       52,166        473,637       379,075       3,482,943
  Class R                               15,747,999     148,585,400    2,404,891     21,854,117    23,272,855     212,927,365
Shares issued to shareholders due to
  reinvestment of distributions:
  Class A                                  314,639       2,970,090       43,927        402,112       222,308       2,045,959
  Class B                                    5,660          53,689           32            293            --              --
  Class C                                   18,178         171,005        3,585         32,777        13,729         126,401
  Class R                               12,768,468     120,440,229    2,112,348     19,337,779    14,285,524     131,333,362
----------------------------------------------------------------------------------------------------------------------------
                                        33,089,568     312,254,033    5,690,075     51,937,922    46,091,653     422,351,363
----------------------------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                               (1,356,476)    (12,834,251)    (762,269)    (6,963,040)   (4,751,496)    (43,639,384)
  Class B                                  (45,312)       (430,447)          --             --            --              --
  Class C                                 (285,886)     (2,670,807)     (14,973)      (135,974)      (53,764)       (496,539)
  Class R                              (33,956,929)   (320,689,235)  (6,174,392)   (56,302,046)  (42,855,041)   (391,929,442)
----------------------------------------------------------------------------------------------------------------------------
                                       (35,644,603)   (336,624,740)  (6,951,634)   (63,401,060)  (47,660,301)   (436,065,365)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                 (2,555,035)  $ (24,370,707)  (1,261,559)  $(11,463,138)   (1,568,648)  $ (13,714,002)
============================================================================================================================
                                                                      Insured Municipal Bond
                                       -------------------------------------------------------------------------------------
                                               Year Ended                Two Months Ended                Year Ended
                                                 4/30/98                      4/30/97                      2/28/97
                                       -------------------------------------------------------------------------------------
                                         Shares         Amount         Shares        Amount        Shares         Amount
----------------------------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                2,354,322   $  26,011,707      290,416   $  3,095,852     2,993,504   $  32,144,825
  Class B                                  407,571       4,505,416       24,672        264,169        21,053         227,426
  Class C                                  311,528       3,417,614       58,684        618,793       169,708       1,808,841
  Class R                                3,788,731      41,582,245      348,752      3,695,159     4,720,426      50,443,494
Shares issued to shareholders due to
  reinvestment of distributions:
  Class A                                  242,808       2,675,963       34,181        365,671       182,510       1,968,382
  Class B                                    5,134          56,987           41            439            --              --
  Class C                                   22,045         240,583        3,214         34,077        19,086         203,691
  Class R                                2,475,051      27,146,357      400,458      4,268,598     2,579,133      27,693,551
----------------------------------------------------------------------------------------------------------------------------
                                         9,607,190     105,636,872    1,160,418     12,342,758    10,685,420     114,490,210
----------------------------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                 (891,941)     (9,818,160)    (135,522)    (1,441,615)   (1,146,982)    (12,317,662)
  Class B                                   (5,821)        (65,030)          --             --            --              --
  Class C                                 (129,381)     (1,413,103)     (38,598)      (406,595)     (155,088)     (1,641,544)
  Class R                               (7,358,468)    (80,864,910)  (1,438,979)   (15,259,884)   (9,079,255)    (96,935,508)
----------------------------------------------------------------------------------------------------------------------------
                                        (8,385,611)    (92,161,203)  (1,613,099)   (17,108,094)  (10,381,325)   (110,894,714)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                  1,221,579   $  13,475,669     (452,681)  $ (4,765,336)      304,095   $   3,595,496
============================================================================================================================

3. Distributions to Shareholders

On May 8, 1998, the Funds declared dividend distributions from their tax-exempt net investment income which were paid on June 1, 1998, to shareholders of record on May 8, 1998, as follows:

                                                                        Insured
                                               Municipal Bond    Municipal Bond
-------------------------------------------------------------------------------
Dividend per share:

      Class A                                         $ .0375           $ .0445
      Class B                                           .0315             .0375
      Class C                                           .0330             .0390
      Class R                                           .0390             .0460
===============================================================================

4. Securities Transactions

Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments for the fiscal year ended April 30, 1998, were as follows:

                                                                         Insured
                                                  Municipal Bond  Municipal Bond
--------------------------------------------------------------------------------
Purchases:
  Investments in municipal securities              $ 296,289,928   $ 332,662,243
  Temporary municipal investments                    282,310,000     185,160,000

Sales:
  Investments in municipal securities                338,802,326     325,772,128
  Temporary municipal investments                    282,310,000     205,660,000
================================================================================

At April 30, 1998, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

5. Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 1998, were as follows:

                                                                        Insured
                                               Municipal Bond    Municipal Bond
--------------------------------------------------------------------------------
Gross unrealized:
  appreciation                                  $ 228,842,882      $ 61,116,168
  depreciation                                     (1,602,373)         (138,999)
--------------------------------------------------------------------------------
Net unrealized appreciation                     $ 227,240,509      $ 60,977,169
================================================================================

6. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net asset value of each Fund:

Average Daily Net Asset Value                                     Management Fee
--------------------------------------------------------------------------------
For the first $125 million                                          .5000 of 1%
For the next $125 million                                           .4875 of 1
For the next $250 million                                           .4750 of 1
For the next $500 million                                           .4625 of 1
For the next $1 billion                                             .4500 of 1
For net assets over $2 billion                                      .4250 of 1
================================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of each Fund in order to limit total expenses to .75 of 1% of the average daily net asset value of Municipal Bond and .975 of 1% of the average daily net asset value of Insured Municipal Bond, excluding any 12b-1 fees applicable to Class A, B and C Shares. The Adviser may also voluntarily agree to reimburse additional expenses from time to time, which may be terminated at any time at its discretion.

During the fiscal year ended April 30, 1998, the Distributor collected sales charges on purchases of Class A Shares of approximately $737,900 and $563,000 for Municipal Bond and Insured Municipal Bond, respectively, of which approximately $640,000 and $476,800, respectively, were paid out as concessions to authorized dealers. The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the fiscal year ended April 30, 1998, the Distributor compensated authorized dealers directly with approximately $175,700 and $259,800 in commission advances at the time of purchase for Municipal Bond and Insured Municipal Bond, respectively. To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees on Class B Shares, and all 12b-1 service and distribution fees on Class C Shares during the first year following a purchase are retained by the Distributor. During the fiscal year ended April 30, 1998, the Distributor retained approximately $36,900 and $42,700 in such 12b-1 fees for Municipal Bond and Insured Municipal Bond, respectively. The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments. The Distributor retained approximately $8,700 and $5,900 of CDSC on share redemptions for Municipal Bond and Insured Municipal Bond, respectively, during the fiscal year ended April 30, 1998.

7. Composition of Net Assets

At April 30, 1998, the Funds had an unlimited number of $.01 par value per shares authorized. Net assets consisted of:


                                                                                      Insured
                                                             Municipal Bond    Municipal Bond
---------------------------------------------------------------------------------------------
Capital paid-in                                              $2,695,428,979      $767,208,238
Balance of undistributed net investment income                      532,412           320,020
Accumulated net realized gain from investment transactions        1,290,671         2,051,121
Net unrealized appreciation of investments                      227,240,509        60,977,169
---------------------------------------------------------------------------------------------
Net assets                                                   $2,924,492,571      $830,556,548
=============================================================================================

8. Investment Composition

At April 30, 1998, revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:

                                                                                      Insured
                                                               Municipal Bond  Municipal Bond
---------------------------------------------------------------------------------------------
Education and Civic Organizations                                           -%             5%
Health Care                                                                19             16
Housing/Multifamily                                                         7              2
Housing/Single family                                                       6              8
Tax Obligation/General                                                      7             14
Tax Obligation/Limited                                                      8              9
Transportation                                                              7              2
U.S. Guaranteed                                                            11             27
Utilities                                                                  25              9
Water and Sewer                                                             9              7
Other                                                                       1              1
---------------------------------------------------------------------------------------------
                                                                          100%           100%
=============================================================================================

Certain long-term and intermediate-term investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. government or U.S. government agency securities, either of which ensure the timely payment of principal and interest in the event of default (29% for Municipal Bond and 100% for Insured Municipal
Bond). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of the Funds' shares (see note 1).

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

                             Financial Highlights

          Financial Highlights



          Selected data for a share outstanding throughout each period is as follows:

Class (Inception Date)
                                   Investment Operations               Less Distributions
                            ---------------------------------    ----------------------------


MUNICIPAL BOND
                                                 Net
               Beginning                   Realized/                                           Ending
                     Net          Net     Unrealized                    Net                       Net
Year Ended         Asset   Investment     Investment             Investment   Capital           Asset       Total
April 30,          Value   Income (a)    Gain (Loss)     Total       Income     Gains   Total   Value  Return (b)
-----------------------------------------------------------------------------------------------------------------
Class A (6/95)

1998               $9.14         $.46          $.35      $ .81       $(.46)    $(.03)   $(.49)  $9.46       9.00%
1997 (c)            9.24          .08          (.10)      (.02)       (.08)       --     (.08)   9.14       (.23)
1997 (d)            9.28          .48            --        .48        (.47)     (.05)    (.52)   9.24       5.26
1996 (e)            9.15          .34           .14        .48        (.32)     (.03)    (.35)   9.28       5.33

Class B (2/97)

1998                9.15          .38           .35        .73        (.39)     (.03)    (.42)   9.46       8.09
1997 (c)            9.24          .09          (.11)      (.02)       (.07)       --     (.07)   9.15       (.25)
1997 (e)            9.23          .03           .01        .04        (.03)       --     (.03)   9.24        .47

Class C (6/95)

1998                9.14          .40           .34        .74        (.41)     (.03)    (.44)   9.44       8.20
1997 (c)            9.23          .07          (.09)      (.02)       (.07)       --     (.07)   9.14       (.21)
1997 (d)            9.26          .42            --        .42        (.40)     (.05)    (.45)   9.23       4.64
1996 (e)            9.15          .29           .13        .42        (.28)     (.03)    (.31)   9.26       4.59

Class R (11/76)

1998                9.15          .48           .34        .82        (.48)     (.03)    (.51)   9.46       9.09
1997 (c)            9.24          .08          (.09)      (.01)       (.08)       --     (.08)   9.15       (.09)
1997 (d)            9.28          .49           .01        .50        (.49)     (.05)    (.54)   9.24       5.53
1996 (d)            9.00          .51           .31        .82        (.51)     (.03)    (.54)   9.28       9.31
1995 (d)            9.28          .52          (.21)       .31        (.51)     (.08)    (.59)   9.00       3.60
1994 (d)            9.45          .52          (.07)       .45        (.52)     (.10)    (.62)   9.28       4.79
=================================================================================================================

          *    Annualized.
          (a) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory.
          (b) Total returns are calculated on net asset value without any sales charge and are not annualized.
          (c)  For the two months ended April 30.
          (d)  For the fiscal year ended February 28/29.
          (e) From commencement of class operations as noted through February 28/29.
36

                                     Ratios/Supplemental Data
----------------------------------------------------------------------------
                                   Ratio                    Ratio
                                  of Net                   of Net
                   Ratio of   Investment     Ratio of  Investment
                   Expenses    Income to     Expenses   Income to
                 to Average      Average   to Average     Average
                 Net Assets   Net Assets   Net Assets  Net Assets
                     Before       Before        After       After  Portfolio
    Ending Net   Reimburse-   Reimburse-   Reimburse-  Reimburse-   Turnover
  Assets (000)         ment         ment      ment(a)     ment(a)       Rate
----------------------------------------------------------------------------
    $   97,029         .80%        4.83%         .80%       4.83%        10%
        70,331         .77*        5.13*         .77*       5.13*         2
        68,204         .81         5.11          .81        5.11         12
        37,089         .86*        5.11*         .83*       5.14*        17

         4,136        1.56         4.05         1.56        4.05         10
           468        1.53*        4.39*        1.53*       4.39*         2
            43        1.51*        5.23*        1.51*       5.23*        12

         4,886        1.35         4.29         1.35        4.29         10
         5,360        1.32*        4.58*        1.32*       4.58*         2
         5,039        1.54         4.37         1.54        4.37         12
         1,915        1.64*        4.33*        1.58*       4.39*        17

     2,818,442         .60         5.04          .60        5.04         10
     2,774,648         .57*        5.33*         .57*       5.33*         2
     2,818,214         .57         5.35          .57        5.35         12
     2,878,641         .59         5.53          .59        5.53         17
     2,741,178         .59         5.79          .59        5.79         17
     2,700,007         .62         5.49          .62        5.49         15
============================================================================

             Selected data for a share outstanding throughout each period is as follows:

Class (Inception Date)

                                    Investment Operations              Less Distributions
                             ----------------------------------  -----------------------------
INSURED MUNICIPAL BOND
                                                   Net
                  Beginning                  Realized/                                          Ending
                        Net         Net     Unrealized                  Net                        Net
Year Ended            Asset  Investment     Investment           Investment   Capital            Asset        Total
 April 30,            Value  Income (a)    Gain (Loss)    Total      Income     Gains    Total   Value   Return (b)
-------------------------------------------------------------------------------------------------------------------
Class A (9/94)

1998                 $10.66        $.54          $ .41    $ .95      $(.55)    $(.03)   $(.58)  $11.03        9.05%
1997 (c)              10.82         .09           (.16)    (.07)      (.09)       --     (.09)   10.66        (.63)
1997 (d)              10.97         .56           (.13)     .43       (.54)     (.04)    (.58)   10.82        4.04
1996 (d)              10.40         .54            .57     1.11       (.54)       --     (.54)   10.97       10.90
1995 (e)              10.31         .26            .12      .38       (.27)     (.02)    (.29)   10.40        3.84

Class B (2/97)

1998                  10.67         .46            .39      .85       (.46)     (.03)    (.49)   11.03        8.14
1997 (c)              10.82         .09           (.16)    (.07)      (.08)       --     (.08)   10.67        (.65)
1997 (e)              10.80         .04            .02      .06       (.04)       --     (.04)   10.82         .55

Class C (9/94)

1998                  10.56         .48            .39      .87       (.48)     (.03)    (.51)   10.92        8.39
1997 (c)              10.72         .08           (.16)    (.08)      (.08)       --     (.08)   10.56        (.73)
1997 (d)              10.85         .46           (.09)     .37       (.46)     (.04)    (.50)   10.72        3.48
1996 (d)              10.31         .46            .54     1.00       (.46)       --     (.46)   10.85        9.88
1995 (e)              10.29         .23            .08      .31       (.27)     (.02)    (.29)   10.31        3.09

Class R (12/86)

1998                  10.62         .56            .39      .95       (.56)     (.03)    (.59)   10.98        9.17
1997 (c)              10.78         .09           (.15)    (.06)      (.10)       --     (.10)   10.62        (.60)
1997 (d)              10.92         .57           (.11)     .46       (.56)     (.04)    (.60)   10.78        4.38
1996 (d)              10.38         .57            .54     1.11       (.57)       --     (.57)   10.92       10.94
1995 (d)              10.81         .57           (.40)     .17       (.58)     (.02)    (.60)   10.38        1.85
1994 (d)              10.85         .57            .02      .59       (.57)     (.06)    (.63)   10.81        5.47
===================================================================================================================

        *   Annualized.
        (a) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory.
        (b) Total returns are calculated on net asset value without any sales charge and are not annualized.
        (c) For the two months ended April 30.
        (d) For the fiscal year ended February 28/29.
        (e) From commencement of class operations as noted through February 28.

                                     Ratios/Supplemental Data
----------------------------------------------------------------------------
                                  Ratio                     Ratio
                                 of Net                    of Net
                  Ratio of   Investment     Ratio of   Investment
                  Expenses    Income to     Expenses    Income to
                to Average      Average   to Average      Average
                Net Assets   Net Assets   Net Assets   Net Assets
                    Before       Before        After        After  Portfolio
   Ending Net   Reimburse-   Reimburse-   Reimburse-   Reimburse-   Turnover
 Assets (000)         ment         ment      ment(a)      ment(a)       Rate
-----------------------------------------------------------------------------
     $ 90,459          .86%        4.91%         .86%        4.91%        40%
       69,291          .84*        5.12*         .84*        5.12*        12
       68,268          .87         5.07          .87         5.07         35
       46,943          .92         5.00          .91         5.01         27
       14,097         1.27*        5.28*        1.00*        5.55*        25

        4,992         1.61         4.14         1.61         4.14         40
          488         1.59*        4.36*        1.59*        4.36*        12
          228         1.58*        4.84*        1.58*        4.84*        35

        8,037         1.41         4.36         1.41         4.36         40
        5,615         1.39*        4.57*        1.39*        4.57*        12
        5,448         1.61         4.33         1.61         4.33         35
        5,151         1.63         4.34         1.63         4.34         27
        3,979         1.75*        4.83*        1.75*        4.83*        25

      727,068          .66         5.12          .66         5.12         40
      714,622          .64*        5.31*         .64*        5.31*        12
      732,587          .63         5.31          .63         5.31         35
      761,936          .63         5.33          .63         5.33         27
      736,702          .64         5.67          .64         5.67         25
      745,914          .65         5.21          .65         5.21         11
=============================================================================

                    Building Better Portfolios with Nuveen


Nuveen Family
of Mutual Funds

Nuveen offers a variety of funds designed to help you reach your financial goals.

Growth Funds
Nuveen Rittenhouse
Growth Fund

Growth and
Income Funds
European Value Fund

Growth and
Income Stock Fund

Balanced Municipal
and Stock Fund

Balanced Stock
and Bond Fund

Municipal
Bond Funds

National Funds
Long-Term
Insured
Intermediate-Term
Limited Term

State Funds
Alabama
Arizona
California
Colorado
Connecticut
Florida
Georgia
Kansas
Kentucky
Louisiana
Maryland
Massachusetts
Michigan
Missouri
New Jersey
New Mexico
New York
North Carolina
Ohio
Pennsylvania
South Carolina
Tennessee
Virginia
Wisconsin

Reducing the impact of taxes and moderating risk are important goals for many risk-sensitive investors seeking to build better portfolios. For these investors, a tax-efficient, risk-resistant investment portfolio often forms the foundation of a carefully crafted financial plan for building and sustaining wealth. Nuveen is committed to providing investors and their financial advisers with a range of products and investment tools to help build better portfolios.

Mutual Funds

Nuveen Mutual Funds offer investors access to the Nuveen family of Premier Advisers/SM/, including Nuveen Advisory Corp., Institutional Capital Corp. and Rittenhouse Financial Services. Our equity, balanced and income funds seek to provide consistent performance, time-tested strategies to reduce risk and experienced, professional management.

Private Asset Management

Rittenhouse Financial Services and Nuveen Asset Management offer comprehensive, customized investment management solutions to investors with assets of $250,000 or more to invest. A range of actively managed growth, balanced and municipal income-oriented portfolios are available, all based upon a disciplined investment philosophy.

Unit Trusts

Nuveen Unit Trusts are fixed portfolios of quality securities that are a convenient, attractive alternative to purchasing individual securities. They provide low-cost diversification to reduce risk, experienced, professional security selection and surveillance and daily liquidity at that day's net asset value for quick access to your assets.

Exchange-Traded Funds

Nuveen Exchange-Traded Funds offer investors actively managed portfolios of investment-grade quality municipal bonds. The fund shares are listed and traded on the New York and American stock exchanges. Exchange-traded funds provide the investment convenience, price visibility and liquidity of common stocks.

MuniPreferred/R/

Nuveen MuniPreferred offers investors a AAA-rated investment with an attractive tax-free yield for the cash reserves portion of an investment portfolio. MuniPreferred shares are backed 2-to-1 by the long-term portfolios of Nuveen dual-class exchange-traded funds and are available for national as well as a wide variety of state-specific portfolios.

Fund Information

Board of Trustees
Robert P. Bremner
Lawrence H. Brown
Anthony T. Dean
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

Fund Manager

Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

Transfer Agent and
Shareholder Services

Shareholder Services, Inc.
Nuveen Investor Services
P.O. Box 5330
Denver, CO 80217-5330
(800) 621-7227

Legal Counsel

Fried, Frank, Harris,
Shriver & Jacobson
Washington, D.C.

Independent Public Accountants

Arthur Andersen LLP
Chicago, Illinois

Serving Investors for Generations

[PHOTO OF JOHN NUVEEN, SR. APPEARS HERE]

John Nuveen, Sr.

Since our founding in 1898, John Nuveen & Co. has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for risk-sensitive individuals seeking to build and sustain wealth. In fact, more than 1.3 million investors have trusted Nuveen to help them maintain the lifestyle they currently enjoy.

The cornerstone of Nuveen's investment philosophy is a commitment to disciplined long-term investment strategies focused on providing consistent, attractive performance over time -- with moderated risk. We emphasize quality securities carefully chosen through in-depth research, and we follow those securities closely over time to ensure that they continue to meet our exacting standards.

Whether your focus is long-term growth, dependable current income or sustaining accumulated wealth, Nuveen offers a wide variety of products and services to help meet your unique circumstances and financial planning needs. Our equity, balanced, and income funds, along with our unit trusts and private asset management, can form the foundation of a tax-efficient and risk-resistant portfolio.

Talk with your financial adviser to learn more about how Nuveen investment products and services can help you build and sustain your long-term financial security. Or call us at (800) 621-7227 for more information, including a prospectus where applicable. Please read that information carefully before you invest.

1898

NUVEEN  1998
OUR SECOND CENTURY
helping investors sustain the wealth of a lifetime./TM/

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286

www.nuveen.com                                                       VAN-N1-4.98

NUVEEN
Municipal Bond Funds


April 30, 1998

Annual Report

Dependable, tax-free income to help you keep more of what you earn.




All-American
Intermediate
Limited Term


                             [PHOTO APPEARS HERE]

Highlights

As of April 30, 1998
For Class A shares on net asset value


* Overall rating within the municipal bond category for Class A shares for the period ended 4/30/98. Morningstar proprietary ratings reflect historical risk-adjusted performance and are subject to change every month. Ratings are calculated from a fund's three-, five- and 10-year average annual returns in excess of 90-day Treasury bill returns, with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. Class A shares of all three funds earned four stars for each of the three- and five-year periods ended 4/30/98, and for the 10-year period for the Limited Term fund. In an investment category, 10% of funds receive five stars and 22.5% receive four stars. 1,547 municipal bond funds were rated for the three-year period, 809 for the five-year period, and 346 for the 10-year period, each ended 4/30/98.

Credit Quality                         Performance Highlights

Nuveen Flagship All-American Municipal Bond Fund
[PIE CHART APPEARS HERE]

AAA       29%
AA         6%
A         21%
BBB/NR    44%

               .  **** Four-star rating by Morningstar*
               . Outperformed Lehman Municipal Bond Index and Lipper peer group average by more than 100 basis points
               . Ranked in the top 10% of national municipal bond funds by Lipper

Nuveen Flagship Intermediate Municipal Bond Fund
[PIE CHART APPEARS HERE]

AAA       31%
AA        11%
A         23%
BBB/NR    35%

               .  **** Four-star rating by Morningstar*
               . Outperformed Lehman 7-Year Municipal Bond Index and Lipper peer group average by more than 100 basis points
               . Ranked in the top 5% of national intermediate-term municipal bond funds by Lipper

Nuveen Flagship Limited Term Municipal Bond Fund
[PIE CHART APPEARS HERE]

AAA       36%
AA         6%
A         26%
BBB/NR    32%

               .  **** Four-star rating by Morningstar*
               . Paralleled Lehman 5-Year Municipal Bond Index and outperformed Lipper peer group average by more than 100 basis points
               . Ranked in the top 10% of national short-intermediate municipal bond funds by Lipper

     Contents
 1   Dear Shareholder
 3   All-American Commentary and Overview
 6   Intermediate Commentary and Overview
 9   Limited Term Commentary and Overview
12   Portfolio of Investments
33   Statement of Net Assets
34   Statement of Operations
35   Statement of Changes in Net Assets
36   Notes to Financial Statements
42   Financial Highlights
48   Report of Independent Public Accountants
49   Building Better Portfolios

Is it Time for a Financial Check-Up?

Now is a great time to sit down with your financial adviser and review your financial plan. How can you make sure that your investment strategy is strong enough to provide the income you need today and versatile enough to change as your goals do? Here are some guidelines:

 . Make sure you and your adviser understand your current situation. How have your goals, objectives and risk profile changed? What are your current tax concerns, interests, lifestyle?

 . Revisit your current investment choices. If the value of one portion of your portfolio has grown substantially, it may be time to rebalance asset classes.

 . Determine how your asset mix will be implemented. Changing your asset allocation is generally a gradual process. Make sure you and your adviser have a clear understanding of each other's responsibilities. Define and discuss what you want in terms of support from your adviser.

 . Keep revisiting your plan. Don't assume that once you've revised your plan and reallocated your portfolio the process is finished.

It's recommended that you meet at least once a year with your financial adviser-and usually more if there have been significant changes in interest rates, tax laws, retirement plan distributions, lifestyle or health.

Even if things haven't changed, it makes good financial sense to keep in touch with your adviser.

Dear Shareholder

[TIMOTHY R. SCHWERTFEGER PHOTO APPEARS HERE]
Timothy R. Schwertfeger
Chairman of the Board

Wealth takes a lifetime to build. Once achieved, it should be preserved.

I'm pleased to report that over the past 12 months, the Nuveen national municipal bond funds continued to perform well and meet their objectives of providing attractive tax-free income and after-tax performance. Once again, all three funds generated competitive yields and were ranked in the top 10 percent of their respective Lipper peer groups based on their outstanding total returns. Each fund also received a four-star rating by Morningstar, demonstrating strong risk-adjusted performance in addition to the superior overall performance recognized by Lipper.

The declining interest rate environment over the past year had a significant impact on the funds' performance. As the chart below illustrates, the yield on the Bond Buyer 40, an unmanaged index of long-term municipal bonds, fell from 5.89% to 5.39% during the year. The decline reduced the income levels of the All-American and Intermediate funds, as higher-yielding bonds that were called or sold from the portfolios had to be replaced with bonds paying today's lower interest rates. As a result, the dividends for these funds were reduced to reflect the levels of income being earned by the portfolios. The Limited Term fund's income was not impacted during the period because its low turnover and good call protection supported the dividend through the low interest rate environment. In addition, the accumulation of income from higher-yielding bonds purchased over the past couple of years allowed us to increase its dividend during the period.

[Bond Buyer 40 Chart Appears Here]

The decline in interest rates also led to many portfolio holdings appreciating in value during the year. Many of the bonds in the portfolios have higher coupon rates than are available in today's market, and the value of those bonds increased as rates trended downward. The price appreciation resulting from this and other factors led to the fund's outstanding total returns over the year.

The Economy in Review
The past 12 months were noteworthy for the ongoing performance of the equity markets, which continued to exhibit remarkable strength. Fixed-income investments also enjoyed bullish performance, as declining interest rates and low inflation provided the ideal backdrop for a bond market rally. Much of the decline in interest rates resulted from expectations that the financial problems of Asia would restrain the prices of imported goods and reduce foreign demand for U.S. products and services, thereby keeping inflation at moderate levels. These inflation expectations were largely fulfilled, as the Consumer Price Index

Nuveen offers an ever-expanding range of products designed to help investors build a diversified, tax-efficient portfolio.

rose only 1.4% for the 12 months ended April 1998, remaining at one of its lowest levels in more than 30 years.

In coming months, we will continue to closely watch several key factors that are likely to affect the future of the economy, including demand for goods and services, changes in U.S. production capacity, the availability of qualified employees, and stability of the money supply. While it is still too early for the full impact of Asia's financial difficulties to show up in U.S. economic statistics, the potential long-term effect of this crisis on American markets is of special concern. We expect that the development of these factors will continue to influence the tone of the fixed-income markets during the remainder of the year.

Building Better Portfolios

As economic events unfold, we believe that many investors will find diversification to be an increasingly important investment strategy. An appropriately diversified portfolio that is invested in a variety of asset classes that each react differently to changes in the economic environment can help cushion your portfolio against risk.

Many investors select Nuveen municipal bond funds because their emphasis on dependable tax-free income and attractive after-tax returns makes them ideal for building and maintaining long-term financial security. These funds can work together with other Nuveen investments to create the foundation of a diversified, well-balanced portfolio. Recent studies by Nuveen Research have demonstrated that balanced portfolios combining municipal bonds and stocks provided superior after-tax returns and lower levels of risk compared with blends of stocks and taxable bonds.

You and your financial adviser may want to consider combining your Nuveen municipal bond fund with an investment in the new Nuveen European Value Fund, an equity mutual fund that offers a portfolio of quality European company stocks for investors seeking long-term growth and international diversification. This fund is just one of an ever-expanding range of Nuveen products and services designed to help investors achieve diversification while building a tax-efficient, risk-sensitive investment portfolio. If you'd like to learn more about the Nuveen European Value Fund or any of our other investments, contact your financial adviser or call Nuveen Investor Services for a prospectus at
(800) 621-7227. Please read it carefully before you invest.

When seeking quality investment solutions that withstand the test of time, we hope that you continue to think of John Nuveen & Co. On behalf of everyone at Nuveen, I thank you for your continued confidence in us and our family of investments.

Sincerely,

/s/ Tim R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board


June 15, 1998

Nuveen Flagship All-American Municipal Bond Fund

Portfolio Manager's Comments

Rick Huber, portfolio manager of the All-American fund, talks about the municipal market over the past year and the performance of the fund.

Comments cover the one-year period ended April 30, 1998 and all performance statistics are quoted for Class A shares on net asset value.



The Year in Review

Over the past 12 months, we have enjoyed a bull market in fixed-income investments, including municipal bonds. Bond prices rose as interest rates continued to drop and inflation remained at 30-year lows. However, the performance of the municipal market was moderated by the effect of heavy supply, as the lower rate environment stimulated a substantial increase in new issuance as well as the refinancing of existing bonds. The first quarter of 1998 saw $68 billion of new municipal issuance, up 70% from the same period in 1997.

The flood of new issues continued in recent weeks with May's long-awaited sale of the first segment of Long Island (New York) Power Authority's $7 billion offering, the largest issuance in municipal bond history. The publicity surrounding this issue brought an unusual level of attention to the municipal market and may stimulate additional interest in municipal bonds.

Investment Objective

The All-American fund is a long-term municipal bond fund that seeks to provide a high level of current income consistent with capital preservation. The fund invests in a nationally diversified portfolio of investment-grade quality municipal bonds with an average maturity of 15-30 years. Nuveen follows a disciplined investment process and tax-conscious portfolio management strategies that emphasize competitive tax-free income and attractive after-tax total returns over time.

Fund Performance

Once again, the All-American fund was an exceptional performer by every measure. Its 10.32% total return outperformed the Lehman Brothers Municipal Bond Index return by more than 100 basis points, as well as its Lipper peer group average return of 9.02%. The fund was ranked in the top 10 percent of national municipal bond funds by Lipper (16th of the 237 funds in the grouping), and earned a four-star rating by Morningstar. The fund's distribution yield of 5.19% is one of the most competitive dividend rates in its category (SEC yield was 4.52% for the same period). Shareholders in the 31% federal income tax bracket would have had to earn at least 7.52% on a comparable taxable investment to equal the All-American fund's distribution yield on a taxable equivalent basis (or 6.55% to equal the SEC yield).

Income Levels

The fund has performed well during this period of declining interest rates, although its dividend had to be reduced in January to compensate for the lower levels of income produced when cash inflows and proceeds from called and sold bonds were used to purchase bonds paying today's lower rates. However, the fund continues to pay competitive dividend rates because our in-depth research allows us to find those higher-yielding and undervalued bonds that perform well throughout market cycles.

Price Appreciation

Our careful research also helped us purchase bonds that appreciated in value due to credit upgrades and pre-refundings. Over the past year, a large percentage of the bonds in the portfolio were pre-refunded by their issuers. In a pre-refunding, bonds are essentially paid off by their issuer and backed by U.S. Treasury securities until they can be called from the portfolio. The pre-refunding increases the credit quality of the bond significantly, and it appreciates in value as a result. This price appreciation accounts for a large percentage of the growth in total return over the past year. Other bonds in the portfolio increased in value because their credit ratings were upgraded during the year. Credit upgrades were common throughout 1997 and the first quarter of 1998 as the financial conditions of many municipalities improved with the booming economy.

Strategies Over the Past Year
Maintaining the income level of the fund has been a priority over the past year. To meet our goal of sustaining a competitive dividend, one focus has been on call protection, which helps reduce the volatility of the income stream by ensuring that only a small percentage of bonds could be called away from the portfolio at any one time. In our efforts to improve the call protection of the fund, we searched for bonds that have attractive call features or are not callable at all. This ensures that if interest rates remain steady or continue to drop, the higher-paying bonds in the portfolio will not be called away immediately and will remain in the portfolio generating competitive income levels unless we choose to sell them.

Another strategy over the past year was to purchase shorter-duration bonds with maturities of 15-20 years. We felt that this was an excellent area of value in the municipal bond market because these bonds offered attractive income levels compared to their historical levels of volatility. Duration is a measure of price volatility in relation to changes in interest rates. Longer-duration bonds, which tend to be more volatile, offered little incremental yield for taking on the additional interest rate risk they carry. Also, with shorter-duration bonds, the fund should be less affected by interest rate movements. Although it would be less affected by a market downturn, the shorter-duration fund will also be less able to participate in a market rally.

We also increased our holdings of health care bonds during the year, reflecting the value opportunities we saw in this sector, particularly in hospital and long-term care bonds. Health care bonds now represent 17% of the portfolio, the fund's largest holding. When we purchased these bonds, they offered good yields and the potential for price appreciation. Since that time, many of these bonds have been pre-refunded or have increased in value due to other factors such as credit upgrades.

Outlook for the Future
In the coming months, we plan to manage the fund more conservatively, and will work toward a shorter duration.

In addition, we plan to reposition the credit quality of the fund during the next year. Currently, the fund is heavily weighted in the lower categories of investment-grade quality bonds, with 44% in BBB and non-rated bonds. However, we plan to replace many of these lower-rated bonds with bonds that have higher credit ratings. At present, credit spreads remain tight, meaning that the difference in yields between higher-rated and lower-rated bonds is unusually small. By purchasing higher-rated bonds, we will increase the credit quality of the fund with little impact on the fund's income levels. We anticipate that credit spreads will widen again and that the higher-rated bonds will increase in value as a result. Higher-rated bonds will also help us position the fund more conservatively since they are less subject to market fluctuations.

Nuveen Flagship All-American Municipal Bond Fund

Performance Overview

As of April 30, 1998

     [BAR GRAPH OF MONTHLY TAX-FREE DIVIDENDS (CLASS A SHARES) GOES HERE]

M    0.04990
J    0.05020
J    0.05020
A    0.05020
S    0.05020
O    0.05020
N    0.05020
D    0.05020
J    0.04900
F    0.04900
M    0.04900
A    0.04900


=======================================
Top 5 Sectors
=======================================
Health Care                         17%
---------------------------------------
Transportation                      14%
---------------------------------------
Utilities                           13%
---------------------------------------
U.S. Guaranteed                     11%
---------------------------------------
Education and Civic Organizations   10%
=======================================


1 The fund also paid shareholders taxable distributions in December of $0.0914 per share.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years, which is not reflected in the return figures. Class C shares have a 1% CDSC for redemptions within one year which is not reflected in the one-year total return.

3 Based on SEC yield and a federal income tax rate of 31%. Represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.

4 The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses.

=============================================================================
Portfolio Statistics
=============================================================================
Share Class                                       A       B       C         R
=============================================================================
Inception Date                                10/88    2/97    6/93      2/97
-----------------------------------------------------------------------------
Net Asset Value                              $11.32  $11.33  $11.31  $  11.32
-----------------------------------------------------------------------------
Fund Net Assets ($000)                                               $312,244
-----------------------------------------------------------------------------
Average Weighted Maturity (Years)                                       21.61
-----------------------------------------------------------------------------
Average Weighted Duration (Years)                                        7.60
=============================================================================


=============================================================================
Annualized Total Return/2/
=============================================================================
Share Class                        A(NAV)  A(Offer)       B       C         R
=============================================================================
1-Year                             10.32%     5.67%   9.51%   9.75%    10.45%
-----------------------------------------------------------------------------
5-Year                              6.95%     6.04%   6.33%   6.35%     7.00%
-----------------------------------------------------------------------------
Since Inception                     8.77%     8.29%   8.28%   8.17%     8.80%
=============================================================================


=============================================================================
Tax-Free Yields
=============================================================================
Share Class                        A(NAV)  A(Offer)       B       C         R
=============================================================================
Distribution Rate                   5.19%     4.97%   4.45%   4.67%     5.41%
-----------------------------------------------------------------------------
SEC 30-Day Yield                    4.52%     4.33%   3.77%   3.97%     4.73%
-----------------------------------------------------------------------------
Taxable Equivalent Yield/3/         6.55%     6.28%   5.46%   5.75%     6.86%
=============================================================================

                   [GRAPH OF INDEX COMPARISON/4/ GOES HERE]

9/88     10000     10000     9580
4/89     10176     10063     9640
4/90     11331     11307    10832
4/91     12381     12233    11719
4/92     13739     13876    13293
4/93     15322     15795    15131
4/94     16180     16764    16060
4/95     18002     18496    17719
4/96     18561     19173    18367
4/97     19414     20072    19229
4/98     21398     22367    21427

||||   Lehman Brothers Municipal Bond Index                        $21,398
||||   Nuveen Flagship All-American Municipal Bond Fund (NAV)      $22,367
||||   Nuveen Flagship All-American Municipal Bond Fund (Offer)    $21,427


Past performance is not predictive of future results.

Nuveen Flagship Intermediate Municipal Bond Fund

Portfolio Manager's Comments


Paul Brennan, portfolio manager of the Intermediate fund, talks about the municipal market over the past year and the performance of the fund.

Comments cover the one-year period ended April 30, 1998 and all performance statistics are quoted for Class A shares on net asset value.



The Year in Review

Over the past 12 months, we have enjoyed a bull market in fixed-income investments, including municipal bonds. Bond prices rose as interest rates continued to drop and inflation remained at 30-year lows. However, the performance of the municipal market was moderated by the effect of heavy supply, as the lower rate environment stimulated a substantial increase in new issuance as well as the refinancing of existing bonds. The first quarter of 1998 saw $68 billion of new municipal issuance, up 70% from the same period in 1997.

The flood of new issues continued in recent weeks with May's long-awaited sale of the first segment of Long Island (New York) Power Authority's $7 billion offering, the largest issuance in municipal bond history. The publicity surrounding this issue brought an unusual level of attention to the municipal market and may stimulate additional interest in municipal bonds.

Investment Objective

The Intermediate fund is an intermediate-term municipal bond fund that seeks a balance of current income and capital preservation potential. The fund invests in a nationally diversified portfolio of investment-grade municipal bonds with an average maturity of 5-10 years. Nuveen follows a disciplined investment process and tax-conscious portfolio management strategies that emphasize competitive tax-free income and attractive after-tax total returns over time.

Fund Performance

The fund performed exceptionally well compared with its benchmark and peer group. Its total return of 8.97% outperformed the Lehman 7-Year Municipal Bond Index return of 7.84%, and surpassed its Lipper peer group average by almost 200 basis points. The fund was ranked in the top five percent of national intermediate municipal bond funds by Lipper (fifth of the 139 funds in the grouping) and received a four-star rating by Morningstar.

Although the fund posted these outstanding results for the year, it experienced a dividend reduction in April as a result of the declining interest rate environment. As interest rates fell over the past year, we had to replace bonds that were called or sold with bonds paying today's lower interest rates. With its resulting lower income levels, the fund's dividend was adjusted to align with its income rate.

Strategies Over the Past Year

Maturity and Duration

We achieved this outstanding performance by purchasing securities at the longer end of the intermediate-term maturity spectrum and were rewarded as interest rates dropped and these bonds outperformed shorter maturity bonds on a relative scale. The fund maintained a significantly longer duration than its benchmark and peer group (6.79 average weighted duration compared with 5.42 for the Lehman 7-Year Index), which was an important factor in performance. Duration is a measure of the fund's price volatility in relation to changes in interest rates. With a longer duration, the Intermediate fund was better able to participate in this year's market rally. However, it would also have been more adversely affected had the bond market experienced a downturn.

Call Protection

During the year, we structured the fund to maintain superior call protection by purchasing bonds with favorable call provisions as well as those that are not callable at all. This ensures that if interest rates remain steady or continue to drop, the higher-paying bonds in the portfolio will not be called away immediately and will remain in the portfolio generating competitive income levels unless we choose to sell them. Call protection helps ensure a more stable dividend and also helped the fund outperform its peers as interest rates fell and many similar funds experienced bond calls that adversely affected their income levels.

Undervalued Securities

By leveraging Nuveen's award-winning research department, we were able to find undervalued bonds that also contributed to the fund's strong performance. For example, many of the bonds in the portfolio were pre-refunded during the year. In a pre-refunding, bonds are essentially paid off by their issuer and backed by U.S. Treasury securities until they can be called from the portfolio. The pre-refunding increases the credit quality of the bond significantly, and it appreciates in value as a result. This price appreciation accounted for a significant percentage of the fund's total return over the past year.

Research also helped us maintain a competitive dividend during the year by allowing us to find lower-rated, higher-yielding bonds. The incremental yield offered by these higher-yielding bonds contributed to the fund's strong dividend. We also took advantage of Nuveen's research team to find undervalued securities in the health care sector. The fund has a relatively heavy weighting in this sector, which offers competitive yields and good potential for price appreciation.

Outlook for the Future

In the coming months, we will continue to utilize the same strategies that led to such strong performance for the fund over the last year. Since income is a top objective of the fund, we will work toward maintaining superior call protection and helping ensure the strength of the dividend. In addition, we will continue to maintain a relatively long duration compared with the benchmark Lehman 7-Year Index. This means more volatility for the fund should interest rates fluctuate, but also will ensure that the fund is able to maximize its participation in any potential market rallies.

Nuveen Flagship Intermediate Municipal Bond Fund
Performance Overview
As of April 30, 1998

Monthly Tax-Free Dividends (Class A Shares)/1/

[BAR CHART APPEARS HERE]


0.04280   0.04300   0.04300   0.04300   0.04300   0.04300   0.04300   0.04300   0.04300   0.04300   0.04300   0.04200
 M         J         J         A         S         O         N         D         J         F         M         A


Portfolio Statistics
Share Class                                                       A        C         R
--------------------------------------------------------------------------------------
Inception Date                                                 9/92    12/95      2/97
Net Asset Value                                              $10.88   $10.89   $ 10.86
Fund Net Assets ($000)                                                         $46,474
Average Weighted Maturity (Years)                                                 8.69
Average Weighted Duration (Years)                                                 6.79
--------------------------------------------------------------------------------------
Annualized Total Return/2/
Share Class                                         A(NAV)  A(Offer)       C         R
--------------------------------------------------------------------------------------
1-Year                                               8.97%     5.74%    8.47%     9.17%
5-Year                                               6.24%     5.59%    5.67%     6.25%
Since Inception                                      7.25%     6.67%    6.67%     7.26%
--------------------------------------------------------------------------------------
Tax-Free Yields
Share Class                                         A(NAV)  A(Offer)       C         R
--------------------------------------------------------------------------------------
Distribution Rate                                    4.63%     4.49%    4.08%     4.81%
SEC 30-Day Yield                                     4.02%     3.90%    3.47%     4.23%
Taxable Equivalent Yield/3/                          5.83%     5.65%    5.03%     6.13%
--------------------------------------------------------------------------------------

Index Comparison/4/
[GRAPH APPEARS HERE]


9/92                  10000     9700     10000    10000
4/93                  10798    10474     10679    10574
4/94                  11253    10915     10979    10890
4/95                  11789    11436     11805    11582
4/96                  12792    12409     12851    12515
4/97                  13516    13111     13520    13094
4/98                  14818    14374     14841    14195

Lehman Brothers 7-Year Municipal Bond Index                  $14,195
Lehman Brothers 10-Year Municipal Bond Index                 $14,841
Nuveen Flagship Intermediate Municipal Bond Fund (NAV)       $14,818
Nuveen Flagship Intermediate Municipal Bond Fund (Offer)     $14,374

Past performance is not predictive of future results.

Top 5 Sectors
---------------------------------------------
Health Care                               25%
Tax Obligation (Limited)                  14%
Transportation                            12%
Utilities                                  9%
Education and Civic Organizations          9%
---------------------------------------------

1 The fund also paid taxable distributions to shareholders in December of $0.0034 per share.

2 Class A share returns are actual. Class C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 3.0% maximum sales charge. Class C shares have a 1% CDSC for redemptions within one year which is not reflected in the one-year total return.

3 Based on SEC yield and a federal income tax rate of 31%. Represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.

4 The Index Comparison shows the change in value of a $10,000 investment in Class A shares of the Nuveen fund compared with the Lehman Brothers 7-Year and 10-Year Municipal Bond Indexes. In the past, the fund's performance was compared against the Lehman 10-Year Municipal Bond Index. Begining this year, we will compare the fund's performance with the Lehman 7-Year Municipal Bond Index because that index better corresponds to the fund's investment policies, which require that the fund maintain a weighted average portfolio maturity of 5-10 years. The Lehman Municipal Bond Indexes are comprised of a broad range of investment-grade municipal bonds, and do not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (3.0%) and all ongoing fund expenses.

Nuveen Flagship Limited Term Municipal Bond Fund

Portfolio Manager's Comments

Rick Huber, portfolio manager of the Limited Term fund, talks about the municipal market over the past year and the performance of the fund.

Comments cover the one-year period ended April 30, 1998 and all performance statistics are quoted for Class A shares on net asset value.



The Year in Review

Over the past 12 months, we have enjoyed a bull market in fixed-income investments, including municipal bonds. Bond prices rose as interest rates continued to drop and inflation remained at 30-year lows. However, the performance of the municipal market was moderated by the effect of heavy supply, as the lower rate environment stimulated a substantial increase in new issuance as well as the refinancing of existing bonds. The first quarter of 1998 saw $68 billion of new municipal issuance, up 70% from the same period in 1997.

The flood of new issues continued in recent weeks with May's long-awaited sale of the first segment of Long Island (New York) Power Authority's $7 billion offering, the largest issuance in municipal bond history. The publicity surrounding this issue brought an unusual level of attention to the municipal market and may stimulate additional interest in municipal bonds.

Investment Objective

The Limited Term fund is a short/intermediate-term municipal bond fund that seeks current income consistent with a high level of capital preservation. The fund invests in a nationally diversified portfolio of investment-grade municipal bonds with an average maturity of one to seven years. Nuveen follows a disciplined investment process and tax-conscious portfolio management strategies that emphasize competitive tax-free income and attractive after-tax total returns over time.

Fund Performance
The Limited Term fund performed well, generating a competitive dividend and total return compared with its peers. The fund's total return of 6.67% outperformed its Lipper peer group of national short/intermediate-term municipal bond funds by 138 basis points and was ranked second of the 34 funds in the grouping for the year. The fund essentially paralleled the unmanaged Lehman Brothers 5-Year Municipal Bond Index return of 6.73% and was given a four-star rating by Morningstar. During a period when many municipal bond funds experienced dividend reductions due to the lower interest rate environment, the dividend for the Limited Term fund actually increased during the period. Through foresight and strategic management, we structured the fund so that we locked in good yields and a relatively high income stream that could support the dividend through this lower interest rate environment.

Although the Limited Term fund is a relatively conservative municipal bond fund when compared with the other longer-term Nuveen funds in this report, its strong performance was achieved through a more aggressive management strategy than most shorter-term municipal bond funds undertake. It has a relatively heavy weighting in higher-yielding BBB and non-rated bonds and maintains a longer duration than many short-term funds.

Duration is a measure of the price volatility of the fund in relation to a change in interest rates. Longer duration funds are better able to participate in a market rally, but will suffer more in a down market. Although the fund is subject to more volatility than its peers with shorter maturities and durations, it provides an excellent opportunity for more conservative investors who want to invest in the municipal bond market for the shorter-term with less price volatility and greater income stability than can be found with longer-term funds.

Strategies Over the Past Year

During the past year, our research-intensive bond selection process allowed us to find opportunities throughout the country to enhance the yield and performance potential of the fund. We found value in a range of maturities, regions and sectors, including the health care industry. The portfolio was heavily weighted in health care securities because the tremendous amount of issuance in that sector forced issuers to offer attractive yields. The fund also benefited as health care bonds, particularly those issued by long-term care providers, appreciated in value during the year. However, we feel that we have maximized our opportunities in the health care sector for now, so we will be looking for ways to diversify the fund more in other sectors of the municipal market in the coming months.

Outlook for the Future

During the coming year, we plan to take a more conservative approach to managing the fund, including repositioning its credit quality. Currently, the fund is heavily weighted in the lower categories of investment-grade quality bonds, with 32% in BBB and non-rated bonds. However, we plan to replace many of these lower-rated bonds with bonds that have higher credit ratings. At present, credit spreads remain tight, meaning that the difference in yields between higher-rated and lower-rated bonds is unusually small. By purchasing higher-rated bonds, we will increase the credit quality of the fund without significantly impacting current income levels. We anticipate that credit spreads will widen again and that the higher-rated bonds will increase in value as a result. Higher-rated bonds will help us position the fund more conservatively since they are less subject to market fluctuations.

Nuveen Flagship Limited Term Municipal Bond Fund
Performance Overview
As of April 30, 1998

Portfolio Statistics

Share Class                                                       A        C          R
Inception Date                                                10/87    12/95       2/97
Net Asset Value                                              $10.80   $10.79   $  10.78
Fund Net Assets ($000)                                                         $472,787
Average Weighted Maturity (Years)                                                  5.53
Average Weighted Duration (Years)                                                  4.42

 Annualized Total Return/1/
Share Class                                         A(NAV)  A(Offer)       C          R
1-Year                                               6.67%     4.03%    6.33%      6.87%
5-Year                                               4.94%     4.40%    4.59%      4.95%
10-Year                                              6.50%     6.23%    6.17%      6.50%

 Tax-Free Yields
Share Class                                         A(NAV)  A(Offer)       C          R
Distribution Rate                                    4.72%     4.60%    4.39%      4.95%
SEC 30-Day Yield                                     3.76%     3.66%    3.41%      3.96%
Taxable Equivalent Yield/2/                          5.45%     5.30%    4.94%      5.74%

 Index Comparison/3/

4/88  10000   10000   9750    10000
4/89  10215   10284  10027    10324
4/90  11197   11273  10992    11430
4/91  11812   11678  11386    12040
4/92  12450   12271  11964    12794
4/93  14598   14358  13999    15294
4/94  15150   14960  14586    16138
4/95  15952   15656  15665    17039
4/96  16898   16387  15978    18232
4/97  18214   17691  17249    20047
4/98  19311   18769  18308    21711

-- Lehman Brother 5-year Municipal Bond Index                        $19,311
-- Lehman Brother 10-year Municipal Bond Index                       $21,711
-- Nuveen Flagship Limited Term Municipal Bond Fund (NAV)            $18,769
-- Nuveen Flagship Limited Term Municipal Bond Fund (Offer)          $18,308

Monthly Tax-Free Dividends (Class A Shares)

0.04150    M
0.04250    J
0.04250    J
0.04250    A
0.04250    S
0.04250    O
0.04250    N
0.04250    D
0.04250    J
0.04250    F
0.04250    M
0.04250    A

Top 5 Sectors

Health Care                        23%
Utiities                           14%
Education and Civic Organizations  12%
Tax Obligation (General)           10%
Tax Obligation (Limited)            9%

1 Class A share returns are actual. Class C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 2.5% maximum sales charge. Class C shares have a 1% CDSC for redemptions within one year which is not reflected in the one-year total return.

2 Based on SEC yield and a federal income tax rate of 31%. Represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.

3 The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers 5-Year and 10-Year Municipal Bond Indexes. In the past, the fund's performance was compared against the Lehman 10-Year Municipal Bond Index. Begining this year, we will compare the fund's performance with the Lehman 5-Year Municipal Bond Index, which can now be used as a 10-year comparison and better corresponds to the fund's investment policies. The Lehman Municipal Bond Indexes are comprised of a broad range of investment-grade municipal bonds, and do not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (2.5%) and all ongoing fund expenses.

Portfolio of Investments
Nuveen Flagship All-American Municipal Bond Fund
April 30, 1998


  Principal                                                                                 Optional Call                     Market
     Amount    Description                                                                    Provisions*    Ratings**         Value
------------------------------------------------------------------------------------------------------------------------------------
               Alaska - 1.5%

$ 5,000,000    Alaska Industrial Development and Export Authority, Revolving Fund             4/08 at 101          AAA    $4,805,100
                 Refunding Bonds, Series 1998A, 5.250%, 4/01/23 (DD)
------------------------------------------------------------------------------------------------------------------------------------
               California - 10.2%

  5,000,000    California Health Facilities Financing Authority, Insured Refunding            7/07 at 102          AAA     5,114,100
                 Revenue Bonds (Pomona Valley Hospital Medical Center), 1997 Series A,
                 5.625%, 7/01/19

  2,000,000    California Pollution Control Financing Authority, Pollution Control           No Opt. Call            A     2,160,320
                 Refunding Revenue Bonds (San Diego Gas and Electric Company), 1996
                 Series A, 5.900%, 6/01/14

  5,000,000    California Statewide Communities Development Authority, Special               10/07 at 102         Baa3     5,043,600
                 Facilities Lease Revenue Bonds, 1997 Series A, 5.700%, 10/01/33

  8,000,000    Contra Costa Home Mortgage Finance Authority, California, 1984 Home           No Opt. Call          AAA     2,899,600
                 Mortgage Revenue Bonds, 0.000%, 9/01/17

  2,000,000    Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue            No Opt. Call          Baa     1,432,680
                 Bonds, Series 1995A, 0.000%, 1/01/05

  7,000,000    Long Beach Aquarium of the Pacific, Revenue Bonds (Aquarium of the             7/05 at 102          BBB     7,239,820
                 Pacific Project), 1995 Series A, 6.125%, 7/01/23

  4,000,000    Regional Airports Improvement Corporation, Facilities Sublease                 5/06 at 102         BBB-     4,344,480
                 Refunding Revenue Bonds, Issue of 1996, Delta Air Lines, Inc.
                 (Los Angeles International Airport), 6.350%, 11/01/25

               Sacramento Cogeneration Authority, Cogeneration Project Revenue Bonds
                 (Procter & Gamble Project), 1995 Series:
    500,000        6.200%, 7/01/06                                                            7/05 at 102         BBB-       542,585
  1,000,000        6.500%, 7/01/21                                                            7/05 at 102         BBB-     1,086,330

  2,000,000    Taft Public Financing Authority, Lease Revenue Bonds, 1997 Series A            1/07 at 101         BBB+     2,093,000
                 (Community Correctional Facility Acquisition Project), 6.050%, 1/01/17
------------------------------------------------------------------------------------------------------------------------------------
               Colorado - 5.6%

               E-470 Public Highway Authority, Capital Improvement Trust Fund, Highway
               Revenue Bonds, Senior Bonds:
  6,000,000      0.000%, 8/31/05                                                             No Opt. Call          Aaa     4,275,360
  2,000,000      6.950%, 8/31/20 (Pre-refunded to 8/31/05)                                    8/05 at 103          Aaa     2,348,940

 11,800,000    Colorado Health Facilities Authority, Retirement Facilities (Liberty          No Opt. Call          Aaa     3,120,982
                 Heights), 0.000%, 7/15/22

  5,000,000    City and County of Denver, Colorado, Airport System Revenue Bonds,            11/07 at 101          AAA     4,930,650
                 Series 1997E, 5.250%, 11/15/23

  2,500,000    Hyland Hills Park and Recreation District, Adams County, Colorado             12/06 at 101          N/R     2,698,475
                 Special Revenue Refunding and Improvement Bonds, Series 1996A, 6.750%,
                 12/15/15
------------------------------------------------------------------------------------------------------------------------------------
               Connecticut - 1.8%

  2,000,000    State of Connecticut Health and Educational Facilities Authority, Revenue     11/04 at 102          AAA     2,270,860
                 Bonds, Nursing Home Program Issue, Series 1994, AHF/Hartford, Inc.
                 Project, 7.125%, 11/01/14

  3,305,000    State of Connecticut Health and Educational Facilities Authority,             No Opt. Call          AAA     3,455,609
               Revenue Bonds, Trinity College Issue, Series F, 5.500%, 7/01/21
------------------------------------------------------------------------------------------------------------------------------------
               Delaware - 0.6%

  1,750,000    Delaware Economic Development Authority, First Mortgage Revenue Bonds          5/07 at 102          BBB     1,833,493
                 (Peninsula United Methodist Homes, Inc. Issue), Series 1997A, 6.300%,
                 5/01/22


  Principal                                                                                 Optional Call                     Market
     Amount    Description                                                                    Provisions*    Ratings**         Value
------------------------------------------------------------------------------------------------------------------------------------
               Florida - 2.6%
$ 1,000,000    Town of Lady Lake, Florida, Industrial Development Revenue Bonds               7/00 at 102      N/R ***    $1,129,900
                 (Sunbelt Utilities, Inc. Project), Series 1990, 9.625%, 7/01/15
                 (Pre-refunded to 7/01/00)

  1,955,000    Nassau County, Florida (GF/Amelia Island Properties, Inc.                      1/03 at 103          N/R     2,271,690
                 Project), ICF/MR Revenue Bonds, Series 1993A, 9.750%, 1/01/23

  1,750,000    Polk County Industrial Development Authority (Florida), Solid                 12/06 at 102           A1+    1,818,495
                 Waste Disposal Facility Revenue Bonds (Tampa Electric Company Project),
                 Series 1996, 5.850%, 12/01/30

  1,965,000    Sanford Florida Airport Authority, Industrial Development Revenue,             5/06 at 102           N/R    2,104,142
                 Central Florida Terminals, Inc. Project, Series A, 7.500%, 5/01/10

    645,000    Sanford Airport Authority (Florida), Industrial Development                    5/07 at 102           N/R      676,779
                 Revenue Bonds (Central Florida Terminals Inc. Project), Series 1997C,
                 7.500%, 5/01/21
------------------------------------------------------------------------------------------------------------------------------------
               Georgia - 1.7%
  2,000,000    Brunswick and Glynn County (Georgia) Development Authority,                    3/08 at 102          Baa2    1,983,020
                 Revenue Refunding Bonds, Series 1998 (Georgia Pacific Corporation Project),
                 5.550%, 3/01/26

  2,000,000    Municipal Electric Authority of Georgia, General Power Revenue Bonds,          No Opt. Call            A    2,089,300
                 1993C Series, 5.700%, 1/01/19

  1,000,000    Municipal Electric Authority of Georgia, Project One Special                   No Opt. Call            A+   1,135,920
                 Obligation Bonds, Fifth Crossover Series, 6.500%, 1/01/17
------------------------------------------------------------------------------------------------------------------------------------
                 Illinois - 8.4%

  1,750,000    City of Chicago, Illinois, Gas Supply Revenue Bonds, 1990 Series A              5/00 at 102           AA-   1,904,210
                 (The Peoples Gas, Light and Coke Company Project), 8.100%, 5/01/20

  1,000,000    City of Chicago, Illinois, Gas Supply Refunding Revenue Bonds,                  6/05 at 102           AA-   1,062,970
                 1995 Series A (The Peoples Gas, Light and Coke Company Project), 6.100%,
                   6/01/25
  2,000,000    Illinois Development Finance Authority (The Presbyterian Home,                  9/06 at 102           AA-   2,181,720
                 Lake Forest Place Project), Revenue Bonds, Series 1996 B, 6.300%, 9/01/22

  4,000,000    Illinois Educational Facilities Authority, Revenue Refunding Bonds              12/04 at 100          BBB   4,388,040
                 (Columbia College), Series 1992, 6.875%, 12/01/17

  3,750,000    Illinois Educational Facilities Authority, Revenue Refunding Bonds,              7/01 at 102       A+ ***   4,121,888
                 Loyola University of Chicago, Series 1991-A, 7.125%, 7/01/21 (Pre-refunded to 7/01/01)

  2,000,000    Illinois Health Facilities Authority, Revenue Refunding Bonds,                   8/06 at 102          N/R   2,220,240
                 Series 1995A (Fairview Obligated Group), 7.125%, 8/15/17

  6,000,000    Illinois Health Facilities Authority, Revenue Refunding Bonds,                   2/07 at 102           A-   6,076,440
                 Series 1996B (Sarah Bush Lincoln Health Center), 5.750%, 2/15/22

  4,000,000    Illinois Health Facilities Authority, Revenue Bonds (Victory Health              8/07 at 101           A-   4,053,880
                 Service), Series 1997A, 5.750%, 8/15/27

    145,000    Illinois Health Facilities Authority, Revenue Bonds, Series 1989                 1/99 at 102         BBB+     150,413
                 (Westlake Community Hospital), 7.875%, 1/01/13
------------------------------------------------------------------------------------------------------------------------------------
               Indiana - 6.0%
  1,000,000    Town of Fishers, Indiana, Economic Development First Mortgage                    9/98 at 102         N/R  1,028,990
                 Revenue Bonds (United Student Aid Funds, Inc. Project), Series 1989,
                 8.375%, 9/01/14

  1,750,000    Indiana Health Facility Financing Authority, Hospital Revenue                    8/00 at 102     N/R ***    1,935,553
                 Bonds, Series 1990 (Hancock Memorial Hospital Project), 8.300%, 8/15/20
                 (Pre-refunded to 8/15/00)

  4,000,000    The Trustees of Indiana University, Indiana University Student Fee               No Opt. Call        AAA    2,025,800
                 Bonds, Series K, 0.000%, 8/01/11

  2,000,000    Indianapolis Airport Authority, Special Facilities Revenue Bonds,                 7/04 at 102        BBB    2,239,620
                 Series 1994 (Federal Express Corporation Project), 7.100%, 1/15/17

  4,000,000    Indianapolis Airport Authority, Specialty Facility Revenue Bonds,                11/05 at 102       Baa2    4,310,680
                 Series 1995A (United Airlines, Inc., Indianapolis Maintenance Center
                 Project), 6.500%, 11/15/31

Portfolio of Investments
Nuveen Flagship All-American Municipal Bond Fund (continued)
April 30, 1998

 Principal                                                                            Optional Call                Market
    Amount    Description                                                               Provisions*  Ratings**      Value
---------------------------------------------------------------------------------------------------------------------------
              Indiana (continued)
$5,450,000    City of Indianapolis, Indiana, Economic Development Revenue Bonds         7/06 at 102         A  $5,679,881
                (Willowbrook Apartments Project), Senior Series 1996A, 6.500%,
                7/01/26

   500,000    Hospital Authority of Monroe County (Indiana), Hospital Revenue           5/02 at 101       AAA     547,680
                Bonds, Series 1992 (Bloomington Hospital Project), 6.700%, 5/01/12
                (Pre-refunded to 5/01/02)

 1,000,000    Rockport Pollution Control (Indiana Michigan Power Company), 7.600%,      3/01 at 102      Baa2   1,085,380
                3/01/16

---------------------------------------------------------------------------------------------------------------------------
              Kentucky - 7.9%

 5,000,000    City of Ashland, Kentucky, Sewage and Solid Waste Revenue Bonds,          2/05 at 102      Baa1   5,642,950
                Series 1995 (Ashland Inc. Project), 7.125%, 2/01/22

 5,000,000    County of Henderson, Kentucky, Solid Waste Disposal Revenue Bonds         3/05 at 102      Baa2   5,457,500
                (MacMillan Bloedel Project), Series 1995, 7.000%, 3/01/25

 4,500,000    Jefferson County, Kentucky, Capital Projects Corporation, Lease          No Opt. Call        A+   2,145,645
                Revenue Bonds, Series 1992A, 0.000%, 8/15/12

 2,000,000    Kentucky Economic Development Finance Authority, Hospital System          4/08 at 102       BBB   2,038,540
                Refunding and Improvement Revenue Bonds, Series 1997
                (Appalachian Regional Healthcare, Inc. Project), 5.875%, 10/01/22

 5,000,000    Louisville and Jefferson County Metropolitan Sewer District              11/04 at 102       AAA   5,729,050
                (Commonwealth of Kentucky), Sewer and Drainage System Revenue
                Bonds, Series 1994A, 6.750%, 5/15/25

 3,500,000    Pendleton County, Kentucky, County Lease Revenue Bonds, Kentucky          3/03 at 102         A   3,711,120
                Associated Counties Leasing Trust Program, Series 1993-A,
                6.500%, 3/01/19

---------------------------------------------------------------------------------------------------------------------------
              Louisiana - 0.7%

 2,000,000    City of New Orleans, Audubon Park Commission, Aquarium Revenue            4/02 at 102   N/R ***   2,287,520
                Bonds, Series 1992, 8.000%, 4/01/12 (Pre-refunded to 4/01/02)

---------------------------------------------------------------------------------------------------------------------------
              Maryland - 0.7%

 2,000,000    Maryland Energy Financing Administration, Limited Obligation Solid       12/06 at 102        A-   2,183,880
                Waste Disposal Revenue Bonds (Wheelabrator Water Technologies,
                Baltimore L.L.C. Projects), 1996 Series, 6.450%, 12/01/16

---------------------------------------------------------------------------------------------------------------------------
              Massachusetts - 2.3%

 4,900,000    Massachusetts Health and Educational Facilities Authority, Revenue       12/05 at 102        A1   5,304,544
                Bonds, Dana-Farber Cancer Institute Issue, Series G-1, 6.250%,
                12/01/22

 2,000,000    Massachusetts Port Authority, Revenue Bonds, Series 1997-B, 5.375%,       7/07 at 101       AA-   1,969,440
                7/01/27

---------------------------------------------------------------------------------------------------------------------------
              Michigan - 2.4%

 3,315,000    Detroit/Wayne County Stadium Authority (State of Michigan),               2/07 at 102       AAA   3,266,336
                Building Authority (Stadium) Bonds, Series 1997
                (Wayne County Limited Tax General Obligation), 5.250%,
                2/01/27

 2,000,000    Michigan State Hospital Finance Authority, Hospital Revenue and          10/08 at 102       BBB   1,957,900
                Refunding Bonds (Genesys Regional Medical Center Obligated Group),
                Series 1998A, 5.500%, 10/01/18

 2,000,000    Pontiac, Michigan Hospital Finance Authority, Hospital Revenue            8/03 at 102      BBB-   2,033,840
                Refunding, Nomc Obligation Group, 6.000%, 8/01/13

   420,000    Western Townships Utilities Authority, Sewage Disposal System Bonds,      1/99 at 102      BBB+     438,934
                Series 1989, 8.200%, 1/01/18

---------------------------------------------------------------------------------------------------------------------------
              Mississippi - 0.7%

 2,000,000    Claiborne County, Mississippi, Pollution Control Revenue Refunding        5/00 at 102      BBB-   2,111,780
                Bonds (System Energy Resources, Inc. Project), Series 1995, 7.300%,
                5/01/25

---------------------------------------------------------------------------------------------------------------------------
              New Hampshire - 1.9%

   700,000    New Hampshire Higher Educational and Health Facilities Authority,         7/99 at 100         A     707,686
                Hospital Revenue Bonds, Catholic Medical Center Issue, Series 1989,
                6.000%, 7/01/17

Principal                                                                             Optional Call                        Market
   Amount     Description                                                               Provisions*     Ratings**           Value
---------------------------------------------------------------------------------------------------------------------------------
              New Hampshire (continued)

$ 600,000     New Hampshire Higher Educational And Health Facilities                    1/01 at 102             A     $   647,664
               Authority, Hospital Revenue Bonds, St. Joseph Hospital Issue,
               Series 1991, 7.500%, 1/01/16

  425,000     The Essex County Improvement Authority (Essex County, New                 4/04 at 102          BBB+         461,006
               Jersey), City of Newark, General Obligation Lease Revenue Bonds,
               Series 1994, 6.600%, 4/01/14

2,400,000     New Jersey Economic Development Authority, Electric Energy                6/02 at 102           N/R       2,630,016
               Facility Revenue Bonds (Vineland Cogeneration Limited Partnership
               Project), Series 1992, 7.875%, 6/01/19

1,375,000     New Jersey Economic Development Authority, Insured Revenue                5/05 at 102           AAA       1,495,533
               Bonds (Educational Testing Service Issue), Series 1995B,
               6.125%, 5/15/15
---------------------------------------------------------------------------------------------------------------------------------
              New York -- 11.5%

1,900,000     The City of New York, New York, General Obligation Bonds,             2/02 at 101 1/2            A3       2,105,523
               Fiscal 1992 Series B, 7.500%, 2/01/09

              The City of New York (New York), General Obligation Bonds,
               Fiscal 1992, Series D:
  685,000      7.500%, 2/01/17 (Pre-refunded to 2/01/02)                            2/02 at 101 1/2           Aaa         769,371
  750,000      7.500%, 2/01/18 (Pre-refunded to 2/01/02)                            2/02 at 101 1/2           Aaa         842,378

3,000,000     The City of New York (New York), General Obligation Bonds,                4/07 at 101            A3       3,213,210
               Fiscal 1997 Series I, 6.250%, 4/15/27

1,750,000     New York City Housing Development Corporation, Multi-Unit                 6/01 at 102           AAA       1,867,145
               Mortgage Refunding Bonds (FHA Insured Mortgage Loans),
               1991 Series A, 7.350%, 6/01/19

1,480,000     Dormitory Authority of the State of New York, City University            No Opt. Call          BBB+       1,561,785
               System Consolidated Second General Resolution Revenue Bonds,
               Series 1993A, 5.750%, 7/01/18

2,500,000     Dormitory Authority of the State of New York, Department of               7/05 at 102      BBB+ ***       2,849,500
               Health of the State of New York, Revenue Bonds, Series 1995,
               6.625%, 7/01/24 (Pre-refunded to 7/01/05)

3,000,000     New York State Housing Finance Agency, Service Contract                   9/05 at 102          BBB+       3,269,970
               Obligation Revenue Bonds, 1995 Series A, 6.375%, 9/15/15

1,590,000     State of New York Mortgage Agency, Homeowner Mortgage Revenue             4/01 at 102           Aa2       1,687,515
               Bonds, 1991 Series UU, 7.750%, 10/01/23

5,500,000     New York State Urban Development Corporation, State Facilities           No Opt. Call          BBB+       5,746,455
               Revenue Bonds, 1995 Refunding Series, 5.700%, 4/01/20

1,500,000     New York State Urban Development Corporation, Project Revenue            No Opt. Call          BBB+       1,533,285
               Bonds (Center for Industrial Innovation), 1995 Refunding Series,
               5.500%, 1/01/13

2,125,000     New York State Urban Development Corporation, Project Revenue            No Opt. Call          BBB+       2,175,129
               Bonds (University Facilities Grants), 1995 Refunding Series,
               5.500%, 1/01/19

7,500,000     The Port Authority of New York and New Jersey, Special Project           10/06 at 102           N/R       8,219,625
               Bonds, Series 4, KIAC Partners Project, 6.750%, 10/01/19
---------------------------------------------------------------------------------------------------------------------------------
              North Carolina -- 0.9%

1,400,000     Martin County Industrial Facilities and Pollution Control                11/05 at 102             A       1,457,582
               Financing Authority (North Carolina), Solid Waste Disposal
               Revenue Bonds, Series 1995 (Weyerhaeuser Company Project),
               6.000%, 11/01/25

1,299,276     Woodfin Treatment Facility, Inc. (North Carolina),                       12/03 at 102           N/R       1,357,067
               Proportionate Interest Certificates, 6.750%, 12/01/13
---------------------------------------------------------------------------------------------------------------------------------
              North Dakota -- 0.2%

  490,000     North Dakota Housing Finance Agency, Single Family Mortgage               7/99 at 103           Aa2         511,663
               Program Bonds, 1989 Series B, 8.000%, 7/01/13

Portfolio of Investments
Nuveen Flagship All-American Municipal Bond Fund (continued)
April 30, 1998



  Principal                                                                              Optional Call                       Market
     Amount  Description                                                                   Provisions*    Ratings**           Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Ohio - 8.7%

$ 2,000,000      City of Cleveland, Ohio, Airport System Revenue Bonds,                    1/08 at 101          AAA     $ 1,914,480
                 Series 1997A, 5.125%, 1/01/27

  1,400,000      Cleveland Public Power System, 7.000%, 11/15/17                          11/01 at 102          AAA       1,533,420

  1,350,000      County of Columbiana, Ohio, County Jail Facilities Construction          12/04 at 102           AA       1,545,656
                   Bonds (General Obligation - Unlimited Tax), 6.700%, 12/01/24

  1,000,000      County of Cuyahoga, Ohio, Health Care Facilities Revenue Bonds,           6/00 at 100          N/R       1,081,860
                   Series 1990 (Altenheim Project), 9.280%, 6/01/15

  3,000,000      County of Cuyahoga, Ohio, Hospital Revenue Bonds (Meridia Health          8/05 at 102          AAA       3,369,390
                   System), Series 1995, 6.250%, 8/15/24 (Pre-refunded to 8/15/05)

  1,000,000      County of Cuyahoga, Ohio, Hospital Facilities Revenue Bonds,              2/03 at 102           A1       1,073,140
                   Series 1993, Health Cleveland, Inc. (Fairview General Hospital
                   Project), 6.300%, 8/15/15

  2,350,000      City of Garfield Heights, Ohio, Hospital Improvement and Refunding       11/02 at 102            A       2,548,011
                   Revenue Bonds, Series 1992B (Marymount Hospital Project),
                   6.700%, 11/15/15

  1,500,000      County of Lucas, Ohio, Hospital Facilities Revenue Bonds, Series         12/01 at 102      N/R ***       1,710,960
                   1991 (Flower Memorial Hospital), 8.125%, 12/01/11
                   (Pre-refunded to 12/01/01)

  3,500,000      County of Miami, Ohio, Hospital Facilities Revenue Refunding and          5/06 at 102          BBB       3,715,740
                   Improvement Bonds, Series 1996A (Upper Valley Medical Center),
                   6.375%, 5/15/26

  2,750,000      State of Ohio, Ohio Air Quality Development Authority, Air Quality        9/05 at 102           A+       2,928,888
                   Development Revenue Refunding Bonds, 1995 Series (The Dayton Power
                   and Light Company Project), 6.100%, 9/01/30

  1,750,000      State of Ohio (Ohio Higher Educational Facility Commission),             12/03 at 102          AAA       1,940,435
                   Higher Educational Facility Mortgage Revenue Bonds (University of
                   Dayton 1992 Project), 6.600%, 12/01/17

  3,500,000      County of Shelby, Ohio, Hospital Facilities Revenue Refunding and         9/02 at 102          BBB       3,907,365
                   Improvement Bonds, Series 1992 (The Shelby County Memorial Hospital
                   Association), 7.700%, 9/01/18

-----------------------------------------------------------------------------------------------------------------------------------
                 Oklahoma - 0.9%
  2,750,000      Trustees of the Tulsa Municipal Airport Trust, Revenue Bonds,             6/05 at 102          Baa2      2,907,878
                   Series 1995 (American Airlines), 6.250%, 6/01/20

-----------------------------------------------------------------------------------------------------------------------------------
                 Pennsylvania - 4.4%
  2,500,000      Allegeheny County Higher Education Building Authority                     2/06 at 102         Baa3       2,658,600
                   (Commonwealth of Pennsylvania), College Revenue Bonds, Series A
                   of 1996 (Robert Morris College), 6.400%, 2/15/14

  1,500,000      Clarion County Hospital Authority, Hospital Revenue Refunding Bonds,      7/99 at 102          N/R       1,599,615
                   Series 1989 (Clarion Hospital Project), 8.100%, 7/01/12

  1,000,000      Delaware County Industrial Development Authority, Pollution Control       4/01 at 102          AAA       1,088,730
                   Revenue Refunding Bonds, 1991 Series A (Philadelphia Electric
                   Company Project), 7.375%, 4/01/21

    500,000      Falls Township Hospital Authority, Refunding Revenue Bonds,               8/02 at 102          AAA         548,360
                   The Delaware Valley Medical Center Project (FHA Insured Mortgage),
                   Series 1992, 7.000%, 8/01/22

  1,000,000      Latrobe Industrial Development Authority (Commonwealth of                 5/04 at 102         Baa1       1,081,350
                   Pennsylvania) College Revenue Bonds (Saint Vincent College Project),
                   Series 1994, 6.750%, 5/01/24

  1,700,000      City of Philadelphia, Pennsylvania, Gas Works Revenue Bonds,              7/03 at 102         Baa1       1,814,648
                   Fourteenth Series, 6.375%, 7/01/26

  4,500,000      The Hospitals and Higher Education Facilities Authority of               11/03 at 102          A-        4,857,075
                   Philadelphia, Hospital Revenue Bonds, Series A of 1993 (Temple
                   University Hospital), 6.625%, 11/15/23

-----------------------------------------------------------------------------------------------------------------------------------
                             Rhode Island - 0.5%

  1,600,000      Rhode Island Housing and Mortgage Finance Corporation, Homeownership      10/00 at 102         AA+       1,690,768
                   Opportunity Bonds, Series 3-A, 7.850%, 10/01/16


   Principal                                                                             Optional Call                       Market
      Amount     Description                                                               Provisions*    Ratings**           Value
-----------------------------------------------------------------------------------------------------------------------------------
                 South Carolina - 2.6%

$ 1,975,000      Berkeley County School District, Certificates of Participation,           2/04 at 102          AAA     $ 2,149,156
                   6.300%, 2/01/16

  1,770,000      Georgetown County Water and Sewer District, Water and Sewer System        6/05 at 102          N/R       1,996,383
                   Revenue Refunding and Improvement Bonds, Junior Lien Series 1995,
                   6.500%, 6/01/25

  1,000,000      South Carolina Housing Finance and Development Authority, Multifamily     6/05 at 102         BBB+       1,062,790
                   Housing Mortgage Revenue Bonds (United Dominion-Hunting Ridge
                   Apartments Project), Series 1995, 6.750%, 6/01/25

  1,000,000      South Carolina Housing Finance and Development Authority, Multifamily    11/05 at 102          AA-       1,029,510
                   Housing Revenue Refunding Bonds (Runaway Bay Apartments Project),
                   Series 1995, 6.125%, 12/01/15

  1,750,000      York County, South Carolina, Water and Sewer System Revenue Bonds,       12/03 at 102          N/R       1,772,820
                   Series 1995, 6.500%, 12/01/25

-----------------------------------------------------------------------------------------------------------------------------------
                 South Dakota - 0.8%

  2,500,000      Education Loans Incorporated (South Dakota), Tax Exempt Fixed Rate        6/08 at 102           A2       2,450,525
                   Student Loan Asset-Backed Callable Notes, Subordinate Series
                   1998-1K, 5.600%, 6/01/20

-----------------------------------------------------------------------------------------------------------------------------------
                 Tennessee - 2.8%

  2,985,000      The Health and Educational Facilities Board of the Metropolitan           2/08 at 102           AA       2,976,941
                   Government of Nashville and Davidson County, Tennessee, Multi-Modal
                   Interchangeable Rate, Health Facility Revenue Bonds, 5.500%, 5/01/23

  2,155,000      The Health and Educational Housing Facility Board of the County of        8/07 at 105          N/R       2,637,138
                   Shelby, Tennessee, ICF/MR Revenue Bonds (Open Arms Developmental
                   Centers), Series 1992A, 9.750%, 8/01/19

  1,380,000      South Fulton Tennessee, Inc. Industrial Development Board, Industrial    10/05 at 102           A3       1,488,620
                   Development Revenue, Tyson Foods Inc., Project, 6.350%, 10/01/15

  1,500,000      Wilson County, Tennessee, Certificates of Participation (Wilson           6/04 at 102            A       1,605,555
                   County Educational Facilities Corporation), Series 1994,
                   6.250%, 6/30/15

-----------------------------------------------------------------------------------------------------------------------------------
                 Texas - 7.8%

  7,000,000      Alliance Airport Authority, Special Facilities Revenue Bonds, Series      4/06 at 102          BBB       7,474,110
                   1996 (Federal Express Corporation Project), 6.375%, 4/01/21

  7,000,000      Brazos River Authority, Pollution Control Revenue Refunding Bonds         5/08 at 102          AAA       6,925,310
                   (Texas Utilities Electric Company Project), Series 1998A, 5.550%,
                   5/01/33 (WI)

  2,000,000      Dallas-Fort Worth International Airport Facility Improvement             11/02 at 102         Baa2       2,212,320
                   Corporation, American Airlines, Inc. Revenue Bonds, Series 1992,
                   7.250%, 11/01/30

  2,500,000      Lower Neches Valley Authority, Industrial Development Corporation,        3/08 at 101           AA       2,506,250
                   Refunding Revenue Bonds, Series 1998 (Mobil Oil Refining Corporation
                   Project), 5.550%, 3/01/33

  2,000,000      North Central Texas Health Facilities Development Corporation, Health     2/06 at 102          BBB       2,129,360
                   Facilities Development Revenue Bonds (C.C. Young Memorial Home
                   Project), Series 1996, 6.375%, 2/15/20

  2,895,000      Port of Bay City Authority of Matagorda County, Texas, Revenue Bonds      5/06 at 102           A+       3,133,577
                   (Hoechst Celanese Corporation Project), Series 1996, 6.500%, 5/01/26

-----------------------------------------------------------------------------------------------------------------------------------
                 Utah - 0.7%

  2,000,000      Carbon County, Utah, Solid Waste Disposal Refunding Revenue Bonds         2/05 at 102         BBB+       2,306,139
                   (Laidlaw Inc./ECDC Environmental, L.C. Project), 1995 Series A,
                   7.500%, 2/01/10

-----------------------------------------------------------------------------------------------------------------------------------
                 Virginia - 1.2%

  2,000,000      Industrial Development Authority of the County of Hanover, Hospital      No Opt. Call          AAA       2,302,139
                   Revenue Bonds, Series 1995 (Memorial Regional Medical Center Project
                   at Hanover Medical Park), 6.375%, 8/15/18

  1,250,000      Southeastern Public Service Authority of Virginia, Senior Revenue         7/03 at 102           A-       1,288,749
                   Bonds, Series 1993 (Regional Solid Waste System), 6.000%, 7/01/13

Portfolio of Investments
Nuveen Flagship All-American Municipal Bond Fund (continued)
April 30, 1998


  Principal                                                                                 Optional Call                     Market
     Amount     Description                                                                   Provisions*    Ratings**         Value
------------------------------------------------------------------------------------------------------------------------------------
                Washington D.C. - 0.5%
$ 1,480,000     District of Columbia, University Revenue Bonds (Georgetown                    4/99 at 102           A+   $1,546,836
                  University Issue), Series 1990B, 7.150%, 4/01/21
------------------------------------------------------------------------------------------------------------------------------------
                West Virginia - 0.2%

    500,000     Mason County, West Virginia, Pollution Control Revenue Bonds                  1/00 at 102         Baa1       527,364
                  (Appalachian Power Company Project), Series G, 7.400%, 1/01/14
------------------------------------------------------------------------------------------------------------------------------------
                Wisconsin - 0.3%

     840,000    Village of Fall Creek, Wisconsin Municipal Nursing Home Mortgage               7/99 at 100         N/R       873,338
                  Revenue Bonds, Series 1989, 9.875%, 7/01/19
------------------------------------------------------------------------------------------------------------------------------------
$311,749,276    Total Investments - (cost $285,702,426) - 99.0%                                                          309,218,001
============------------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.0%                                                                       3,026,220
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100.0%                                                                                     $312,244,221
                ====================================================================================================================

         * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

         ** Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.

         *** Securities are backed by an escrow or trust containing sufficient U.S. government or U.S. government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

         (DD) Security purchased on a delayed delivery basis (note 1).

         (WI) Security purchased on a when-issued basis (note 1).

         N/R  Investment is not rated.



                                 See accompanying notes to financial statements.

Portfolio of Investments
Nuveen Flagship Intermediate Municipal Bond Fund
April 30, 1998

    Principal                                                                              Optional Call                     Market
       Amount  Description                                                                   Provisions*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               Arizona - 1.2%

   $  520,000  The Industrial Development Authority of the County of Pima, Single            5/07 at 102         AAA     $  538,918
                 Family Mortgage Revenue Refunding Bonds, Series 1997B, 5.850%, 5/01/09
-----------------------------------------------------------------------------------------------------------------------------------
               California - 2.3%

    1,000,000  Sacramento Cogeneration Authority Cogeneration Project Revenue Bonds          7/05 at 102        BBB-      1,085,170
                 (Procter & Gamble Project), 1995 Series, 6.200%, 7/01/06
-----------------------------------------------------------------------------------------------------------------------------------
               Colorado - 8.9%

    2,300,000  E-470 Public Highway Authority, Capital Improvement Trust Fund           8/05 at 95 29/32         Aaa      1,572,027
                 Highway Revenue Bonds, Senior Bonds, 0.000%, 8/31/06
                 (Pre-refunded to 8/31/05)

      500,000  Colorado Health Facilities Authority Revenue Bonds, Series 1995              12/05 at 102          A-        540,545
                 (Covenant Retirement Communities Inc.), 6.200%, 12/01/07

    1,000,000  City and County of Denver, Colorado, Airport System Revenue Bonds,           11/05 at 102         AAA      1,044,820
                 Series 1996B, 5.400%, 11/15/06

      900,000  Eagle County Air Terminal Corporation, Airport Terminal Project              No Opt. Call         N/R        956,727
                 Revenue Bonds, Series 1996, 6.750%, 5/01/06
-----------------------------------------------------------------------------------------------------------------------------------
               Connecticut - 0.7%

      335,000  Eastern Connecticut Resource Recovery Authority, Solid Waste                  1/03 at 102         BBB        338,554
                 Revenue Bonds (Wheelabrator Lisbon Project), Series 1993A,
                 5.150%, 1/01/05
-----------------------------------------------------------------------------------------------------------------------------------
               Delaware - 1.1%

      500,000  Delaware Economic Development Authority, First Mortgage Revenue               5/07 at 102         BBB        527,055
                 Bonds (Peninsula United Methodist Homes, Inc. Issue), Series 1997A,
                 6.100%, 5/01/10
-----------------------------------------------------------------------------------------------------------------------------------
               Florida - 5.5%

      275,000  State of Florida, Full Faith and Credit, Broward County Expressway           No Opt. Call         AA+        388,933
                 Authority Bonds, Series of 1984, 9.875%, 7/01/09

    1,000,000  Palm Beach County, Florida School Board, Certificates of                     No Opt. Call         AAA      1,075,620
                 Participation, Series A, 5.800%, 8/01/04

    1,000,000  Sanford, Florida, Airport Authority Industrial Development                   No Opt. Call         N/R      1,066,450
                 Revenue, Central Florida Terminals Inc. Project, Series A,
                 7.500%, 5/01/06
-----------------------------------------------------------------------------------------------------------------------------------
               Illinois - 5.6%

    1,000,000  Illinois Health Facilities Authority Revenue Bonds, Series 1996              No Opt. Call          A-      1,068,230
                 (Mercy Hospital and Medical Center Project) 6.000%, 1/01/06

               Illinois Health Facilities Authority Revenue Bonds, Series 1998
               (Centegra Health System):
      500,000    5.500%, 9/01/09                                                             9/08 at 101          A-        513,765
      500,000    5.500%, 9/01/10                                                             9/08 at 101          A-        511,435

      500,000  Illinois Health Facilities Authority Revenue Bonds (Victory Health            8/07 at 101          A-        524,710
                 Service), Series 1997A, 5.750%, 8/15/08
-----------------------------------------------------------------------------------------------------------------------------------
               Indiana - 2.2%

      500,000  Indiana Bond Bank Special Program Bonds, Series 1997 B                        2/07 at 102         AA-        530,405
                 (Hendricks County Redevelopment Authority, Pittboro Project),
                 5.750%, 2/01/08

      500,000  Indiana Health Facility Financing Authority, Variable Rate                   No Opt. Call         AA+        504,895
                 Hospital Revenue Bonds (Charity Obligated Group - Daughters of
                 Charity National Health System), Series 1997D, 5.000%, 11/01/26

Portfolio of Investments
Nuveen Flagship Intermediate Municipal Bond Fund (continued)
April 30, 1998

    Principal                                                                              Optional Call                     Market
       Amount  Description                                                                   Provisions*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               Kansas - 1.0%

   $  420,000  Lenexa, Kansas, Multifamily Housing Revenue Refunding, Barrington Park        2/03 at 102          AA     $  441,668
                 Apartments Project, Series 1993A, 6.200%, 2/01/08
-----------------------------------------------------------------------------------------------------------------------------------
               Kentucky - 5.0%

    1,165,000  Kentucky Infrastructure Authority, Governmental Agencies Program Revenue      8/05 at 102           A      1,236,764
                 Refunding Bonds, 1995 Series H, 5.600%, 8/01/06

    1,000,000  McCracken County, Kentucky, Hospital Revenue Refunding, Mercy Health         No Opt. Call         AAA      1,088,750
                 System, Series A, 6.100%, 11/01/04
-----------------------------------------------------------------------------------------------------------------------------------
               Louisiana - 0.6%

      265,000  Louisiana Public Facilities Authority, Student Loan Revenue Bonds,            9/02 at 102         Aaa        280,775
                 6.600%, 3/01/03
-----------------------------------------------------------------------------------------------------------------------------------
               Maryland - 1.1%

      500,000  Maryland Health and Higher Educational Facilities Authority, Refunding        1/07 at 102          A-        528,635
                 Revenue Bonds, Pickersgill Issue, Series 1997A, 5.750%, 1/01/08
-----------------------------------------------------------------------------------------------------------------------------------
               Massachusetts - 5.3%

               Massachusetts Health and Educational Facilities Authority, Revenue
               Bonds, Dana-Farber Cancer Institute Issue, Series G-1:
      500,000    6.500%, 12/01/05                                                           No Opt. Call          A1        556,005
      750,000    6.500%, 12/01/06                                                           12/05 at 102          A1        848,970

    1,000,000  Massachusetts Water Pollution Abatement Trust, Water Pollution                2/04 at 102         AA+      1,064,350
                 Abatement Revenue Bonds (SESD Loan Program), 1994 Series A,
                 5.700%, 2/01/05
-----------------------------------------------------------------------------------------------------------------------------------
               Michigan - 8.7%

      750,000  Michigan Municipal Bond Authority, State Revolving Fund                      No Opt. Call         AA+        853,275
                 Revenue Bonds, Series 1994, 7.000%, 10/01/04

    1,000,000  Michigan State Hospital Finance Authority, Hospital Revenue                  No Opt. Call         BBB      1,068,000
                 Refunding Bonds (Gratiot Community Hospital, Alma, Michigan),
                 Series 1995, 6.100%, 10/01/07

    1,000,000  Michigan State Hospital Finance Authority, Hospital Revenue and              No Opt. Call         BBB      1,022,240
                 Refunding Bonds (Genesys Regional Medical Center Obligated
                 Group), Series 1998A, 5.500%, 10/01/08

    1,000,000  County of Monroe, Michigan, Pollution Control Revenue Bonds                  No Opt. Call         AAA      1,095,510
                 (The Detroit Edison Company Project), Series A-1994,
                 6.350%, 12/01/04
-----------------------------------------------------------------------------------------------------------------------------------
               Missouri - 1.5%

      300,000  Missouri State Health & Educational Facilities Authority, Health              2/07 at 102         N/R        309,912
                 Facilities Revenue Refunding, Lutheran Senior Services, 5.550%,
                 2/01/09

      350,000  The Industrial Development Authority of the City of St. Louis, Missouri,     12/02 at 102         N/R        379,992
                 Industrial Revenue Refunding Bonds (Kiel Center Multipurpose Arena
                 Project), Series 1992, 7.625%, 12/01/09
-----------------------------------------------------------------------------------------------------------------------------------
               Nebraska - 2.1%

    1,000,000  Energy America Natural Gas Revenue Note (Metropolitan Utility District       No Opt. Call         N/R        979,460
                 Project), Series 1997B, 5.700%, 7/01/08
-----------------------------------------------------------------------------------------------------------------------------------
               New Jersey - 1.1%

      500,000  New Jersey Economic Development Authority, Insured Revenue Bonds             No Opt. Call         AAA        525,570
                 (Educational Testing Service Issue), Series 1995B, 5.500%, 5/15/05
-----------------------------------------------------------------------------------------------------------------------------------
               New Mexico - 0.2%

       80,000  New Mexico Educational Assistance Foundation Student Loan Revenue,           No Opt. Call         Aaa         84,947
                 Senior Series One, 6.300%, 12/01/02

    Principal                                                                              Optional Call                     Market
       Amount  Description                                                                   Provisions*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               New York - 13.2%

   $  500,000  Albany Housing Authority, City of Albany, New York, Limited Obligation       10/05 at 102        Baa1     $  516,260
                 Bonds, Series 1995, 5.700%, 10/01/06

      200,000  The City of New York, General Obligation Bonds, Fiscal 1996 Series G,        No Opt. Call          A3        211,104
                 5.750%, 2/01/06

      500,000  The City of New York, General Obligation Bonds, Fiscal 1997 Series B,         8/06 at 101          A3        528,380
                 5.700%, 8/15/07

       35,000  The City of New York, General Obligation Bonds, Fiscal 1993 Series F,         2/05 at 101       A3***         38,940
                 6.375%, 2/15/06 (Pre-refunded to 2/15/05)

      665,000  The City of New York, General Obligation Bonds, Fiscal 1995 Series F,         2/05 at 101          A3        728,641
                 6.375%, 2/15/06

    1,000,000  Dormitory Authority of the State of New York, Mental Health Services          2/07 at 102          A-      1,078,600
                 Facilities Improvement Revenue Bonds, Series 1997A, 6.000%, 2/15/08

      750,000  New York State Housing Finance Agency, Health Facilities Revenue             No Opt. Call        BBB+        795,923
                 Refunding Bonds (New York City), 1996 Series A, 6.000%, 5/01/06

    1,000,000  The Port Authority of New York and New Jersey, Special Project Bonds,        No Opt. Call         N/R      1,124,730
                 Series 4, KIAC Partners Project, 7.000%, 10/01/07

    1,000,000  The Port Authority of New York and New Jersey, Special Project Bonds,        No Opt. Call         AAA      1,122,140
                 Series 6, JFK International Air Terminal LLC Project, 6.250%, 12/01/10
-----------------------------------------------------------------------------------------------------------------------------------
               Ohio - 10.7%

               Cleveland-Cuyahoga County Port Authority, Subordinate Refunding Revenue
               Bonds, Series 1997 (Rock and Roll Hall of Fame and Museum Project):
      360,000    5.750%, 12/01/07                                                           No Opt. Call         N/R        381,190
      425,000    5.850%, 12/01/08                                                           No Opt. Call         N/R        453,675

    1,000,000  County of Franklin, Ohio, Hospital Refunding and Improvement Revenue         11/06 at 101          Aa      1,062,580
                 Bonds, 1996 Series A (The Childrens Hospital Project), 5.550%, 11/01/07

    1,000,000  County of Hamilton, Ohio, Hospital Facilities Revenue Bonds, Series          No Opt. Call         AAA      1,042,230
                 1993 (Childrens Hospital Medical Center), 5.200%, 5/15/09

      900,000  Miami County, Ohio, Hospital Facilities Revenue Refunding &                  No Opt. Call         BBB        966,051
                 Improvement, Upper Valley Medical Center, Series C, 6.000%, 5/15/06

    1,000,000  State of Ohio (Ohio Public Facilities Commission), Higher Education          No Opt. Call         AAA      1,073,290
                 Capital Facilities Bonds, Series II-1994B, 5.750%, 11/01/04
-----------------------------------------------------------------------------------------------------------------------------------
               Pennsylvania - 5.3%

               Pennsylvania Higher Educational Facilities Authority (Commonwealth of
               Pennsylvania), Geneva College Revenue Bonds, Series of 1998:
      470,000    4.900%, 4/01/07                                                           No Opt. Call         BBB-        460,741
      495,000    4.950%, 4/01/08                                                           No Opt. Call         BBB-        484,580

      500,000  City of Philadelphia, Pennsylvania Gas Works Revenue Bonds, Fourteenth      No Opt. Call         Baa1        544,225
                 Series, 7.000%, 7/01/02

    1,500,000  Municipal Authority of Westmoreland County (Westmoreland County,            No Opt. Call          AAA        961,845
                 Pennsylvania), Municipal Service Revenue Bonds, Series of 1995A,
                 0.000%, 8/15/07
-----------------------------------------------------------------------------------------------------------------------------------
               South Carolina - 0.5%

      230,000  City of Myrtle Beach, South Carolina, Myrtle Beach Public Facilities        No Opt. Call           A3        242,599
                 Corporation, Certificates of Participation (City of Myrtle Beach
                 Convention Center Project), Series 1992, 6.750%, 7/01/02
-----------------------------------------------------------------------------------------------------------------------------------
               South Dakota - 1.2%

      550,000  Student Loan Finance Corporation (South Dakota), Student Loan Revenue       No Opt. Call           A+        569,151
                 Bonds, Series 1994A, 5.850%, 8/01/00
-----------------------------------------------------------------------------------------------------------------------------------
               Tennessee - 3.3%

      500,000  City of Clarksville, Tennessee, Hospital Revenue Refunding and              No Opt. Call         Baa1        525,740
                 Improvement Bonds, Series 1993 (Clarksville Memorial Hospital
                 Project), 6.000%, 7/01/03

Portfolio of Investments
Nuveen Flagship Intermediate Municipal Bond Fund (continued)
April 30, 1998


  Principal                                                                              Optional Call                       Market
     Amount      Description                                                               Provisions*      Ratings**        Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Tennessee (continued)

$   500,000      Memphis-Shelby County Airport Authority, Special Facilities Revenue      No Opt. Call            BBB    $  500,955
                   Refunding Bonds, Series 1997 (Federal Express Corporation),
                   5.350%, 9/01/12

    500,000      The Industrial Development Board of the Metropolitan Government of       No Opt. Call           BBB+       522,180
                   Nashville and Davidson County, Industrial Development Revenue
                   Refunding and Improvement Bonds (Osco Treatment), 6.000%, 5/01/03

-----------------------------------------------------------------------------------------------------------------------------------
                 Texas - 5.8%
    345,000      Brazos Higher Education Authority, Inc., Student Loan Revenue            No Opt. Call            Aaa       365,076
                   Refunding Bonds, Series 1993A-1, 6.200%, 12/01/02

  3,000,000      Goose Creek Consolidated Independent School District, Texas,             No Opt. Call            AAA     1,768,050
                   Unlimited Tax Refunding Bonds, Series 1993, 0.000%, 2/15/09

    535,000      Texas Department of Housing and Community Affairs, Multifamily           No Opt. Call              A       560,904
                   Housing Revenue Bonds (NHP-Foundation - Asmara Project) Series
                   1996A, 5.800%, 1/01/06

-----------------------------------------------------------------------------------------------------------------------------------
                 Utah - 0.6%
    290,000      Salt Lake County, Utah, College Revenue Bonds (Westminster College       10/07 at 101            BBB       283,065
                   of Salt Lake City Project), Series 1997, 5.200%, 10/01/09

-----------------------------------------------------------------------------------------------------------------------------------
                 Washington D.C. - 0.5%
    205,000      District of Columbia, University Revenue Bonds (American University      10/06 at 101            AAA       212,610
                   Issue), Series 1996, 5.375%, 10/01/08

-----------------------------------------------------------------------------------------------------------------------------------
                 Wisconsin - 1.6%
    750,000      Wisconsin Health and Educational Facilities Authority, Revenue           10/07 at 101            BBB       732,757
                   Bonds, Series 1998 (Carroll College, Inc. Project),
                   5.000%, 10/01/09

-----------------------------------------------------------------------------------------------------------------------------------
                 Wyoming - 0.5%
    200,000      State of Wyoming, Farm Loan Board, Capital Facilities Refunding          10/02 at 102            AA-       216,014
                   Revenue Bonds, Series 1992, 6.100%, 10/01/06
-----------------------------------------------------------------------------------------------------------------------------------
$45,315,000      Total Investments - (cost $42,614,695) - 97.3%                                                          45,227,308
===========      ------------------------------------------------------------------------------------------------------------------
                 Other Assets Less Liabilities - 2.7%                                                                     1,247,112
                 ------------------------------------------------------------------------------------------------------------------
                 Net Assets - 100%                                                                                      $46,474,420
                 ==================================================================================================================

* Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.

***Securities are backed by an escrow or trust containing sufficient U.S.
   government or U.S. government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

N/R  Investment is not rated.


                                 See accompanying notes to financial statements.

Portfolio of Investments
Nuveen Flagship Limited Term Municipal Bond Fund
April 30, 1998

    Principal                                                                              Optional Call                     Market
       Amount  Description                                                                   Provisions*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               Alaska - 0.5%

   $  945,000  Alaska Industrial Development and Export Authority Revolving Fund Bonds,     No Opt. Call          A2     $  959,884
                 Series 1992A, 5.700%, 4/01/99

    1,250,000  Alaska Student Loan Corporation Student Loan Revenue Bonds, 1997 Series A,   No Opt. Call         AAA      1,269,863
                 5.200%, 7/01/06
-----------------------------------------------------------------------------------------------------------------------------------
               Arizona - 0.5%

      250,000  Arizona Educational Loan Marketing Corporation, Educational Loan Revenue     No Opt. Call          Aa        263,310
                 Bonds, 6.125%, 9/01/02

    2,000,000  City of Tucson, Arizona, General Obligation Refunding Bonds, Series          No Opt. Call         AAA      2,103,600
                 1995, 5.375%, 7/01/05
-----------------------------------------------------------------------------------------------------------------------------------
               California - 3.1%

    4,380,000  Central Joint Powers Health Financing Authority, Certificates of             No Opt. Call        Baa1      4,475,528
                 Participation, Series 1993 (Community Hospitals of Central California),
                 5.250%, 2/01/04

    1,250,000  Long Beach Aquarium of the Pacific Revenue Bonds (Aquarium of the Pacific    No Opt. Call         BBB      1,312,713
                 Project) 1995 Series A, 5.750%, 7/01/05

               Sacramento Cogeneration Authority Cogeneration Project Revenue Bonds
               (Procter & Gamble Project), 1995 Series:
    1,000,000    5.900%, 7/01/02                                                            No Opt. Call        BBB-      1,048,350
      500,000    6.000%, 7/01/03                                                            No Opt. Call        BBB-        530,430
      500,000    7.000%, 7/01/04                                                            No Opt. Call        BBB-        558,375

    4,800,000  Southern California Public Power Authority, Power Project Revenue Bonds,     No Opt. Call         AAA      5,113,728
                 1996 Subordinate Refunding, Series A (Palo Verde Project), 5.500%,
                 7/01/05

    1,500,000  Taft Public Financing Authority, Lease Revenue Bonds, 1997 Series A          No Opt. Call        BBB+      1,561,725
                 (Community Correctional Facility Acquisition Project), 5.500%, 1/01/06
-----------------------------------------------------------------------------------------------------------------------------------
               Colorado - 5.0%

    9,000,000  E-470 Public Highway Authority, Capital Improvement Trust Fund,          8/05 at 95 29/32         Aaa      6,151,410
                 Highway Revenue Bonds, Senior Bonds, 0.000%, 8/31/06 (Pre-refunded to
                 8/31/05)

               City of Arvada, Colorado, Limited Sales and Use Tax Revenue Bonds,
               Series 1991:
      500,000    6.200%, 6/01/98                                                            No Opt. Call         N/R        500,940
      500,000    6.300%, 6/01/99                                                            No Opt. Call         N/R        512,860
      400,000    6.400%, 6/01/00                                                            No Opt. Call         N/R        417,888

    2,815,000  Colorado Health Facilities Authority Revenue Bonds, Series 1995              No Opt. Call          A-      2,938,128
                 (Covenant Retirement Communities Inc.), 5.650%,12/01/04

               Colorado Housing and Finance Authority, Single-Family Housing Revenue
               Refunding Bonds, 1991 Series A:
    1,515,000    0.000%, 11/01/01                                                           No Opt. Call         Aa1      1,245,754
    3,515,000    0.000%, 11/01/02                                                           No Opt. Call         Aa1      2,715,408

    6,475,000  City and County of Denver, Colorado, Airport System Revenue Bonds,           No Opt. Call         AAA      6,900,796
                 Series 1996 B, 5.750%, 11/15/04

    1,400,000  Eagle County, Air Terminal Corporation, Airport Terminal Project Revenue     No Opt. Call         N/R      1,488,242
                 Bonds, Series 1996, 6.750%, 5/01/06

      500,000  Hyland Hills Park and Recreation District, Adams County, Colorado Special    No Opt. Call         N/R        513,800
                 Revenue Refunding and Improvement Bonds, Series 1996A, 5.400%, 12/15/00

      200,000  University of Colorado, Certificates of Participation, Series D, Colorado    12/98 at 102       A2***        207,700
                 Association of School Boards (Lease Purchase Finance Program), 7.100%,
                 12/01/00 (Pre-refunded to 12/01/98)
-----------------------------------------------------------------------------------------------------------------------------------
               Connecticut - 3.2%

               City of Bridgeport, Connecticut, General Obligation Refunding Bonds,
               1996 Series A:
    4,650,000    5.250%, 9/01/04                                                            No Opt. Call         AAA      4,853,159
    1,000,000    6.000%, 9/01/05                                                            No Opt. Call         AAA      1,088,860

Portfolio of Investments
Nuveen Flagship Limited Term Municipal Bond Fund (continued)
April 30, 1998

 Principal                                                                                Optional Call                      Market
    Amount     Description                                                                  Provisions*     Ratings**         Value
-----------------------------------------------------------------------------------------------------------------------------------
               Connecticut (continued)

$2,800,000     State of Connecticut Health and Educational Facilities Authority,           No Opt. Call          BBB-    $2,909,620
                Revenue Bonds, Quinnipiac College Issue, Series D,
                5.625%, 7/01/03

 1,000,000     State of Connecticut Health and Educational Facilities Authority            No Opt. Call           BBB        993,430
                Revenue Bonds Hospital for Special Care Issue, Series B,
                5.125%, 7/01/07

               Connecticut Development Authority, First Mortgage Gross Revenue
                Health Care Project Refunding Bonds (Church Homes, Inc.,
                Congregational Avery Heights Project), 1997 Series:
   780,000      5.100%, 4/01/04                                                            No Opt. Call           BBB       789,298
 1,100,000      5.200%, 4/01/05                                                            No Opt. Call           BBB     1,114,938
 1,135,000      5.300%, 4/01/06                                                            No Opt. Call           BBB     1,152,910

   820,000     City of New Haven, Connecticut, General Obligation Bonds,                   No Opt. Call           AAA       908,002
                Issue of 1992, 9.250%, 3/01/02

               City of New Haven, Connecticut, General Obligation Bonds,
                Series 1992B:
   285,000      5.900%, 12/01/98                                                           No Opt. Call           AAA       288,483
   340,000      5.900%, 12/01/98                                                           No Opt. Call          Baa1       343,910

   650,000     Town of Stratford, Connecticut General Obligation Bonds,                    No Opt. Call           N/R       666,276
                6.900%, 3/01/99
-----------------------------------------------------------------------------------------------------------------------------------
               Florida -- 2.0%

 1,000,000     Dade County, Florida, Aviation Revenue Bonds (Series U),                    No Opt. Call           Aa3     1,010,460
                6.400%, 10/01/98
   450,000     North Springs Improvement District (Broward County, Florida), Water         No Opt. Call           N/R       473,639
                and Sewer Revenue Bonds, Series 1991, 7.900%, 10/01/01

 4,940,000     Housing Finance Authority of Polk County (Florida), Multifamily              7/05 at 101           AAA     5,122,237
                Housing Revenue Bonds (Winter Oaks Apartments Project),
                Series 1997A, 5.250%, 7/01/22

 2,625,000     Sanford, Florida, Airport Authority Industrial Development Revenue,         No Opt. Call           N/R     2,757,851
                Central Florida Terminals Inc. Project A, 7.300%, 5/01/04
-----------------------------------------------------------------------------------------------------------------------------------
               Georgia -- 0.7%

 3,000,000     City of Atlanta, Georgia, Airport Facilities Revenue Refunding Bonds,       No Opt. Call           AAA     3,360,510
                Series 1996, 6.500%, 1/01/06
-----------------------------------------------------------------------------------------------------------------------------------
               Illinois  -- 3.0%

   360,000     DeKalb, Illinois, Home Rule Units Single Family Mortgage Revenue Bonds      No Opt. Call           Aaa       368,402
                (GNMA Mortgage-Backed Securities Program), Series 1991 A,
                6.700%, 12/01/99

   970,000     Illinois Health Facilities Authority Revenue, Refunding, Galesburg          No Opt. Call            AA       992,562
                Cottage Hospital, 5.400%, 5/01/00

 1,500,000     Illinois Health Facilities Authority Revenue Refunding Bonds (Sarah         No Opt. Call            A-     1,556,610
                Bush Lincoln Health Center), Series 1996B, 5.500%, 2/15/06

               Illinois Health Facilities Authority Revenue Bonds (Victory Health
                Service), Series 1997A:
   945,000      5.000%, 8/15/05                                                            No Opt. Call            A-       950,377
   995,000      5.000%, 8/15/06                                                            No Opt. Call            A-       995,259
 1,045,000      5.750%, 8/15/07                                                            No Opt. Call            A-     1,098,232
   605,000      5.750%, 8/15/08                                                             8/07 at 101            A-       634,899

 1,550,000     Illinois Health Facilities Authority, Revenue Bonds, ServantCor,             8/99 at 102        N/R***     1,647,619
                Series 1989B, 7.500%, 8/15/01 (Pre-refunded to 8/15/99)

   325,000     Illinois Health Facilities Authority Revenue Bonds, The Carle               No Opt. Call           AAA       331,107
                Foundations, Series 1989C, 6.700%, 1/01/99

   735,000     Illinois Health Facilities Authority Revenue Bonds, Series 1996             No Opt. Call            A-       760,512
                (Mercy Hospital and Medical Center Project), 5.600%, 1/01/02

 3,000,000     State of Illinois, General Obligation Bonds, Series of March 1992           10/02 at 102            AA     3,242,070
                (Full Faith and Credit), 6.200%, 10/01/04

 1,530,000     Village of Romeoville, Will County, Illinois, General Obligation            No Opt. Call           N/R     1,593,709
                Working Cash Bonds, Series 1991F, 7.850%, 1/01/01

24

    Principal                                                                              Optional Call                     Market
       Amount  Description                                                                   Provisions*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               Indiana - 0.8%

               Indiana Bond Bank Special Program Bonds, Series 1997 B (Hendricks County
               Redevelopment Authority, Pittboro Project):
  $ 1,525,000    5.250%, 2/01/03                                                            No Opt. Call         AA-     $1,567,761
    1,075,000    5.400%, 2/01/04                                                            No Opt. Call         AA-      1,115,485

    1,250,000  Valparaiso Multi-School Building Corporation (Porter County, Indiana),
                 First Mortgage Bonds, Series 1992, 6.100%, 7/01/01                         No Opt. Call         AAA      1,316,809
-----------------------------------------------------------------------------------------------------------------------------------
               Iowa - 0.5%

               Iowa Student Loan Liquidity Corporation, Iowa Partnership Loan Revenue
               Bonds, 1992 Series:
      600,000    5.850%, 7/01/99                                                            No Opt. Call           A        610,728
      325,000    6.000%, 7/01/00                                                            No Opt. Call           A        333,726
      600,000    6.100%, 7/01/01                                                            No Opt. Call           A        621,420
      650,000    6.200%, 7/01/02                                                            No Opt. Call           A        680,316
-----------------------------------------------------------------------------------------------------------------------------------
               Kentucky - 8.5%

    3,180,000  County of Christian, Kentucky, Hospital Revenue and Refunding Bonds,         No Opt. Call          A-      3,325,453
                 Series 1997A, Jennie Stuart Medical Center, 5.500%, 7/01/06

               City of Jeffersontown, Kentucky, Public Projects Refunding and
               Improvements, Certificates of Participation:
      235,000    4.650%, 11/01/02                                                           No Opt. Call           A        237,691
      520,000    4.750%, 11/01/03                                                           No Opt. Call           A        528,554

               Kenton County, Water District No. 1, Water District Revenue Bonds,
               Series 1995B:
      475,000    5.600%, 2/01/03                                                            No Opt. Call         AAA        500,151
      500,000    5.600%, 2/01/05                                                            No Opt. Call         AAA        531,385

               Kentucky Development Finance Authority, Sisters of Charity of Nazareth
               Health Corporation, Revenue Refunding Bonds, Series 1991:
    1,280,000    5.750%, 11/01/98                                                           No Opt. Call          A+      1,291,558
    1,330,000    6.000%, 11/01/01                                                           No Opt. Call          A+      1,397,418
    2,720,000    6.600%, 11/01/06                                                           11/01 at 102          A+      2,942,387

               Kentucky Economic Development Finance Authority, Hospital System
               Refunding and Improvement Revenue Bonds, Series 1997 (Appalachian
               Regional Healthcare, Inc. Project):
    2,540,000    5.200%, 10/01/04                                                           No Opt. Call         BBB      2,559,177
    2,670,000    5.300%, 10/01/05                                                           No Opt. Call         BBB      2,692,668
    1,315,000    5.400%, 10/01/06                                                           No Opt. Call         BBB      1,330,898

    1,460,000  Kentucky Higher Education Student Loan Corporation, Insured Student          No Opt. Call         Aaa      1,583,195
                 Loan Revenue Bonds, 1991 Series B, 6.800%, 6/01/03

      180,000  Kentucky Infrastructure Authority Revenue Refunding, Wastewater Revolving    No Opt. Call           A        186,831
                 Fund Program, Series C, 5.300%, 6/01/03

               Kentucky Infrastructure Authority, Governmental Agencies Program Revenue
               Refunding Bonds, 1995 Series H:
    1,945,000    5.300%, 8/01/03                                                            No Opt. Call           A      2,020,622
      675,000    5.400%, 8/01/04                                                            No Opt. Call           A        707,738
    1,000,000    5.500%, 8/01/05                                                            No Opt. Call           A      1,054,890

    1,000,000  The Turnpike Authority of Kentucky, Resource Recovery Road Revenue           No Opt. Call          A+      1,298,200
                 Refunding Bonds, 1985 Series A, 9.625%, 7/01/05

               Regional Airport Authority of Louisville and Jefferson County, Kentucky,
               Airport System Revenue Bonds, 1997 Series A:
    1,375,000    5.750%, 7/01/00                                                            No Opt. Call         AAA      1,418,230
      455,000    5.750%, 7/01/01                                                            No Opt. Call         AAA        473,296
    1,535,000    5.750%, 7/01/02                                                            No Opt. Call         AAA      1,609,770

    3,225,000  Mount Sterling, Kentucky, Lease Revenue Bonds (Kentucky League of Cities     No Opt. Call          Aa      3,370,190
                 Funding Program), Series 1993A, 5.625%, 3/01/03

   10,800,000  City of Owensboro, Kentucky, Electric Light and Power System Revenue Bonds,  No Opt. Call         AAA      8,396,352
                 Series 1993A, 0.000%, 1/01/04

      270,000  County of Warren, Kentucky, Hospital Revenue Bonds, Series 1998 (Bowling      4/08 at 101         AAA        275,473
                 Green-Warren County Community Hospital Corporation), 5.000%, 4/01/06

Portfolio of Investments
Nuveen Flagship Limited Term Municipal Bond Fund (continued)
April 30, 1998

    Principal                                                                              Optional Call                     Market
       Amount  Description                                                                   Provisions*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               Louisiana - 2.9%
   $6,000,000  Parish of East Baton Rouge, State of Louisiana, Pollution Control            No Opt. Call          A+     $6,225,780
                 Refunding Revenue Bonds (Hoechst Celanese Corporation Project),
                 Series 1993, 5.400%, 12/01/02

    1,215,000  Louisiana Public Facilities Authority, Hospital Revenue Bonds (Our           No Opt. Call         AAA      1,230,382
                 Lady of Lourdes Regional Medical Center Project), Series 1992,
                 4.900%, 2/01/00

    1,170,000  Louisiana Public Facilities Authority, Hospital Revenue Bonds (Womans        No Opt. Call          A3      1,237,100
                 Hospital Foundation Project), Series 1992, 6.750%, 10/01/02

    2,500,000  Louisiana Offshore Terminal Authority, Deepwater Port Refunding              No Opt. Call           A      2,639,475
                 Revenue Bonds (LOOP INC. Project) First Stage, Series 1992B, 6.100%,
                 9/01/02

               Office Facilities Corporation, A Louisiana Not-for-Profit Corporation,
               Capital Facilities, Series 1990:
      400,000    7.250%, 12/01/99                                                           No Opt. Call        BBB+        419,184
      770,000    7.350%, 12/01/00                                                           No Opt. Call        BBB+        826,487

               Ouachita Parish, Louisiana, Hospital Service District No. 1 Revenue,
               Glenwood Regional Medical Center:
      440,000    7.000%, 7/01/98                                                            No Opt. Call           A        442,143
      425,000    7.000%, 7/01/99                                                            No Opt. Call           A        439,616
      300,000    7.250%, 7/01/00                                                            No Opt. Call           A        318,600
-----------------------------------------------------------------------------------------------------------------------------------
               Maine - 0.4%

    1,615,000  Maine Educational Loan Marketing Corporation, Series 1992, Student            5/02 at 101           A      1,710,107
                 Loan Revenue Refunding Bonds, Subordinate Series 1, 6.600%, 5/01/05
-----------------------------------------------------------------------------------------------------------------------------------
               Maryland - 1.3%

               Maryland Energy Financing Administration Limited Obligation Solid Waste
               Disposal Revenue Bonds (Wheelabrator Water Technologies Baltimore L.L.C.
               Projects) 1996 Series:
    2,280,000    5.650%, 12/01/03                                                           No Opt. Call          A-      2,388,300
    1,000,000    5.850%, 12/01/05                                                           No Opt. Call          A-      1,064,420

    2,400,000  Northeast Maryland Waste Disposal Authority, Resource Recovery Revenue       No Opt. Call         AAA      2,705,856
                 Refunding Bonds (Southwest Resource Recovery Facility), Series 1993,
                 7.150%, 1/01/04
-----------------------------------------------------------------------------------------------------------------------------------
               Massachusetts - 5.0%

      265,000  City of Brockton, Massachusetts, General Obligation Bonds, 5.350%, 6/15/00   No Opt. Call          A-        270,682

               Massachusetts Educational Financing Authority, Education Loan Revenue
               Bonds, Issue E, Series 1995:
      875,000    5.500%, 7/01/01                                                            No Opt. Call         AAA        895,073
    2,680,000    5.700%, 7/01/04                                                            No Opt. Call         AAA      2,788,996

               Massachusetts Educational Financing Authority, Education Loan Revenue
               Bonds, Issue E, Series 1997B:
    1,970,000    5.250%, 7/01/06                                                            No Opt. Call         AAA      2,031,208
    2,775,000    5.350%, 7/01/07                                                             7/06 at 102         AAA      2,875,483

               Massachusetts Municipal Wholesale Electric Company, Power Supply System
               Revenue Bonds, 1992 Series A:
    2,635,000    6.300%, 7/01/00                                                            No Opt. Call         Aaa      2,751,204
    3,800,000    6.300%, 7/01/00                                                            No Opt. Call         AAA      3,967,580

    1,000,000  The Commonwealth of Massachusetts, General Obligation Refunding Bonds,       No Opt. Call         AA-      1,027,290
                 Series 1992A, 6.100%, 8/01/99

    1,000,000  Massachusetts Convention Center Authority, Hynes Convention Center           No Opt. Call         Aa3      1,006,680
                 Refunding Bonds, Series 1992, 5.900%, 9/01/98

               City of New Bedford, Massachusetts, General Obligation Landfill Closure
               Bonds, Series 1993:
      600,000    5.250%, 3/01/00                                                            No Opt. Call        Baa3        610,242
      600,000    5.400%, 3/01/01                                                            No Opt. Call        Baa3        614,304
      600,000    5.500%, 3/01/02                                                            No Opt. Call        Baa3        619,542

    2,500,000  The New England Education Loan Marketing Corporation, Student Loan           No Opt. Call          A1      2,592,625
                 Refunding Bonds, 1993 Series E, 5.625%, 7/01/04

      415,000  City of Springfield, Massachusetts, General Obligation Refunding             No Opt. Call           A        424,126
                 Bonds, Series 1992A, 5.800%, 9/01/99

               City of Springfield, Massachusetts, General Obligation School Project
               Loan, Act of 1948 Bonds, Series B:
      815,000    5.800%, 9/01/99                                                            No Opt. Call        Baa3        831,854
      250,000    6.100%, 9/01/02                                                            No Opt. Call        Baa3        264,470

    Principal                                                                              Optional Call                     Market
       Amount  Description                                                                   Provisions*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               Michigan - 6.3%

   $3,315,000  The Economic Development Corporation of the City of Detroit, Resource        No Opt. Call         AAA     $3,446,274
                 Recovery Revenue Bonds, Series 1991A, 6.350%, 5/01/00

    3,000,000  Greater Detroit Resource Recovery Authority, Michigan, Resource              No Opt. Call         AAA      3,166,410
                 Revenue Refunding Bonds, Series 1996-A, 5.500%, 12/13/04

      650,000  City of Madison Heights Tax Increment Finance Authority, Michigan,           No Opt. Call         N/R        695,045
                 Revenue Bonds Series 1991, 8.500%, 3/15/01

      900,000  Michigan Higher Education Student Loan Authority, Student Loan               No Opt. Call         AAA        934,785
                 Revenue Bonds, Series XII-E, 6.375%, 10/01/00

    2,000,000  Michigan Higher Education Student Loan Authority, Alternative Minimum        No Opt. Call         Aa1      2,041,140
                 Tax, 5.400%, 9/01/00

    2,700,000  Michigan State Hospital Finance Authority (Michigan), Hospital               No Opt. Call         AAA      2,768,067
                 Revenue Refunding Bonds (St. John Hospital), Series 1993A, 5.400%,
                 5/15/00

    3,075,000  Michigan State Hospital Finance Authority, Hospital Revenue Refunding        No Opt. Call         BBB      3,136,408
                 Bonds (Gratiot Community Hospital, Alma, Michigan), Series 1995,
                 5.300%, 10/01/01

    1,000,000  Michigan State Hospital Finance Authority, Revenue Refunding Bonds           No Opt. Call         AA-      1,083,700
                 (Mercy Health Services Obligated Group), 1997 Series T, 6.000%, 8/15/06

    1,505,000  Michigan State Hospital Finance Authority, Hospital Revenue and              No Opt. Call         BBB      1,538,471
                 Refunding Bonds (Genesys Regional Medical Center Obligated Group),
                 Series 1998A, 5.500%, 10/01/08

               Michigan State Housing Development Authority, Rental Housing Revenue Bonds,
               1995 Series B:
    3,085,000    5.450%, 4/01/05                                                            No Opt. Call         AAA      3,224,103
    3,325,000    5.450%, 10/01/05                                                            6/05 at 102         AAA      3,484,002

    4,095,000  Pontiac, Michigan, Hospital Finance Authority, Hospital Revenue               8/00 at 100        BBB-      4,175,385
                 Refunding, NOMC Obligation Group, 5.800%, 8/01/03
-----------------------------------------------------------------------------------------------------------------------------------
               Mississippi - 0.6%

               Mississippi Hospital Equipment and Facilities Authority, Revenue Refunding
               Bonds, Series 1995 (Mississippi Baptist Medical Center):
    1,690,000    5.350%, 5/01/03                                                            No Opt. Call         AAA      1,756,552
    1,000,000    5.400%, 5/01/04                                                            No Opt. Call         AAA      1,046,350
-----------------------------------------------------------------------------------------------------------------------------------
               Missouri - 0.6%

               Missouri State Health & Educational Facilities Authority, Health
               Facilities Revenue Refunding, Lutheran Senior Services:
      500,000    5.200%, 2/01/04                                                            No Opt. Call         N/R        508,030
      600,000    5.300%, 2/01/05                                                            No Opt. Call         N/R        614,478
      600,000    5.400%, 2/01/06                                                            No Opt. Call         N/R        612,708
      700,000    5.500%, 2/01/07                                                            No Opt. Call         N/R        718,270

      510,000  The City of St. Louis, Missouri Regional Convention and Sports               No Opt. Call         N/R        532,848
                 Complex Authority Convention and Sports Facility Project Bonds,
                 Series C of 1991, 7.750%, 8/15/01
-----------------------------------------------------------------------------------------------------------------------------------
               Nebraska - 1.0%

    5,000,000  Energy America, Natural Gas Revenue Bonds (Nebraska Public Gas Agency        No Opt. Call         N/R      4,901,400
                 Project), Series 1998B, 5.450%, 4/15/08
-----------------------------------------------------------------------------------------------------------------------------------
               New Hampshire - 0.5%

      505,000  New Hampshire Higher Educational And Health Facilities Authority,            No Opt. Call           A        537,886
                 Hospital Revenue Bonds, St. Joseph Hospital Issue, Series 1991,
                 7.250%, 1/01/01

               New Hampshire Housing Finance Authority, Single Family Residential
               Mortgage Bonds, 1991 Series D:
      330,000    6.200%, 1/01/99                                                            No Opt. Call          Aa        333,584
      325,000    6.350%, 1/01/00                                                            No Opt. Call          Aa        333,346
      325,000    6.450%, 1/01/01                                                            No Opt. Call          Aa        337,188

      890,000  New Hampshire Housing Finance Authority, Multi-Family Housing                No Opt. Call          A1        892,706
                 Revenue Refunding Bonds, 1991 Series 1, 6.300%, 7/01/98

Portfolio of Investments
Nuveen Flagship Limited Term Municipal Bond Fund (continued)
April 30, 1998

    Principal                                                                              Optional Call                     Market
       Amount  Description                                                                   Provisions*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               New Jersey - 6.4%

   $2,730,000  New Jersey Economic Development Authority Electric Energy Facility           No Opt. Call         N/R     $2,776,328
                 Revenue Bonds (Vineland Cogeneration Limited Partnership Project),
                 Series 1992, 6.750%, 6/01/99

               New Jersey Health Care Facilities Financing Authority, Revenue and
               Refunding Bonds, Capital Health System Obligated Group, Series 1997:
    1,745,000    4.700%, 7/01/04                                                            No Opt. Call          A-      1,737,601
    1,885,000    5.000%, 7/01/05                                                            No Opt. Call          A-      1,898,987
    1,665,000    5.000%, 7/01/06                                                            No Opt. Call          A-      1,668,763
    1,620,000    5.000%, 7/01/07                                                            No Opt. Call          A-      1,616,938

               New Jersey Health Care Facilities Financing Authority, Bayonne Hospital
               Obligated Group, Revenue Bonds, Series 1994:
      860,000    5.750%, 7/01/00                                                            No Opt. Call         AAA        888,639
    1,000,000    5.800%, 7/01/01                                                            No Opt. Call         AAA      1,044,812
      790,000    5.900%, 7/01/02                                                            No Opt. Call         AAA        834,860

               New Jersey Economic Development Authority, First Mortgage Revenue Bonds
               (Franciscan Oaks Project), Series 1997:
    1,420,000    5.300%, 10/01/05                                                           No Opt. Call         N/R      1,432,056
      830,000    5.400%, 10/01/06                                                           No Opt. Call         N/R        840,035

    4,300,000  New Jersey Economic Development Authority, Insured Revenue Bonds             No Opt. Call         AAA      4,519,902
                 (Educational Testing Service Issue), Series 1995B, 5.500%, 5/15/05

               New Jersey Educational Facilities Authority, Stevens Institute of
               Technology Issue Revenue Bonds, 1992 Series A:
    1,155,000    6.000%, 7/01/99                                                            No Opt. Call          A-      1,181,657
    1,275,000    6.100%, 7/01/00                                                            No Opt. Call          A-      1,322,902
      995,000    6.200%, 7/01/01                                                            No Opt. Call          A-      1,046,919
    1,165,000    6.300%, 7/01/02                                                            No Opt. Call          A-      1,243,509

               New Jersey Higher Educational Facilities Authority, Higher Educational
               Facilities Revenue Bonds, Saint Peters College, Issue 1992 Series B:
      295,000    6.100%, 7/01/00                                                            No Opt. Call         BBB        305,959
      355,000    6.200%, 7/01/01                                                            No Opt. Call         BBB        373,417

    4,995,000  New Jersey Wastewater Treatment Trust, Wastewater Treatment Insured          No Opt. Call         AAA      5,511,083
                 Refunding Bonds, Series 1996C, 6.250%, 5/15/05
-----------------------------------------------------------------------------------------------------------------------------------
               New York - 16.7%

               Albany Housing Authority, City of Albany, New York, Limited Obligation
               Bonds, Series 1995:
      500,000    5.100%, 10/01/01                                                           No Opt. Call        Baa1       508,930
      700,000    5.250%, 10/01/02                                                           No Opt. Call        Baa1       715,316
      750,000    5.400%, 10/01/03                                                           No Opt. Call        Baa1       771,113
      750,000    5.500%, 10/01/04                                                           No Opt. Call        Baa1       770,963
    1,000,000    5.600%, 10/01/05                                                           No Opt. Call        Baa1     1,029,590
      500,000    5.700%, 10/01/06                                                           10/05 at 102        Baa1       516,260
      700,000    5.850%, 10/01/07                                                           10/05 at 102        Baa1       718,872

               City of Jamestown, Chautauqua County, New York, Public Improvement
               (Serial) Bonds, 1991 Series A:
      150,000    7.000%, 3/15/04                                                            No Opt. Call        Baa2       167,726
      750,000    7.000%, 3/15/05                                                            No Opt. Call        Baa2       846,765

    1,000,000  Metropolitan Transportation Authority (New York), Transit Facilities         No Opt. Call        BBB+     1,075,170
                 Service Contract Bonds, Series N, 6.625%, 7/01/02

    1,280,000  The City of New York (New York), General Obligation Bonds, Fiscal         5/98 at 101 1/2         Aaa     1,361,805
                 1988 Series A, 8.250%, 11/01/99

    2,750,000  New York City General Obligation Bonds, Fiscal 1991 Series B,                No Opt. Call          A3     3,351,205
                 8.250%, 6/01/06

    1,000,000  The City of New York, General Obligation Bonds, Fiscal 1996 Series E,        No Opt. Call          A3     1,089,200
                 6.500%, 2/15/04

               The City of New York, General Obligation Bonds, Fiscal 1996 Series G:
    3,000,000    5.700%, 2/01/03                                                            No Opt. Call          A3     3,139,590
      500,000    5.750%, 2/01/06                                                            No Opt. Call          A3       527,760

    3,000,000  The City of New York, General Obligation Bonds, Fiscal 1997 Series H,        No Opt. Call          A3     3,109,110
                 5.400%, 8/01/04

    4,000,000  The City of New York, General Obligation Bonds, Fiscal 1995 Series F,        No Opt. Call         Aaa     4,254,160
                 6.100%, 2/15/02



    Principal                                                                           Optional Call                      Market
       Amount     Description                                                             Provisions*    Ratings**          Value
---------------------------------------------------------------------------------------------------------------------------------
                  New York (continued)
                  The City of New York, General Obligation Bonds, Fiscal 1997
                  Series I:
$   5,000,000        5.625%, 4/15/05                                                     No Opt. Call           A3     $5,235,450
    5,000,000        6.000%, 4/15/09                                                      4/07 at 101           A3      5,378,250

    1,000,000     Dormitory Authority of the State of New York, State University          5/00 at 102          A--      1,075,980
                   Educational Facilities Revenue Bonds, Series 1990A, 7.400%,
                   5/15/01

    4,155,000     Dormitory Authority of the State of New York, Revenue Bonds,           No Opt. Call         BBB+      4,286,298
                   City University Issue, Series U, 5.875%, 7/01/00

    2,900,000     Dormitory Authority of the State of New York, Department of            No Opt. Call         BBB+      3,088,732
                   Health of the State of New York, Refunding Bonds, 1990 Issue,
                   6.750%, 7/01/01

                  Dormitory Authority of the State of New York, State University
                  Educational Facilities Revenue Bonds, Series 1995A:
    6,500,000       5.250%, 5/15/01                                                      No Opt. Call          A--      6,660,225
    2,000,000       6.500%, 5/15/05                                                      No Opt. Call          A--      2,211,760

    1,000,000     Dormitory Authority of the State of New York, State University          5/99 at 102       A--***      1,051,020
                   Educational Facilities, Revenue Bonds, Series 1989A, 7.000%,
                   5/15/02 (Pre-refunded to 5/15/99)

                  Dormitory Authority of the State of New York, NYACK Hospital,
                   Revenue Bonds, Series 1996:
    1,000,000       5.500%, 7/01/00                                                      No Opt. Call          Baa      1,015,730
    1,000,000       6.000%, 7/01/06                                                      No Opt. Call          Baa      1,061,840

    3,315,000     Dormitory Authority of the State of New York City, University          No Opt. Call         BBB+      3,525,005
                   System Revenue Bonds, 1996 Series 2, 6.000%, 7/01/04

    5,000,000     New York State Housing Finance Agency, Health Facilities               No Opt. Call         BBB+      5,277,450
                   Revenue Bonds, (New York City), 1996 Series A Refunding,
                   5.875%, 5/01/04

      615,000     New York State Medical Care Facilities Finance Agency, Mental           6/98 at 102          A--        629,336
                   Health Services, Facilities Improvement Revenue Bonds, Series
                   1987A, 8.250%, 2/15/99

                  New York State Urban Development Corporation, Project Revenue
                  Bonds (Center for Industrial Innovation), 1995 Refunding
                  Series:
    2,405,000       5.300%, 1/01/04                                                      No Opt. Call         BBB+      2,463,898
    1,265,000       6.250%, 1/01/05                                                      No Opt. Call         BBB+      1,361,064

      695,000     New York State Urban Development Corporation, Correctional             No Opt. Call         BBB+        706,912
                   Facilities Revenue Bonds, Series G, 6.500%, 1/01/99

    1,000,000     New York State Urban Development Corporation, Correctional             No Opt. Call         BBB+      1,021,650
                   Capital Facilities Revenue Bonds, 1993 Refunding Series,
                   5.250%, 1/01/02

                  Onondaga County, Resource Recovery Agency, System Revenue
                  Bonds (Development Costs-1992 Series):
      570,000       5.900%, 5/01/98                                                      No Opt. Call         Baa1        570,011
      480,000       6.100%, 5/01/99                                                      No Opt. Call         Baa1        485,678
      630,000       6.200%, 5/01/00                                                      No Opt. Call         Baa1        644,156

    3,700,000     The Port Authority of New York and New Jersey, Special Project         No Opt. Call          N/R      4,161,501
                   Bonds, Series 4, KIAC Partners Project, 7.000%, 10/01/07

    3,035,000     The Port Authority of New York and New Jersey, Special Project         No Opt. Call          AAA      3,289,212
                   Bonds, Series 6, JFK International Air Terminal LLC Project,
                   6.000%, 12/01/05
---------------------------------------------------------------------------------------------------------------------------------
                  North Carolina -- 1.2%

    5,475,000     North Carolina Municipal Power Agency Number 1, Catawba                 1/03 at 102          A--      5,820,035
                   Electric Revenue Bonds, Series 1992, 6.000%, 1/01/05
---------------------------------------------------------------------------------------------------------------------------------
                  Ohio -- 7.2%

                  City of Barberton, Ohio, Hospital Facilities Revenue Bonds,
                  Series 1992 (The Barberton Citizens Hospital Company Project):
      500,000       6.250%, 1/01/99                                                      No Opt. Call            A        508,005
      750,000       6.400%, 1/01/00                                                      No Opt. Call            A        778,185
      500,000       6.550%, 1/01/01                                                      No Opt. Call            A        528,500


Portfolio of Investments
Nuveen Flagship Limited Term Municipal Bond Fund (continued)
April 30, 1998

    Principal                                                                              Optional Call                     Market
       Amount  Description                                                                   Provisions*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               Ohio (continued)

               City of Cambridge, Ohio, Hospital Revenue Refunding Bonds, Series 1991,
               (Guernsey Memorial Hospital Project):
   $  545,000    7.500%, 12/01/98                                                           No Opt. Call         BBB     $  555,922
      595,000    7.650%, 12/01/99                                                           No Opt. Call         BBB        625,678
      640,000    7.750%, 12/01/00                                                           No Opt. Call         BBB        691,021
      680,000    7.850%, 12/01/01                                                           No Opt. Call         BBB        750,910

               Cleveland-Cuyahoga County Port Authority Subordinate Refunding Revenue
               Bonds, Series 1997 (Rock and Roll Hall of Fame and Museum Project):
      850,000    5.000%, 12/01/01                                                           No Opt. Call         N/R        863,617
    1,000,000    5.100%, 12/01/02                                                           No Opt. Call         N/R      1,020,010
      750,000    5.350%, 12/01/04                                                           No Opt. Call         N/R        774,735
      335,000    5.600%, 12/01/06                                                           No Opt. Call         N/R        350,782

      260,000  County of Cuyahoga, Ohio, Health Care Facilities Revenue Bonds, Series       No Opt. Call         N/R        270,795
                 1990 (Altenheim Project), 8.750%, 6/01/99

               County of Cuyahoga, Ohio, Hospital Revenue Bonds (Meridia Health System),
               Series 1995:
      500,000    5.750%, 8/15/00                                                            No Opt. Call         AAA        518,035
      795,000    5.850%, 8/15/01                                                            No Opt. Call         AAA        834,003
      735,000    5.950%, 8/15/02                                                            No Opt. Call         AAA        781,209

    1,175,000  County of Erie, Ohio Hospital Improvement and Refunding Revenue Bonds,       No Opt. Call           A      1,191,991
                 Series 1992 (Firelands Community Hospital Project), 6.100%, 1/01/99

               County of Lucas, Ohio, Hospital Facilities Revenue Bonds, Series 1991
               (Flower Memorial Hospital):
      700,000    7.200%, 12/01/98                                                           No Opt. Call         N/R        713,615
      685,000    5.500%, 12/01/99                                                           No Opt. Call         N/R        701,282

               County of Lucas, Ohio, Hospital Facilities Revenue Bonds, Series 1993
               (Flower Hospital):
      370,000    5.800%, 12/01/01                                                           No Opt. Call         N/R        387,682
      790,000    5.900%, 12/01/02                                                           No Opt. Call         N/R        837,250
      435,000    6.000%, 12/01/03                                                           No Opt. Call         N/R        467,003

    5,195,000  County of Lucas, Ohio, Hospital Revenue Refunding Bonds, Series 1996         No Opt. Call         AAA      5,650,498
                 (ProMedica Healthcare Obligated Group), 6.000%, 11/15/05

    1,000,000  Miami County Ohio Hospital Facilities Revenue, Refunding & Improvement,      No Opt. Call         BBB      1,073,390
                 Upper Valley Medical Center, Series C, 6.000%, 5/15/06

    1,040,000  State of Ohio, State Economic Development Revenue Bonds (Ohio                 6/98 at 102          A-      1,063,348
                 Enterprise Bond Fund), Series 1991-2 and Series 1991-3 (Superior Forge
                 & Steel Corporation), 7.250%, 6/01/01

    3,825,000  State of Ohio, Elementary and Secondary Education Capital Facilities         No Opt. Call         AAA      4,023,556
                 Bonds, Series 1995A, 5.700%, 6/01/02

               County of Sandusky, Ohio, Hospital Facilities Revenue Refunding Bonds
               Series 1998 (Memorial Hospital):
      910,000    4.500%, 1/01/01                                                            No Opt. Call        BBB-        903,967
    1,030,000    4.600%, 1/01/02                                                            No Opt. Call        BBB-      1,021,544
    1,375,000    4.700%, 1/01/03                                                            No Opt. Call        BBB-      1,362,034
    1,460,000    4.800%, 1/01/04                                                            No Opt. Call        BBB-      1,445,999
    1,030,000    4.900%, 1/01/05                                                            No Opt. Call        BBB-      1,019,607
      830,000    5.000%, 1/01/06                                                            No Opt. Call        BBB-        821,360
      500,000    5.050%, 1/01/07                                                            No Opt. Call        BBB-        493,925
      750,000    5.100%, 1/01/09                                                             1/08 at 102        BBB-        733,478

      225,000  County of Shelby, Ohio, Hospital Facilities Revenue Refunding and            No Opt. Call         BBB        226,604
                 Improvement Bonds, Series 1992 (The Shelby County Memorial Hospital
                 Association), 6.100%, 9/01/98
-----------------------------------------------------------------------------------------------------------------------------------
               Oklahoma - 0.7%

    3,120,000  Oklahoma Industries Authority, Hospital Revenue Bonds (Deaconess Health      No Opt. Call         BBB      3,161,527
                 Care Corporation Project), Series 1997A, 5.250%, 10/01/07
-----------------------------------------------------------------------------------------------------------------------------------
               Pennsylvania - 9.9%

    5,000,000  County of Allegheny, Pennsylvania, Airport Revenue Refunding Bonds,          No Opt. Call         AAA      5,235,150
                 Series 1997A (Pittsburgh International Airport), 5.500%, 1/01/05

    Principal                                                                              Optional Call                     Market
       Amount  Description                                                                   Provisions*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               Pennsylvania (continued)

               Allegheny County Hospital Development Authority (Allegheny County,
               Pennsylvania) Hospital Revenue Bonds, Series 1991 A, St. Margaret
               Memorial Hospital):
   $  400,000    6.600%, 10/01/98                                                           No Opt. Call        BBB+     $  404,584
      400,000    6.700%, 10/01/99                                                           No Opt. Call        BBB+        415,360
      400,000    6.800%, 10/01/00                                                           No Opt. Call        BBB+        424,108

    3,830,000  Delaware County Authority (Pennsylvania), Health Facilities Revenue          11/05 at 100     BBB+***      4,169,606
                 Bonds, Series 1993A (Mercy Health Corporation of Southeastern
                 Pennsylvania Obligated Group), 6.000%, 11/15/07 (Pre-refunded to
                 11/15/05)

    4,000,000  Delaware County Industrial Development Authority (Pennsylvania)              No Opt. Call           A      4,216,280
                 Refunding Revenue Bonds, Series A 1997 (Resource Recovery Facility),
                 6.000%, 1/01/03

    1,500,000  Monroeville, Pennsylvania Hospital Authority, Hospital Revenue               No Opt. Call          A-      1,585,605
                 Refunding, Forbes Health System, 5.750%, 10/01/05

      655,000  Montgomery County Higher Education and Health Authority (Pennsylvania)       No Opt. Call        BBB+        680,597
                 Hospital Facilities Revenue Bonds Series of 1991 (Pottstown Memorial
                 Medical Center Project), 7.000%, 11/15/99

    2,500,000  Pennsylvania Intergovernmental Cooperation Authority, Special Tax            No Opt. Call         AAA      2,597,075
                 Revenue Bonds (City of Philadelphia Funding Program), Series of
                 1992, 6.000%, 6/15/00

               City of Philadelphia, Pennsylvania Gas Works Revenue Bonds, Fourteenth
               Series:
    3,600,000    5.600%, 7/01/99                                                            No Opt. Call        Baa1      3,662,460
    3,425,000    5.700%, 7/01/00                                                            No Opt. Call        Baa1      3,521,654

    1,390,000  Philadelphia Hospital and Higher Educational Facilities Authority of         No Opt. Call        BBB+      1,410,516
                 Philadelphia, Revenue Refunding Bonds, Series of 1992
                 (Philadelphia MR Project), 5.300%, 8/01/99

    3,990,000  The School District of Philadelphia, Pennsylvania, General Obligation        No Opt. Call         AAA      4,185,390
                 Bonds, Series A of 1994, 5.450%, 7/01/04

    1,080,000  The School District of Philadelphia, Pennsylvania, General Obligation        No Opt. Call         AAA      1,104,678
                 Bonds, Series A of 1992, 6.050%, 5/15/99

    5,000,000  City of Philadelphia, Pennsylvania, Water and Wastewater Revenue             No Opt. Call         AAA      5,155,550
                 Bonds, Series 1993, 5.150%, 6/15/04

               Philadelphia Pennsylvania Hospitals & Higher Education Facilities
               Authority, Hospital Revenue Refunding, Pennsylvania Hospital:
    3,490,000    5.850%, 7/01/02                                                            No Opt. Call        BBB+      3,638,779
    2,020,000    6.050%, 7/01/04                                                            No Opt. Call        BBB+      2,131,787
    2,000,000    6.150%, 7/01/05                                                            No Opt. Call        BBB+      2,127,700
-----------------------------------------------------------------------------------------------------------------------------------
               Rhode Island - 0.9%

    4,035,000  Rhode Island Housing and Mortgage Finance Corporation, Multi-Family          No Opt. Call         AAA      4,169,366
                 Housing Bonds, 1995 Series A, 5.350%, 7/01/03
-----------------------------------------------------------------------------------------------------------------------------------
               Tennessee - 1.2%

               The Health and Educational Facilities Board of the Metropolitan
               Government of Nashville and Davidson County, Tennessee, Revenue R
               Refunding Bonds, Series 1998:
      400,000    5.150%, 7/01/05                                                             7/03 at 102         N/R        394,788
      400,000    5.250%, 7/01/06                                                             7/03 at 102         N/R        395,267
      500,000    5.300%, 7/01/07                                                             7/03 at 102         N/R        493,540
      500,000    5.350%, 7/01/08                                                             7/03 at 102         N/R        493,030
      500,000    5.400%, 7/01/09                                                             7/03 at 102         N/R        496,734

    3,250,000  The Industrial Development Board of the Metropolitan Government of           No Opt. Call         N/R      3,394,170
                 Nashville and Davidson County (Tennessee), Industrial Development
                 Revenue Refunding and Improvement Bonds (Osco Treatment), 6.000%,
                 5/01/03
-----------------------------------------------------------------------------------------------------------------------------------
               Texas - 2.5%

    1,575,000  Anderson County, Texas, Refunding Revenue Bonds (Coffield Prison Farm        No Opt. Call         AAA      1,608,610
                 Project), Series 1992 Supported by a Lease with the Texas Department of Criminal Justice, 5.300%, 3/15/00

               Brazos Higher Education Authority, Inc., Student Loan Revenue Refunding
               Bonds, Series 1993A-1:
    1,510,000    5.900%, 12/01/00                                                           No Opt. Call         Aaa      1,562,940
    1,075,000    6.050%, 12/01/01                                                           No Opt. Call         Aaa      1,123,632

Portfolio of Investments
Nuveen Flagship Limited Term Municipal Bond Fund (continued)
April 30, 1998


  Principal                                                                               Optional Call                       Market
     Amount    Description                                                                  Provisions*    Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
               Texas (continued)

$  1,325,000   North Central Texas Health Facilities Development Corporation, Health        2/01 at 100          BBB    $  1,378,847
                 Facilities Development Revenue Bonds (C.C. Young Memorial Home
                 Project), Series 1996, 5.700%, 2/15/03

   1,000,000   The City of Pasadena (Texas) Industrial Development Corporation,            10/98 at 100            A       1,009,440
                 Economic Development Revenue Bonds Series 1991 (Universities
                 Space Research Association Lunar and Planetary Institute
                 Project), 7.050%, 10/01/01

               The State of Texas, Texas College Student Loan Senior Lien Revenue
               Bonds, Series 1991:
     590,000     6.900%, 4/01/99                                                           No Opt. Call            A         603,321
     565,000     7.000%, 4/01/00                                                           No Opt. Call            A         587,610
   1,190,000     7.100%, 4/01/01                                                           No Opt. Call            A       1,256,865

               Tyler Health Facilities Development Corporation, Hospital Revenue Bonds
               (Mother Frances Hospital Regional Health Care Center Project), Series
               1997A:
   1,650,000     5.125%, 7/01/05                                                            7/02 at 100         Baa2       1,651,715
   1,100,000     5.200%, 7/01/06                                                            7/02 at 100         Baa2       1,100,527
------------------------------------------------------------------------------------------------------------------------------------
               Vermont - 0.4%

               Vermont Student Assistance Corporation Education Loan Finance Program
               Revenue Bonds 1992 Series A-3:
   1,000,000     5.900%, 12/15/00                                                          No Opt. Call          AAA       1,031,790
   1,000,000     6.050%, 12/15/01                                                          No Opt. Call          AAA       1,040,600
------------------------------------------------------------------------------------------------------------------------------------
               Virginia - 1.3%

   2,850,000   Newport News Redevelopment and Housing Authority, Multifamily Housing        5/05 at 102          AAA       2,992,015
                 Revenue Bonds (Fredericksburg-Oxford Project), Series 1997A, 5.550%,
                 5/01/27

   3,000,000   Virginia Public Building Authority, State Building Revenue Bonds,            8/04 at 101        AA***       3,308,430
                 Series 1994A, 6.250%, 8/01/15 (Pre-refunded to 8/01/04)
------------------------------------------------------------------------------------------------------------------------------------
               Washington - 1.0%

   1,670,000   Washington Health Care Facilities Authority, Revenue Bonds, Series 1992     No Opt. Call          AAA       1,773,440
                 (The Childrens Hospital and Medical Center, Seattle), 6.000%, 10/01/02

   3,000,000   Washington Public Power Supply System, Nuclear Project No. 1 Refunding      No Opt. Call          Aa1       3,175,290
                 Revenue Bonds, Series 1993A, 5.700%, 7/01/06
------------------------------------------------------------------------------------------------------------------------------------
               Washington, D.C. - 0.1%

     500,000   District of Columbia Redevelopment Land Agency (Washington, D.C.),          No Opt. Call          Baa         504,320
                 Sports Arena Special Tax Revenue Bonds (Series 1996), 5.300%, 11/01/99
------------------------------------------------------------------------------------------------------------------------------------
               West Virginia - 1.9%

   7,000,000   The County Commission of Pleasants County, West Virginia, Pollution         No Opt. Call            A       6,898,290
                 Control Revenue Bonds (West Penn Power Company Pleasants Station
                 Project), 1998 Series D, 4.700%, 11/01/07

   2,000,000   West Virginia Public Energy Authority, Energy Revenue Bonds (Morgantown      1/06 at 102          AA+       2,008,360
                 Energy Associates Project), 1990 Series A, 5.050%, 7/01/08
------------------------------------------------------------------------------------------------------------------------------------
               Wisconsin - 0.5%

               Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
               Series 1993A (Lutheran Hospital-La Crosse, Inc.):
   1,100,000     5.200%, 2/15/00                                                           No Opt. Call          AAA       1,119,393
   1,155,000     5.300%, 2/15/01                                                           No Opt. Call          AAA       1,185,457
------------------------------------------------------------------------------------------------------------------------------------
$452,110,000   Total Investments - (cost $449,002,163) - 98.3%                                                           464,606,518
============------------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 1.7%                                                                        8,179,990
               ---------------------------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                                        $472,786,508
               =====================================================================================================================

* Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**   Ratings (not covered by the report of independent public accountants):
     Using the higher of Standard & Poor's or Moody's rating.

*** Securities are backed by an escrow or trust containing sufficient U.S. government or U.S. government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

N/R  Investment is not rated.


                                 See accompanying notes to financial statements.

Statement of Net Assets
April 30, 1998


                                                                                   All-American  Intermediate  Limited Term
---------------------------------------------------------------------------------------------------------------------------
Assets
Investments in municipal securities, at market value (note 1)                      $309,218,001   $45,227,308  $464,606,518
Cash                                                                                  2,903,973       256,854     2,321,947
Receivables:
 Interest                                                                             5,079,934       739,142     7,730,276
 Investments sold                                                                     7,567,300       105,000       685,000
 Shares sold                                                                          1,337,403       368,915       411,531
Other assets                                                                             91,562         2,341        27,772
---------------------------------------------------------------------------------------------------------------------------
  Total assets                                                                      326,198,173    46,699,560   475,783,044
---------------------------------------------------------------------------------------------------------------------------
Liabilities
Payables:
 Investments purchased                                                               11,918,204            --            --
 Shares redeemed                                                                        471,618        20,200       810,216
Accrued expenses:
 Management fees (note 6)                                                               126,218        14,084       171,127
 12b-1 distribution and service fees (notes 1 and 6)                                     84,077         9,125        88,227
 Other                                                                                   41,749         5,404        51,269
Dividends payable                                                                     1,312,086       176,327     1,875,697
---------------------------------------------------------------------------------------------------------------------------
  Total liabilities                                                                  13,953,952       225,140     2,996,536
---------------------------------------------------------------------------------------------------------------------------
Net assets (note 7)                                                                $312,244,221   $46,474,420  $472,786,508
===========================================================================================================================
Class A Shares (note 1)
Net assets                                                                         $236,690,772   $42,338,909  $438,133,771
Shares outstanding                                                                   20,903,984     3,891,691    40,572,636
Net asset value and redemption price per share                                     $      11.32   $     10.88  $      10.80
Offering price per share (net asset value per share plus maximum sales
  charge of 4.20%, 3.00% and 2.50%, respectively, of offering price)               $      11.82   $     11.22  $      11.08
===========================================================================================================================
Class B Shares (note 1)
Net assets                                                                         $  8,706,484           N/A           N/A
Shares outstanding                                                                      768,605           N/A           N/A
Net asset value, offering and redemption price per share                           $      11.33           N/A           N/A
===========================================================================================================================
Class C Shares (note 1)
Net assets                                                                         $ 62,336,486   $ 3,533,134  $ 33,951,550
Shares outstanding                                                                    5,511,780       324,552     3,146,798
Net asset value, offering and redemption price per share                           $      11.31   $     10.89  $      10.79
===========================================================================================================================
Class R Shares (note 1)
Net assets                                                                         $  4,510,479   $   602,377  $    701,187
Shares outstanding                                                                      398,294        55,451        65,020
Net asset value, offering and redemption price per share                           $      11.32   $     10.86  $      10.78
===========================================================================================================================
N/A--Intermediate and Limited Term are not authorized to issue Class B Shares.




                                 See accompanying notes to financial statements.

Statement of Operations
Year Ended April 30, 1998


                                                                                   All-American  Intermediate   Limited Term
----------------------------------------------------------------------------------------------------------------------------
Investment Income (note 1)                                                          $17,694,074    $2,482,982    $25,361,069
============================================================================================================================
Expenses
Management fees (note 6)                                                              1,429,247       223,656      2,018,209
12b-1 service fees--Class A (notes 1 and 6)                                             448,070        82,472        870,789
12b-1 distribution and service fees--Class B (notes 1 and 6)                             37,097           N/A            N/A
12b-1 distribution and service fees--Class C (notes 1 and 6)                            444,993        22,125        155,040
Shareholders' servicing agent fees and expenses                                         139,272        34,462        274,935
Custodian's fees and expenses                                                            67,246        51,207         99,449
Trustees' fees and expenses (note 6)                                                      5,300         1,360          4,911
Professional fees                                                                        20,664        11,355         45,965
Shareholders' reports--printing and mailing expenses                                     66,543        19,864        128,808
Federal and state registration fees                                                      29,586        30,624         24,948
Other expenses                                                                           13,950           598         26,306
----------------------------------------------------------------------------------------------------------------------------
Total expenses before expense reimbursement                                           2,701,968       477,723      3,649,360
      Expense reimbursement (note 6)                                                         --      (109,859)            --
----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                          2,701,968       367,864      3,649,360
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                14,992,106     2,115,118     21,711,709
----------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain from Investments
Net realized gain from investment transactions (notes 1 and 4)                        1,444,589       445,080      1,183,699
Net change in unrealized appreciation or depreciation of investments                 11,090,769     1,234,467      6,803,680
----------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                                            12,535,358     1,679,547      7,987,379
----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                          $27,527,464    $3,794,665    $29,699,088
============================================================================================================================
N/A--Intermediate and Limited Term are not authorized to issue Class B Shares.


                                                                             See accompanying notes to financial statements.

Statement of Changes in Net Assets


                                        All-American                       Intermediate                        Limited Term
                                ------------------------------      ------------------------------    -----------------------------
                                Year Ended     11 Months Ended      Year Ended     11 Months Ended    Year Ended    11 Months Ended
                                  4/30/98           4/30/97*          4/30/98         4/30/97**         4/30/98        4/30/97***
-----------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income           $ 14,992,106      $ 13,301,910       $ 2,115,118     $  2,147,178   $  21,711,709     $  21,032,242
Net realized gain from
investment transactions
 (notes 1 and 4)                   1,444,589         2,249,650           445,080          147,832       1,183,699         1,658,088
Net change in unrealized
 appreciation
or depreciation of
 investments                      11,090,769         4,859,517         1,234,467          801,793       6,803,680           116,950
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
 from operations                  27,527,464        20,411,077         3,794,665        3,096,803      29,699,088        22,807,280
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to
 Shareholders (note 1)
From undistributed net
 investment income:
              Class A            (11,812,757)      (10,934,899)       (1,964,556)      (2,059,165)    (20,496,170)      (19,952,270)
              Class B               (172,772)           (3,405)              N/A              N/A             N/A               N/A
              Class C             (2,809,735)       (2,349,107)         (122,737)         (74,318)     (1,226,668)         (809,432)
              Class R               (207,336)           (1,421)          (26,788)          (4,137)        (12,840)             (286)
From accumulated net
 realized gains
 from investment
 transactions:
              Class A             (1,796,387)       (1,174,852)           (1,421)               -                -                -
              Class B                (34,421)                -                N/A             N/A              N/A              N/A
              Class C               (476,161)         (285,764)             (104)               -                -                -
              Class R                (30,203)                -               (19)               -                -                -
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets
 from distributions to
 shareholders                    (17,339,772)      (14,749,448)       (2,115,625)      (2,137,620)    (21,735,678)      (20,761,988)
------------------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions
 (note 2)
Net proceeds from sale of
 shares                           76,968,241        45,105,197         8,010,746        7,641,512     102,797,645        55,204,267
Net proceeds from shares
 issued to shareholders
 due to reinvestment of
 distributions                     9,893,852         6,771,634         1,256,923        1,250,991      13,729,912        12,418,014
------------------------------------------------------------------------------------------------------------------------------------
                                  86,862,093        51,876,831         9,267,669        8,892,503     116,527,557        67,622,281
------------------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed          (57,124,785)      (40,524,782)       (8,387,774)     (13,864,964)   (100,696,272)     (125,247,208)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets from Fund share
transactions                      29,737,308        11,352,049           879,895       (4,972,461)     15,831,285       (57,624,927)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets                       39,925,000        17,013,678         2,558,935       (4,013,278)     23,794,695       (55,579,635)
Net assets at the
 beginning of year               272,319,221       255,305,543        43,915,485       47,928,763     448,991,813       504,571,448
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of
 year                           $312,244,221      $272,319,221       $46,474,420     $ 43,915,485   $ 472,786,508     $ 448,991,813
====================================================================================================================================
Balance of undistributed
 net investment income at
 the end of year                $      2,584      $     13,078       $    10,595     $      9,558   $     990,831     $   1,014,800
====================================================================================================================================

* Information represents eight months of Flagship All-American and three months of All-American (see note 1).
** Information represents eight months of Flagship Intermediate and three months of Intermediate (see note 1).
*** Information represents eight months of Flagship Limited Term and three months of Limited Term (see note 1).

N/A - Intermediate and Limited Term are not authorized to issue Class B Shares.



                                 See accompanying notes to financial statements.

Notes to Financial Statements



1. General Information and Significant Accounting Policies

The Nuveen Flagship Municipal Trust (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Flagship All-American Municipal Bond Fund ("All-American"), the Nuveen Flagship Intermediate Municipal Bond Fund ("Intermediate") and the Nuveen Flagship Limited Term Municipal Bond Fund ("Limited Term") (collectively, the "Funds"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.

The John Nuveen Company ("Nuveen"), parent of John Nuveen & Co. Incorporated and Nuveen Advisory Corp., respectively, the distributor ("Distributor") and investment advisor ("Adviser") of the Funds, entered into an agreement under which Nuveen acquired Flagship Resources Inc. and after the close of business on January 31, 1997, consolidated their respective mutual fund businesses. This agreement was approved at a meeting by the shareholders of the Flagship Funds in December 1996.

After the close of business on January 31, 1997, Flagship All-American Tax Exempt Fund ("Flagship All-American"), Flagship Intermediate Tax Exempt Fund ("Flagship Intermediate") and Flagship Limited Term Tax Exempt Fund ("Flagship Limited Term") were reorganized into the Trust. At this time they were renamed Nuveen Flagship All-American Municipal Bond Fund, Nuveen Flagship Intermediate Municipal Bond Fund and Nuveen Flagship Limited Term Municipal Bond Fund, respectively. The Funds had a May 31 fiscal year end prior to being reorganized into the Trust and now have an April 30 fiscal year end.

Each Fund seeks to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At April 30, 1998, All-American had outstanding when-issued and delayed delivery purchase commitments of $11,918,204. Intermediate and Limited Term had no such outstanding purchase commitments.

Investment Income

Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Dividends and Distributions to Shareholders

Tax-exempt net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Federal Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.001 per share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to the shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended April 30, 1998, have been designated Exempt Interest Dividends. Net realized capital gain and market discount distributions are subject to federal taxation.

Flexible Sales Charge Program

Each Fund offers Class A, C and R Shares. All-American also offers Class B Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a 1% contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available for purchases of over $1 million and in other limited circumstances.

Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap, option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended April 30, 1998.

Expense Allocation

Expenses of each Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only includes 12b-1 distribution and service fees, are recorded to the specific class.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.



2. Fund Shares
Transactions in Fund shares were as follows:
                                                                    All-American
                                               ---------------------------------------------------------
                                                        Year Ended                 11 Months Ended
                                                          4/30/98                       4/30/97*
                                               ---------------------------------------------------------
                                                   Shares          Amount       Shares          Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                        4,008,652   $  45,606,077     2,917,181   $  31,668,207

  Class B                                          700,155       7,946,597        65,162         712,816

  Class C                                        1,301,462      14,740,803     1,153,656      12,540,237

  Class R                                          771,291       8,674,764        16,754         183,937

Shares issued to shareholders due
 to reinvestment of distributions:

  Class A                                          660,598       7,458,579       514,027       5,592,134

  Class B                                            9,097         103,693            24             265

  Class C                                          188,101       2,120,043       108,469       1,178,627

  Class R                                           18,643         211,537            56             608
--------------------------------------------------------------------------------------------------------
                                                 7,657,999      86,862,093     4,775,329      51,876,831
--------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                       (3,632,808)    (40,915,436)   (3,061,374)    (33,300,392)
  Class B                                           (5,833)        (66,678)           --              --

  Class C                                       (1,013,258)    (11,466,412)     (665,228)     (7,224,390)
  Class R                                         (408,450)     (4,676,259)           --              --
--------------------------------------------------------------------------------------------------------
                                                (5,060,349)    (57,124,785)   (3,726,602)    (40,524,782)
--------------------------------------------------------------------------------------------------------
Net increase                                     2,597,650   $  29,737,308     1,048,727   $  11,352,049
========================================================================================================
*Information represents eight months of Flagship All-American and three months of All-American (see note 1).


                                                                     Intermediate
                                                  -----------------------------------------------------
                                                       Year Ended                 11 Months Ended
                                                         4/30/98                       4/30/97*
                                                  -----------------------------------------------------
                                                   Shares         Amount         Shares         Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                          554,517   $   6,064,556       539,437   $   5,639,771

  Class C                                          167,492       1,829,477       145,976       1,523,605

  Class R                                           10,730         116,713        44,829         478,136

Shares issued to shareholders due
 to reinvestment of distributions:
  Class A                                          107,654       1,165,426       118,796       1,215,858

  Class C                                            7,941          86,053         3,777          34,796

  Class R                                              500           5,444            32             337
--------------------------------------------------------------------------------------------------------
                                                   848,834       9,267,669       852,847       8,892,503
--------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                         (678,166)     (7,363,971)   (1,302,182)    (13,627,224)
  Class C                                          (93,422)     (1,016,745)      (22,717)       (237,740)
  Class R                                             (640)         (7,058)           --              --
--------------------------------------------------------------------------------------------------------
                                                  (772,228)     (8,387,774)   (1,324,899)    (13,864,964)
--------------------------------------------------------------------------------------------------------
Net increase (decrease)                             76,606   $     879,895      (472,052)  $  (4,972,461)
=========================================================================================================
*Information represents eight months of Flagship Intermediate and three months of Intermediate (see note 1).

                                                                                               Limited Term
                                                                         --------------------------------------------------------
                                                                                 Year Ended                 11 Months Ended
                                                                                   4/30/98                       4/30/97*
                                                                         --------------------------------------------------------
                                                                             Shares          Amount        Shares          Amount
---------------------------------------------------------------------------------------------------------------------------------
Shares sold:
    Class A                                                               7,703,171   $  83,615,063     4,064,504   $  43,309,184
    Class C                                                               1,703,471      18,465,192     1,111,314      11,854,862
    Class R                                                                  65,900         717,390         3,763          40,221
Shares issued to shareholders due to reinvestment of distributions:
    Class A                                                               1,182,240      12,786,447     1,125,302      11,989,359
    Class C                                                                  86,601         936,081        40,213         428,533
    Class R                                                                     680           7,384            11             122
---------------------------------------------------------------------------------------------------------------------------------
                                                                         10,742,063     116,527,557     6,345,107      67,622,281
---------------------------------------------------------------------------------------------------------------------------------
Shares redeemed:
    Class A                                                              (8,422,781)    (91,261,871)  (11,367,265)   (121,107,007)
    Class C                                                                (865,221)     (9,376,253)     (388,996)     (4,140,201)
    Class R                                                                  (5,334)        (58,148)           --              --
---------------------------------------------------------------------------------------------------------------------------------
                                                                         (9,293,336)   (100,696,272)  (11,756,261)   (125,247,208)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                                   1,448,727   $  15,831,285    (5,411,154)  $ (57,624,927)
=================================================================================================================================

*Information represents eight months of Flagship Limited Term and three months of Limited Term (see note 1).

3. Distributions to Shareholders

On May 8, 1998, the Funds declared dividend distributions from their tax-exempt net investment income which were paid on June 1, 1998, to shareholders of record on May 8, 1998, as follows:

                                                                                     All-American  Intermediate  Limited Term
---------------------------------------------------------------------------------------------------------------------------------
Dividend per share:
    Class A                                                                                $.0490        $.0420        $.0425
    Class B                                                                                 .0420           N/A           N/A
    Class C                                                                                 .0440         .0370         .0395
    Class R                                                                                 .0510         .0435         .0445
=================================================================================================================================

N/A-Intermediate and Limited Term are not authorized to issue Class B Shares.

4. Securities Transactions

Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments for the fiscal year ended April 30, 1998, were as follows:

                                        All-American  Intermediate  Limited Term
--------------------------------------------------------------------------------
Purchases:
 Investments in municipal securities    $84,058,362   $ 8,718,382   $143,131,970
 Temporary municipal investments         40,550,000     5,200,000     35,300,000

Sales:
 Investments in municipal securities     57,040,922    10,910,056    136,821,408
 Temporary municipal investments         40,550,000     5,200,000     35,300,000
================================================================================

At April 30, 1998, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

At April 30, 1998, Limited Term had an unused capital loss carryforward of $3,968,888, available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforward will expire in the year 2003.

5. Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 1998, were as follows:

                               All-American   Intermediate   Limited Term
---------------------------------------------------------------------------
Gross unrealized:
 appreciation                   $23,793,953     $2,689,514    $16,196,241
 depreciation                      (278,378)       (76,901)      (591,886)
---------------------------------------------------------------------------
Net unrealized appreciation     $23,515,575     $2,612,613    $15,604,355
===========================================================================

6. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net asset value of each Fund:

                                                   All-American & Intermediate
Average Daily Net Asset Value                             Management Fee
------------------------------------------------------------------------------
For the first $125 million                                 .5000 of 1%
For the next $125 million                                  .4875 of 1
For the next $250 million                                  .4750 of 1
For the next $500 million                                  .4625 of 1
For the next $1 billion                                    .4500 of 1
For net assets over $2 billion                             .4250 of 1
==============================================================================
                                                         Limited Term
Average Daily Net Asset Value                          Management Fee
------------------------------------------------------------------------------
For the first $125 million                                 .4500 of 1%
For the next $125 million                                  .4375 of 1
For the next $250 million                                  .4250 of 1
For the next $500 million                                  .4125 of 1
For the next $1 billion                                    .4000 of 1
For net assets over $2 billion                             .3750 of 1
==============================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser may voluntarily reimburse expenses from time to time, which may be terminated at any time at its discretion.

During the fiscal year ended April 30, 1998, the Distributor collected sales charges on purchases of Class A Shares of approximately $585,700, $91,500 and $367,200 for All-American, Intermediate and Limited Term, respectively, of which approximately $529,400, $76,400 and $357,500, respectively, were paid out as concessions to authorized dealers. The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the fiscal year ended April 30, 1998, the Distributor compensated authorized dealers directly with approximately $547,800, $17,700 and $593,100 in commission advances at the time of purchase for All-American, Intermediate and Limited Term, respectively. To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares for All-American during the first year following a purchase, all 12b-1 distribution fees on Class B Shares for All-American, and all 12b-1 service and distribution fees on Class C Shares during the first year following a purchase are retained by the Distributor. During the fiscal year ended April 30, 1998, the Distributor retained approximately $154,900, $9,600 and $78,600 in such 12b-1 fees for All-American, Intermediate and Limited Term, respectively. The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments. The Distributor also collected and retained approximately $23,400, $6,600 and $80,800 of CDSC on share redemptions for All-American, Intermediate and Limited Term, respectively, during the fiscal year ended April 30, 1998.

7. Composition of Net Assets

At April 30, 1998, each Fund had an unlimited number of $.01 par value shares authorized. Net assets consisted of:

                                                                     All-American   Intermediate   Limited Term
-------------------------------------------------------------------------------------------------------------------
Capital paid-in                                                       $288,687,354   $43,708,365   $460,205,454
Balance of undistributed net investment income                               2,584        10,595        990,831
Accumulated net realized gain (loss) from investment transactions           38,708       142,847     (4,014,132)
Net unrealized appreciation of investments                              23,515,575     2,612,613     15,604,355
-------------------------------------------------------------------------------------------------------------------
Net assets                                                            $312,244,221   $46,474,420   $472,786,508
===================================================================================================================

8. Investment Composition
At April 30, 1998, the revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:

                                     All-American   Intermediate   Limited Term
--------------------------------------------------------------------------------
Education and Civic Organizations              10%             9%            12%
Energy                                          3              2              2
Forest and Paper Products                       3             --             --
Health Care                                    17             25             23
Housing/Multifamily                             3              2              4
Industrial                                      3              1              2
Long Term Care                                  6              4              4
Tax Obligation/General                          2              8             10
Tax Obligation/Limited                          9             14              9
Transportation                                 14             12              7
U.S.Guaranteed                                 11              6              8
Utilities                                      13              9             14
Water and Sewer                                 3              7              3
Other                                           3              1              2
--------------------------------------------------------------------------------
                                              100%           100%           100%
================================================================================

Certain long-term and intermediate-term investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. government or U.S. government agency securities, both of which ensure the timely payment of principal and interest in the event of default (24% for All-American, 24% for Intermediate and 34% for Limited Term). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

Financial Highlights

               Selected data for a share outstanding throughout each period is as follows:

Class (Inception Date)
                                          Investment Operations                    Less Distributions
                                  -------------------------------------     ---------------------------------
ALL AMERICAN                                             Net
                    Beginning                      Realized/                                                      Ending
                          Net            Net      Unrealized                       Net                               Net
Year Ended              Asset     Investment      Investment                Investment     Capital                 Asset      Total
April 30,               Value     Income (a)     Gain (Loss)      Total         Income       Gains       Total     Value     Return
------------------------------------------------------------------------------------------------------------------------------------
Class A (10/88)
1998                   $10.90           $.60           $ .51      $1.11          $(.60)      $(.09)      $(.69)   $11.32      10.32%
1997 (c)                10.67            .55             .29        .84           (.55)       (.06)       (.61)    10.90       8.02
1996 (d)                10.79            .61            (.12)       .49           (.61)         --        (.61)    10.67       4.64
1995 (d)                10.61            .63             .18        .81           (.63)         --        (.63)    10.79       8.01
1994 (d)                11.07            .65            (.30)       .35           (.65)       (.16)+++    (.81)    10.61       2.99
Class B (2/97)
1998                    10.91            .51             .51       1.02           (.51)       (.09)       (.60)    11.33       9.51
1997 (e)                10.98            .12            (.06)       .06           (.13)         --        (.13)    10.91        .54
Class C (6/93)
1998                    10.89            .53             .52       1.05           (.54)       (.09)       (.63)    11.31       9.75
1997 (c)                10.66            .50             .29        .79           (.50)       (.06)       (.56)    10.89       7.48
1996 (d)                10.78            .55            (.12)       .43           (.55)         --        (.55)    10.66       4.07
1995 (d)                10.60            .57             .18        .75           (.57)         --        (.57)    10.78       7.42
1994 (f)                11.09            .57            (.32)       .25           (.57)       (.17)+++    (.74)    10.60       2.16+
Class R (2/97)
1998                    10.91            .61             .51       1.12           (.62)       (.09)       (.71)    11.32      10.45
1997 (e)                10.99            .15            (.07)       .08           (.16)         --        (.16)    10.91        .69
===================================================================================================================================

   + Annualized.
  ++ Information included prior to the 11 months ended April 30, 1997, reflects the financial highlights of Flagship All-American.
 +++ The amounts shown include a distribution in excess of capital gains of $.10 per share.
 (a) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory or its predecessor Flagship Financial.
 (b) Total returns are calculated on net asset value without any sales charge and are not annualized except where noted.
 (c) For the 11 months ended April 30.
 (d) For the year ended May 31.
 (e) From commencement of class operations as noted through April 30.
 (f) From commencement of class operations as noted through May 31.

                                 Ratios/Supplemental Data
-------------------------------------------------------------------------------------------
                                      Ratio                           Ratio
                                     of Net                          of Net
                   Ratio of      Investment        Ratio of      Investment
                   Expenses       Income to        Expenses       Income to
                 to Average         Average      to Average         Average
                 Net Assets      Net Assets      Net Assets      Net Assets
                     Before          Before           After           After      Portfolio
  Ending Net     Reimburse-      Reimburse-      Reimburse-      Reimburse-       Turnover
Assets (000)           ment            ment        ment (a)        ment (a)           Rate
-------------------------------------------------------------------------------------------
    $236,691            .81%           5.27%            .81%           5.27%            20%
     216,575            .98+           5.43+            .87+           5.54+            39
     207,992           1.02            5.41             .83            5.60             79
     185,495           1.06            5.72             .76            6.02             71
     159,867           1.05            5.34             .62            5.77             81

       8,706           1.56            4.47            1.56            4.47             20
         711           1.55+           4.83+           1.55+           4.83+            39

      62,336           1.36            4.72            1.36            4.72             20
      54,850           1.53+           4.88+           1.42+           4.99+            39
      47,314           1.57            4.85            1.37            5.05             79
      45,242           1.61            5.17            1.31            5.47             71
      39,997           1.63+           4.62+           1.09+           5.16+            81

       4,510            .61            5.42             .61            5.42             20
         183            .61+           5.95+            .61+           5.95+            39
===========================================================================================

Selected data for a share outstanding throughout each period is as follows:

Class (Inception Date)
                                            Investment Operations                  Less Distributions
                                    --------------------------------------   ------------------------------
INTERMEDIATE++                                          Net
                        Beginning                 Realized/                                                     Ending
                              Net          Net   Unrealized                         Net                            Net
Year Ended                  Asset   Investment   Investment                  Investment   Capital                Asset       Total
April 30,                   Value   Income (a)  Gain (Loss)          Total       Income     Gains     Total      Value  Return (b)
----------------------------------------------------------------------------------------------------------------------------------
Class A (9/92)
1998                       $10.47        $.52        $ .41           $ .93        $(.52)    $   --     $(.52)    $10.88       8.97%
1997 (c)                    10.27         .47          .20             .67         (.47)        --      (.47)     10.47       6.64
1996 (d)                    10.29         .51         (.02)            .49         (.51)        --      (.51)     10.27       4.84
1995 (d)                    10.16         .51          .13             .64         (.51)        --      (.51)     10.29       6.63
1994 (d)                    10.35         .52         (.13)            .39         (.52)      (.06)+++  (.58)     10.16       3.72
Class C (12/95)
1998                        10.47         .46          .42             .88         (.46)        --      (.46)     10.89       8.47
1997 (c)                    10.28         .44          .17             .61         (.42)        --      (.42)     10.47       6.00
1996 (f)                    10.57         .23         (.30)           (.07)        (.22)        --      (.22)     10.28      (1.78)+
Class R (2/97)
1998                        10.45         .54          .41             .95         (.54)        --      (.54)     10.86       9.17
1997 (e)                    10.60         .13         (.15)           (.02)        (.13)        --      (.13)     10.45       (.15)
==================================================================================================================================

  +  Annualized.

 ++ Information included prior to the 11 months ended April 30, 1997, reflects the financial highlights of Flagship Intermediate.

+++ The amount shown includes a distribution in excess of capital gains of $.01 per share.

(a) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory or its predecessor Flagship Financial.

(b) Total returns are calculated on net asset value without any sales charge and are not annualized except where noted.

(c)  For the 11 months ended April 30.

(d)  For the year ended May 31.

(e)  From commencement of class operations as noted through April 30.

(f)  From commencement of class operations as noted through May 31.


                                 Ratios/Supplemental Data
-------------------------------------------------------------------------------
                                   Ratio                     Ratio
                                  of Net                    of Net
                   Ratio of   Investment     Ratio of   Investment
                   Expenses    Income to     Expenses    Income to
                 to Average      Average   to Average      Average
                 Net Assets   Net Assets   Net Assets   Net Assets
                     Before       Before        After        After   Portfolio
  Ending Net     Reimburse-   Reimburse-   Reimburse-   Reimburse-    Turnover
Assets (000)           ment         ment     ment (a)    ment (a)         Rate
-------------------------------------------------------------------------------
$     42,339           1.03%        4.52%         .79%        4.76%         20%
      40,906           1.18+        4.46+         .68+        4.96+         26
      46,742           1.17         4.31          .62         4.86          81
      42,069           1.24         4.45          .54         5.15         102
      35,891           1.29         4.04          .40         4.93          69

       3,533           1.58         3.96         1.34         4.20          20
       2,540           1.71+        3.90+        1.23+        4.38+         26
       1,187           1.73+        3.68+        1.13+        4.28+         81

         602            .83         4.71          .59         4.95          20
         469            .82+        4.98+         .40+        5.40+         26
===============================================================================

               Selected data for a share outstanding throughout each period is as follows:

Class (Inception Date)
                                          Investment Operations                    Less Distributions
                                  -------------------------------------     ---------------------------------
LIMITED TERM++                                           Net
                    Beginning                      Realized/                                                     Ending
                          Net            Net      Unrealized                       Net                              Net
Year Ended              Asset     Investment      Investment                Investment     Capital                Asset      Total
April 30,               Value     Income (a)     Gain (Loss)      Total         Income       Gains      Total     Value  Return(b)
-----------------------------------------------------------------------------------------------------------------------------------
Class A (10/87)
1998                   $10.61           $.51           $ .19      $ .70          $(.51)      $  --      $(.51)   $10.80       6.67%
1997 (c)                10.57            .46             .04        .50           (.46)         --       (.46)    10.61       4.78
1996 (d)                10.65            .51            (.09)       .42           (.50)         --       (.50)    10.57       4.03
1995 (d)                10.60            .51             .04        .55           (.50)         --       (.50)    10.65       5.41
1994 (d)                10.74            .52            (.13)       .39           (.52)       (.01)      (.53)    10.60       3.58
Class C (12/95)
1998                    10.60            .47             .19        .66           (.47)         --       (.47)    10.79       6.33
1997 (c)                10.56            .44             .03        .47           (.43)         --       (.43)    10.60       4.49
1996 (f)                10.76            .22            (.19)       .03           (.23)         --       (.23)    10.56        .46+
Class R (2/97)
1998                    10.59            .53             .19        .72           (.53)         --       (.53)    10.78       6.87
1997 (e)                10.73            .12            (.13)      (.01)          (.13)         --       (.13)    10.59       (.09)
-----------------------------------------------------------------------------------------------------------------------------------

  +  Annualized.
 ++ Information included prior to the 11 months ended April 30, 1997, reflects the financial highlights of Flagship Limited Term.
(a) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory or its predecessor Flagship Financial.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized except where noted.
(c)  For the 11 months ended April 30.
(d)  For the year ended May 31.
(e)  From commencement of class operations as noted through April 30.
(f)  From commencement of class operations as noted through May 31.


                                         Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------
                     Ratio of         Ratio of Net             Ratio of             Ratio of
                  Expenses to    Investment Income          Expenses to       Net Investment
                  Average Net       to Average Net          Average Net    Income to Average    Portfolio
  Ending Net    Assets Before        Assets Before         Assets After     Net Assets After     Turnover
Assets (000)    Reimbursement        Reimbursement    Reimbursement (a)    Reimbursement (a)         Rate
----------------------------------------------------------------------------------------------------------
    $438,134              .77%                4.70%                 .77%                4.70%          30%
     425,401              .82+                4.74+                 .80+                4.76+          29
     489,157              .84                 4.72                  .79                 4.77           39
     569,196              .82                 4.80                  .74                 4.88           20
     704,627              .79                 4.67                  .70                 4.76           22

      33,952             1.12                 4.35                 1.12                 4.35           30
      23,551             1.12+                4.43+                1.11+                4.44+          29
      15,415             1.43+                3.93+                1.19+                4.17+          39

         701              .59                 4.86                  .59                 4.86           30
          40              .55+                5.07+                 .55+                5.07+          29
==========================================================================================================

Report of Independent Public Accountants



To the Board of Trustees and Shareholders of Nuveen Flagship Municipal Trust:

We have audited the accompanying statements of net assets, including the portfolios of investments, of Nuveen Flagship All-American Municipal Bond Fund, Nuveen Flagship Intermediate Municipal Bond Fund, and Nuveen Flagship Limited Term Municipal Bond Fund (collectively, the "Funds") (three of the portfolios constituting the Nuveen Flagship Municipal Trust (a Massachusetts business trust)), as of April 30, 1998, the related statements of operations, statements of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements and financial highlights for the Funds for the years ended April 30, 1997 and prior were audited by other auditors whose report dated June 13, 1997, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1998, by correspondence with the custodian and brokers. As to securities purchased but not received, we requested confirmation from brokers and, when replies were not received, we carried out alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the net assets of the Nuveen Flagship All-American Municipal Bond Fund, Nuveen Flagship Intermediate Municipal Bond Fund, and Nuveen Flagship Limited Term Municipal Bond Fund of the Nuveen Flagship Municipal Trust as of April 30, 1998, and the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with generally accepted accounting principles.

ARTHUR ANDERSEN LLP

Chicago, Illinois
June 18, 1998

                    Building Better Portfolios with Nuveen


Nuveen Family of Mutual Funds
Nuveen offers a variety of funds designed to help you reach your financial goals.

Growth Funds
Nuveen Rittenhouse Growth Fund

Growth and Income Funds
European Value Fund

Growth and Income Stock Fund

Balanced Municipal and Stock Fund

Balanced Stock and Bond Fund

Municipal Bond Funds

National Funds
Long-Term
Insured
Intermediate-Term
Limited Term

State Funds
Alabama
Arizona
California
Colorado
Connecticut
Florida
Georgia
Kansas
Kentucky
Louisiana
Maryland
Massachusetts
Michigan
Missouri
New Jersey
New Mexico
New York
North Carolina
Ohio
Pennsylvania
South Carolina
Tennessee
Virginia
Wisconsin

Reducing the impact of taxes and moderating risk are important goals for many risk-sensitive investors seeking to build better portfolios. For these investors, a tax-efficient, risk-resistant investment portfolio often forms the foundation of a carefully crafted financial plan for building and sustaining wealth. Nuveen is committed to providing investors and their financial advisers with a range of products and investment tools to help build better portfolios.

Mutual Funds
Nuveen Mutual Funds offer investors access to the Nuveen family of Premier Advisers/SM/, including Nuveen Advisory Corp., Institutional Capital Corp. and Rittenhouse Financial Services. Our equity, balanced and income funds seek to provide consistent performance, time-tested strategies to reduce risk and experienced, professional management.

Private Asset Management
Rittenhouse Financial Services and Nuveen Asset Management offer comprehensive, customized investment management solutions to investors with assets of $250,000 or more to invest. A range of actively managed growth, balanced and municipal income-oriented portfolios are available, all based upon a disciplined investment philosophy.

Unit Trusts
Nuveen Unit Trusts are fixed portfolios of quality securities that are a convenient, attractive alternative to purchasing individual securities. They provide low-cost diversification to reduce risk, experienced, professional security selection and surveillance and daily liquidity at that day's net asset value for quick access to your assets.

Exchange-Traded Funds
Nuveen Exchange-Traded Funds offer investors actively managed portfolios of investment-grade quality municipal bonds. The fund shares are listed and traded on the New York and American stock exchanges. Exchange-traded funds provide the investment convenience, price visibility and liquidity of common stocks.

MuniPreferred(R)
Nuveen MuniPreferred offers investors a AAA-rated investment with an attractive tax-free yield for the cash reserves portion of an investment portfolio. MuniPreferred shares are backed 2-to-1 by the long-term portfolios of Nuveen dual-class exchange-traded funds and are available for national as well as a wide variety of state-specific portfolios.

Serving Investors for Generations

[JOHN NUVEEN, SR. PHOTO APPEARS HERE]
John Nuveen, Sr.


Since our founding in 1898, John Nuveen & Co. has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for risk-sensitive individuals seeking to build and sustain wealth. In fact, more than 1.3 million investors have trusted Nuveen to help them maintain the lifestyle they currently enjoy.

The cornerstone of Nuveen's investment philosophy is a commitment to disciplined long-term investment strategies focused on providing consistent, attractive performance over time - with moderated risk. We emphasize quality securities carefully chosen through in-depth research, and we follow those securities closely over time to ensure that they continue to meet our exacting standards.

Whether your focus is long-term growth, dependable current income or sustaining accumulated wealth, Nuveen offers a wide variety of products and services to help meet your unique circumstances and financial planning needs. Our equity, balanced, and income funds, along with our unit trusts and private asset management, can form the foundation of a tax-efficient and risk-resistant portfolio.

Talk with your financial adviser to learn more about how Nuveen investment products and services can help you build and sustain your long-term financial security. Or call us at (800) 225-8530 for more information, including a prospectus where applicable. Please read that information carefully before you invest.

1898

NUVEEN 1998
OUR SECOND CENTURY
helping investors sustain the wealth of a lifetime.(TM)

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286

www.nuveen.com

                                                                     VAN-N2-4.98

                           PART C--OTHER INFORMATION

ITEM 23: EXHIBITS.

(b) Exhibits:

 a(1).     Declaration of Trust of Registrant. Filed as Exhibit 1(a) to
           Registrant's Registration Statement on Form N-1A (File No.
           333-14725) and incorporated herein by reference thereto.
 a(2).     Amended and Restated Establishment and Designation of Series
           of Shares of Beneficial Interest dated October 11, 1996. Filed as Exhibit 1(b) to Registrant's Registration Statement on Form
           N-1A (File No. 333-14725) and incorporated herein by reference thereto.
 a(3).     Certificate for the Establishment and Designation of Classes
           dated July 10, 1996. Filed as Exhibit 1(c) to Registrant's
           Registration Statement on Form N-1A (File No. 333-14725) and
           incorporated herein by reference thereto.
 a(4).     Incumbency Certificate. Filed as Exhibit 1(d) to Post-Effec-
           tive Amendment No. 1 to Registrant's Registration Statement on
           Form N-1A (File No. 333-14725) and incorporated herein by ref-
           erence thereto.
    b.     By-Laws of Registrant. Filed as Exhibit 2 to Registrant's Reg-
           istration Statement on Form N-1A (File No. 333-14725) and in-
           corporated herein by reference thereto.
    c.     Specimen certificates of Shares of each Fund. Filed as Exhibit
           4 to Registrant's Registration Statement on Form N-1A (File
           No. 333-14725) and incorporated herein by reference thereto.
 d(1).     Investment Management Agreement between Registrant and Nuveen
           Advisory Corp. Filed as Exhibit 5 to Post-Effective Amendment
           No. 1 to Registrant's Registration Statement on Form N-1A
           (File No. 333-14725) and incorporated herein by reference
           thereto.
 d(2).     Renewal of Investment Management Agreement dated May 5, 1998.
           Filed as exhibit d(2) to Post-Effective Amendment No. 3.
 e(1).     Distribution Agreement between Registrant and John Nuveen &
           Co. Incorporated. Filed as Exhibit 6 to Post-Effective Amend-
           ment No. 1 to Registrant's Registration Statement on Form N-1A
           (File No. 333-14725) and incorporated herein by reference
           thereto.
 e(2).     Renewal of Distribution Agreement dated July 31, 1998.
    f.     Not applicable.
    g.     Custodian Agreement between Registrant and Chase Manhattan
           Bank. Filed as Exhibit 8 to Post-Effective Amendment No. 1 to
           Registrant's Registration Statement on Form N-1A (File No.
           333-14725) and incorporated herein by reference thereto.
    h.     Transfer Agency Agreement between Registrant and Chase Global
           Funds Services Company.
    i.     Opinion Morgan, Lewis, and Bockius LLP.
    j.     Consent of Arthur Andersen LLP, Independent Public Accoun-
           tants.
    k.     Not applicable.
    l.     Not applicable.
    m.     Plan of Distribution and Service Pursuant to Rule 12b-1 for
           the Class A Shares, Class B Shares and Class C Shares of each
           Fund. Filed as Exhibit 15 to Registrant's Registration State-
           ment on Form N-1A (File No. 333-14725) and incorporated herein by reference thereto.
    n.     Financial Data Schedule.
    o.     Multi-Class Plan Adopted Pursuant to Rule 18f-3. Filed as Ex-
           hibit 18 to Registrant's Registration Statement on Form N-1A
           (File No. 333-14725) and incorporated herein by reference
           thereto.
 z(1).     Original Powers of Attorney for each Director authorizing, among others, Gifford R. Zimmerman and Larry W. Martin to exe-
           cute the Registration Statement on his or her behalf. Filed as
           Exhibit 99(a) to Post-Effective Amendment No. 1 to Regis-
           trant's Registration Statement on Form N-1A (File No. 333-
           14725) and incorporated herein by reference thereto.
 z(2).     Certified copy of Resolution of Board of Trustees authorizing the signing of the names of trustees and officers on the Reg-
           istrant's Registration Statement pursuant to power of attor-
           ney. Filed as exhibit z(2) to Post-Effective Amendment No. 3.
 z(3).     Code of Ethics and Reporting Requirements. Filed as Exhibit
           99(c) to Post-Effective Amendment No. 1 to Registrant's Regis-
           tration Statement on Form N-1A (File No. 333-14725) and incor-
           porated herein by reference thereto.

ITEM 24: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Not applicable.

ITEM 25: INDEMNIFICATION
Section 4 of Article XII of Registrant's Amended and Restated Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

  (a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

  (b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

  (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

    (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

    (ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4, provided that either:

  (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

  (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                                ----------------

The trustees and officers of the Registrant are covered by an Investment Trust Errors and Omission policy in the aggregate amount of $20,000,000 (with a maximum deductible of $500,000) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26: BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
Nuveen Advisory Corp. serves as investment adviser to the following open-end management type investment companies: Nuveen Flagship Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Flagship Multistate Trust III, Nuveen Flagship Multistate Trust IV, Nuveen Flagship Municipal Trust, Flagship Admiral Funds Inc., Nuveen California Tax-Free Fund, Inc., Nuveen Tax-Free Money Market Fund, Inc., Nuveen Tax-Exempt Money Market Fund, Inc., and Nuveen Tax-Free Reserves, Inc. It also serves as investment adviser to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc. Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Washington Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, and Nuveen Insured Premium Income Municipal Fund 2. Nuveen Advisory Corp. has no other clients or business at the present time. The principal business address for all of these investment companies is 333 West Wacker Drive, Chicago, Illinois 60606.

For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer, other than Timothy R. Schwertfeger and Anthony T. Dean, of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management" in the Statement of Additional Information.

Timothy R. Schwertfeger is Chairman and Director of Nuveen Advisory Corp., the investment adviser. Mr. Schwertfeger has, during the last two years, been Chairman and formerly Executive Vice President and Director of the John Nuveen Company, John Nuveen & Co. Incorporated, and Nuveen Institutional Advisory Corp; Chairman and Director (since January 1997) of Nuveen Asset Management, Inc.; Chairman and Director of Rittenhouse Financial Services, Inc. Anthony T. Dean is President and Director of Nuveen Advisory Corp., the investment adviser. Mr. Dean has, during the last two years, been Executive Vice President and Director of The John Nuveen Company and John Nuveen & Co. Incorporated; and Director of Nuveen Institutional Advisory Corp.; Chairman and Director (since January 1997) of Nuveen Asset Management, Inc.; Chairman and Director of Rittenhouse Financial Services, Inc.

ITEM 27: PRINCIPAL UNDERWRITERS
(a) John Nuveen & Co., Incorporated ("Nuveen") acts as principal underwriter to the following open-end management type investment companies: Nuveen Flagship Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Flagship Multistate Trust III, Nuveen Flagship Multistate Trust IV, Nuveen Flagship Municipal Trust, Nuveen California Tax-Free Fund, Inc., Nuveen Tax-Free Money Market Fund, Inc., Nuveen Tax-Exempt Money Market Fund, Inc., Nuveen Tax-Free Reserves, Inc., Flagship Admiral Funds Inc., Nuveen Investment Trust and Nuveen Investment Trust II. Nuveen also acts as depositor and principal underwriter of the Nuveen Tax-Free Unit Trust and the Nuveen Unit Trust, registered unit investment trusts. Nuveen has also served or is serving as co-managing underwriter to the following closed-end management type investment companies:
Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Washington Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Insured California Select Tax-Free Income Portfolio, Nuveen Insured New York Select Tax-Free Income Portfolio and Nuveen Select Tax-Free Income Portfolio 3.

 .(b)

NAME AND PRINCIPAL       POSITIONS AND OFFICES        POSITIONS AND OFFICES
BUSINESS ADDRESS         WITH UNDERWRITER             WITH REGISTRANT
------------------------------------------------------------------------------
Timothy R. Schwertfeger  Chairman of the Board,       Chairman of the Board
333 West Wacker Drive    Chief Executive Officer      and Director
Chicago, IL 60606        and Director
Anthony T. Dean          President and Director       President and Director
333 West Wacker Drive
Chicago, IL 60606
John P. Amboian          Executive Vice President     None
333 West Wacker Drive    and Chief Financial Officer
Chicago, IL 60606
Bruce P. Bedford         Executive Vice President     Executive Vice President
333 West Wacker Drive
Chicago, IL 60606
William Adams IV         Vice President               None
333 West Wacker Drive
Chicago, IL 60606
Alan G. Berkshire        Vice President and Secretary Vice President
333 West Wacker Drive                                 and Assistant Secretary
Chicago, IL 60606
Clifton L. Fenton        Vice President               None
333 West Wacker Drive
Chicago, IL 60606
Kathleen M. Flanagan     Vice President               Vice President
333 West Wacker Drive
Chicago, IL 60606
Stephen D. Foy           Vice President               Vice President and
333 West Wacker Drive                                 Controller
Chicago, IL 60606
Michael G. Gaffney       Vice President               Vice President
333 West Wacker Drive
Chicago, IL 60606
Anna R. Kucinskis        Vice President               Vice President
333 West Wacker Drive
Chicago, IL 60606
Robert B. Kuppenheimer   Vice President               None
333 West Wacker Drive
Chicago, IL 60606
Larry W. Martin          Vice President and           Vice President and
333 West Wacker Drive    Assistant Secretary          Assistant Secretary
Chicago, IL 60606
Thomas C. Muntz          Vice President               None
333 West Wacker Drive
Chicago, IL 60606
Stuart W. Rogers         Vice President               None
333 West Wacker Drive
Chicago, IL 60606

                                         POSITIONS AND        POSITIONS AND
NAME AND PRINCIPAL                       OFFICES              OFFICES
BUSINESS ADDRESS                         WITH UNDERWRITER     WITH REGISTRANT
--------------------------------------------------------------------------------
Bradford W. Shaw, Jr.                    Vice President       None
333 West Wacker Drive Chicago, IL 60606
H. William Stabenow                      Vice President       Vice President and
333 West Wacker Drive                    and Treasurer        Treasurer
Chicago, IL 60606
Paul C. Williams                         Vice President       None
333 West Wacker Drive
Chicago, IL 60606
Margaret E. Wilson                       Vice President and   None
333 West Wacker Drive                    Corporate Controller
Chicago, IL 60606
Gifford R. Zimmerman                     Vice President and   Vice President and
333 West Wacker Drive                    Assistant Secretary  Secretary
Chicago, IL 60606

(c) Not applicable.

ITEM 28: LOCATION OF ACCOUNTS AND RECORDS
Nuveen Advisory Corp., 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.

The Chase Manhattan Bank, 4 New York Plaza, New York, New York 10004 maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Advisory Corp., Shareholder Services, Inc., Boston Financial, or Chase Global Funds Services Company.

Until August 22, 1998, Shareholder Services, Inc., P.O. Box 5330, Denver, Colorado 80217-5330 and Boston Financial Data Services, 225 Franklin Street, Boston, Massachusetts 02106 will maintain all the required records in their capacity as transfer, dividend paying, and shareholder service agents for the Funds. After August 24, 1998, Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108, will maintain the same records in the same capacity for the Funds.

ITEM 29: MANAGEMENT SERVICES
Not applicable.

ITEM 30: UNDERTAKINGS
Not applicable.

                                  SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT AND THE INVESTMENT COMPANY ACT, THE REGISTRANT CERTIFIES THAT IT MEETS ALL THE REQUIREMENTS FOR EFFECTIVENESS UNDER PARAGRAPH (B) OF RULE 485 UNDER THE SECURITIES ACT AND HAS DULY CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, DULY AUTHORIZED, IN THE CITY OF CHICAGO, AND STATE OF ILLINOIS, ON THE 27TH DAY OF AUGUST, 1998.

                                     NUVEEN FLAGSHIP MUNICIPAL TRUST

                                          /s/ Gifford R. Zimmerman
                                     -----------------------------------------
                                          Gifford R. Zimmerman, Vice President

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATE INDICATED.

            SIGNATURE                     TITLE                       DATE
            ---------                     -----                       ----
      /s/ Stephen D. Foy         Vice President and              August 27, 1998
 -------------------------------  Controller (Principal
         Stephen D. Foy           Financial and
                                  Accounting Officer)

     Timothy R. Schwertfeger     Chairman of the Board   )
                                  and Trustee (Principal )
                                  Executive Officer)     )
         Anthony T. Dean         President and Trustee   )
        Robert P. Bremner        Trustee                 )     /s/ Gifford R. Zimmerman
        Lawrence H. Brown        Trustee                 ) By____________________________
      Anne E. Impellizzeri       Trustee                 )         Gifford R. Zimmerman
         Peter R. Sawers         Trustee                 )           Attorney-in-Fact
      William J. Schneider       Trustee                 )           August 27, 1998
       Judith M. Stockdale       Trustee                 )

AN ORIGINAL POWER OF ATTORNEY AUTHORIZING, AMONG OTHERS, GIFFORD R. ZIMMERMAN AND LARRY W. MARTIN TO EXECUTE THIS REGISTRATION STATEMENT, AND AMENDMENTS THERETO, FOR EACH OF THE OFFICERS AND DIRECTORS OF THE REGISTRANT HAS BEEN EXECUTED AND IS INCORPORATED BY REFERENCE IN THIS REGISTRATION STATEMENT.

                               EXHIBIT INDEX

                                                                  SEQUENTIALLY
 EXHIBIT                                                            NUMBERED
 NUMBER                          EXHIBIT                              PAGE
 -------                         -------                          ------------
 e(2).   Renewal of Distribution Agreement dated July 31, 1998.
 h.      Transfer Agency Agreement.
 i.      Opinion of Morgan, Lewis & Bockius LLP.
         Consent of Arthur Andersen LLP, Independent Public
 j(1).   Accountants.
         Consent of Deloitte and Touche LLP, Independent
 j(2).   Auditors.
 n.      Financial Data Schedule.